UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       File No.  33-82174

     Pre-Effective Amendment No.                                             |_|


     Post-Effective Amendment No. 15                                         |X|


                        (Check appropriate box or boxes.)


                         NATIONWIDE VARIABLE ACCOUNT - 7
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)


                        NATIONWIDE LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                               (Name of Depositor)


                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
--------------------------------------------------------------------------------
         (Address of Depositor's Principal Executive Offices) (Zip Code)


Depositor's Telephone Number, including Area Code          (614) 249-7111
--------------------------------------------------------------------------------



    PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)




Approximate Date of Proposed Public Offering        MAY 1, 2005

--------------------------------------------------------------------------------



It is proposed that this filing will become effective (check appropriate box)

     |_|  immediately upon filing pursuant to paragraph (b)

     |X|  on May 1, 2005 pursuant to paragraph (b)

     |_|  60 days after filing pursuant to paragraph (a)(1)

     |_|  on (date) pursuant to paragraph (a)(1)

If appropriate, check the following box:

     |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered     MODIFIED SINGLE PREMIUM DEFERRED
                                         VARIABLE ANNUITY CONTRACT
--------------------------------------------------------------------------------

                        NATIONWIDE LIFE INSURANCE COMPANY
           Modified Single Premium Deferred Variable Annuity Contracts
             Issued by Nationwide Life Insurance Company through its
                         Nationwide Variable Account-7

                   The date of this prospectus is May 1, 2005.

-------------------------------------------------------------------------------
This prospectus contains basic information you should understand about the contracts before investing - the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest. Please read this prospectus carefully and keep it for future reference.
--------------------------------------------------------------------------------


The Statement of Additional Information (dated May 1, 2005) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 27. For general information or to obtain free copies of the Statement of Additional Information, call Nationwide's service center at 1-800-848-6331 (TDD 1-800-238-3035) or write:


                  Nationwide Life Insurance Company
                  P.O. Box 182021 Columbus, Ohio
                  43218-2021

The Statement of Additional Information and other materials incorporated by reference can be found on the SEC website at: WWW.SEC.GOV.

BEFORE INVESTING, UNDERSTAND THAT ANNUITIES AND/OR LIFE INSURANCE PRODUCTS ARE NOT INSURED BY THE FDIC, NCUSIF, OR ANY OTHER FEDERAL GOVERNMENT AGENCY, AND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED BY, OR INSURED BY THE DEPOSITORY INSTITUTION WHERE OFFERED OR ANY OF ITS AFFILIATES. ANNUITIES THAT INVOLVE INVESTMENT RISK MAY LOSE VALUE. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

The following is a list of the underlying mutual funds available under the contract.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP Equity-Income Portfolio: Initial Class*
o    VIP Growth Portfolio: Initial Class
o    VIP High Income Portfolio: Initial Class *
o    VIP Money Market Portfolio: Initial Class
o    VIP Overseas Portfolio: Initial Class
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o    VIP Asset Manager Portfolio: Initial Class
o    VIP Asset Manager: Growth Portfolio: Initial Class
o    VIP Contrafund(R) Portfolio: Initial Class
o    VIP Index 500 Portfolio: Initial Class
o    VIP Investment Grade Bond Portfolio: Initial Class
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o    VIP Balanced Portfolio: Initial Class
o    VIP Growth & Income Portfolio: Initial Class
o    VIP Growth Opportunities Portfolio: Initial Class


*This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-7 ("variable account") may be allocated to the fixed account.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate the variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract plus any amount held in the fixed account.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) if the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as an Individual Retirement Annuity, Roth IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans that receive favorable tax treatment under
Section 401 of the Internal Revenue Code, including Investment-only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account-7, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.....................................
CONTRACT EXPENSES.............................................
UNDERLYING MUTUAL FUND ANNUAL EXPENSES........................
EXAMPLE.......................................................
SYNOPSIS OF THE CONTRACTS.....................................

     Minimum Initial and Subsequent Purchase Payments
     Purpose of the Contract
     Charges and Expenses
     Annuity Payments
     Taxation
     Ten Day Free Look

FINANCIAL STATEMENTS..........................................
CONDENSED FINANCIAL INFORMATION...............................
NATIONWIDE LIFE INSURANCE COMPANY.............................
NATIONWIDE INVESTMENT SERVICES CORPORATION....................
INVESTING IN THE CONTRACT.....................................
     The Variable Account and Underlying Mutual Funds
     The Fixed Account
THE CONTRACT IN GENERAL......................................`
     Distribution, Promotional and Sales Expenses
     Underlying Mutual Funds
     Profitability
STANDARD CHARGES AND DEDUCTIONS...............................
     Mortality and Expense Risk Charge
     Administration Charge
     Contingent Deferred Sales Charge
     Premium Taxes
     Short-Term Trading Fees
OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS............
     Optional Death Benefits
CONTRACT OWNERSHIP............................................
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary
OPERATION OF THE CONTRACT.....................................
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests
     Transfer Restrictions
RIGHT TO REVOKE...............................................
SURRENDER (REDEMPTION)........................................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Tax Sheltered Annuity
     Surrenders Under a Texas Optional Retirement Program or a
         Louisiana Optional Retirement Plan
LOAN PRIVILEGE................................................
     Minimum and Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions and Annuity Payments
     Transferring the Contract
     Grace Period and Loan Default
ASSIGNMENT....................................................
CONTRACT OWNER SERVICES.......................................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals
ANNUITY COMMENCEMENT DATE.....................................
ANNUITIZING THE CONTRACT......................................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Annuity Payment Options
DEATH BENEFITS................................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     How the Death Benefit Value is Determined
     Death Benefit Payments
STATEMENTS AND REPORTS........................................
LEGAL PROCEEDINGS.............................................
ADVERTISING ..................................................
     Money Market Yields
     Historical Performance of the Sub-Accounts
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
     INFORMATION..............................................
APPENDIX A: UNDERLYING MUTUAL FUNDS...........................
APPENDIX B: CONDENSED FINANCIAL INFORMATION...................
APPENDIX C: CONTRACT TYPES AND TAX INFORMATION................

CONTRACT EXPENSES

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

------------------------------------------------------------------------------------------------------------------------------------
                                                  CONTRACT OWNER TRANSACTION EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM CONTINGENT DEFERRED SALES CHARGE ("CDSC") (as a percentage of purchase payments surrendered).....................     7% 1
MAXIMUM LOAN PROCESSING FEE..............................................................................................     $25 2
MAXIMUM PREMIUM TAX CHARGE (as a percentage of purchase payments)........................................................     5% 3
----------------------------------------------------------------------------------------------------------------------------- ------

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

------------------------------------------------------------------------------------------------------------------------------------
                                                      RECURRING CONTRACT EXPENSES
----------------------------------------------------------------------------------------------------------------------------- ------


ANNUAL LOAN INTEREST CHARGE..............................................................................................    2.25% 4


VARIABLE ACCOUNT ANNUAL EXPENSES (annualized rate of total variable account charges as a percentage of the daily net assets)5

     MORTALITY AND EXPENSE RISK CHARGE...................................................................................     1.25%

     ADMINISTRATION CHARGE...............................................................................................     0.15%

         TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES..........................................................................     1.40%

     DEATH BENEFIT OPTIONS6 (an applicant may elect one)

         OPTIONAL LONG TERM CARE FACILITY AND ONE-YEAR STEP UP DEATH BENEFIT.............................................     0.05%
         Total Variable Account Charges (including this option only).....................................................     1.45%

         OPTIONAL LONG TERM CARE FACILITY AND 5% ENHANCED DEATH BENEFIT..................................................     0.10%
         Total Variable Account Charges (including this option only).....................................................     1.50%
----------------------------------------------------------------------------------------------------------------------------- ------

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract.

------------------------------------------------------------------------------------------------------------------------------------
                                                 SUMMARY OF MAXIMUM CONTRACT EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Charge (applicable to all contracts)..........................................................     1.25%
Administrative Charge (applicable to all contracts)......................................................................     0.15%
Optional Long Term Care Facility and 5% Enhanced Death Benefit...........................................................     0.10%
----------------------------------------------------------------------------------------------------------------------------- ------
MAXIMUM POSSIBLE TOTAL VARIABLE ACCOUNT CHARGES..........................................................................     1.50%
----------------------------------------------------------------------------------------------------------------------------- ------

1 Range of CDSC over time:

----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
Number of Completed Years from
Date of Purchase Payment                0          1          2          3           4          5          6          7
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
CDSC Percentage                        7%         6%         5%          4%         3%         2%         1%          0%
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------

Each contract year, the contract owner may withdraw without a CDSC the greater of:
(1)  10% of all purchase payments made to the contract; or
(2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.
2 Nationwide may assess a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.
3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.
4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
5 These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account. They are charged on a daily basis at the annualized rate noted above.
6 Unless otherwise indicated, optional benefits must be elected at the time of application and once elected, optional benefits may not be removed from the contract.

UNDERLYING MUTUAL FUND ANNUAL EXPENSES


The next table shows the minimum and maximum total operating expenses as of December 31, 2004 charged by the underlying mutual funds periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses, including waivers and reimbursements, is contained in the prospectus for each underlying mutual fund.


--------------------------------------------------------------------------------------------------------- ------------- ------------
Total Annual Underlying Mutual Fund Operating Expenses                                                      Minimum       Maximum
--------------------------------------------------------------------------------------------------------- ------------- ------------

(expenses that are deducted from underlying mutual fund assets, including
management fees, distribution (12b-1) fees, and other expenses as a                                           0.29%         0.91%
percentage of average underlying mutual fund assets)

--------------------------------------------------------------------------------------------------------- ------------- ------------

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.

EXAMPLE


This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses. The example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.


The Example assumes:
o    a $10,000 investment in the contract for the time periods indicated;
o    a 5% return each year;
o the maximum and the minimum fees and expenses of any of the underlying mutual funds;
o    the CDSC schedule; and
o the total variable account charges associated with the most expensive combination of optional benefits (1.50%).

------------------------------------------------------------------------------------------------------------------------------------
                                     If you surrender your contract          If you do not          If you annuitize your contract
                                      at the end of the applicable             surrender             at the end of the applicable
                                               time period                   your contract                    time period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                      1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Maximum Total Underlying Mutual

Fund Operating Expenses (0.91%)        793    1,138  1,509   2,831    253    778    1,329   2,831     *     778    1,329    2,837

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Minimum Total Underlying Mutual

Fund Operating Expenses (0.29%)        728     942   1,180   2,167    188    582    1,000   2,167     *     582    1,000    2,167

------------------------------------------------------------------------------------------------------------------------------------

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and references to "contract owner" will mean "participant."

The contracts can be categorized as:

o Individual Retirement Annuities ("IRAs"), with contributions rolled over or transferred from certain tax-qualified plans;

o    Investment-only Contracts (Qualified Plans)

o    Non-Qualified Contract;

o    Roth IRAs; or

o Tax Sheltered Annuities, with contributions rolled over or transferred from other Tax Sheltered Annuity plans.

For more detailed information with regard to differences in contract types, please see "Types of Contracts" in Appendix C.



MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------------- ----------------- -----------------
        CONTRACT           MINIMUM INITIAL       MINIMUM
          TYPE             PURCHASE PAYMENT     SUBSEQUENT
                                                 PAYMENTS
-------------------------- ----------------- -----------------
-------------------------- ----------------- -----------------
IRA                            $15,000            $1,000
-------------------------- ----------------- -----------------
-------------------------- ----------------- -----------------
Non-Qualified Contract         $15,000            $1,000
-------------------------- ----------------- -----------------
-------------------------- ----------------- -----------------
Roth IRA                       $15,000            $1,000
-------------------------- ----------------- -----------------
-------------------------- ----------------- -----------------
Tax Sheltered Annuity          $15,000            $1,000
-------------------------- ----------------- -----------------
-------------------------- ----------------- -----------------
Investment-only Contract
(Qualified Plan)               $15,000            $1,000
-------------------------- ----------------- -----------------


PURPOSE OF THE CONTRACT

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used:

o    by institutional investors;

o    in connection with other Nationwide contracts that have the same annuitant;
     or

o in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment). Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.


CHARGES AND EXPENSES

Nationwide deducts a mortality and expense risk charge equal to an annualized rate of 1.25% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks.

Nationwide deducts an administration charge equal to an annualized rate of 0.15% of the daily net assets of the variable account. Nationwide assesses this charge for reimbursement of administrative expenses relating to contract issuance and maintenance.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

Two optional death benefits are available to contract owners at the time of application. Nationwide will deduct a charge equal to an annualized rate of 0.05% of the daily net assets of the variable account if the One-Year Step Up Death Benefit is elected, or a charge equal to an annualized rate of 0.10% of the daily net assets of the variable account if the 5% Enhanced Death Benefit is elected. For more information about the standard and optional death benefit(s), please see the "Death Benefit Payments" provision.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization. Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

TAXATION

How the contracts are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" in Appendix C and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and the consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.


CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding each class of accumulation units.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly owned subsidiary of Nationwide.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-7 is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on July 22, 1994, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide.

Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds are available in every state.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1) shares of a current underlying mutual fund are no longer available for investment; or

(2)  further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion. Nationwide reserves the right to refuse transfers into the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 30% of the contract value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the

     New Money Rate is subject to change based on market conditions.

o Variable Account to Fixed Rate - Allocations transferred from any of the underlying mutual funds in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

o Renewal Rate - The rate available for maturing fixed account allocations that are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the underlying mutual fund options.

o Dollar Cost Averaging - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.


All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any applicable charges including CDSC.

THE CONTRACT IN GENERAL

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs. Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract and optional charges may not be the same in later contract years as they are in early contract years. The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

DISTRIBUTION, PROMOTIONAL AND SALES EXPENSES

Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.25% of purchase payments. Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

UNDERLYING MUTUAL FUNDS

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. The variable account (established and administered by Nationwide) aggregates all contract owner purchase, redemption, and transfer requests and submits one net purchase/redemption request to the underlying mutual fund each day. Thus, from the underlying mutual fund's standpoint, the variable account is a single shareholder. When the variable account aggregates transactions, the underlying mutual fund is relieved of incurring the expense of processing individual transactions. The expense is incurred by Nationwide.

Nationwide also pays the costs of selling the contract (as discussed above), which benefits the underlying mutual funds by providing contract owners with access to the sub-accounts that correspond to the underlying mutual funds.

The underlying mutual funds understand and acknowledge the value of these services provided by Nationwide. Accordingly, the underlying mutual funds pay Nationwide (or Nationwide affiliates) a fee for some of the distribution and operational services that Nationwide provides and related costs incurred. These payments may be made pursuant to an underlying mutual fund's 12b-1 plan, in which case they are deducted from underlying mutual fund assets. Alternatively, such payments may be made pursuant to service/administration agreements between Nationwide (or a Nationwide affiliate) and the underlying mutual fund's adviser (or its affiliates), in which case payments are typically made from assets outside of the underlying mutual fund assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the underlying mutual fund.

Nationwide took into consideration the anticipated payments from underlying mutual funds when it determined the charges that would be assessed under the contract. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract.

PROFITABILITY

Nationwide does consider profitability when determining the charges in the contract. In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later contract years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a mortality and expense risk charge from the variable account. This amount is computed on a daily basis, and is equal to an annualized rate of 1.25% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The mortality risk charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the two optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk charge is insufficient to cover actual expenses, the loss is borne by Nationwide. Nationwide may realize a profit from this charge.

ADMINISTRATION CHARGE

Nationwide deducts an administration charge from the variable account. This amount is computed on a daily basis and is equal to an annual rate of 0.15% of the daily net assets of the variable account.

The administration charge compensates Nationwide for expenses related to contract issuance and maintenance.

If this charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

---------------------------------- ---------------------------

 NUMBER OF COMPLETED YEARS FROM               CDSC
    DATE OF PURCHASE PAYMENT               PERCENTAGE

---------------------------------- ---------------------------
---------------------------------- ---------------------------
                0                              7%
---------------------------------- ---------------------------
---------------------------------- ---------------------------
                1                              6%
---------------------------------- ---------------------------
---------------------------------- ---------------------------
                2                              5%
---------------------------------- ---------------------------
---------------------------------- ---------------------------
                3                              4%
---------------------------------- ---------------------------
---------------------------------- ---------------------------
                4                              3%
---------------------------------- ---------------------------
---------------------------------- ---------------------------
                5                              2%
---------------------------------- ---------------------------
---------------------------------- ---------------------------
                6                              1%
---------------------------------- ---------------------------
---------------------------------- ---------------------------
                7                              0%
---------------------------------- ---------------------------

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals prior to age 59 1/2 may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

(a)  10% of all purchase payments; or

(b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

(1) upon the annuitization of contracts which have been in force for at least two years;

(2)  upon payment of a death benefit; or

(3)  from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the fixed account and the variable account.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

This contract is not designed for and does not support active trading strategies. In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading. If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract. Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract's CDSC schedule onto the new contract. This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years. This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets. However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

(1)  the time the contract is surrendered;

(2)  annuitization; or

(3) such earlier date as Nationwide becomes subject to premium taxes. Premium taxes may be deducted from death benefit proceeds.

SHORT-TERM TRADING FEES

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

Currently, none of the underlying mutual funds offered as investment options under the contract assess a short-term trading fee.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

o scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

o    contract loans or surrenders, including CDSC-free withdrawals;

o    transfers made upon annuitization of the contract;

o    surrenders of annuity units to make annuity payments; or

o    surrenders of accumulation units to pay a death benefit.


New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

OPTIONAL DEATH BENEFITS

For contracts issued on or after the later of November 3, 1997, or the date on which state insurance authorities approve applicable contract modifications, if the contract owner chooses an optional death benefit, Nationwide will deduct an additional charge equal to an annual rate of either 0.05% or 0.10% of the daily net assets of the variable account, depending upon the options chosen. Nationwide may realize a profit from the charge assessed for these options. Further information about these benefits can be found in the "Death Benefit Payment" provision. All of the following death benefit options may not be available in every state.

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

(1)  the contract value; or

(2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

Long Term Care Facility Provisions

If the contract owner chooses an optional death benefit, no CDSC will be charged on withdrawals if:

o    the third contract anniversary has passed; and

o the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date.

Additionally, if the contract owner chooses an optional death benefit, no CDSC will be charged if:

o the contract owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness; and

o Nationwide receives and records a letter from that physician indicating such diagnosis.

For those contracts that have a non-natural person as contract owner (e.g. a trust or corporation) for the benefit of a natural person, the annuitant may exercise the rights of the contract owner for the purposes described in this provision. If the non-natural contract owner has NOT been established for the benefit of a natural person (e.g. the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may NOT exercise the rights described in this provision.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

o    on a Nationwide form;

o    signed by the contract owner; and

o    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

o    joint owners can only be named for Non-Qualified Contracts;

o joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

o the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner; and

o an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract, if a contract owner who is NOT the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner or contingent annuitant. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary(ies) or contingent beneficiary(ies) during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------------- ----------------- -----------------
        CONTRACT           MINIMUM INITIAL       MINIMUM
          TYPE             PURCHASE PAYMENT     SUBSEQUENT
                                                 PAYMENTS
-------------------------- ----------------- -----------------
-------------------------- ----------------- -----------------
IRA                            $15,000            $1,000
-------------------------- ----------------- -----------------
-------------------------- ----------------- -----------------
Non-Qualified Contract         $15,000            $1,000
-------------------------- ----------------- -----------------
-------------------------- ----------------- -----------------
Roth IRA                       $15,000            $1,000
-------------------------- ----------------- -----------------
-------------------------- ----------------- -----------------
Tax Sheltered Annuity          $15,000            $1,000
-------------------------- ----------------- -----------------
-------------------------- ----------------- -----------------
Investment-only Contract       $15,000            $1,000
(Qualified Plan)
-------------------------- ----------------- -----------------

Subsequent purchase payments are not permitted in the State of New York.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o        New Year's Day                  o        Independence Day
o        Martin Luther King, Jr. Day     o        Labor Day
o        Presidents' Day                 o        Thanksgiving
o        Good Friday                     o        Christmas
o        Memorial Day

Nationwide also will not price purchase payments if:

(1)  trading on the New York Stock Exchange is restricted;

(2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change allocations or make exchanges among the sub-accounts and the fixed account. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

(1) the value of amounts allocated to the sub-accounts of the variable account; and

(2)  amounts allocated to the fixed account.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account and the fixed account based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)  is the sum of:

     (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

(c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annualized rate ranging from 1.40% to 1.50% of the daily net assets of the variable account, depending on which contract features the contract owner chooses.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

(1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

(2)  adding any interest earned on the amounts allocated.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account

Contract owners may request to have fixed account allocations transferred to the variable account only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use dollar cost averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Contract owners may request to have variable account allocations transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, the transfer limit will not be less than 10% of the current value of the variable account at the time the transfer is requested. Nationwide also reserves the right to refuse transfers to the fixed account if the fixed account value is equal to or greater than 30% of the contract value at the time the transfer is requested.

Transfers Among the Sub-Accounts

A contract owner may request to transfer allocations among the sub-accounts at any time, subject to the terms and conditions imposed by the contract and the underlying mutual funds.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS

Contract owners may submit transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.


Generally, sub-account transfers will receive the accumulation unit value next determined after the transfer request is received. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Manager of Multiple Contracts").


Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1-year anniversary because guaranteed terms end on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

TRANSFER RESTRICTIONS

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading"). A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract. Short-term trading can result in:

o the dilution of the value of the investors' interests in the underlying mutual fund;

o underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

o    increased administrative costs due to frequent purchases and redemptions.


To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurance that all the risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.


U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period). For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:

---------------------------------- -------------------------------
TRADING BEHAVIOR                   NATIONWIDE'S RESPONSE
---------------------------------- -------------------------------
---------------------------------- -------------------------------
6 or more transfer events in one   Nationwide will mail a letter
calendar quarter                   to the contract owner
                                   notifying them that:
                                   (1)      they have been
                                         identified as engaging
                                         in harmful trading
                                         practices; and
                                   (2)      if their transfer
                                         events exceed 11 in 2
                                         consecutive calendar
                                         quarters or 20 in one
                                         calendar year, the
                                         contract owner will be
                                         limited to submitting
                                         transfer requests via
                                         U.S. mail.
---------------------------------- -------------------------------
---------------------------------- -------------------------------
More than 11 transfer events in    Nationwide will automatically
2 consecutive calendar quarters    limit the contract owner to
OR                                 submitting transfer requests
More than 20 transfer events in    via U.S. mail.
one calendar year
---------------------------------- -------------------------------

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners. These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.


Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone. However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value. Rather, they will receive the accumulation unit value that is calculated on the following business day. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisers will receive advance notice of being subject to the one-day delay program.


Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. All IRA and Roth IRA refunds will be a return of purchase payments. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Surrenders from the contract may be subject to federal income tax and/or a penalty tax. See "Federal Income Taxes" in Appendix C.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may direct Nationwide to deduct the CDSC from either:

(a)  the amount requested; or

(b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with

Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees. Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o variable account charges;

o underlying mutual fund charges;

o the investment performance of the underlying mutual funds; and

o amounts allocated to the fixed account and any interest credited.

A CDSC may apply.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

(A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a custodial account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     (1) when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
         Section 72(m)(7)); or

     (2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

(B) The surrender limitations described in Section A also apply to:

     (1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     (2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     (3) all amounts transferred from 403(b)(7) custodial accounts (except that earnings and employer contributions as of December 31, 1988 in such custodial accounts may be withdrawn in the case of hardship).

(C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

o    the participant dies;

o    the participant retires;

o    the participant terminates employment due to total disability; or

o the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. Contract owners of Tax Sheltered

Annuities may take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM AND MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

--------------- ------------ -----------------------------------
                CONTRACT     MAXIMUM OUTSTANDING LOAN BALANCE
                VALUES       ALLOWED
--------------- ------------ -----------------------------------
--------------- ------------ -----------------------------------
NON-ERISA       up to        up to 80% of contract value (not
PLANS           $20,000      more than $10,000)
--------------- ------------ -----------------------------------
--------------- ------------ -----------------------------------
                $20,000      up to 50% of contract value (not
                and over     more than $50,000*)
--------------- ------------ -----------------------------------
--------------- ------------ -----------------------------------

--------------- ------------ -----------------------------------
--------------- ------------ -----------------------------------
ERISA PLANS     All          up to 50% of contract value (not
                             more than $50,000*)
--------------- ------------ -----------------------------------
*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. The loan processing fee, if assessed, will not exceed $25 per loan transaction. This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts and the fixed account in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED


All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide then transfers contract value from the fixed account. No CDSC will be deducted on transfers related to loan processing.


LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

DISTRIBUTIONS AND ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

o    the contract is surrendered;

o    the contract owner/annuitant dies;

o    the contract owner who is not the annuitant dies prior to annuitization; or

o    annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD AND LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, IRAs, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING


Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the fixed account. Each Asset Rebalancing reallocation is considered a transfer event. Requests for Asset Rebalancing must be on a Nationwide form. Once Asset Rebalancing is elected, it will only be terminated upon specific instructions from the contract owner; manual transfers will not automatically terminate the program.


Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts and/or the fixed account into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account, the VIP High Income Portfolio: Initial Class and the VIP Money Market Portfolio: Initial Class to any other underlying mutual fund. Dollar Cost Averaging transfers may not be directed to the fixed account.

Transfers occur monthly or on another frequency if permitted by Nationwide. Dollar Cost Averaging transfers are not considered transfer events. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A dollar cost averaging program which transfers amounts from the fixed account to the variable account is not the same as an enhanced rate dollar cost averaging program. Contract owners that wish to utilize dollar cost averaging from the fixed account should first inquire whether any enhanced rate dollar cost averaging programs are available. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs. Only new purchase payments to the contract are eligible to participate in this program and the contract value must be $10,000 or more at the time the program is requested. Dollar cost averaging transfers for this program may only be made from the fixed account. Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the VIP Money Market Portfolio. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1) 10% of all purchase payments made to the contract as of the withdrawal date;

(2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

(3) a percentage of the contract value based on the contract owner's age, as shown in the table that follows:

  -------------------------------- --------------------------
         CONTRACT OWNER'S                PERCENTAGE OF
                AGE                     CONTRACT VALUE
  -------------------------------- --------------------------
  -------------------------------- --------------------------
           Under age 59 1/2                      5%
  -------------------------------- --------------------------
  -------------------------------- --------------------------
      Age 59 1/2 through age 61                  7%
  -------------------------------- --------------------------
  -------------------------------- --------------------------
       Age 62 through age 64                  8%
  -------------------------------- --------------------------
  -------------------------------- --------------------------
       Age 65 through age 74                  10%
  -------------------------------- --------------------------
  -------------------------------- --------------------------
          Age 75 and over                     13%
  -------------------------------- --------------------------

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

o    the age (or date) specified in your contract; or

o    the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions" in Appendix
C).

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

(1)  an annuity payment option; and

(2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

(1)  deducting applicable premium taxes from the total contract value; then

(2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

(1)  deducting applicable premium taxes from the total contract value; then

(2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.


The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization. After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.


The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

(2) multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges Among the Underlying Mutual Funds


Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges may only be made on each anniversary of the annuitization date.


FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

o the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

o an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. Once elected or assumed, the annuity payment option may not be changed. The annuity payment options are:


(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option (1), there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, no death benefit is payable and the surviving joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in Appendix C.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not the contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

If no beneficiary(ies) survives the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiary(ies) or contingent beneficiary(ies) survives the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

HOW THE DEATH BENEFIT VALUE IS DETERMINED

The beneficiary may elect to receive the death benefit:

(1)  in a lump sum;

(2)  as an annuity; or

(3)  in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

The death benefit value is determined as of the date Nationwide receives:

(1)  proper proof of the annuitant's death;

(2)  an election specifying the distribution method; and

(3)  any state required form(s).

DEATH BENEFIT PAYMENTS


Nationwide will pay (or will begin to pay) the death benefit upon receiving proof of death and the instructions as to the payment of the death benefit.


For contracts issued before the later of November 3, 1997 or the date state insurance authorities approve contract modifications, if the annuitant dies before his or her 86th birthday, the death benefit will be the greatest of:

(1)  the contract value;

(2)  the total of all purchase payments, less any amounts surrendered; or

(3) the contract value as of the most recent five year contract anniversary, less any amounts surrendered since that five year anniversary.

If the annuitant dies on or after his or her 86th birthday, the death benefit will be the contract value.

For contracts issued on or after the later of November 3, 1997 or the date state insurance authorities approve contract modifications, contract owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

Five-Year Reset Death Benefit (Standard Contractual Death Benefit)


If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(a)  the contract value;

(b) the total of all purchase payments, less an adjustment for amounts surrendered; or

(c) the contract value as of the most recent five year contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

One-Year Step Up Death Benefit


If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary before the annuitant's 86 th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

(1)  the contract value; or

(2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Death Benefit After Annuitization Date

For any death benefit option, if the annuitant dies after the annuitization date, payment will be determined based on the annuity payment option selected.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and

o    semi-annual and annual reports of allocated underlying mutual funds.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.


IMPORTANT NOTICE REGARDING DELIVERY OF
SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s). Household delivery will continue for the life of the contracts. Please call 1-866-223-0303 to resume regular delivery. Please allow 30 days for regular delivery to resume.


LEGAL PROCEEDINGS


Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters referred to below are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by Nationwide's management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide's consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past two years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide is cooperating with this investigation and is responding to information requests.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales by producers on behalf of either the issuer or the purchaser. Also under investigation are compensation arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. Nationwide has been contacted by regulatory agencies and state attorneys general for information relating to these investigations into compensation and bidding arrangements, anti-competitive activities and unsuitable sales practices. Nationwide is cooperating with regulators in connection with these inquiries. Nationwide Mutual Insurance Company ("NMIC"), Nationwide's ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including Nationwide. Nationwide will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations.

These proceedings are expected to continue in the future, and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings could also affect the outcome of one or more of Nationwide's litigation matters.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. The plaintiff purports to represent a class of persons in the United States who, through their ownership of a Nationwide annuity or insurance product, held units of any Nationwide sub-account invested in mutual funds which included foreign securities in their portfolios and which allegedly experienced market timing trading activity. The complaint contains allegations of negligence, reckless indifference and breach of fiduciary duty. The plaintiff seeks to recover compensatory and punitive damages in an amount not to exceed $75,000 per plaintiff or class member. Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. The plaintiffs moved to remand on June 28, 2004. On July 12, 2004, Nationwide filed a memorandum opposing remand and requesting a stay pending the resolution of an unrelated case covering similar issues, which is an appeal from a decision of the same District Court remanding a removed market timing case to an Illinois state court. On July 30, 2004, the U.S. District Court granted Nationwide's request for a stay pending a decision by the Seventh Circuit on the unrelated case mentioned above. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. This lawsuit is in a preliminary stage, and Nationwide intends to defend it vigorously.

On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation, (2) tortious interference with the plaintiff's contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff's contractual relationships with its variable policyholders, (3) civil conspiracy, and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys' fees. Nationwide filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. Nationwide intends to defend this lawsuit vigorously.

On October 31, 2003, Nationwide was named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by Nationwide or Nationwide Life and Annuity Insurance Company which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. Nationwide filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted Nationwide's motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. Nationwide intends to defend this lawsuit vigorously.

On May 1, 2003, Nationwide was named in a class action lawsuit filed in the United States District Court for the Eastern District of Louisiana entitled Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company. The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by Nationwide. The plaintiff alleges that Nationwide represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that Nationwide's expense charges under the contracts were fixed. The plaintiff claims that Nationwide has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. The plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by Nationwide between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. Nationwide's motion to dismiss the complaint was granted by the District Court on October 28, 2003. The plaintiff appealed that dismissal to the

United States Court of Appeals for the Fifth Circuit. On November 22, 2004, the Fifth Circuit Court of Appeals affirmed the judgment of the District Court dismissing the complaint. The time for further appeal by the plaintiff has expired.

On August 15, 2001, Nationwide was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint three times. As amended, in the current complaint the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide opposed that motion on December 24, 2003. On July 6, 2004, Nationwide filed a Revised Memorandum in Support of Summary Judgment. The plaintiffs have opposed that motion. Nationwide intends to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING

MONEY MARKET YIELDS

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

HISTORICAL PERFORMANCE OF THE SUB-ACCOUNTS

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract and the standard CDSC schedule. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.

                             TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                                                                              PAGE

General Information and History..................................................................................................1
Services.........................................................................................................................1
Purchase of Securities Being Offered.............................................................................................2
Underwriters.....................................................................................................................2
Annuity Payments.................................................................................................................2
Financial Statements.............................................................................................................3


APPENDIX A: UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: INITIAL CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Reasonable income.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: INITIAL CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP HIGH INCOME PORTFOLIO: INITIAL CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of current income.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP MONEY MARKET PORTFOLIO: INITIAL CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            As high a level of current income as is consistent with preservation of capital and liquidity.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: INITIAL CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP ASSET MANAGER PORTFOLIO: INITIAL CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP ASSET MANAGER: GROWTH PORTFOLIO: INITIAL CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Maximize total return.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP CONTRAFUND(R) PORTFOLIO: INITIAL CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP INDEX 500 PORTFOLIO: INITIAL CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Geode Capital Management, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Total return.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP INVESTMENT GRADE BOND PORTFOLIO: INITIAL CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of current income.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP BALANCED PORTFOLIO: INITIAL CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Income and capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP GROWTH & INCOME PORTFOLIO: INITIAL CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return.

------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP GROWTH OPPORTUNITIES PORTFOLIO: INITIAL CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

APPENDIX B:  CONDENSED FINANCIAL INFORMATION

The following tables reflect accumulation unit values for the units of the sub-accounts. As used in this appendix, the term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only


                       NO OPTIONAL DEATH BENEFITS ELECTED
           (VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF             PERIOD
                             VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                             BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                             PERIOD

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

Fidelity Variable            14.896851           16.381865           9.97%                   2,414,517          2004
Insurance Products Fund -    11.592229           14.896851           28.51%                  2,913,311          2003
VIP Equity-Income            14.156023           11.592229           -18.11%                 3,387,196          2002
Portfolio: Initial Class -   15.106920           14.156023           -6.29%                  4,069,198          2001
Q/NQ                         14.130390           15.106920           6.91%                   3,882,248          2000
                             13.477888           14.130390           4.84%                   4,715,117          1999
                             12.245396           13.477888           10.06%                  4,522,264          1998
                             10.000000           12.245396           22.45%                  3,002,855          1997*

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

Fidelity Variable            13.922094           14.190931           1.93%                   2,616,132          2004
Insurance Products Fund -    10.628317           13.922094           30.99%                  3,519,563          2003
VIP Growth Portfolio:        15.422487           10.628317           -31.09%                 4,182,437          2002
Initial Class - Q/NQ         18.995761           15.422487           -18.81%                 5,960,258          2001
                             21.640361           18.995761           -12.21%                 7,489,252          2000
                             15.969000           21.640361           35.51%                  5,101,104          1999
                             11.610523           15.969000           37.54%                  3,147,851          1998
                             10.000000           11.610523           16.11%                  1,898,005          1997*

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

Fidelity Variable            10.158111           10.976756           8.06%                   3,166,722          2004
Insurance Products Fund -    8.095108            10.158111           25.48%                  4,093,238          2003
VIP High Income Portfolio:   7.936743            8.095108            2.00%                   4,761,900          2002
Initial Class - Q/NQ         9.120099            7.936743            -12.98%                 5,787,078          2001
                             11.930180           9.120099            -23.55%                 8,057,837          2000
                             11.187199           11.930180           6.64%                  11,059,477          1999
                             11.859397           11.187199           -5.67%                 12,800,840          1998
                             10.221866           11.859397           16.02%                 11,855,636          1997
                             10.000000           10.221866           2.22%                      14,497          1996*

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

Fidelity Variable            12.132788           12.107279           -0.21%                  1,403,203          2004
Insurance Products Fund -    12.183380           12.132788           -0.42%                  1,968,105          2003
VIP Money Market             12.150588           12.183380           0.27%                   3,319,075          2002
Portfolio: Initial Class -   11.833100           12.150588           2.68%                   4,628,056          2001
Q/NQ                         11.285433           11.833100           4.85%                   3,292,131          2000
                             10.883253           11.285433           3.70%                   4,611,877          1999
                             10.065929           10.883253           8.12%                   4,065,479          1998
                             10.063199           10.065929           0.03%                   3,889,929          1997
                             10.000000           10.063199           0.63%                     140,523          1996*

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

Fidelity Variable            12.460357           13.961227           12.05%                  1,920,889          2004
Insurance Products Fund -    8.814379            12.460357           41.36%                  2,350,188          2003
VIP Overseas Portfolio:      11.213840           8.814379            -21.40%                 2,866,878          2002
Initial Class - Q/NQ         14.428235           11.213840           -22.28%                 3,912,704          2001
                             18.088630           14.428235           -20.24%                 4,932,146          2000
                             12.862332           18.088630           40.63%                  5,109,217          1999
                             11.569690           12.862332           11.17%                  5,585,894          1998
                             10.518503           11.569690           9.99%                   5,423,416          1997
                             10.000000           10.518503           5.19%                      21,535          1996*

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF             PERIOD
                             VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                             BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                             PERIOD

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

Fidelity Variable            13.576190           14.118235           3.99%                     532,862          2004
Insurance Products Fund II   11.670962           13.576190           16.32%                    667,790          2003
- VIP Asset Manager          12.968654           11.670962           -10.01%                   751,105          2002
Portfolio: Initial Class -   13.714827           12.968654           -5.44%                    905,729          2001
Q/NQ                         14.477303           13.714827           -5.27%                  1,115,257          2000
                             13.216823           14.477303           9.54%                   1,230,196          1999
                             11.650850           13.216823           13.44%                  1,049,594          1998
                             10.000000           11.650850           16.51%                    820,436          1997*

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

Fidelity Variable            12.556217           13.121142           4.50%                     395,708          2004
Insurance Products Fund II   10.324912           12.556217           21.61%                     475,279         2003
- VIP Asset Manager:         12.396395           10.324912           -16.71%                    536,122         2002
Growth Portfolio: Initial    13.577036           12.396395           -8.70%                     716,843         2001
Class - Q/NQ                 15.730503           13.577036           -13.69%                    861,064         2000
                             13.841884           15.730503           13.64%                     909,134         1999
                             11.940378           13.841884           15.93%                     876,090         1998
                             10.000000           11.940378           19.40%                     649,082         1997*

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

Fidelity Variable            16.615554           18.918542           13.86%                   2,982,897         2004
Insurance Products Fund II   13.117494           16.615554           26.67%                   3,570,402         2003
- VIP Contrafund(R)          14.675949           13.117494           -10.62%                  4,075,474         2002
Portfolio: Initial Class     16.962632           14.675949           -13.48%                  5,424,339         2001
-Q/NQ                        18.422344           16.962632           -7.92%                   6,707,116         2000
                             15.036722           18.422344           22.52%                   6,071,379         1999
                             11.732706           15.036722           28.16%                   5,106,999         1998
                             10.000000           11.732706           17.33%                   4,099,646         1997*

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

Fidelity Variable            14.131388           15.412633           9.07%                    2,094,825         2004
Insurance Products Fund II   11.161105           14.131388           26.61%                   2,597,784         2003
- VIP Index 500 Portfolio:   14.558975           11.161105           -23.34%                  2,881,955         2002
Initial Class - Q/NQ         16.800024           14.558975           -13.34%                  4,016,315         2001
                             18.785022           16.800024           -10.57%                  4,530,411         2000
                             15.809112           18.785022           18.82%                   4,259,578         1999
                             12.494291           15.809112           26.53%                   3,479,661         1998
                             10.000000           12.494291           24.94%                   2,158,606         1997*

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

Fidelity Variable            14.991569           15.440288           2.99%                    1,553,787         2004
Insurance Products Fund II   14.452314           14.991569           3.73%                    2,340,619         2003
- VIP Investment Grade       13.283557           14.452314           8.80%                    3,450,937         2002
Bond Portfolio: Initial      12.421795           13.283557           6.94%                    3,291,699         2001
Class - Q/NQ                 11.326409           12.421795           9.67%                    2,965,084         2000
                             11.609070           11.326409           -2.43%                   3,487,348         1999
                             10.817010           11.609070           7.32%                    3,388,904         1998
                             10.059105           10.817010           7.53%                    2,454,357         1997
                             10.000000           10.059105           0.59%                        9,740         1996*

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

Fidelity Variable            16.787652           17.458396           4.00%                    2,416,716         2004
Insurance Products Fund      14.462478           16.787652           16.08%                   3,023,884         2003
III - VIP Balanced           16.068810           14.462478           -10.00%                  3,764,687         2002
Portfolio: Initial Class -   16.559606           16.068810           -2.96%                   4,900,704         2001
Q/NQ                         17.547850           16.559606           -5.63%                   5,872,179         2000
                             17.022798           17.547850           3.08%                    7,788,648         1999
                             14.675543           17.022798           15.99%                   8,755,609         1998
                             12.181451           14.675543           20.47%                   8,800,311         1997
                             11.234358           12.181451           8.43%                    7,666,087         1996
                             10.000000           11.234358           12.34%                   3,416,997         1995*

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF             PERIOD
                             VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                             BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                             PERIOD

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

Fidelity Variable            14.574525           15.203560           4.32%                    1,469,101         2004
Insurance Products Fund      11.942147           14.574525           22.04%                   1,914,972         2003
III - VIP Growth & Income    14.524988           11.942147           -17.78%                  2,220,568         2002
Portfolio: Initial Class -   16.144665           14.524988           -10.03%                  2,911,676         2001
Q/NQ                         16.987037           16.144665           -4.69%                   3,385,093         2000
                             15.781386           16.987037           7.64%                    3,863,839         1999
                             12.350709           15.781386           27.78%                   3,344,233         1998
                             10.000000           12.350709           23.51%                   2,011,372         1997*

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

Fidelity Variable            16.795600           17.751397           5.69%                    5,865,216         2004
Insurance Products Fund      13.115822           16.795600           28.06%                   7,658,446         2003
III - VIP Growth             17.020363           13.115822           -22.94%                  9,511,083         2002
Opportunities Portfolio:     20.172772           17.020363           -15.63%                 13,321,722         2001
Initial Class - Q/NQ         24.667851           20.172772           -18.22%                 17,833,598         2000
                             23.993138           24.667851           2.81%                   25,447,799         1999
                             19.527096           23.993138           22.87%                  28,414,698         1998
                             15.239855           19.527096           28.13%                  28,669,316         1997
                             13.069019           15.239855           16.61%                  22,529,477         1996
                             10.000000           13.069019           30.69%                  11,095,627         1995*

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

                     OPTIONAL ONE-YEAR STEP UP DEATH BENEFIT
           ELECTED (VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET
                         ASSETS OF THE VARIABLE ACCOUNT)

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF             PERIOD
                             VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                             BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                             PERIOD

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

Fidelity Variable            12.533878           13.776345           9.91%                      123,810         2004
Insurance Products Fund -    9.758378            12.533878           28.44%                     123,006         2003
VIP Equity-Income            11.922646           9.758378            -18.15%                    128,435         2002
Portfolio: Initial Class -   12.730017           11.922646           -6.34%                     154,894         2001
Q/NQ                         11.913142           12.730017           6.86%                      187,086         2000
                             11.368793           11.913142           4.79%                      207,264         1999
                             10.334399           11.368793           10.01%                     143,214         1998
                             10.000000           10.334399           3.34%                       11,206         1997*

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

Fidelity Variable            11.984978           12.210218           1.88%                      181,648         2004
Insurance Products Fund -    9.154131            11.984978           30.92%                     195,092         2003
VIP Growth Portfolio:        13.290081           9.154131            -31.12%                    198,800         2002
Initial Class - Q/NQ         16.377655           13.290081           -18.85%                    240,907         2001
                             18.667172           16.377655           -12.26%                    447,316         2000
                             13.781993           18.667172           35.45%                     297,413         1999
                             10.025497           13.781993           37.47%                     133,287         1998
                             10.000000           10.025497           0.25%                       20,722         1997*

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

Fidelity Variable            8.646967            9.339088            8.00%                      161,359         2004
Insurance Products Fund -    6.894367            8.646967            25.42%                     119,668         2003
VIP High Income Portfolio:   6.762920            6.894367            1.94%                      133,862         2002
Initial Class - Q/NQ         7.775236            6.762920            -13.02%                    150,130         2001
                             10.176069           7.775236            -23.59%                    171,239         2000
                             9.547168            10.176069           6.59%                      203,248         1999
                             10.125956           9.547168            -5.72%                     154,310         1998
                             10.000000           10.125956           1.26%                       18,314         1997*

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

Fidelity Variable            11.634636           11.604286           -0.26%                      25,773         2004
Insurance Products Fund -    11.689079           11.634636           -0.47%                     152,415         2003
VIP Money Market             11.663532           11.689079           0.22%                      177,315         2002
Portfolio: Initial           11.364567           11.663532           2.63%                      248,620         2001
Class - Q/NQ                 10.844055           11.364567           4.80%                       94,187         2000
                             10.462911           10.844055           3.64%                       92,768         1999
                             10.066783           10.462911           3.94%                      149,066         1998
                             10.000000           10.066783           0.67%                      103,446         1997*

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

Fidelity Variable            10.623695           11.897310           11.99%                      54,008         2004
Insurance Products Fund -    7.518950            10.623695           41.29%                      40,523         2003
VIP Overseas Portfolio:      9.570633            7.518950            -21.44%                     42,534         2002
Initial Class - Q/NQ         12.320308           9.570633            -22.32%                     62,839         2001
                             15.453729           12.320308           -20.28%                     76,976         2000
                             10.994287           15.453729           40.56%                      65,541         1999
                             9.894400            10.994287           11.12%                      48,076         1998
                             10.000000           9.894400            -1.06%                      12,573         1997*

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

Fidelity Variable            11.860213           12.327496           3.94%                       28,103         2004
Insurance Products Fund II   10.200970           11.860213           16.27%                      33,852         2003
- VIP Asset Manager          11.340982           10.200970           -10.05%                     44,739         2002
Portfolio: Initial Class -   11.999629           11.340982           -5.49%                      48,699         2001
Q/NQ                         12.673141           11.999629           -5.31%                      54,932         2000
                             11.575607           12.673141           9.48%                       57,444         1999
                             10.209261           11.575607           13.38%                      32,492         1998
                             10.000000           10.209261           2.09%                        9,263         1997*

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF             PERIOD
                             VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                             BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                             PERIOD

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

Fidelity Variable            10.735154           11.212463           4.45%                       15,178         2004
Insurance Products Fund II   8.831934            10.735154           21.55%                      15,729         2003
- VIP Asset Manager:         10.609255           8.831934            -16.75%                     17,695         2002
Growth Portfolio: Initial    11.625620           10.609255           -8.74%                      23,764         2001
Class - Q/NQ                 13.476375           11.625620           -13.73%                     25,683         2000
                             11.864403           13.476375           13.59%                      23,461         1999
                             10.239737           11.864403           15.87%                      27,444         1998
                             10.000000           10.239737           2.40%                        3,686         1997*

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

Fidelity Variable            14.050776           15.990164           13.80%                     117,489         2004
Insurance Products Fund II   11.098298           14.050776           26.60%                     124,115         2003
- VIP Contrafund(R)            12.423170           11.098298           -10.66%                    133,573         2002
Portfolio: Initial Class     14.366179           12.423170           -13.52%                    170,532         2001
-Q/NQ                        15.610339           14.366179           -7.97%                     254,589         2000
                             12.747959           15.610339           22.45%                     182,647         1999
                             9.951886            12.747959           28.10%                     118,880         1998
                             10.000000           9.951886            -0.48%                      10,284         1997*

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

Fidelity Variable            11.649028           12.698760           9.01%                      114,023         2004
Insurance Products Fund II   9.205181            11.649028           26.55%                     122,337         2003
- VIP Index 500 Portfolio:   12.013694           9.205181            -23.38%                    132,507         2002
Initial Class - Q/NQ         13.870024           12.013694           -13.38%                    159,178         2001
                             15.516650           13.870024           -10.61%                    203,665         2000
                             13.065126           15.516650           18.76%                     174,367         1999
                             10.330898           13.065126           26.47%                      91,737         1998
                             10.000000           10.330898           3.31%                        3,705         1997*

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

Fidelity Variable            14.019511           14.431813           2.94%                       72,042         2004
Insurance Products Fund II   13.522075           14.019511           3.68%                       76,877         2003
- VIP Investment Grade       12.434847           13.522075           8.74%                      101,660         2002
Bond Portfolio: Initial      11.634088           12.434847           6.88%                       64,996         2001
Class  - Q/NQ                10.613518           11.634088           9.62%                       55,274         2000
                             10.883913           10.613518           -2.48%                      66,413         1999
                             10.146469           10.883913           7.27%                       10,876         1998
                             10.000000           10.146469           1.46%                            0         1997*

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

Fidelity Variable            11.715543           12.177449           3.94%                       31,733         2004
Insurance Products Fund      10.097995           11.715543           16.02%                      32,540         2003
III - VIP Balanced           11.225264           10.097995           -10.04%                     37,961         2002
Portfolio: Initial Class -   11.574021           11.225264           -3.01%                      38,648         2001
Q/NQ                         12.270926           11.574021           -5.68%                      61,102         2000
                             11.909803           12.270926           3.03%                      102,797         1999
                             10.272783           11.909803           15.94%                      70,479         1998
                             10.000000           10.272783           2.73%                        8,383         1997*

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

Fidelity Variable            12.240411           12.762230           4.26%                       68,420         2004
Insurance Products Fund      10.034701           12.240411           21.98%                      74,118         2003
III - VIP Growth & Income    12.211208           10.034701           -17.82%                     78,929         2002
Portfolio: Initial Class -   13.579820           12.211208           -10.08%                    132,560         2001
Q/NQ                         14.295582           13.579820           -5.01%                     154,167         2000
                             13.287693           14.295582           7.59%                      153,521         1999
                             10.404380           13.287693           27.71%                     117,575         1998
                             10.000000           10.404380           4.04%                        6,119         1997*

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF             PERIOD
                             VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                             BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                             PERIOD

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

Fidelity Variable            8.911262            9.413600            5.64%                      175,022         2004
Insurance Products Fund      6.962409            8.911262            27.99%                     187,805         2003
III - VIP Growth             9.039693            6.962409            -22.98%                    191,834         2002
Opportunities Portfolio:     10.719454           9.039693            -15.67%                    250,183         2001
Initial Class - Q/NQ         13.114680           10.719454           -18.26%                    328,826         2000
                             12.762442           13.114680           2.76%                      464,485         1999
                             10.392122           12.762442           22.81%                     341,678         1998
                             10.000000           10.392122           3.92%                       39,914         1997*

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

                   OPTIONAL 5% ENHANCED DEATH BENEFIT ELECTED
           (VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF             PERIOD
                             VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                             BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                             PERIOD

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

Fidelity Variable            12.494773           13.726398                  9.86%                70,414         2004
Insurance Products Fund -    9.732886            12.494773                 28.38%                71,345         2003
VIP Equity-Income            11.897518           9.732886                 -18.19%                73,278         2002
Portfolio: Initial Class -   12.709684           11.897518                 -6.39%                71,430         2001
Q/NQ                         11.900112           12.709684                  6.80%                68,914         2000
                             11.362118           11.900112                  4.73%                59,406         1999
                             10.333567           11.362118                  9.95%                54,381         1998
                             10.000000           10.333567                  3.34%                 4,862         1997*

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

Fidelity Variable            11.947602           12.165962                  1.83%                62,950         2004
Insurance Products Fund -    9.130201            11.947602                 30.86%                63,375         2003
VIP Growth Portfolio:        13.262071           9.130201                 -31.16%                66,078         2002
Initial Class - Q/NQ         16.351497           13.262071                -18.89%                74,355         2001
                             18.646776           16.351497                -12.31%                75,389         2000
                             13.773906           18.646776                 35.38%                68,415         1999
                             10.024687           13.773906                 37.40%                42,192         1998
                             10.000000           10.024687                  0.25%                 2,478         1997*

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

Fidelity Variable            8.619983            9.305233                   7.95%                49,229         2004
Insurance Products Fund -    6.876332            8.619983                  25.36%                52,202         2003
VIP High Income Portfolio:   6.748658            6.876332                   1.89%                54,717         2002
Initial Class - Q/NQ         7.762794            6.748658                 -13.06%                59,071         2001
                             10.164929           7.762794                 -23.63%                64,359         2000
                             9.541553            10.164929                  6.53%                67,174         1999
                             10.125138           9.541553                  -5.76%                46,036         1998
                             10.000000           10.125138                  1.25%                 6,537         1997*

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

Fidelity Variable            11.598279           11.562155                 -0.31%                24,928         2004
Insurance Products Fund -    11.658464           11.598279                 -0.52%                25,016         2003
VIP Money Market             11.638891           11.658464                  0.17%                25,144         2002
Portfolio: Initial Class -   11.346346           11.638891                  2.58%                41,069         2001
Q/NQ                         10.832134           11.346346                  4.75%                37,534         2000
                             10.456715           10.832134                  3.59%                49,021         1999
                             10.065929           10.456715                  3.88%                71,766         1998
                             10.000000           10.065929                  0.66%                     0         1997*

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

Fidelity Variable            10.590569           11.854202                 11.93%                20,167         2004
Insurance Products Fund -    7.499286            10.590569                 41.22%                21,152         2003
VIP Overseas Portfolio:      9.550445            7.499286                 -21.48%                21,108         2002
Initial Class - Q/NQ         12.300620           9.550445                 -22.36%                23,111         2001
                             15.436822           12.300620                -20.32%                24,233         2000
                             10.987826           15.436822                 40.49%                15,948         1999
                             9.893604            10.987826                 11.06%                 9,431         1998
                             10.000000           9.893604                  -1.06%                 3,738         1997*

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

Fidelity Variable            11.823194           12.282785                  3.89%                 8,019         2004
Insurance Products Fund II   10.174290           11.823194                 16.21%                13,948         2003
- VIP Asset Manager          11.317060           10.174290                -10.10%                15,612         2002
Portfolio: Initial Class -   11.980443           11.317060                 -5.54%                14,892         2001
Q/NQ                         12.659254           11.980443                 -5.36%                16,047         2000
                             11.568800           12.659254                  9.43%                16,139         1999
                             10.208441           11.568800                 13.33%                10,642         1998
                             10.000000           10.208441                  2.09%                     0         1997*

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF             PERIOD
                             VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                             BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                             PERIOD

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

Fidelity Variable            10.701637           11.171781                  4.39%                 7,762         2004
Insurance Products Fund II   8.808823            10.701637                 21.49%                 7,994         2003
- VIP Asset Manager:         10.586882           8.808823                 -16.79%                 8,181         2002
Growth Portfolio: Initial    11.607029           10.586882                 -8.79%                 9,841         2001
Class - Q/NQ                 13.461613           11.607029                -13.78%                 9,392         2000
                             11.857417           13.461613                 13.53%                 9,917         1999
                             10.238907           11.857417                 15.81%                 6,520         1998
                             10.000000           10.238907                  2.39%                 1,231         1997*

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

Fidelity Variable            14.006921           15.932173           13.75%                      35,313         2004
Insurance Products Fund II   11.069273           14.006921           26.54%                      36,435         2003
- VIP Contrafund(R)            12.396983           11.069273           -10.71%                     36,953         2002
Portfolio: Initial Class     14.343222           12.396983           -13.57%                     39,850         2001
-Q/NQ                        15.593260           14.343222           -8.02%                      42,232         2000
                             12.740463           15.593260           22.39%                      35,989         1999
                             9.951081            12.740463           28.03%                      21,842         1998
                             10.000000           9.951081            -0.49%                       4,703         1997*

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

Fidelity Variable            11.612663           12.652688           8.96%                       63,463         2004
Insurance Products Fund II   9.181101            11.612663           26.48%                      61,972         2003
- VIP Index 500 Portfolio:   11.988361           9.181101            -23.42%                     62,561         2002
Initial Class - Q/NQ         13.847864           11.988361           -13.43%                     72,467         2001
                             15.499687           13.847864           -10.66%                     73,250         2000
                             13.057468           15.499687           18.70%                      59,044         1999
                             10.330070           13.057468           26.40%                      27,002         1998
                             10.000000           10.330070           3.30%                        1,768         1997*

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

Fidelity Variable            13.975777           14.379491           2.89%                       22,529         2004
Insurance Products Fund II   13.486744           13.975777           3.63%                       25,063         2003
- VIP Investment Grade       12.408647           13.486744           8.69%                       25,085         2002
Bond Portfolio: Initial      11.615489           12.408647           6.83%                       28,454         2001
Class - Q/NQ                 10.601902           11.615489           9.56%                       29,771         2000
                             10.877515           10.601902           -2.53%                      18,814         1999
                             10.145651           10.877515           7.21%                        6,850         1998
                             10.000000           10.145651           1.46%                        4,398         1997*

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

Fidelity Variable            11.678968           12.133277           3.89%                       11,052         2004
Insurance Products Fund      10.071577           11.678968           15.96%                      12,729         2003
III - VIP Balanced           11.201595           10.071577           -10.09%                     12,118         2002
Portfolio: Initial Class -   11.555522           11.201595           -3.06%                      24,064         2001
Q/NQ                         12.257491           11.555522           -5.73%                      23,036         2000
                             11.902806           12.257491           2.98%                       22,552         1999
                             10.271954           11.902806           15.88%                       8,804         1998
                             10.000000           10.271954           2.72%                        1,363         1997*

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

Fidelity Variable            12.202238           12.715976           4.21%                       24,620         2004
Insurance Products Fund      10.008474           12.202238           21.92%                      28,822         2003
III - VIP Growth & Income    12.185475           10.008474           -17.87%                     26,625         2002
Portfolio: Initial Class -   13.558120           12.185475           -10.12%                     40,331         2001
Q/NQ                         14.279936           13.558120           -5.05%                      41,235         2000
                             13.279886           14.279936           7.53%                       41,588         1999
                             10.403545           13.279886           27.65%                       9,027         1998
                             10.000000           10.403545           4.04%                        3,430         1997*

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF             PERIOD
                             VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                             BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                             PERIOD

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

Fidelity Variable            8.883453            9.379466            5.58%                       94,316         2004
Insurance Products Fund      6.944197            8.883453            27.93%                      96,979         2003
III - VIP Growth             9.020627            6.944197            -23.02%                    100,295         2002
Opportunities Portfolio:     10.702308           9.020627            -15.71%                    135,413         2001
Initial Class - Q/NQ         13.100322           10.702308           -18.31%                    147,881         2000
                             12.754941           13.100322           2.71%                      161,121         1999
                             10.391285           12.754941           22.75%                     118,332         1998
                             10.000000           10.391285           3.91%                        8,780         1997*

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

APPENDIX C: CONTRACT TYPES AND TAX INFORMATION

TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")


IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $4,500 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other IRAs, Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).


When the owner of an Individual Retirement Contract attains the age of 70 1/2, the Internal Revenue Code requires that certain minimum distributions must be made. In addition, upon the death of the owner of an Individual Retirement Contract, mandatory distribution requirements are imposed by the Internal Revenue Code, to ensure distribution of the entire balance in the contract within a required statutory period.


For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

INVESTMENT-ONLY CONTRACTS (QUALIFIED PLANS)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

NON-QUALIFIED CONTRACTS

A Non-Qualified Annuity Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Annuity Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified Annuity contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

ROTH IRAS


Roth IRA contracts are contracts that satisfy the requirements of Section 408A of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $4,500 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

Upon the death of the owner of a Roth IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire balance in the contract within a required statutory period.


TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, IRAs, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.


When the owner of a Tax Sheltered Annuity attains the age of 70 1/2, the Internal Revenue Code requires that certain minimum distributions must be made. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code, to ensure distribution of the entire balance in the contract within a required statutory period.


FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners are encouraged to consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

Individual Retirement Annuities


Distributions from IRAs are generally taxed as ordinary income when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.


If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.


If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.


Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o    it is made on or after the date on which the contract owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.


A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed that total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of the aggregate amount of contributions will be included in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.


Special rules apply for Roth IRAs that have proceeds received from a traditional IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10% is generally applicable. The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

o made to the owner after separation from service with his or her employer after age 55.


If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners


Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

o    the result of a contract owner's death;

o the result of a contract owner's disability, (as defined in the Internal Revenue Code);

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o    is allocable to an investment in the contract before August 14, 1982.


If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners


The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans;

o purchased by an employer upon the termination of certain qualified retirement plans; or

o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.


If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.


WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o the distribution is made directly to another Tax Sheltered Annuity or a Traditional IRA; or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Services that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

(1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

(2)  provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

(2) the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 30%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

o    a transfer of the contract from one contract owner to another; or

o    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

(a) an individual who is two or more generations younger than the contract owner; or

(b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o    the failure to diversify was accidental;

o    the failure is corrected; and

o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

o    generally lowering federal income tax rates;

o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

o    eliminating and/or reducing the highest federal estate tax rates;

o    increasing the estate tax credit; and

o    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72 and Treasury Regulation 1.401(a)(9)-5.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

(1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

     (a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

     (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a) the death of the annuitant will be treated as the death of a contract owner;

(b)  any change of annuitant will be treated as the death of a contract owner;
     and

(c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES, IRAS, AND ROTH IRAS

Distributions from a Tax Sheltered Annuity or IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

(a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

(b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity or IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity or IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity or IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2005


           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                    THROUGH ITS NATIONWIDE VARIABLE ACCOUNT-7

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2005. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021, or calling 1-800-848-6331, Voice
Response (available 24 hours) 1-800-573-2447, TDD 1-800-238-3035.

                                TABLE OF CONTENTS
                                                                                                                              PAGE

General Information and History..................................................................................................1
Services.........................................................................................................................1
Purchase of Securities Being Offered.............................................................................................2
Underwriters.....................................................................................................................2
Annuity Payments.................................................................................................................2
Financial Statements.............................................................................................................3


GENERAL INFORMATION AND HISTORY


The Nationwide Variable Account-7 is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies. All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.20%) and Nationwide Mutual Fire Insurance Company (4.80%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $157 billion as of December 31, 2004.


SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each such contract owner and records with respect to the contract value of each contract.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide, may have entered into agreements with either the investment adviser or distributor for the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds. Nationwide also acts as a limited agent for the fund for purposes of accepting the trades. For these services the funds agree to pay Nationwide an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular fund.

Nationwide takes these anticipated fee payments into consideration when it determines the charges that will be assessed under the contracts. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract. Generally, Nationwide expects to receive somewhere between 0.10% to 0.45% (an annualized rate of the daily net assets of the variable account) from the funds it offers in the contracts. What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less revenue than other fund types) and the actual services rendered to the fund company. Nationwide does not consider these fee payments when determining fund availability associated with any of the optional benefits offered in the contract.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.60% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-7 and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2004 consolidated financial statements of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts in 2004. KPMG LLP is located at 191 West Nationwide Blvd, Columbus, Ohio, 43215.


PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934.

UNDERWRITERS


The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. NISC is a wholly owned subsidiary of Nationwide. During the fiscal years ended December 31, 2004, 2003, and 2002, no underwriting commissions were paid by Nationwide to NISC.


ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

             Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-7:

        We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-7 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

        We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
March 4, 2005

                          NATIONWIDE VARIABLE ACCOUNT-7
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2004

Assets:
  Investments at fair value:
    AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2)
         1,442,515 shares (cost $13,245,890)..................................................   $     16,963,979
    AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)
         150,020 shares (cost $2,820,402).....................................................          3,375,441
    AIM VIF - Capital Development Fund - Series I Shares (AIMCapDev)
         13,035 shares (cost $151,489)........................................................            191,358
    AIM VIF - Capital Development Fund - Series II Shares (AIMCapDev2)
         5,727 shares (cost $74,052)..........................................................             83,447
    AIM VIF - International Growth Fund - Series II Shares (AIMIntGr2)
         86,720 shares (cost $1,309,937)......................................................          1,704,044
    AIM VIF - Mid Cap Core Equity Fund - Series I Shares (AIMMidCore)
         55,360 shares (cost $624,670)........................................................            725,773
    AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq)
         24,298 shares (cost $459,767)........................................................            517,548
    AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)
         101,177 shares (cost $1,746,917).....................................................          2,142,923
    Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B (AlGrIncB)
         423,843 shares (cost $8,181,148).....................................................         10,117,126
    Alliance VPSF - AllianceBernstein International Value Portfolio - Class B (AlIntlValB)
         377,770 shares (cost $4,769,578).....................................................          6,274,754
    Alliance VPSF - AllianceBernstein Premier Growth Portfolio - Class B (AlPremGrB)
         132,879 shares (cost $2,606,230).....................................................          3,070,839
    Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B (AISmCapValB)
         791,808 shares (cost $9,296,098).....................................................         13,294,462
    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         60,177 shares (cost $751,355)........................................................            938,163
    Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
         16,876 shares (cost $396,792)........................................................            424,766
    Dreyfus Stock Index Fund, Inc - Initial Shares (DryStkIx)
         64,202 shares (cost $1,662,501)......................................................          1,983,197
    Dreyfus Stock Index Fund, Inc - Service Shares (DryStklxS)
         155,878 shares (cost $4,438,756).....................................................          4,816,622
    Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
         129,393 shares (cost $2,213,162).....................................................          2,662,899
    Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
         481,077 shares (cost $2,370,088).....................................................          2,799,871
    Federated IS - High Income Bond Fund II - Service Shares (FedHiIncS)
         1,693,355 shares (cost $12,601,186)..................................................         13,834,709
    Federated IS - International Equity Fund II (FedIntEq)
         15,561 shares (cost $171,749)........................................................            205,720
    Federated IS - Mid Cap Growth Strategies Fund II (FedMidCapGr)
         34,565 shares (cost $574,930)........................................................            726,553
    Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
         291,916 shares (cost $3,396,956).....................................................          3,406,662
    Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)
         1,390,007 shares (cost $16,235,642)..................................................         16,165,787

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Fidelity/(R)/ VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
         1,852,462 shares (cost $41,546,151)..................................................   $     46,996,950
    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         1,546,070 shares (cost $35,003,545)..................................................         39,084,658
    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)
         2,095,429 shares (cost $43,886,572)..................................................         52,574,306
    Fidelity/(R)/ VIP - Growth Portfolio - Initial Class (FidVIPGr)
         1,414,138 shares (cost $63,299,802)..................................................         45,266,559
    Fidelity/(R)/ VIP - Growth Portfolio - Service Class (FidVIPGrS)
         1,413,838 shares (cost $63,724,643)..................................................         45,073,165
    Fidelity/(R)/ VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
         1,119,216 shares (cost $30,536,680)..................................................         35,411,995
    Fidelity/(R)/ VIP - High Income Portfolio - Initial Class (FidVIPHI)
         5,646,965 shares (cost $33,962,088)..................................................         39,528,757
    Fidelity/(R)/ VIP - High Income Portfolio - Service Class (FidVIPHIS)
         3,208,255 shares (cost $22,494,100)..................................................         22,361,541
    Fidelity/(R)/ VIP - High Income Portfolio - Service Class 2 (FidVIPHI2)
         3,136,717 shares (cost $19,345,559)..................................................         21,674,717
    Fidelity/(R)/ VIP - Money Market Portfolio - Initial Class (FidVIPMMkt)
         38,368,433 shares (cost $38,368,433).................................................         38,368,433
    Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class (FidVIPOv)
         1,788,982 shares (cost $30,905,305)..................................................         31,342,966
    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         707,478 shares (cost $9,722,846).....................................................         12,338,409
    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2 (FidVIPOvS2)
         536,404 shares (cost $7,369,077).....................................................          9,328,067
    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2 R (FidVIPOvS2R)
         140,158 shares (cost $2,141,577).....................................................          2,424,731
    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class R (FidVIPOvSR)
         64,312 shares (cost $970,716)........................................................          1,120,962
    Fidelity/(R)/ VIP - Value Portfolio - Service Class (FidVIPVal)
         72,241 shares (cost $697,865)........................................................            861,833
    Fidelity/(R)/ VIP - Value Portfolio - Service Class 2 (FidVIPVal2)
         136,991 shares (cost $1,268,596).....................................................          1,626,083
    Fidelity/(R)/ VIP II - Asset Manager Growth Portfolio - Initial Class (FidVIPAMGr)
         459,180 shares (cost $6,357,960).....................................................          5,868,323
    Fidelity/(R)/ VIP II - Asset Manager Growth Portfolio - Service Class (FidVIPAMGrS)
         338,634 shares (cost $4,797,334).....................................................          4,297,260
    Fidelity/(R)/ VIP II - Asset Manager Growth Portfolio - Service Class 2 (FidVIPAMGrS2)
         247,497 shares (cost $3,044,620).....................................................          3,120,934
    Fidelity/(R)/ VIP II - Asset Manager Portfolio - Initial Class (FidVIPAM)
         581,071 shares (cost $8,273,114).....................................................          8,628,904
    Fidelity/(R)/ VIP II - Asset Manager Portfolio - Service Class (FidVIPAMS)
         485,089 shares (cost $7,468,387).....................................................          7,155,060
    Fidelity/(R)/ VIP II - Asset Manager Portfolio - Service Class 2 (FidVIPAM2)
         338,403 shares (cost $4,756,292).....................................................          4,954,221
    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Initial Class (FidVIPCon)
         2,528,569 shares (cost $62,570,583)..................................................         67,310,517
    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class (FidVIPConS)
         1,873,331 shares (cost $45,672,164)..................................................         49,699,484
    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class 2 (FidVIPCon2)
         1,973,810 shares (cost $40,444,133)..................................................         52,009,886

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Fidelity/(R)/ VIP II - Index 500 Portfolio - Initial Class (FidVIPI500)
         687,178 shares (cost $95,663,721).....................................................  $     94,658,774
    Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio - Initial Class (FidVIPIGBd)
         5,224,569 shares (cost $68,674,616)..................................................         69,225,535
    Fidelity/(R)/ VIP III - Aggressive Growth Portfolio - Service Class (FidVIPAgGrS)
         20,091 shares (cost $146,655)........................................................            175,395
    Fidelity/(R)/ VIP III - Aggressive Growth Portfolio - Service Class 2 (FidVIPAgGr2)
         372,670 shares (cost $2,707,963).....................................................          3,208,692
    Fidelity/(R)/ VIP III - Balanced Portfolio - Initial Class (FidVIPBal)
         3,343,219 shares (cost $47,993,881)..................................................         47,975,187
    Fidelity/(R)/ VIP III - Balanced Portfolio - Service Class (FidVIPBalS)
         1,224,392 shares (cost $17,108,185)..................................................         17,484,320
    Fidelity/(R)/ VIP III - Balanced Portfolio - Service Class 2 (FidVIPBal2)
         681,979 shares (cost $9,049,566).....................................................          9,684,104
    Fidelity/(R)/ VIP III - Dynamic Capital Appreciation Fund - Service Class (FidVIPDyCapS)
         66,635 shares (cost $424,867)........................................................            476,443
    Fidelity/(R)/ VIP III - Dynamic Capital Appreciation Fund - Service Class 2 (FidVIPDyCap2)
         515,400 shares (cost $3,139,872).....................................................          3,664,497
    Fidelity/(R)/ VIP III - Growth & Income Portfolio - Initial Class (FidVIPGrIn)
         1,894,134 shares (cost $27,878,070)..................................................         26,347,407
    Fidelity/(R)/ VIP III - Growth & Income Portfolio - Service Class (FidVIPGrInS)
         2,413,803 shares (cost $36,859,690)..................................................         33,382,902
    Fidelity/(R)/ VIP III - Growth & Income Portfolio - Service Class 2 (FidVIPGrIn2)
         1,390,479 shares (cost $17,407,379)..................................................         19,063,462
    Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Initial Class (FidVIPGrOp)
         7,596,472 shares (cost $152,884,337).................................................        122,075,302
    Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
         2,255,772 shares (cost $48,129,422)..................................................         36,205,145
    Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class 2 (FidVIPGrOp2)
         459,614 shares (cost $7,295,559).....................................................          7,335,441
    Fidelity/(R)/ VIP III - Mid Cap Portfolio - Initial Class (FidVIPMCap)
         149,495 shares (cost $3,067,722).....................................................          4,511,752
    Fidelity/(R)/ VIP III - Mid Cap Portfolio - Service Class (FidVIPMCapS)
         810,382 shares (cost $16,143,921)....................................................         24,368,175
    Fidelity/(R)/ VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
         1,946,299 shares (cost $38,630,175)..................................................         58,155,409
    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
         29,895 shares (cost $318,321)........................................................            421,227
    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class 2 (FidVIPValS2)
         611,348 shares (cost $7,812,132).....................................................          8,644,458
    Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class 1 (FrVIPRisDiv)
         131,414 shares (cost $2,020,414).....................................................          2,332,591
    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 1 (FrVIPForSec)
         33,510 shares (cost $409,984)........................................................            486,895
    Gartmore GVIT Dreyfus International Value Fund - Class III (GVITIntVal3)
         5,792 shares (cost $81,070)..........................................................             90,015
    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
         57,656 shares (cost $831,639)........................................................            957,090
    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class II (GVITDMidCap2)
         506,820 shares (cost $6,887,026).....................................................          8,387,870
    Gartmore GVIT Emerging Markets Fund - Class II (GVITEmMrkts2)
         193,820 shares (cost $2,031,439).....................................................          2,091,320

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Gartmore GVIT Emerging Markets Fund - Class VI (GVITEmMrkts6)
         69,497 shares (cost $732,805)........................................................   $        752,649
    Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         2,477,131 shares (cost $30,201,663)..................................................         28,784,257
    Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg)
         1,680,234 shares (cost $16,600,607)..................................................         19,356,290
    Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon)
         3,539,265 shares (cost $35,724,624)..................................................         36,985,318
    Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod)
         12,941,622 shares (cost $125,358,868)................................................        145,722,662
    Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg)
         5,170,783 shares (cost $49,534,097)..................................................         59,567,422
    Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon)
         4,815,738 shares (cost $47,652,101)..................................................         52,539,697
    Gartmore GVIT International Value Fund - Class VI (GVITIntVal6)
         88,148 shares (cost $1,259,887)......................................................          1,370,698
    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         21,470,532 shares (cost $21,470,532).................................................         21,470,532
    Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)
         281,782 shares (cost $3,381,904).....................................................          4,116,841
    Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         46,485 shares (cost $528,112)........................................................            586,640
    Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2)
         654,291 shares (cost $7,091,779).....................................................          8,211,353
    Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         34,724 shares (cost $700,468)........................................................            797,272
    Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)
         289,874 shares (cost $6,186,412).....................................................          6,609,123
    Janus AS - Risk-Managed Core Portfolio - Service Shares (JanRMgCore)
         38,619 shares (cost $511,594)........................................................            524,835
    MFS/(R)/ VIT - Investors Growth Stock Series - Service Class (MFSInvGrStS)
         606,495 shares (cost $4,785,269).....................................................          5,664,667
    MFS/(R)/ VIT - Mid Cap Growth Series - Service Class (MFSMidCapGrS)
         1,225,420 shares (cost $7,190,489)...................................................          8,577,943
    MFS/(R)/ VIT - New Discovery Series - Service Class (MFSNewDiscS)
         316,372 shares (cost $3,804,456).....................................................          4,653,834
    MFS/(R)/ VIT - Value Series - Service Class (MFSValS)
         630,599 shares (cost $6,067,461).....................................................          7,611,325
    Neuberger Berman AMT - Socially Responsive Portfolio - I Class (NBAMSocRes)
         9,468 shares (cost $131,995).........................................................            132,454
    Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)
         496,849 shares (cost $15,334,345)....................................................         18,249,258
    Oppenheimer Global Securities Fund/VA - Class 3 (OppGlSec3)
         5,799 shares (cost $146,063).........................................................            171,929
    Oppenheimer Global Securities Fund/VA - Class 4 (OppGlSec4)
         171,983 shares (cost $4,401,180).....................................................          5,047,691
    Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         24,710 shares (cost $579,774)........................................................            729,191
    Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)
         340,384 shares (cost $7,525,769).....................................................          9,983,465
    Oppenheimer High Income Fund/VA - Initial Class (OppHighInc)
         221,581 shares (cost $1,794,378).....................................................          1,949,911

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Oppenheimer Main Street Fund/(R)/ /VA - Service Class (OppMSFundS)
         866,551 shares (cost $14,607,286)....................................................   $     17,937,601
    Oppenheimer Main Street Small Cap Fund/(R)/ /VA - Initial Class (OppMSSmCap)
         51,937 shares (cost $627,145)........................................................            833,586
    Oppenheimer Strategic Bond Fund/VA - Service Class (OppStratBdS)
         3,487,082 shares (cost $16,963,596)..................................................         18,446,665
    Putnam VT Growth & Income Fund - IB Shares (PVTGroInc)
         32,297 shares (cost $709,270)........................................................            821,642
    Putnam VT International Equity Fund - IB Shares (PVTIntEq)
         35,785 shares (cost $455,633)........................................................            526,395
    Putnam VT Small Cap Value - IB Shares (PVTSmCapVal)
         21,004 shares (cost $305,901)........................................................            478,675
    Putnam VT Voyager II Fund - IB Shares (PVTVoyII)
         36,359 shares (cost $887,224)........................................................            988,963
    STI Classic Variable Trust - Capital Appreciation Fund (STICVTCapAp)
         17,976 shares (cost $276,808)........................................................            295,174
    STI Classic Variable Trust - Growth & Income Fund (STICVTGrInc)
         5,863 shares (cost $61,082)..........................................................             67,130
    STI Classic Variable Trust - International Equity Fund (STICVTInt)
         2,150 shares (cost $19,966)..........................................................             23,782
    STI Classic Variable Trust - Investment Grade Bond Fund (STICVTIntGrBd)
         653 shares (cost $6,668).............................................................              6,754
    STI Classic Variable Trust - Mid Cap Equity Fund (STICVTMidCap)
         15,127 shares (cost $155,111)........................................................            179,560
    STI Classic Variable Trust - Small Cap Value Equity Fund (STICVTSmCapVal)
         5,552 shares (cost $91,351)..........................................................            101,768
    STI Classic Variable Trust - Value Income Stock Fund (STICVTValInc)
         20,255 shares (cost $253,771)........................................................            290,049
    Van Kampen LIT - Comstock Portfolio - Class II (VKCom2)
         1,527,107 shares (cost $16,103,208)..................................................         20,906,093
    Van Kampen LIT - Emerging Growth Portfolio - Class II (VKEmGr2)
         239,528 shares (cost $5,167,874).....................................................          6,189,397
    Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (VKCorPlus2)
         100,392 shares (cost $1,154,496).....................................................          1,155,512
    Van Kampen UIF - U.S. Real Estate Portfolio - Class II (VKUSRealEst2)
         189,893 shares (cost $3,263,473).....................................................          3,870,025
    VISION Group of Funds - Large Cap Growth Fund II (VISLgCapGr2)
         250,379 shares (cost $2,345,680).....................................................          2,558,877
    VISION Group of Funds - Large Cap Value Fund II (VISLgCapVal2)
         261,923 shares (cost $2,425,838).....................................................          2,889,014
    VISION Group of Funds - Managed Allocation Fund - Moderate Growth II (VISModGr2)
         2,942,527 shares (cost $29,391,858)..................................................         32,603,195
                                                                                                 ----------------
           Total investments..................................................................      1,917,601,886
Accounts receivable...........................................................................            509,732
                                                                                                 ----------------
           Total assets.......................................................................      1,918,111,618
Accounts payable..............................................................................                  -
                                                                                                 ----------------
Contract owners' equity (note 4) .............................................................   $  1,918,111,618
                                                                                                 ================

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS
Year Ended December 31, 2004

Investment activity:                                      Total           AIMBValue2          AIMCapAp2          AIMCapDev
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................   $    31,474,653                  -                  -                  -
   Mortality and expense risk charges (note 2) ...       (23,834,947)          (202,560)           (42,401)            (1,862)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................         7,639,706           (202,560)           (42,401)            (1,862)
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........       394,325,076          1,239,005            653,749             12,815
   Cost of mutual fund shares sold ...............      (427,571,169)          (880,047)          (526,438)            (9,423)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........       (33,246,093)           358,958            127,311              3,392
   Change in unrealized gain (loss)
     on investments ..............................       158,968,781          1,258,724             37,375             19,455
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............       125,722,688          1,617,682            164,686             22,847
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................         8,982,158                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...   $   142,344,552          1,415,122            122,285             20,985
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    AIMCapDev2         AIMIntGr2         AIMMidCore          AIMPreEq
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................                 -              7,840              1,057              2,345
   Mortality and expense risk charges (note 2) ...            (1,532)           (19,387)            (7,240)            (5,081)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................            (1,532)           (11,547)            (6,183)            (2,736)
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........           311,923            379,202            113,574             19,889
   Cost of mutual fund shares sold ...............          (306,652)          (312,507)           (85,403)           (15,967)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........             5,271             66,695             28,171              3,922
   Change in unrealized gain (loss)
     on investments ..............................             9,395            268,145             21,923             19,928
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............            14,666            334,840             50,094             23,850
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -             31,198                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...            13,134            323,293             75,109             21,114
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    AIMPreEq2           AlGrIncB         AlIntlValB          AlPremGrB
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................   $         6,614             67,988             28,522                  -
   Mortality and expense risk charges (note 2) ...           (26,763)          (120,910)           (80,363)           (38,244)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................           (20,149)           (52,922)           (51,841)           (38,244)
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........           103,797            800,078          2,439,911            372,892
   Cost of mutual fund shares sold ...............           (86,294)          (590,831)        (2,039,219)          (307,802)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........            17,503            209,247            400,692             65,090
   Change in unrealized gain (loss)
     on investments ..............................            87,204            708,816            899,828            169,406
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............           104,707            918,063          1,300,520            234,496
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -             14,261                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...   $        84,558            865,141          1,262,940            196,252
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   AISmCapValB        DrySmCapIxS          DrySRGro          DryStkIx
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................             9,158              3,330              1,638             32,892
   Mortality and expense risk charges (note 2) ...          (150,760)            (8,813)            (4,590)           (19,569)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................          (141,602)            (5,483)            (2,952)            13,323
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........         1,490,347            125,840            123,832             73,764
   Cost of mutual fund shares sold ...............        (1,044,325)           (85,808)          (102,985)           (59,570)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........           446,022             40,032             20,847             14,194
   Change in unrealized gain (loss)
     on investments ..............................         1,383,549             95,447             (3,939)           135,230
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............         1,829,571            135,479             16,908            149,424
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................           274,737             19,037                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...         1,962,706            149,033             13,956            162,747
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                    DryStklxS          FedAmLeadS         FedCapApS          FedHiIncS
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................   $        60,016             30,163             11,779            868,268
   Mortality and expense risk charges (note 2) ...           (49,055)           (30,696)           (33,692)          (166,352)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................            10,961               (533)           (21,913)           701,916
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........         1,013,279            164,743            199,406          2,510,355
   Cost of mutual fund shares sold ...............          (904,875)          (129,278)          (159,883)        (2,275,482)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........           108,404             35,465             39,523            234,873
   Change in unrealized gain (loss)
     on investments ..............................           233,406            159,483            131,965            131,581
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............           341,810            194,948            171,488            366,454
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...   $       352,771            194,415            149,575          1,068,370
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    FedIntEq           FedMidCapGr        FedQualBd          FedQualBdS
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................                 -                  -            115,671            632,722
   Mortality and expense risk charges (note 2) ...            (1,972)            (6,443)           (36,141)          (210,476)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................            (1,972)            (6,443)            79,530            422,246
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........            20,220             16,082            459,051          2,486,386
   Cost of mutual fund shares sold ...............           (14,363)           (11,029)          (461,629)        (2,531,733)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........             5,857              5,053             (2,578)           (45,347)
   Change in unrealized gain (loss)
     on investments ..............................            17,890             85,600            (25,250)          (230,692)
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............            23,747             90,653            (27,828)          (276,039)
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -             25,388            143,313
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...            21,775             84,210             77,090            289,520
                                                     ===============    ===============    ===============    ===============

Investment activity:                                     FidVIPEI          FidVIPEIS          FidVIPEI2          FidVIPGr
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................   $       789,587            543,985            643,625            148,560
   Mortality and expense risk charges (note 2) ...          (682,583)          (376,990)          (621,091)          (719,606)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................           107,004            166,995             22,534           (571,046)
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........        10,880,414          4,314,830          2,457,970         15,559,453
   Cost of mutual fund shares sold ...............       (11,845,691)        (4,636,703)        (2,458,362)       (25,569,289)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........          (965,277)          (321,873)              (392)       (10,009,836)
   Change in unrealized gain (loss)
     on investments ..............................         5,063,430          3,721,210          4,368,617         11,119,633
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............         4,098,153          3,399,337          4,368,225          1,109,797
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................           188,624            137,596            167,733                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...   $     4,393,781          3,703,928          4,558,492            538,751
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    FidVIPGrS          FidVIPGr2           FidVIPHI           FidVIPHIS
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................            81,433             48,769          3,473,851          1,895,179
   Mortality and expense risk charges (note 2) ...          (476,288)          (462,556)          (578,467)          (227,587)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................          (394,855)          (413,787)         2,895,384          1,667,592
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........         7,550,518          5,825,477         19,748,417          4,689,727
   Cost of mutual fund shares sold ...............       (13,172,155)        (7,046,614)       (16,561,836)        (7,677,274)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........        (5,621,637)        (1,221,137)         3,186,581         (2,987,547)
   Change in unrealized gain (loss)
     on investments ..............................         6,896,242          2,105,803         (3,135,682)         3,121,143
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............         1,274,605            884,666             50,899            133,596
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...           879,750            470,879          2,946,283          1,801,188
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                    FidVIPHI2          FidVIPMMkt         FidVIPOv           FidVIPOvS
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................   $     1,667,968            528,358            394,920            148,221
   Mortality and expense risk charges (note 2) ...          (276,181)          (570,374)          (448,299)          (128,235)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................         1,391,787            (42,016)           (53,379)            19,986
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........         3,602,238         38,083,333          8,304,826          3,274,177
   Cost of mutual fund shares sold ...............        (4,167,675)       (38,083,333)       (12,829,934)        (3,640,103)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........          (565,437)                 -         (4,525,108)          (365,926)
   Change in unrealized gain (loss)
     on investments ..............................           778,319                  -          7,953,977          1,680,337
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............           212,882                  -          3,428,869          1,314,411
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...   $     1,604,669            (42,016)         3,375,490          1,334,397
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    FidVIPOvS2        FidVIPOvS2R         FidVIPOvSR         FidVIPVal
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................           104,736                  -                  -              7,896
   Mortality and expense risk charges (note 2) ...          (121,519)           (11,017)            (5,062)            (7,229)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................           (16,783)           (11,017)            (5,062)               667
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........         2,604,308             90,520             57,294            246,439
   Cost of mutual fund shares sold ...............        (2,154,667)           (92,309)           (56,671)          (197,884)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........           449,641             (1,789)               623             48,555
   Change in unrealized gain (loss)
     on investments ..............................           507,224            283,154            150,247             23,959
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............           956,865            281,365            150,870             72,514
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...           940,082            270,348            145,808             73,181
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    FidVIPVal2         FidVIPAMGr         FidVIPAMGrS       FidVIPAMGrS2
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................   $        14,941            148,104            104,227             75,412
   Mortality and expense risk charges (note 2) ...           (20,482)           (87,198)           (44,586)           (44,739)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................            (5,541)            60,906             59,641             30,673
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........           222,146          1,488,540            834,040            617,488
   Cost of mutual fund shares sold ...............          (194,000)        (2,013,760)        (1,151,307)          (730,934)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........            28,146           (525,220)          (317,267)          (113,446)
   Change in unrealized gain (loss)
     on investments ..............................           114,652            720,692            454,286            206,525
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............           142,798            195,472            137,019             93,079
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...   $       137,257            256,378            196,660            123,752
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    FidVIPAM           FidVIPAMS          FidVIPAM2          FidVIPCon
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................           276,426            208,893            131,161            238,562
   Mortality and expense risk charges (note 2) ...          (136,210)           (76,211)           (64,936)          (941,478)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................           140,216            132,682             66,225           (702,916)
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........         2,962,299          1,472,888            579,342         14,203,593
   Cost of mutual fund shares sold ...............        (3,453,135)        (1,829,299)          (643,294)       (14,935,509)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........          (490,836)          (356,411)           (63,952)          (731,916)
   Change in unrealized gain (loss)
     on investments ..............................           697,116            511,921            183,868         10,020,079
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............           206,280            155,510            119,916          9,288,163
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...           346,496            288,192            186,141          8,585,247
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                    FidVIPConS          FidVIPCon2        FidVIPI500         FidVIPIGBd
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................   $       121,043             91,913          1,291,497          3,470,156
   Mortality and expense risk charges (note 2) ...          (474,304)          (609,577)        (1,169,375)          (952,551)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................          (353,261)          (517,664)           122,122          2,517,605
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........         5,374,902          2,568,659         19,279,302         25,747,923
   Cost of mutual fund shares sold ...............        (5,579,795)        (2,496,758)       (24,039,437)       (25,367,922)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........          (204,893)            71,901         (4,760,135)           380,001
   Change in unrealized gain (loss)
     on investments ..............................         6,857,435          6,551,231         12,914,214         (3,080,859)
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............         6,652,542          6,623,132          8,154,079         (2,700,858)
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -                  -          2,496,077
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...   $     6,299,281          6,105,468          8,276,201          2,312,824
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   FidVIPAgGrS        FidVIPAgGr2         FidVIPBal          FidVIPBalS
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................                 -                  -          1,130,860            365,312
   Mortality and expense risk charges (note 2) ...            (1,834)           (40,848)          (731,006)          (177,954)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................            (1,834)           (40,848)           399,854            187,358
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........           112,605            969,628         12,857,545          2,708,619
   Cost of mutual fund shares sold ...............          (106,417)          (750,182)       (12,977,576)        (3,037,142)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........             6,188            219,446           (120,031)          (328,523)
   Change in unrealized gain (loss)
     on investments ..............................            11,350             58,133          1,622,373            883,879
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............            17,538            277,579          1,502,342            555,356
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...            15,704            236,731          1,902,196            742,714
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    FidVIPBal2        FidVIPDyCapS       FidVIPDyCap2        FidVIPGrIn
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................   $       188,766                  -                  -            274,500
   Mortality and expense risk charges (note 2) ...          (129,712)            (5,146)           (49,712)          (406,662)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................            59,054             (5,146)           (49,712)          (132,162)
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........         1,435,945            268,348            600,625          8,147,727
   Cost of mutual fund shares sold ...............        (1,520,140)          (248,445)          (578,776)       (10,088,880)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........           (84,195)            19,903             21,849         (1,941,153)
   Change in unrealized gain (loss)
     on investments ..............................           373,317            (20,731)              (160)         3,152,764
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............           289,122               (828)            21,689          1,211,611
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...   $       348,176             (5,974)           (28,023)         1,079,449
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   FidVIPGrInS        FidVIPGrIn2         FidVIPGrOp         FidVIPGrOpS
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................           288,084            149,273            773,250            182,251
   Mortality and expense risk charges (note 2) ...          (345,518)          (246,275)        (1,843,284)          (370,613)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................           (57,434)           (97,002)        (1,070,034)          (188,362)
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........         5,430,344          2,299,629         35,823,818          6,064,927
   Cost of mutual fund shares sold ...............        (6,893,147)        (2,672,413)       (44,850,763)        (9,227,248)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........        (1,462,803)          (372,784)        (9,026,945)        (3,162,321)
   Change in unrealized gain (loss)
     on investments ..............................         3,012,882          1,227,443         16,630,642          5,396,271
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............         1,550,079            854,659          7,603,697          2,233,950
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...         1,492,645            757,657          6,533,663          2,045,588
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                   FidVIPGrOp2         FidVIPMCap         FidVIPMCapS       FidVIPMCap2
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................   $        25,870                  -                  -                  -
   Mortality and expense risk charges (note 2) ...           (90,568)           (47,993)          (220,506)          (653,330)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................           (64,698)           (47,993)          (220,506)          (653,330)
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........         1,073,147            498,915          3,891,529          3,872,712
   Cost of mutual fund shares sold ...............        (1,328,165)          (374,046)        (2,976,735)        (3,007,756)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........          (255,018)           124,869            914,794            864,956
   Change in unrealized gain (loss)
     on investments ..............................           707,143            728,387          3,989,401         10,584,029
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............           452,125            853,256          4,904,195         11,448,985
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...   $       387,427            805,263          4,683,689         10,795,655
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   FidVIPValS         FidVIPValS2        FrVIPRisDiv        FrVIPForSec
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................                 -                  -             14,439              5,614
   Mortality and expense risk charges (note 2) ...            (3,749)           (96,089)           (21,450)            (4,728)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................            (3,749)           (96,089)            (7,011)               886
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........            20,713          3,708,050            122,860             93,665
   Cost of mutual fund shares sold ...............           (13,004)        (3,230,271)          (102,216)           (68,075)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........             7,709            477,779             20,644             25,590
   Change in unrealized gain (loss)
     on investments ..............................            41,202            340,153            155,597             38,102
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............            48,911            817,932            176,241             63,692
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................               699             18,031             25,942                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...            45,861            739,874            195,172             64,578
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   GVITIntVal3        GVITDMidCapI       GVITDMidCap2       GVITEmMrkts2
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................   $           915              4,413             26,394             17,068
   Mortality and expense risk charges (note 2) ...              (629)            (8,491)           (88,163)           (27,092)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................               286             (4,078)           (61,769)           (10,024)
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........             1,759             49,366          1,079,425          1,299,846
   Cost of mutual fund shares sold ...............            (1,702)           (35,554)          (799,980)          (933,353)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........                57             13,812            279,445            366,493
   Change in unrealized gain (loss)
     on investments ..............................             8,945             68,416            533,168           (287,157)
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............             9,002             82,228            812,613             79,336
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -             22,585            192,663            170,539
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...   $         9,288            100,735            943,507            239,851
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   GVITEmMrkts6        GVITGvtBd          GVITIDAgg          GVITIDCon
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................             5,475          1,643,940            270,106            844,949
   Mortality and expense risk charges (note 2) ...            (2,096)          (387,622)          (223,353)          (480,148)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................             3,379          1,256,318             46,753            364,801
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........            41,538          7,126,104          2,772,469          6,827,374
   Cost of mutual fund shares sold ...............           (37,375)        (7,383,521)        (2,151,051)        (6,452,977)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........             4,163           (257,417)           621,418            374,397
   Change in unrealized gain (loss)
     on investments ..............................            19,844           (999,781)           957,548             96,140
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............            24,007         (1,257,198)         1,578,966            470,537
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................            47,013            595,387            386,555            356,333
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...            74,399            594,507          2,012,274          1,191,671
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                    GVITIDMod        GVITIDModAgg       GVITIDModCon        GVITIntVal6
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................   $     2,613,886            932,716          1,102,299              4,217
   Mortality and expense risk charges (note 2) ...        (1,686,881)          (689,697)          (639,142)            (3,905)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................           927,005            243,019            463,157                312
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........         5,347,817          3,109,993          4,978,618             24,938
   Cost of mutual fund shares sold ...............        (4,765,527)        (2,532,596)        (4,418,980)           (23,762)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........           582,290            577,397            559,638              1,176
   Change in unrealized gain (loss)
     on investments ..............................         8,248,457          3,948,714          1,464,501            110,812
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............         8,830,747          4,526,111          2,024,139            111,988
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................           709,048            768,735            339,812                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...   $    10,466,800          5,537,865          2,827,108            112,300
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    GVITMyMkt        GVITSmCapGr2       GVITSmCapVal       GVITSmCapVal2
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................           204,186                  -                  1                  -
   Mortality and expense risk charges (note 2) ...          (323,124)           (43,849)            (5,961)           (95,255)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................          (118,938)           (43,849)            (5,960)           (95,255)
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........        25,950,536            630,683            118,508          1,694,776
   Cost of mutual fund shares sold ...............       (25,950,536)          (509,110)           (86,342)        (1,057,586)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........                 -            121,573             32,166            637,190
   Change in unrealized gain (loss)
     on investments ..............................                 -            353,258              4,579            (81,481)
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............                 -            474,831             36,745            555,709
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -             40,487            575,647
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...          (118,938)           430,982             71,272          1,036,101
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    GVITSmComp        GVITSmComp2        JanRMgCore         MFSInvGrStS
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................   $             -                  -              6,309                  -
   Mortality and expense risk charges (note 2) ...            (7,494)           (70,222)            (4,643)           (69,848)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................            (7,494)           (70,222)             1,666            (69,848)
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........            36,497          1,959,601            154,221            630,389
   Cost of mutual fund shares sold ...............           (25,341)        (1,367,719)          (136,157)          (532,706)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........            11,156            591,882             18,064             97,683
   Change in unrealized gain (loss)
     on investments ..............................            17,560           (388,027)             4,146            363,570
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............            28,716            203,855             22,210            461,253
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................            89,551            798,312             30,534                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...   $       110,773            931,945             54,410            391,405
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   MFSMidCapGrS       MFSNewDiscS          MFSValS          NBAMSocRes
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................                 -                  -             26,856                  -
   Mortality and expense risk charges (note 2) ...          (103,198)           (60,219)           (86,558)               (32)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................          (103,198)           (60,219)           (59,702)               (32)
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........           928,008          1,355,148          1,002,972                 31
   Cost of mutual fund shares sold ...............          (660,773)        (1,067,159)          (732,477)               (27)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........           267,235            287,989            270,495                  4
   Change in unrealized gain (loss)
     on investments ..............................           731,083            (31,075)           559,763                460
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............           998,318            256,914            830,258                464
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -             97,683                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...           895,120            196,695            868,239                432
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                    OppCapApS          OppGlSec3          OppGlSec4          OppGlSec
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................   $        37,419                  -                  -              7,776
   Mortality and expense risk charges (note 2) ...          (228,291)              (987)           (23,352)            (7,180)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................          (190,872)              (987)           (23,352)               596
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........         2,320,468             17,925            404,270            140,702
   Cost of mutual fund shares sold ...............        (1,810,435)           (16,432)          (404,358)           (98,446)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........           510,033              1,493                (88)            42,256
   Change in unrealized gain (loss)
     on investments ..............................           562,587             25,865            646,511             53,329
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............         1,072,620             27,358            646,423             95,585
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...   $       881,748             26,371            623,071             96,181
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    OppGlSecS         OppHighInc         OppMSFundS         OppMSSmCap
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................           138,724             95,342            109,099                  -
   Mortality and expense risk charges (note 2) ...          (138,907)           (19,131)          (212,937)            (7,328)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................              (183)            76,211           (103,838)            (7,328)
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........         4,615,994            138,223          1,106,323             66,047
   Cost of mutual fund shares sold ...............        (3,649,395)          (122,264)        (1,024,354)           (46,100)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........           966,599             15,959             81,969             19,947
   Change in unrealized gain (loss)
     on investments ..............................           478,464             43,310          1,263,434            106,621
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............         1,445,063             59,269          1,345,403            126,568
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...         1,444,880            135,480          1,241,565            119,240
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   OppStratBdS         PVTGroInc          PVTIntEq          PVTSmCapVal
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................   $       798,136              9,086              8,535              1,240
   Mortality and expense risk charges (note 2) ...          (221,504)            (7,586)            (5,670)            (4,103)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................           576,632              1,500              2,865             (2,863)
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........         3,575,305             88,330            225,106             40,038
   Cost of mutual fund shares sold ...............        (3,277,857)           (77,129)          (174,754)           (30,490)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........           297,448             11,201             50,352              9,548
   Change in unrealized gain (loss)
     on investments ..............................           270,112             57,771              7,882             80,640
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............           567,560             68,972             58,234             90,188
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...   $     1,144,192             70,472             61,099             87,325
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    PVTVoyII          STICVTCapAp        STICVTGrInc         STICVTInt
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................             1,993                557                720                368
   Mortality and expense risk charges (note 2) ...           (10,702)            (3,577)            (1,176)              (147)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................            (8,709)            (3,020)              (456)               221
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........            63,782             43,970             71,754                806
   Cost of mutual fund shares sold ...............           (53,376)           (39,976)           (57,835)              (659)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........            10,406              3,994             13,919                147
   Change in unrealized gain (loss)
     on investments ..............................            34,810             11,308             (1,031)             3,704
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............            45,216             15,302             12,888              3,851
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...            36,507             12,282             12,432              4,072
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                  STICVTIntGrBd       STICVTMidCap     STICVTSmCapVal      STICVTValInc
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................   $           152              1,103                138              3,794
   Mortality and expense risk charges (note 2) ...               (71)            (2,140)              (521)            (3,375)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................                81             (1,037)              (383)               419
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........                69             33,718              2,551             41,098
   Cost of mutual fund shares sold ...............               (70)           (29,351)            (2,347)           (34,718)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........                (1)             4,367                204              6,380
   Change in unrealized gain (loss)
     on investments ..............................                87             19,515             10,131             25,812
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............                86             23,882             10,335             32,192
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...   $           167             22,845              9,952             32,611
                                                     ===============    ===============    ===============    ===============

Investment activity:                                     VKCom2             VKEmGr2          VKCorPlus2        VKUSRealEst2
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................           126,105                  -             34,640             32,620
   Mortality and expense risk charges (note 2) ...          (227,785)           (83,010)            (9,407)           (26,630)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................          (101,680)           (83,010)            25,233              5,990
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........         2,022,862          1,153,066             76,609            955,774
   Cost of mutual fund shares sold ...............        (1,510,449)          (970,774)           (75,801)          (841,463)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........           512,413            182,292                808            114,311
   Change in unrealized gain (loss)
     on investments ..............................         2,294,029            209,123             (1,139)           551,244
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............         2,806,442            391,415               (331)           665,555
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -              2,104             38,448
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...         2,704,762            308,405             27,006            709,993
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   VISLgCapGr2       VISLgCapVal2         VISModGr2
                                                     ---------------    ---------------    ---------------
   Reinvested dividends ..........................   $        14,558             30,052            391,121
   Mortality and expense risk charges (note 2) ...           (25,249)           (30,249)          (339,700)
                                                     ---------------    ---------------    ---------------
     Net investment income (loss) ................           (10,691)              (197)            51,421
                                                     ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........           271,599            156,900          1,798,616
   Cost of mutual fund shares sold ...............          (227,407)          (115,134)        (1,598,894)
                                                     ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........            44,192             41,766            199,722
   Change in unrealized gain (loss)
     on investments ..............................            47,729            166,256            961,815
                                                     ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............            91,921            208,022          1,161,537
                                                     ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -            178,086
                                                     ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...   $        81,230            207,825          1,391,044
                                                     ===============    ===============    ===============

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2004 and 2003

                                                                    Total                              AIMBValue2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $     7,639,706          7,005,135           (202,560)          (126,781)
  Realized gain (loss) on investments ............       (33,246,093)       (66,697,165)           358,958            (97,975)
  Change in unrealized gain (loss)
    on investments ...............................       158,968,781        385,453,738          1,258,724          3,221,754
  Reinvested capital gains .......................         8,982,158          2,210,217                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................       142,344,552        327,971,925          1,415,122          2,996,998
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................       169,551,386        409,609,130          1,990,430          5,095,609
  Transfers between funds ........................                 -                  -            565,912            124,465
  Redemptions (note 3) ...........................      (253,305,505)      (232,102,179)          (981,310)          (505,957)
  Annuity benefits ...............................          (194,275)          (278,292)                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................          (109,719)          (126,314)                 -                  -
  Contingent deferred sales charges
    (note 2) .....................................        (2,987,384)        (4,060,878)           (25,441)           (13,046)
  Adjustments to maintain reserves ...............           328,213            118,308              2,718               (525)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................       (86,717,284)       173,159,775          1,552,309          4,700,546
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............        55,627,268        501,131,700          2,967,431          7,697,544
Contract owners' equity beginning
  of period ......................................     1,862,484,350      1,361,352,650         13,999,545          6,302,001
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $ 1,918,111,618      1,862,484,350         16,966,976         13,999,545
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................       159,381,291        136,514,842          1,352,155            800,468
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................        35,859,366        147,190,580            338,316          1,142,937
  Units redeemed .................................       (41,013,691)      (124,324,131)          (191,969)          (591,250)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................       154,226,966        159,381,291          1,498,502          1,352,155
                                                     ===============    ===============    ===============    ===============

                                                                 AIMCapAp2                             AIMCapDev
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................           (42,401)           (27,091)            (1,862)              (714)
  Realized gain (loss) on investments ............           127,311             14,811              3,392              1,913
  Change in unrealized gain (loss)
    on investments ...............................            37,375            529,838             19,455             20,550
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           122,285            517,558             20,985             21,749
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           441,704          1,680,099             61,021             80,484
  Transfers between funds ........................           114,694            252,930              5,933             (1,212)
  Redemptions (note 3) ...........................          (372,854)           (71,709)            (9,592)            (7,508)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................            (7,816)            (2,872)              (539)              (499)
  Adjustments to maintain reserves ...............               311               (117)                (2)                11
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           176,039          1,858,331             56,821             71,276
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           298,324          2,375,889             77,806             93,025
Contract owners' equity beginning
  of period ......................................         3,077,512            701,623            113,560             20,535
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............         3,375,836          3,077,512            191,366            113,560
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           316,154             91,797             10,904              2,639
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            99,254            250,020              6,241              9,197
  Units redeemed .................................           (84,508)           (25,663)            (1,060)              (932)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           330,900            316,154             16,085             10,904
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 AIMCapDev2                            AIMIntGr2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $        (1,532)                 -            (11,547)            (9,250)
  Realized gain (loss) on investments ............             5,271                  -             66,695            204,326
  Change in unrealized gain (loss)
    on investments ...............................             9,395                  -            268,145            135,402
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            13,134                  -            323,293            330,478
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................            14,583                  -             75,394            428,168
  Transfers between funds ........................            58,045                  -           (172,584)           181,497
  Redemptions (note 3) ...........................            (2,316)                 -           (123,609)          (175,642)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................                 -                  -             (4,467)            (8,273)
  Adjustments to maintain reserves ...............                10                  -                210               (144)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................            70,322                  -           (225,056)           425,606
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............            83,456                  -             98,237            756,084
Contract owners' equity beginning
  of period ......................................                 -                  -          1,605,977            849,893
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $        83,456                  -          1,704,214          1,605,977
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................                 -                  -            148,422             99,782
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            37,288                  -             14,706            280,994
  Units redeemed .................................           (30,188)                 -            (34,312)          (232,354)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................             7,100                  -            128,816            148,422
                                                     ===============    ===============    ===============    ===============

                                                                 AIMMidCore                             AIMPreEq
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................            (6,183)            (3,468)            (2,736)            (1,093)
  Realized gain (loss) on investments ............            28,171              8,617              3,922              7,788
  Change in unrealized gain (loss)
    on investments ...............................            21,923             76,110             19,928             37,249
  Reinvested capital gains .......................            31,198              2,930                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            75,109             84,189             21,114             43,944
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           218,489            309,150            158,328            203,207
  Transfers between funds ........................           (28,190)               710             (5,025)            65,978
  Redemptions (note 3) ...........................           (47,808)           (42,855)            (6,676)           (44,695)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................              (427)            (3,032)               (16)            (3,260)
  Adjustments to maintain reserves ...............                35                 18                  3                 21
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           142,099            263,991            146,614            221,251
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           217,208            348,180            167,728            265,195
Contract owners' equity beginning
  of period ......................................           508,621            160,441            349,853             84,658
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............           725,829            508,621            517,581            349,853
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................            46,999             18,668             35,260             10,318
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            22,963             33,049             15,974             30,196
  Units redeemed .................................           (10,404)            (4,718)            (1,853)            (5,254)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................            59,558             46,999             49,381             35,260
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 AIMPreEq2                              AlGrIncB
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $       (20,149)           (13,919)           (52,922)           (24,142)
  Realized gain (loss) on investments ............            17,503                412            209,247            113,023
  Change in unrealized gain (loss)
    on investments ...............................            87,204            312,124            708,816          1,359,604
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            84,558            298,617            865,141          1,448,485
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           172,465            689,139          1,877,865          4,556,508
  Transfers between funds ........................            88,337            131,503            406,512             (8,925)
  Redemptions (note 3) ...........................           (53,203)           (30,217)          (798,953)          (264,073)
  Annuity benefits ...............................              (136)                 -               (139)                 -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................            (1,207)              (784)           (21,883)            (5,214)
  Adjustments to maintain reserves ...............              (114)              (167)             1,831                 (5)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           206,142            789,474          1,465,233          4,278,291
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           290,700          1,088,091          2,330,374          5,726,776
Contract owners' equity beginning
  of period ......................................         1,852,060            763,969          7,788,932          2,062,156
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $     2,142,760          1,852,060         10,119,306          7,788,932
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           204,961            104,098            742,495            256,388
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            35,711            115,251            277,349            659,417
  Units redeemed .................................           (13,623)           (14,388)          (141,135)          (173,310)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           227,049            204,961            878,709            742,495
                                                     ===============    ===============    ===============    ===============

                                                                 AlIntlValB                            AlPremGrB
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................           (51,841)           (40,249)           (38,244)           (24,199)
  Realized gain (loss) on investments ............           400,692          1,205,120             65,090             72,452
  Change in unrealized gain (loss)
    on investments ...............................           899,828            587,414            169,406            348,408
  Reinvested capital gains .......................            14,261                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         1,262,940          1,752,285            196,252            396,661
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           383,174          2,523,341            357,066          1,549,719
  Transfers between funds ........................        (1,284,651)           361,732            (68,327)           105,971
  Redemptions (note 3) ...........................          (295,851)          (197,789)          (202,674)           (50,794)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................            (7,947)            (4,005)            (6,226)              (435)
  Adjustments to maintain reserves ...............             2,580              4,298                428               (231)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................        (1,202,695)         2,687,577             80,267          1,604,230
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............            60,245          4,439,862            276,519          2,000,891
Contract owners' equity beginning
  of period ......................................         6,221,573          1,781,711          2,794,786            793,895
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............         6,281,818          6,221,573          3,071,305          2,794,786
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           465,461            189,416            309,330            106,973
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            93,537          2,313,777             53,199            385,399
  Units redeemed .................................          (178,306)        (2,037,732)           (44,192)          (183,042)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           380,692            465,461            318,337            309,330
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                AISmCapValB                           DrySmCapIxS
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $      (141,602)           (56,752)            (5,483)            (2,154)
  Realized gain (loss) on investments ............           446,022           (149,584)            40,032              8,066
  Change in unrealized gain (loss)
    on investments ...............................         1,383,549          2,805,570             95,447             90,180
  Reinvested capital gains .......................           274,737             99,235             19,037              2,575
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         1,962,706          2,698,469            149,033             98,667
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         1,028,433          3,865,057            356,540            313,016
  Transfers between funds ........................           257,127             54,157            (19,412)            24,466
  Redemptions (note 3) ...........................          (742,068)          (366,183)           (55,011)           (36,125)
  Annuity benefits ...............................              (148)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (18,158)            (9,612)              (600)              (154)
  Adjustments to maintain reserves ...............             5,237              9,973                 54                  4
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           530,423          3,553,392            281,571            301,207
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         2,493,129          6,251,861            430,604            399,874
Contract owners' equity beginning
  of period ......................................        10,816,970          4,565,109            507,629            107,755
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $    13,310,099         10,816,970            938,233            507,629
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           859,724            504,456             45,605             13,134
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           204,836            634,601             34,623             36,273
  Units redeemed .................................          (165,724)          (279,333)           (10,199)            (3,802)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           898,836            859,724             70,029             45,605
                                                     ===============    ===============    ===============    ===============

                                                                  DrySRGro                              DryStkIx
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................            (2,952)            (1,116)            13,323              4,509
  Realized gain (loss) on investments ............            20,847                541             14,194             12,765
  Change in unrealized gain (loss)
    on investments ...............................            (3,939)            30,772            135,230            193,847
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            13,956             30,197            162,747            211,121
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           163,678            186,314            492,565            686,584
  Transfers between funds ........................             1,635                  -             25,790            219,068
  Redemptions (note 3) ...........................           (14,958)            (2,559)           (39,900)           (37,027)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................                 -                  -             (1,039)              (627)
  Adjustments to maintain reserves ...............                70                  1                242                  1
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           150,425            183,756            477,658            867,999
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           164,381            213,953            640,405          1,079,120
Contract owners' equity beginning
  of period ......................................           260,457             46,504          1,343,041            263,921
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............           424,838            260,457          1,983,446          1,343,041
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................            29,343              5,844            129,158             31,338
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            27,015             23,816             51,463            106,742
  Units redeemed .................................           (12,463)              (317)            (6,539)            (8,922)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................            43,895             29,343            174,082            129,158
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 DryStklxS                             FedAmLeadS
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $        10,961              1,360               (533)            (6,208)
  Realized gain (loss) on investments ............           108,404             15,054             35,465              1,599
  Change in unrealized gain (loss)
    on investments ...............................           233,406            144,460            159,483            288,564
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           352,771            160,874            194,415            283,955
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         2,174,665          1,322,161            381,197          1,293,687
  Transfers between funds ........................           607,497            517,035            137,331            315,358
  Redemptions (note 3) ...........................          (253,855)           (57,940)          (111,135)           (47,468)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................            (5,669)              (917)            (1,730)              (534)
  Adjustments to maintain reserves ...............               432                 (6)               245                (21)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................         2,523,070          1,780,333            405,908          1,561,022
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         2,875,841          1,941,207            600,323          1,844,977
Contract owners' equity beginning
  of period ......................................         1,941,207                  -          2,062,876            217,899
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $     4,817,048          1,941,207          2,663,199          2,062,876
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           159,827                  -            203,311             27,004
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           343,696            213,140             54,463            190,732
  Units redeemed .................................          (139,570)           (53,313)           (14,945)           (14,425)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           363,953            159,827            242,829            203,311
                                                     ===============    ===============    ===============    ===============

                                                                 FedCapApS                             FedHiIncS
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................           (21,913)           (13,018)           701,916            279,854
  Realized gain (loss) on investments ............            39,523             14,480            234,873             77,745
  Change in unrealized gain (loss)
    on investments ...............................           131,965            298,129            131,581          1,027,262
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           149,575            299,591          1,068,370          1,384,861
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           338,040          1,595,759          1,309,633          6,335,736
  Transfers between funds ........................           158,272            204,360            603,108          1,435,469
  Redemptions (note 3) ...........................          (151,498)           (62,683)          (939,709)          (473,640)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................            (3,472)              (762)           (22,953)           (17,771)
  Adjustments to maintain reserves ...............               513                (17)             2,157              1,014
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           341,855          1,736,657            952,236          7,280,808
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           491,430          2,036,248          2,020,606          8,665,669
Contract owners' equity beginning
  of period ......................................         2,309,010            272,762         11,817,284          3,151,615
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............         2,800,440          2,309,010         13,837,890         11,817,284
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           231,866             33,487            989,694            317,116
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            59,289            240,979            342,942            895,686
  Units redeemed .................................           (25,140)           (42,600)          (266,716)          (223,108)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           266,015            231,866          1,065,920            989,694
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                  FedIntEq                            FedMidCapGr
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $        (1,972)              (530)            (6,443)            (2,462)
  Realized gain (loss) on investments ............             5,857              2,002              5,053              9,522
  Change in unrealized gain (loss)
    on investments ...............................            17,890             15,967             85,600             72,664
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            21,775             17,439             84,210             79,724
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................            55,038            107,005            238,237            243,626
  Transfers between funds ........................           (14,743)                34             25,063             (3,470)
  Redemptions (note 3) ...........................            (3,500)               (20)            (8,424)           (50,496)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................              (223)                 -                 (6)                 -
  Adjustments to maintain reserves ...............                 5                 (9)                40                 33
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................            36,577            107,010            254,910            189,693
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............            58,352            124,449            339,120            269,417
Contract owners' equity beginning
  of period ......................................           147,361             22,912            387,498            118,081
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $       205,713            147,361            726,618            387,498
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................            14,585              2,956             34,404             14,512
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................             5,235             11,632             23,273             25,312
  Units redeemed .................................            (1,786)                (3)            (1,153)            (5,420)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................            18,034             14,585             56,524             34,404
                                                     ===============    ===============    ===============    ===============

                                                                 FedQualBd                             FedQualBdS
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................            79,530             25,718            422,246            101,016
  Realized gain (loss) on investments ............            (2,578)            11,349            (45,347)            83,658
  Change in unrealized gain (loss)
    on investments ...............................           (25,250)            13,456           (230,692)            40,293
  Reinvested capital gains .......................            25,388                  -            143,313                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            77,090             50,523            289,520            224,967
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           946,367          2,193,695          2,436,797         11,984,996
  Transfers between funds ........................           212,549           (317,736)          (605,588)           174,084
  Redemptions (note 3) ...........................          (358,969)          (111,838)        (1,042,847)          (658,004)
  Annuity benefits ...............................                 -                  -               (136)                 -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (10,620)            (1,119)           (27,000)            (6,330)
  Adjustments to maintain reserves ...............                67                 16                670                740
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           789,394          1,763,018            761,896         11,495,486
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           866,484          1,813,541          1,051,416         11,720,453
Contract owners' equity beginning
  of period ......................................         2,540,248            726,707         15,115,571          3,395,118
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............         3,406,732          2,540,248         16,166,987         15,115,571
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           229,888             68,180          1,371,824            317,535
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           120,171            210,264            452,263          1,444,744
  Units redeemed .................................           (49,031)           (48,556)          (386,001)          (390,455)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           301,028            229,888          1,438,086          1,371,824
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                  FidVIPEI                             FidVIPEIS
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $       107,004            220,402            166,995            226,328
  Realized gain (loss) on investments ............          (965,277)        (2,806,054)          (321,873)        (1,236,071)
  Change in unrealized gain (loss)
    on investments ...............................         5,063,430         13,957,977          3,721,210          9,317,632
  Reinvested capital gains .......................           188,624                  -            137,596                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         4,393,781         11,372,325          3,703,928          8,307,889
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           838,657            633,971          1,337,110          1,329,249
  Transfers between funds ........................         1,747,390          1,358,494            755,879            507,895
  Redemptions (note 3) ...........................       (10,544,922)        (8,217,324)        (3,847,525)        (2,748,232)
  Annuity benefits ...............................            (9,155)            (9,146)              (281)                 -
  Annual contract maintenance charges
    (note 2) .....................................            (7,061)            (7,397)                 -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (30,119)           (65,109)           (65,254)           (59,459)
  Adjustments to maintain reserves ...............             2,188                266              1,262                 21
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................        (8,003,022)        (6,306,245)        (1,818,809)          (970,526)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............        (3,609,241)         5,066,080          1,885,119          7,337,363
Contract owners' equity beginning
  of period ......................................        50,608,825         45,542,745         37,200,996         29,863,633
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $    46,999,584         50,608,825         39,086,115         37,200,996
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         3,424,309          3,956,126          3,113,981          3,205,774
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           397,763            445,927            343,186            368,120
  Units redeemed .................................          (925,442)          (977,744)          (482,506)          (459,913)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         2,896,630          3,424,309          2,974,661          3,113,981
                                                     ===============    ===============    ===============    ===============

                                                                 FidVIPEI2                              FidVIPGr
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................            22,534             35,568           (571,046)          (597,971)
  Realized gain (loss) on investments ............              (392)        (1,421,167)       (10,009,836)       (12,895,166)
  Change in unrealized gain (loss)
    on investments ...............................         4,368,617         10,287,214         11,119,633         27,899,227
  Reinvested capital gains .......................           167,733                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         4,558,492          8,901,615            538,751         14,406,090
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         5,516,746         11,352,122            917,381            954,075
  Transfers between funds ........................         1,319,509          1,909,237         (2,526,406)           (52,775)
  Redemptions (note 3) ...........................        (3,029,831)        (2,386,238)       (11,845,276)        (9,102,841)
  Annuity benefits ...............................                 -                  -            (44,957)           (39,129)
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -             (9,664)           (11,334)
  Contingent deferred sales charges
    (note 2) .....................................           (70,938)           (59,066)           (55,890)           (77,625)
  Adjustments to maintain reserves ...............            18,316             (2,665)            31,141             41,190
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................         3,753,802         10,813,390        (13,533,671)        (8,288,439)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         8,312,294         19,715,005        (12,994,920)         6,117,651
Contract owners' equity beginning
  of period ......................................        44,282,602         24,567,597         58,322,297         52,204,646
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............        52,594,896         44,282,602         45,327,377         58,322,297
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         4,300,709          3,060,579          4,218,568          4,940,777
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           881,442          2,431,981            289,207            538,709
  Units redeemed .................................          (523,715)        (1,191,851)        (1,284,608)        (1,260,918)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         4,658,436          4,300,709          3,223,167          4,218,568
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 FidVIPGrS                             FidVIPGr2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $      (394,855)          (361,924)          (413,787)          (350,924)
  Realized gain (loss) on investments ............        (5,621,637)        (5,979,417)        (1,221,137)        (6,220,971)
  Change in unrealized gain (loss)
    on investments ...............................         6,896,242         18,719,107          2,105,803         14,969,786
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           879,750         12,377,766            470,879          8,397,891
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           339,055            450,290          1,768,381          5,630,793
  Transfers between funds ........................        (2,755,064)        (1,429,292)        (1,165,121)          (685,171)
  Redemptions (note 3) ...........................        (3,969,746)        (3,687,889)        (3,001,436)        (2,244,183)
  Annuity benefits ...............................              (805)            (4,557)                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (65,182)           (86,012)           (85,844)           (59,639)
  Adjustments to maintain reserves ...............             2,590              4,495              9,674            (11,237)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................        (6,449,152)        (4,752,965)        (2,474,346)         2,630,563
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............        (5,569,402)         7,624,801         (2,003,467)        11,028,454
Contract owners' equity beginning
  of period ......................................        50,646,486         43,021,685         37,423,355         26,394,901
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $    45,077,084         50,646,486         35,419,888         37,423,355
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         4,386,812          4,896,367          5,503,924          5,078,891
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           123,151            319,655            750,592          2,681,652
  Units redeemed .................................          (689,447)          (829,210)        (1,148,422)        (2,256,619)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         3,820,516          4,386,812          5,106,094          5,503,924
                                                     ===============    ===============    ===============    ===============

                                                                  FidVIPHI                             FidVIPHIS
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................         2,895,384          2,484,516          1,667,592          1,316,896
  Realized gain (loss) on investments ............         3,186,581            515,893         (2,987,547)        (2,701,745)
  Change in unrealized gain (loss)
    on investments ...............................        (3,135,682)         7,148,924          3,121,143          6,316,245
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         2,946,283         10,149,333          1,801,188          4,931,396
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           435,410            619,697            197,464            243,671
  Transfers between funds ........................          (909,775)         2,252,765           (583,907)         1,627,206
  Redemptions (note 3) ...........................        (9,358,068)        (9,370,444)        (2,918,127)        (2,244,254)
  Annuity benefits ...............................           (14,695)           (15,716)            (1,153)            (3,676)
  Annual contract maintenance charges
    (note 2) .....................................            (5,442)            (6,265)                 -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (19,674)           (60,205)           (42,062)           (46,516)
  Adjustments to maintain reserves ...............             8,292             12,929              1,755               (904)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................        (9,863,952)        (6,567,239)        (3,346,030)          (424,473)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............        (6,917,669)         3,582,094         (1,544,842)         4,506,923
Contract owners' equity beginning
  of period ......................................        46,466,262         42,884,168         23,909,014         19,402,091
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............        39,548,593         46,466,262         22,364,172         23,909,014
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         4,594,500          5,320,080          2,810,258          2,867,219
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................         1,110,208          1,483,546            198,193            542,496
  Units redeemed .................................        (2,074,454)        (2,209,126)          (585,169)          (599,457)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         3,630,254          4,594,500          2,423,282          2,810,258
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 FidVIPHI2                             FidVIPMMkt
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $     1,391,787            597,786            (42,016)          (191,608)
  Realized gain (loss) on investments ............          (565,437)          (531,350)                 -                  -
  Change in unrealized gain (loss)
    on investments ...............................           778,319          3,263,451                  -                  -
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         1,604,669          3,329,887            (42,016)          (191,608)
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         1,320,961          6,308,425          1,602,345            963,873
  Transfers between funds ........................          (434,949)         2,023,405            998,046         (3,393,195)
  Redemptions (note 3) ...........................        (1,384,423)        (1,073,659)       (18,146,176)       (28,612,818)
  Annuity benefits ...............................                 -                  -            (14,928)           (21,116)
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -             (3,743)            (5,169)
  Contingent deferred sales charges
    (note 2) .....................................           (29,314)           (32,492)          (119,565)          (307,260)
  Adjustments to maintain reserves ...............             6,014              4,113              5,548              3,576
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................          (521,711)         7,229,792        (15,678,473)       (31,372,109)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         1,082,958         10,559,679        (15,720,489)       (31,563,717)
Contract owners' equity beginning
  of period ......................................        20,602,230         10,042,551         54,102,933         85,666,650
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $    21,685,188         20,602,230         38,382,444         54,102,933
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         2,404,278          1,469,078          4,532,670          7,161,135
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           467,819          1,399,360          2,304,590          4,535,858
  Units redeemed .................................          (530,638)          (464,160)        (3,618,910)        (7,164,323)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         2,341,459          2,404,278          3,218,350          4,532,670
                                                     ===============    ===============    ===============    ===============

                                                                  FidVIPOv                             FidVIPOvS
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................           (53,379)          (146,922)            19,986            (26,797)
  Realized gain (loss) on investments ............        (4,525,108)        (7,911,695)          (365,926)        (1,065,106)
  Change in unrealized gain (loss)
    on investments ...............................         7,953,977         18,211,072          1,680,337          5,189,344
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         3,375,490         10,152,455          1,334,397          4,097,441
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           568,223            425,969            104,094            142,708
  Transfers between funds ........................         1,771,104            396,311         (1,617,711)          (279,364)
  Redemptions (note 3) ...........................        (8,125,055)        (6,127,468)        (1,310,184)          (738,716)
  Annuity benefits ...............................            (7,476)            (5,724)            (1,060)            (4,854)
  Annual contract maintenance charges
    (note 2) .....................................            (5,522)            (5,875)                 -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (18,280)           (36,850)           (23,492)           (13,877)
  Adjustments to maintain reserves ...............             6,100              9,192              2,077             (3,537)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................        (5,810,906)        (5,344,445)        (2,846,276)          (897,640)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............        (2,435,416)         4,808,010         (1,511,879)         3,199,801
Contract owners' equity beginning
  of period ......................................        33,795,415         28,987,405         13,852,488         10,652,687
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............        31,359,999         33,795,415         12,340,609         13,852,488
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         2,717,889          3,295,102          1,338,806          1,459,258
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           348,305            303,457             39,456             89,036
  Units redeemed .................................          (811,969)          (880,670)          (316,618)          (209,488)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         2,254,225          2,717,889          1,061,644          1,338,806
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 FidVIPOvS2                            FidVIPOvS2R
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $       (16,783)          (156,827)           (11,017)                 -
  Realized gain (loss) on investments ............           449,641          4,611,569             (1,789)                 -
  Change in unrealized gain (loss)
    on investments ...............................           507,224          1,569,592            283,154                  -
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           940,082          6,024,334            270,348                  -
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           285,688            924,666            188,668                  -
  Transfers between funds ........................        (1,074,399)        (2,976,282)         2,030,536                  -
  Redemptions (note 3) ...........................          (813,522)          (510,630)           (63,404)                 -
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (30,571)           (18,996)            (1,417)                 -
  Adjustments to maintain reserves ...............             4,424             (9,675)               171                  -
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................        (1,628,380)        (2,590,917)         2,154,554                  -
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............          (688,298)         3,433,417          2,424,902                  -
Contract owners' equity beginning
  of period ......................................        10,016,450          6,583,033                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $     9,328,152         10,016,450          2,424,902                  -
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         1,264,290          1,167,806                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           134,498         32,897,781            213,297                  -
  Units redeemed .................................          (349,188)       (32,801,297)           (16,259)                 -
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         1,049,600          1,264,290            197,038                  -
                                                     ===============    ===============    ===============    ===============

                                                                 FidVIPOvSR                            FidVIPVal
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................            (5,062)                 -                667             (3,558)
  Realized gain (loss) on investments ............               623                  -             48,555            (15,576)
  Change in unrealized gain (loss)
    on investments ...............................           150,247                  -             23,959            180,005
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           145,808                  -             73,181            160,871
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           105,990                  -             15,402             26,026
  Transfers between funds ........................           948,815                  -            171,084            (29,597)
  Redemptions (note 3) ...........................           (78,755)                 -            (42,392)           (70,504)
  Annuity benefits ...............................              (112)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................              (791)                 -               (401)                 -
  Adjustments to maintain reserves ...............               (79)                 -                (20)               (44)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           975,068                  -            143,673            (74,119)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         1,120,876                  -            216,854             86,752
Contract owners' equity beginning
  of period ......................................                 -                  -            644,929            558,177
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............         1,120,876                  -            861,783            644,929
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................                 -                  -             61,973             71,212
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           111,163                  -             30,931              9,997
  Units redeemed .................................           (10,962)                 -            (17,620)           (19,236)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           100,201                  -             75,284             61,973
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 FidVIPVal2                            FidVIPAMGr
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $        (5,541)           (13,303)            60,906             99,444
  Realized gain (loss) on investments ............            28,146            (40,350)          (525,220)          (631,618)
  Change in unrealized gain (loss)
    on investments ...............................           114,652            444,499            720,692          1,768,191
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           137,257            390,846            256,378          1,236,017
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................            13,048             11,665            161,509             66,966
  Transfers between funds ........................            32,587            (95,071)           202,260            (74,201)
  Redemptions (note 3) ...........................          (125,340)          (106,413)        (1,404,144)          (797,985)
  Annuity benefits ...............................                 -                  -             (2,717)            (2,671)
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -             (1,100)            (1,412)
  Contingent deferred sales charges
    (note 2) .....................................            (4,708)            (1,161)            (5,229)            (7,993)
  Adjustments to maintain reserves ...............               624               (183)               217                464
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           (83,789)          (191,163)        (1,049,204)          (816,832)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............            53,468            199,683           (792,826)           419,185
Contract owners' equity beginning
  of period ......................................         1,573,358          1,373,675          6,661,675          6,242,490
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $     1,626,826          1,573,358          5,868,849          6,661,675
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           153,119            176,457            533,547            607,643
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            12,723             21,428             33,888             46,988
  Units redeemed .................................           (21,274)           (44,766)          (117,049)          (121,084)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           144,568            153,119            450,386            533,547
                                                     ===============    ===============    ===============    ===============

                                                                FidVIPAMGrS                           FidVIPAMGrS2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................            59,641             85,062             30,673             45,517
  Realized gain (loss) on investments ............          (317,267)          (330,933)          (113,446)          (210,360)
  Change in unrealized gain (loss)
    on investments ...............................           454,286          1,135,740            206,525            806,593
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           196,660            889,869            123,752            641,750
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................            45,358             14,047             36,475             51,603
  Transfers between funds ........................          (166,725)          (115,545)                20            (52,206)
  Redemptions (note 3) ...........................          (547,742)          (342,705)          (474,489)          (370,885)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................            (8,358)            (6,130)            (9,534)            (9,354)
  Adjustments to maintain reserves ...............                81               (108)             1,143               (545)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................          (677,386)          (450,441)          (446,385)          (381,387)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............          (480,726)           439,428           (322,633)           260,363
Contract owners' equity beginning
  of period ......................................         4,778,009          4,338,581          3,444,963          3,184,600
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............         4,297,283          4,778,009          3,122,330          3,444,963
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           461,854            511,396            411,988            463,222
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            12,899              7,939             18,959             24,279
  Units redeemed .................................           (78,048)           (57,481)           (72,724)           (75,513)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           396,705            461,854            358,223            411,988
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                  FidVIPAM                             FidVIPAMS
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $       140,216            231,618            132,682            195,582
  Realized gain (loss) on investments ............          (490,836)          (848,943)          (356,411)          (344,374)
  Change in unrealized gain (loss)
    on investments ...............................           697,116          2,139,471            511,921          1,340,463
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           346,496          1,522,146            288,192          1,191,671
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           137,775             95,004             99,933             59,963
  Transfers between funds ........................           193,159            881,918           (434,438)          (173,330)
  Redemptions (note 3) ...........................        (2,416,880)        (2,182,948)          (683,963)          (680,330)
  Annuity benefits ...............................            (2,413)           (17,271)            (1,173)            (5,400)
  Annual contract maintenance charges
    (note 2) .....................................            (1,188)            (1,365)                 -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (12,179)           (18,397)            (8,002)           (15,860)
  Adjustments to maintain reserves ...............              (600)             4,028              1,536             (1,816)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................        (2,102,326)        (1,239,031)        (1,026,107)          (816,773)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............        (1,755,830)           283,115           (737,915)           374,898
Contract owners' equity beginning
  of period ......................................        10,389,756         10,106,641          7,895,483          7,520,585
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $     8,633,926         10,389,756          7,157,568          7,895,483
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           770,719            871,353            685,066            761,504
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            66,217            136,062             34,901             21,421
  Units redeemed .................................          (221,163)          (236,696)          (124,179)           (97,859)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           615,773            770,719            595,788            685,066
                                                     ===============    ===============    ===============    ===============

                                                                 FidVIPAM2                             FidVIPCon
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................            66,225            106,520           (702,916)          (572,166)
  Realized gain (loss) on investments ............           (63,952)          (114,851)          (731,916)        (2,119,610)
  Change in unrealized gain (loss)
    on investments ...............................           183,868            747,828         10,020,079         17,562,571
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           186,141            739,497          8,585,247         14,870,795
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................            11,190             17,428          1,267,938            838,668
  Transfers between funds ........................          (261,695)           (67,013)         2,936,291          1,289,228
  Redemptions (note 3) ...........................          (203,451)          (273,162)       (14,874,422)        (9,647,314)
  Annuity benefits ...............................                 -                  -            (17,674)           (20,761)
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -            (12,043)           (12,768)
  Contingent deferred sales charges
    (note 2) .....................................            (5,091)            (9,764)           (52,789)           (89,627)
  Adjustments to maintain reserves ...............             1,032                (86)            13,337             12,896
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................          (458,015)          (332,597)       (10,739,362)        (7,629,678)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............          (271,874)           406,900         (2,154,115)         7,241,117
Contract owners' equity beginning
  of period ......................................         5,227,561          4,820,661         69,493,678         62,252,561
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............         4,955,687          5,227,561         67,339,563         69,493,678
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           546,660            584,811          4,203,351          4,767,339
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................             8,145             11,248            459,492            387,466
  Units redeemed .................................           (55,377)           (49,399)        (1,083,224)          (951,454)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           499,428            546,660          3,579,619          4,203,351
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 FidVIPConS                            FidVIPCon2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $      (353,261)          (259,224)          (517,664)          (298,629)
  Realized gain (loss) on investments ............          (204,893)        (1,706,607)            71,901         (1,624,534)
  Change in unrealized gain (loss)
    on investments ...............................         6,857,435         11,969,571          6,551,231          9,212,137
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         6,299,281         10,003,740          6,105,468          7,288,974
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         1,150,156            922,553          7,067,693         12,456,016
  Transfers between funds ........................          (120,000)          (456,992)         1,964,407          2,220,956
  Redemptions (note 3) ...........................        (4,328,955)        (2,614,778)        (3,621,649)        (1,684,107)
  Annuity benefits ...............................            (1,244)            (5,302)                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (75,867)           (54,443)           (87,311)           (49,753)
  Adjustments to maintain reserves ...............             3,748             (2,278)            18,636                397
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................        (3,372,162)        (2,211,240)         5,341,776         12,943,509
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         2,927,119          7,792,500         11,447,244         20,232,483
Contract owners' equity beginning
  of period ......................................        46,777,335         38,984,835         40,584,160         20,351,677
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $    49,704,454         46,777,335         52,031,404         40,584,160
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         3,374,699          3,563,729          4,294,206          2,721,894
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           261,044            321,055          1,141,180          2,694,204
  Units redeemed .................................          (476,656)          (510,085)          (591,953)        (1,121,892)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         3,159,087          3,374,699          4,843,433          4,294,206
                                                     ===============    ===============    ===============    ===============

                                                                 FidVIPI500                            FidVIPIGBd
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................           122,122            267,871          2,517,605          3,058,011
  Realized gain (loss) on investments ............        (4,760,135)        (7,157,071)           380,001          3,695,735
  Change in unrealized gain (loss)
    on investments ...............................        12,914,214         28,638,162         (3,080,859)        (4,394,755)
  Reinvested capital gains .......................                 -                  -          2,496,077          1,521,781
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         8,276,201         21,748,962          2,312,824          3,880,772
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         1,679,259          1,714,938            797,978            994,003
  Transfers between funds ........................        (1,059,877)        (1,171,362)        (5,927,915)        (9,226,449)
  Redemptions (note 3) ...........................       (14,093,185)        (9,763,970)       (14,899,889)       (19,414,082)
  Annuity benefits ...............................            (1,795)            (4,507)           (15,958)           (43,793)
  Annual contract maintenance charges
    (note 2) .....................................            (7,811)            (8,651)            (4,100)            (5,630)
  Contingent deferred sales charges
    (note 2) .....................................          (154,279)          (189,781)           (95,975)          (166,247)
  Adjustments to maintain reserves ...............            10,337             (1,788)             9,895             13,426
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................       (13,627,351)        (9,425,121)       (20,135,964)       (27,848,772)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............        (5,351,150)        12,323,841        (17,823,140)       (23,968,000)
Contract owners' equity beginning
  of period ......................................       100,023,044         87,699,203         87,071,019        111,039,019
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............        94,671,894        100,023,044         69,247,879         87,071,019
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         8,294,373          9,224,993          6,033,702          7,974,078
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           537,635            924,893            352,484          1,355,073
  Units redeemed .................................        (1,614,675)        (1,855,513)        (1,719,493)        (3,295,449)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         7,217,333          8,294,373          4,666,693          6,033,702
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                FidVIPAgGrS                           FidVIPAgGr2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $        (1,834)            (1,794)           (40,848)           (25,641)
  Realized gain (loss) on investments ............             6,188             (3,995)           219,446             18,877
  Change in unrealized gain (loss)
    on investments ...............................            11,350             54,248             58,133            516,119
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            15,704             48,459            236,731            509,355
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................             9,024                514            383,413            928,424
  Transfers between funds ........................           (59,117)            12,182            115,896             50,381
  Redemptions (note 3) ...........................           (14,270)              (996)          (224,834)          (139,006)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................                 -                  -             (4,716)            (4,369)
  Adjustments to maintain reserves ...............               (21)               (73)               945               (486)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           (64,384)            11,627            270,704            834,944
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           (48,680)            60,086            507,435          1,344,299
Contract owners' equity beginning
  of period ......................................           223,991            163,905          2,702,200          1,357,901
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $       175,311            223,991          3,209,635          2,702,200
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................            25,870             24,455            319,322            206,142
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            22,393              4,067            153,399            214,134
  Units redeemed .................................           (29,707)            (2,652)          (122,851)          (100,954)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................            18,556             25,870            349,870            319,322
                                                     ===============    ===============    ===============    ===============

                                                                 FidVIPBal                             FidVIPBalS
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................           399,854            953,202            187,358            323,382
  Realized gain (loss) on investments ............          (120,031)           292,947           (328,523)          (542,219)
  Change in unrealized gain (loss)
    on investments ...............................         1,622,373          7,493,702            883,879          2,966,694
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         1,902,196          8,739,851            742,714          2,747,857
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           645,680            769,133            191,519            314,769
  Transfers between funds ........................           (93,427)         1,093,182           (447,560)           (66,246)
  Redemptions (note 3) ...........................       (12,180,231)       (14,331,779)        (1,864,927)        (1,681,855)
  Annuity benefits ...............................           (24,326)           (28,727)              (821)            (3,935)
  Annual contract maintenance charges
    (note 2) .....................................            (8,483)           (10,224)                 -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (16,559)           (57,393)           (34,295)           (30,345)
  Adjustments to maintain reserves ...............            10,493              9,332              1,253             (9,124)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................       (11,666,853)       (12,556,476)        (2,154,831)        (1,476,736)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............        (9,764,657)        (3,816,625)        (1,412,117)         1,271,121
Contract owners' equity beginning
  of period ......................................        57,759,521         61,576,146         18,897,936         17,626,815
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............        47,994,864         57,759,521         17,485,819         18,897,936
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         3,444,593          4,262,434          1,671,579          1,814,362
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           110,076            236,981             62,025            106,454
  Units redeemed .................................          (801,023)        (1,054,822)          (251,986)          (249,237)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         2,753,646          3,444,593          1,481,618          1,671,579
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 FidVIPBal2                           FidVIPDyCapS
                                                     ----------------------------------    ---------------    ---------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $        59,054            125,104             (5,146)            (6,353)
  Realized gain (loss) on investments ............           (84,195)          (150,069)            19,903             (3,683)
  Change in unrealized gain (loss)
    on investments ...............................           373,317          1,482,067            (20,731)           150,109
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           348,176          1,457,102             (5,974)           140,073
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           131,524            193,327              9,845                972
  Transfers between funds ........................          (333,563)           181,427           (158,120)           (10,993)
  Redemptions (note 3) ...........................          (925,989)          (667,411)           (55,540)           (81,064)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (15,828)            (9,995)            (1,132)            (2,977)
  Adjustments to maintain reserves ...............             2,189                168                 (9)               (57)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................        (1,141,667)          (302,484)          (204,956)           (94,119)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............          (793,491)         1,154,618           (210,930)            45,954
Contract owners' equity beginning
  of period ......................................        10,480,979          9,326,361            687,328            641,374
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $     9,687,488         10,480,979            476,398            687,328
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         1,107,853          1,143,308             97,835            113,186
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            22,346             77,558              9,033             14,160
  Units redeemed .................................          (144,029)          (113,013)           (39,237)           (29,511)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           986,170          1,107,853             67,631             97,835
                                                     ===============    ===============    ===============    ===============

                                                                FidVIPDyCap2                           FidVIPGrIn
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................           (49,712)           (42,447)          (132,162)           (43,228)
  Realized gain (loss) on investments ............            21,849           (158,466)        (1,941,153)        (1,588,739)
  Change in unrealized gain (loss)
    on investments ...............................              (160)           885,974          3,152,764          7,651,222
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           (28,023)           685,061          1,079,449          6,019,255
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           282,317            377,171            393,213            409,837
  Transfers between funds ........................          (261,024)           175,544           (634,291)           830,477
  Redemptions (note 3) ...........................          (213,946)          (213,445)        (6,888,221)        (5,297,119)
  Annuity benefits ...............................                 -                  -             (7,906)           (10,590)
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -             (4,903)            (5,827)
  Contingent deferred sales charges
    (note 2) .....................................            (2,944)            (5,720)           (28,206)           (41,283)
  Adjustments to maintain reserves ...............               659               (339)             7,773              9,401
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................          (194,938)           333,211         (7,162,541)        (4,105,104)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............          (222,961)         1,018,272         (6,083,092)         1,914,151
Contract owners' equity beginning
  of period ......................................         3,888,328          2,870,056         32,450,994         30,536,843
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............         3,665,367          3,888,328         26,367,902         32,450,994
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           571,779            519,737          2,241,345          2,571,965
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            66,171            233,566             95,977            214,095
  Units redeemed .................................           (98,979)          (181,524)          (589,510)          (544,715)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           538,971            571,779          1,747,812          2,241,345
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 FidVIPGrInS                           FidVIPGrIn2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $       (57,434)            50,038            (97,002)           (62,457)
  Realized gain (loss) on investments ............        (1,462,803)        (2,015,605)          (372,784)        (1,473,586)
  Change in unrealized gain (loss)
    on investments ...............................         3,012,882          8,928,294          1,227,443          4,978,859
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         1,492,645          6,962,727            757,657          3,442,816
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           239,356            342,249          1,134,567          2,749,992
  Transfers between funds ........................        (1,191,848)          (838,823)        (1,003,580)           (69,042)
  Redemptions (note 3) ...........................        (3,793,719)        (3,200,245)        (1,379,253)          (971,141)
  Annuity benefits ...............................            (1,086)            (5,258)                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (69,928)           (68,428)           (30,197)           (28,573)
  Adjustments to maintain reserves ...............             2,242             (2,772)             4,721             (1,369)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................        (4,814,983)        (3,773,277)        (1,273,742)         1,679,867
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............        (3,322,338)         3,189,450           (516,085)         5,122,683
Contract owners' equity beginning
  of period ......................................        36,708,432         33,518,982         19,586,061         14,463,378
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $    33,386,094         36,708,432         19,069,976         19,586,061
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         3,186,392          3,561,810          2,256,250          2,031,206
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            72,356            140,268            180,969            913,908
  Units redeemed .................................          (496,347)          (515,686)          (327,511)          (688,864)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         2,762,401          3,186,392          2,109,708          2,256,250
                                                     ===============    ===============    ===============    ===============

                                                                 FidVIPGrOp                            FidVIPGrOpS
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................        (1,070,034)          (792,035)          (188,362)          (125,425)
  Realized gain (loss) on investments ............        (9,026,945)       (12,295,949)        (3,162,321)        (3,877,278)
  Change in unrealized gain (loss)
    on investments ...............................        16,630,642         48,131,477          5,396,271         13,080,347
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         6,533,663         35,043,493          2,045,588          9,077,644
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         1,415,739          2,145,470            225,367            302,488
  Transfers between funds ........................        (4,412,597)        (5,294,850)        (1,924,876)        (1,495,129)
  Redemptions (note 3) ...........................       (30,774,959)       (25,744,534)        (3,800,080)        (3,004,371)
  Annuity benefits ...............................           (20,415)           (26,159)                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................           (34,435)           (39,996)                 -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (66,367)          (123,202)           (66,212)           (64,630)
  Adjustments to maintain reserves ...............            14,672             12,905              1,138               (318)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................       (33,878,362)       (29,070,366)        (5,564,663)        (4,261,960)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............       (27,344,699)         5,973,127         (3,519,075)         4,815,684
Contract owners' equity beginning
  of period ......................................       149,447,399        143,474,272         39,725,388         34,909,704
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............       122,102,700        149,447,399         36,206,313         39,725,388
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         9,018,711         11,062,424          4,718,108          5,326,989
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           133,143            289,118             54,166            108,960
  Units redeemed .................................        (2,157,951)        (2,332,831)          (719,805)          (717,841)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         6,993,903          9,018,711          4,052,469          4,718,108
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 FidVIPGrOp2                           FidVIPMCap
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $       (64,698)           (52,559)           (47,993)           (24,198)
  Realized gain (loss) on investments ............          (255,018)          (860,285)           124,869            (10,664)
  Change in unrealized gain (loss)
    on investments ...............................           707,143          2,665,236            728,387            935,848
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           387,427          1,752,392            805,263            900,986
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................            45,092             98,549            194,916            159,133
  Transfers between funds ........................          (425,772)          (538,720)           669,521             74,118
  Redemptions (note 3) ...........................          (482,598)          (636,631)          (448,010)          (375,746)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -             (4,224)            (4,401)
  Contingent deferred sales charges
    (note 2) .....................................           (12,798)           (26,025)            (3,420)            (6,392)
  Adjustments to maintain reserves ...............             2,245             (2,178)               169                 52
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................          (873,831)        (1,105,005)           408,952           (153,236)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............          (486,404)           647,387          1,214,215            747,750
Contract owners' equity beginning
  of period ......................................         7,823,843          7,176,456          3,297,769          2,550,019
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $     7,337,439          7,823,843          4,511,984          3,297,769
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         1,135,191          1,328,408            147,072            155,616
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            21,423             49,873             41,726             46,049
  Units redeemed .................................          (148,008)          (243,090)           (25,593)           (54,593)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         1,008,606          1,135,191            163,205            147,072
                                                     ===============    ===============    ===============    ===============

                                                                 FidVIPMCapS                           FidVIPMCap2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................          (220,506)          (123,903)          (653,330)          (335,526)
  Realized gain (loss) on investments ............           914,794            (57,693)           864,956            (46,295)
  Change in unrealized gain (loss)
    on investments ...............................         3,989,401          6,008,009         10,584,029         11,157,738
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         4,683,689          5,826,413         10,795,655         10,775,917
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           197,011            218,941          5,813,017          8,670,841
  Transfers between funds ........................           756,961           (139,911)         1,367,377          1,945,045
  Redemptions (note 3) ...........................        (2,711,968)        (1,636,110)        (4,140,165)        (1,849,191)
  Annuity benefits ...............................              (153)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (51,331)           (41,759)          (109,120)           (50,784)
  Adjustments to maintain reserves ...............             1,901                 68             32,208              2,600
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................        (1,807,579)        (1,598,771)         2,963,317          8,718,511
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         2,876,110          4,227,642         13,758,972         19,494,428
Contract owners' equity beginning
  of period ......................................        21,494,305         17,266,663         44,434,522         24,940,094
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............        24,370,415         21,494,305         58,193,494         44,434,522
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           950,947          1,047,270          2,836,613          2,143,293
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           108,666            200,247            663,742          1,071,266
  Units redeemed .................................          (187,449)          (296,570)          (477,134)          (377,946)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           872,164            950,947          3,023,221          2,836,613
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 FidVIPValS                            FidVIPValS2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $        (3,749)            (1,610)           (96,089)           (37,609)
  Realized gain (loss) on investments ............             7,709              4,928            477,779            815,245
  Change in unrealized gain (loss)
    on investments ...............................            41,202             61,352            340,153            520,145
  Reinvested capital gains .......................               699              1,642             18,031             27,605
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            45,861             66,312            739,874          1,325,386
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           110,469            137,894          1,489,253          2,315,640
  Transfers between funds ........................            (1,825)             5,715            470,916          2,213,527
  Redemptions (note 3) ...........................            (5,784)              (281)          (537,537)          (167,496)
  Annuity benefits ...............................                 -                  -               (140)                 -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................              (317)                (2)           (11,571)            (2,706)
  Adjustments to maintain reserves ...............               (15)                 3              1,869                556
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           102,528            143,329          1,412,790          4,359,521
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           148,389            209,641          2,152,664          5,684,907
Contract owners' equity beginning
  of period ......................................           272,822             63,181          6,494,435            809,528
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $       421,211            272,822          8,647,099          6,494,435
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................            22,081              7,968            558,223            108,052
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................             9,646             14,217            518,734            827,478
  Units redeemed .................................            (1,526)              (104)          (416,577)          (377,307)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................            30,201             22,081            660,380            558,223
                                                     ===============    ===============    ===============    ===============

                                                                 FrVIPRisDiv                           FrVIPForSec
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................            (7,011)              (965)               886                918
  Realized gain (loss) on investments ............            20,644              3,098             25,590                418
  Change in unrealized gain (loss)
    on investments ...............................           155,597            155,750             38,102             39,312
  Reinvested capital gains .......................            25,942             19,108                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           195,172            176,991             64,578             40,648
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           914,406            693,392            262,875            146,662
  Transfers between funds ........................           176,705             54,813            (72,622)            16,446
  Redemptions (note 3) ...........................           (89,812)           (29,652)            (6,917)            (7,283)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................            (4,635)              (721)              (311)                 -
  Adjustments to maintain reserves ...............               190                 22                 10                 (1)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           996,854            717,854            183,035            155,824
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         1,192,026            894,845            247,613            196,472
Contract owners' equity beginning
  of period ......................................         1,140,788            245,943            239,297             42,825
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............         2,332,814          1,140,788            486,910            239,297
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           103,449             27,539             23,502              5,514
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           100,553             79,023             25,671             19,067
  Units redeemed .................................           (11,652)            (3,113)            (8,222)            (1,079)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           192,350            103,449             40,951             23,502
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 GVITIntVal3                          GVITDMidCapI
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $           286                  -             (4,078)            (1,244)
  Realized gain (loss) on investments ............                57                  -             13,812              6,937
  Change in unrealized gain (loss)
    on investments ...............................             8,945                  -             68,416             57,218
  Reinvested capital gains .......................                 -                  -             22,585                  2
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................             9,288                  -            100,735             62,913
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................            64,117                  -            483,834            241,741
  Transfers between funds ........................            17,123                  -             27,551             20,972
  Redemptions (note 3) ...........................              (513)                 -            (38,709)            (8,386)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................                 -                  -             (1,652)              (241)
  Adjustments to maintain reserves ...............                42                  -                126                 (3)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................            80,769                  -            471,150            254,083
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............            90,057                  -            571,885            316,996
Contract owners' equity beginning
  of period ......................................                 -                  -            385,335             68,339
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $        90,057                  -            957,220            385,335
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................                 -                  -             35,096              8,310
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................             6,091                  -             45,544             28,430
  Units redeemed .................................               (90)                 -             (4,510)            (1,644)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................             6,001                  -             76,130             35,096
                                                     ===============    ===============    ===============    ===============

                                                                GVITDMidCap2                          GVITEmMrkts2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................           (61,769)           (29,058)           (10,024)            (7,111)
  Realized gain (loss) on investments ............           279,445             69,401            366,493            121,524
  Change in unrealized gain (loss)
    on investments ...............................           533,168            975,108           (287,157)           351,060
  Reinvested capital gains .......................           192,663                 27            170,539                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           943,507          1,015,478            239,851            465,473
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         1,419,847          2,807,834            207,306            397,514
  Transfers between funds ........................           522,637            885,859            244,270            299,664
  Redemptions (note 3) ...........................          (374,485)          (160,894)          (158,848)           (58,899)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (11,308)            (5,329)            (4,256)            (2,159)
  Adjustments to maintain reserves ...............             1,463                 41              1,228                 91
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................         1,558,154          3,527,511            289,700            636,211
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         2,501,661          4,542,989            529,551          1,101,684
Contract owners' equity beginning
  of period ......................................         5,887,850          1,344,861          1,563,181            461,497
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............         8,389,511          5,887,850          2,092,732          1,563,181
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           562,754            170,381            119,362             57,258
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           289,821            495,994            119,745            126,268
  Units redeemed .................................          (149,320)          (103,621)          (104,755)           (64,164)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           703,255            562,754            134,352            119,362
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                GVITEmMrkts6                            GVITGvtBd
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $         3,379                  -          1,256,318            623,441
  Realized gain (loss) on investments ............             4,163                  -           (257,417)          (170,261)
  Change in unrealized gain (loss)
    on investments ...............................            19,844                  -           (999,781)          (425,589)
  Reinvested capital gains .......................            47,013                  -            595,387             40,363
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            74,399                  -            594,507             67,954
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           102,020                  -          3,669,869         25,032,401
  Transfers between funds ........................           583,033                  -         (4,144,501)       (10,555,512)
  Redemptions (note 3) ...........................            (6,620)                 -         (3,383,164)        (3,179,924)
  Annuity benefits ...............................                 -                  -               (326)                 -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................              (183)                 -           (124,433)           (52,291)
  Adjustments to maintain reserves ...............                 7                  -                777              1,714
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           678,257                  -         (3,981,778)        11,246,388
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           752,656                  -         (3,387,271)        11,314,342
Contract owners' equity beginning
  of period ......................................                 -                  -         32,173,064         20,858,722
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $       752,656                  -         28,785,793         32,173,064
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................                 -                  -          2,897,500          1,894,099
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            68,873                  -            508,221          4,826,178
  Units redeemed .................................            (4,782)                 -           (863,338)        (3,822,777)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................            64,091                  -          2,542,383          2,897,500
                                                     ===============    ===============    ===============    ===============

                                                                  GVITIDAgg                             GVITIDCon
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................            46,753             14,840            364,801            315,257
  Realized gain (loss) on investments ............           621,418             29,523            374,397             56,254
  Change in unrealized gain (loss)
    on investments ...............................           957,548          1,829,422             96,140          1,142,164
  Reinvested capital gains .......................           386,555            139,850            356,333            132,151
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         2,012,274          2,013,635          1,191,671          1,645,826
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         5,760,437          8,523,658          5,956,568         27,409,067
  Transfers between funds ........................           300,374            184,493         (2,282,393)          (531,343)
  Redemptions (note 3) ...........................        (1,344,139)          (174,208)        (3,187,854)        (1,860,713)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (32,196)            (4,016)           (96,719)           (14,597)
  Adjustments to maintain reserves ...............             1,647                (56)             2,525                470
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................         4,686,123          8,529,871            392,127         25,002,884
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         6,698,397         10,543,506          1,583,798         26,648,710
Contract owners' equity beginning
  of period ......................................        12,659,702          2,116,196         35,404,679          8,755,969
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............        19,358,099         12,659,702         36,988,477         35,404,679
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         1,174,265            255,545          3,348,427            881,738
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           770,414            961,110            897,071          3,208,937
  Units redeemed .................................          (345,927)           (42,390)          (858,874)          (742,248)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         1,598,752          1,174,265          3,386,624          3,348,427
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                  GVITIDMod                           GVITIDModAgg
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $       927,005            447,421            243,019             71,357
  Realized gain (loss) on investments ............           582,290             (6,739)           577,397            (75,185)
  Change in unrealized gain (loss)
    on investments ...............................         8,248,457         12,538,005          3,948,714          6,316,448
  Reinvested capital gains .......................           709,048             41,519            768,735                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................        10,466,800         13,020,206          5,537,865          6,312,620
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        29,330,233         73,044,893         12,219,597         27,162,879
  Transfers between funds ........................         6,008,987          6,207,247          2,799,957          1,771,741
  Redemptions (note 3) ...........................        (8,529,330)        (4,031,504)        (3,192,940)        (1,315,802)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................          (207,831)          (100,982)           (81,423)           (55,610)
  Adjustments to maintain reserves ...............            14,597                707              7,248                397
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................        26,616,656         75,120,361         11,752,439         27,563,605
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............        37,083,456         88,140,567         17,290,304         33,876,225
Contract owners' equity beginning
  of period ......................................       108,655,956         20,515,389         42,285,245          8,409,020
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $   145,739,412        108,655,956         59,575,549         42,285,245
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................        10,125,266          2,265,379          3,925,388            974,155
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................         3,912,574          8,698,739          1,669,146          3,232,545
  Units redeemed .................................        (1,472,896)          (838,852)          (592,624)          (281,312)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................        12,564,944         10,125,266          5,001,910          3,925,388
                                                     ===============    ===============    ===============    ===============

                                                                GVITIDModCon                           GVITIntVal6
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................           463,157            315,985                312                  -
  Realized gain (loss) on investments ............           559,638            100,204              1,176                  -
  Change in unrealized gain (loss)
    on investments ...............................         1,464,501          3,511,928            110,812                  -
  Reinvested capital gains .......................           339,812             71,045                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         2,827,108          3,999,162            112,300                  -
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         8,588,636         31,496,518            120,225                  -
  Transfers between funds ........................           545,365         (2,386,410)         1,154,441                  -
  Redemptions (note 3) ...........................        (3,487,587)        (1,726,919)           (16,068)                 -
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................          (116,491)           (40,794)              (200)                 -
  Adjustments to maintain reserves ...............             4,783                458                 23                  -
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................         5,534,706         27,342,853          1,258,421                  -
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         8,361,814         31,342,015          1,370,721                  -
Contract owners' equity beginning
  of period ......................................        44,183,731         12,841,716                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............        52,545,545         44,183,731          1,370,721                  -
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         4,126,406          1,345,876                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................         1,212,958          3,489,699            124,604                  -
  Units redeemed .................................          (698,440)          (709,169)            (5,365)                 -
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         4,640,924          4,126,406            119,239                  -
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                  GVITMyMkt                           GVITSmCapGr2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $      (118,938)          (168,781)           (43,849)           (29,477)
  Realized gain (loss) on investments ............                 -                  -            121,573            208,964
  Change in unrealized gain (loss)
    on investments ...............................                 -                  -            353,258            492,909
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................          (118,938)          (168,781)           430,982            672,396
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         6,192,198         23,019,392            230,840          1,263,489
  Transfers between funds ........................        (2,689,041)        (3,363,849)           260,548            436,908
  Redemptions (note 3) ...........................        (5,280,391)       (27,062,374)          (264,394)           (95,891)
  Annuity benefits ...............................              (105)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................          (125,680)        (1,491,032)           (12,177)            (2,920)
  Adjustments to maintain reserves ...............                17               (540)               431               (180)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................        (1,903,002)        (8,898,403)           215,248          1,601,406
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............        (2,021,940)        (9,067,184)           646,230          2,273,802
Contract owners' equity beginning
  of period ......................................        23,492,068         32,559,252          3,471,151          1,197,349
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $    21,470,128         23,492,068          4,117,381          3,471,151
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         2,346,235          3,211,806            366,267            167,244
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................         3,672,190         34,701,450             95,457            549,735
  Units redeemed .................................        (3,861,155)       (35,567,021)           (73,183)          (350,712)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         2,157,270          2,346,235            388,541            366,267
                                                     ===============    ===============    ===============    ===============

                                                                GVITSmCapVal                          GVITSmCapVal2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................            (5,960)            (1,255)           (95,255)           (36,109)
  Realized gain (loss) on investments ............            32,166                777            637,190            117,185
  Change in unrealized gain (loss)
    on investments ...............................             4,579             53,931            (81,481)         1,222,044
  Reinvested capital gains .......................            40,487                  -            575,647                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            71,272             53,453          1,036,101          1,303,120
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           289,833            176,988            742,885          1,641,026
  Transfers between funds ........................           (21,816)            29,289            756,245          2,508,050
  Redemptions (note 3) ...........................           (18,375)            (1,184)          (442,718)          (114,511)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................              (910)                 -            (15,106)            (2,525)
  Adjustments to maintain reserves ...............                87                 26              3,749                825
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           248,819            205,119          1,045,055          4,032,865
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           320,091            258,572          2,081,156          5,335,985
Contract owners' equity beginning
  of period ......................................           266,670              8,098          6,135,019            799,034
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............           586,761            266,670          8,216,175          6,135,019
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................            23,228              1,074            559,038            112,208
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            29,863             22,345            284,496            553,709
  Units redeemed .................................           (10,031)              (191)          (195,686)          (106,879)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................            43,060             23,228            647,848            559,038
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 GVITSmComp                            GVITSmComp2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $        (7,494)            (2,250)           (70,222)           (33,340)
  Realized gain (loss) on investments ............            11,156              1,064            591,882             43,202
  Change in unrealized gain (loss)
    on investments ...............................            17,560             79,611           (388,027)           944,449
  Reinvested capital gains .......................            89,551                  -            798,312                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           110,773             78,425            931,945            954,311
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           241,922            329,753            705,208          2,011,715
  Transfers between funds ........................            (4,554)             8,572          1,186,245            453,475
  Redemptions (note 3) ...........................            (2,506)            (3,287)          (549,620)          (202,757)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................               (96)              (158)           (15,895)            (6,524)
  Adjustments to maintain reserves ...............               202                 15              1,283                (30)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           234,968            334,895          1,327,221          2,255,879
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           345,741            413,320          2,259,166          3,210,190
Contract owners' equity beginning
  of period ......................................           451,750             38,430          4,351,383          1,141,193
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $       797,491            451,750          6,610,549          4,351,383
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................            39,888              4,671            371,625            135,334
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            23,242             35,863            311,273            361,560
  Units redeemed .................................            (2,721)              (646)          (201,788)          (125,269)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................            60,409             39,888            481,110            371,625
                                                     ===============    ===============    ===============    ===============

                                                                 JanRMgCore                            MFSInvGrStS
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................             1,666               (390)           (69,848)           (36,761)
  Realized gain (loss) on investments ............            18,064              4,212             97,683             (7,084)
  Change in unrealized gain (loss)
    on investments ...............................             4,146              9,094            363,570            585,360
  Reinvested capital gains .......................            30,534                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            54,410             12,916            391,405            541,515
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           127,245            133,166          1,059,381          2,458,511
  Transfers between funds ........................           207,616              6,090            215,349            460,076
  Redemptions (note 3) ...........................           (14,933)            (1,605)          (373,082)          (105,000)
  Annuity benefits ...............................                 -                  -               (272)                 -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................               (70)                 -             (7,726)            (2,006)
  Adjustments to maintain reserves ...............                67                  3                474               (314)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           319,925            137,654            894,124          2,811,267
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           374,335            150,570          1,285,529          3,352,782
Contract owners' equity beginning
  of period ......................................           150,570                  -          4,379,571          1,026,789
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............           524,905            150,570          5,665,100          4,379,571
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................            12,354                  -            483,758            137,254
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            36,910             22,544            193,624            376,248
  Units redeemed .................................           (12,069)           (10,190)           (95,562)           (29,744)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................            37,195             12,354            581,820            483,758
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                MFSMidCapGrS                           MFSNewDiscS
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $      (103,198)           (54,474)           (60,219)           (40,382)
  Realized gain (loss) on investments ............           267,235            508,144            287,989            (14,789)
  Change in unrealized gain (loss)
    on investments ...............................           731,083            741,240            (31,075)           978,875
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           895,120          1,194,910            196,695            923,704
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         1,185,318          3,480,591            390,699          1,913,427
  Transfers between funds ........................           222,115            392,773           (589,080)           796,002
  Redemptions (note 3) ...........................          (397,021)          (184,804)          (244,967)           (99,240)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (10,246)            (4,517)            (5,605)            (2,367)
  Adjustments to maintain reserves ...............             1,527               (379)               387               (239)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................         1,001,693          3,683,664           (448,566)         2,607,583
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         1,896,813          4,878,574           (251,871)         3,531,287
Contract owners' equity beginning
  of period ......................................         6,682,965          1,804,391          4,906,118          1,374,831
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $     8,579,778          6,682,965          4,654,247          4,906,118
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           782,319            284,611            516,432            190,543
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           266,977            971,888            109,330            383,045
  Units redeemed .................................          (158,465)          (474,180)          (158,445)           (57,156)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           890,831            782,319            467,317            516,432
                                                     ===============    ===============    ===============    ===============

                                                                   MFSValS                             NBAMSocRes
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................           (59,702)           (43,012)               (32)                 -
  Realized gain (loss) on investments ............           270,495            (23,519)                 4                  -
  Change in unrealized gain (loss)
    on investments ...............................           559,763          1,015,609                460                  -
  Reinvested capital gains .......................            97,683                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           868,239            949,078                432                  -
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         1,147,887          2,934,628              2,800                  -
  Transfers between funds ........................            97,635            319,611            129,223                  -
  Redemptions (note 3) ...........................          (461,260)          (122,850)                 -                  -
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (13,254)            (2,743)                 -                  -
  Adjustments to maintain reserves ...............             1,508               (384)                 2                  -
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           772,516          3,128,262            132,025                  -
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         1,640,755          4,077,340            132,457                  -
Contract owners' equity beginning
  of period ......................................         5,972,049          1,894,709                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............         7,612,804          5,972,049            132,457                  -
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           567,227            221,613                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           195,613          1,112,185             10,971                  -
  Units redeemed .................................          (123,987)          (766,571)                 -                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           638,853            567,227             10,971                  -
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                  OppCapApS                             OppGlSec3
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $      (190,872)          (102,568)              (987)                 -
  Realized gain (loss) on investments ............           510,033            131,602              1,493                  -
  Change in unrealized gain (loss)
    on investments ...............................           562,587          2,518,821             25,865                  -
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           881,748          2,547,855             26,371                  -
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         3,864,892          7,439,391            108,439                  -
  Transfers between funds ........................          (606,934)         1,418,883             52,758                  -
  Redemptions (note 3) ...........................          (818,339)          (404,777)           (15,639)                 -
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (24,797)           (12,241)                 -                  -
  Adjustments to maintain reserves ...............             3,846                 68                (10)                 -
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................         2,418,668          8,441,324            145,548                  -
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         3,300,416         10,989,179            171,919                  -
Contract owners' equity beginning
  of period ......................................        14,953,724          3,964,545                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $    18,254,140         14,953,724            171,919                  -
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         1,504,622            514,036                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           639,618          1,360,535             15,910                  -
  Units redeemed .................................          (397,774)          (369,949)            (1,626)                 -
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         1,746,466          1,504,622             14,284                  -
                                                     ===============    ===============    ===============    ===============

                                                                  OppGlSec4                             OppGlSec
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................           (23,352)                 -                596             (1,578)
  Realized gain (loss) on investments ............               (88)                 -             42,256                718
  Change in unrealized gain (loss)
    on investments ...............................           646,511                  -             53,329             97,047
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           623,071                  -             96,181             96,187
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           809,620                  -            306,455            270,808
  Transfers between funds ........................         3,745,151                  -            (37,316)            13,255
  Redemptions (note 3) ...........................          (127,366)                 -            (56,821)            (1,730)
  Annuity benefits ...............................              (201)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................            (2,595)                 -             (2,392)               (40)
  Adjustments to maintain reserves ...............              (321)                 -                 72                  2
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................         4,424,288                  -            209,998            282,295
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         5,047,359                  -            306,179            378,482
Contract owners' equity beginning
  of period ......................................                 -                  -            423,082             44,600
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............         5,047,359                  -            729,261            423,082
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................                 -                  -             38,245              5,633
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           494,129                  -             30,015             33,126
  Units redeemed .................................           (57,767)                 -            (12,540)              (514)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           436,362                  -             55,720             38,245
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                  OppGlSecS                            OppHighInc
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $          (183)           (58,806)            76,211             18,094
  Realized gain (loss) on investments ............           966,599          1,650,690             15,959             22,556
  Change in unrealized gain (loss)
    on investments ...............................           478,464          2,080,536             43,310            104,810
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         1,444,880          3,672,420            135,480            145,460
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           871,831          4,212,725            488,998            985,741
  Transfers between funds ........................        (2,924,605)          (114,126)            50,534               (826)
  Redemptions (note 3) ...........................          (519,804)          (284,816)           (56,490)            (9,389)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (14,361)            (6,269)            (1,229)                 -
  Adjustments to maintain reserves ...............             3,738             (2,070)                69                 (8)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................        (2,583,201)         3,805,444            481,882            975,518
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............        (1,138,321)         7,477,864            617,362          1,120,978
Contract owners' equity beginning
  of period ......................................        11,125,344          3,647,480          1,332,616            211,638
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $     9,987,023         11,125,344          1,949,978          1,332,616
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         1,001,034            462,585            112,870             21,980
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           205,976          7,550,939             52,424            100,276
  Units redeemed .................................          (442,129)        (7,012,490)           (12,034)            (9,386)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           764,881          1,001,034            153,260            112,870
                                                     ===============    ===============    ===============    ===============

                                                                 OppMSFundS                            OppMSSmCap
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................          (103,838)           (63,860)            (7,328)            (2,575)
  Realized gain (loss) on investments ............            81,969            (35,637)            19,947                459
  Change in unrealized gain (loss)
    on investments ...............................         1,263,434          2,336,203            106,621            102,148
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         1,241,565          2,236,706            119,240            100,032
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         2,896,026          7,945,847            292,546            307,567
  Transfers between funds ........................           259,380            906,698            (20,087)             5,023
  Redemptions (note 3) ...........................          (813,665)          (325,189)           (31,857)            (3,933)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (18,971)            (4,083)              (982)              (123)
  Adjustments to maintain reserves ...............             3,461               (243)                56                 17
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................         2,326,231          8,523,030            239,676            308,551
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         3,567,796         10,759,736            358,916            408,583
Contract owners' equity beginning
  of period ......................................        14,373,700          3,613,964            474,752             66,169
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............        17,941,496         14,373,700            833,668            474,752
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         1,412,782            443,060             39,780              7,916
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           426,111          1,063,949             25,721             32,788
  Units redeemed .................................          (202,199)           (94,227)            (6,375)              (924)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         1,636,694          1,412,782             59,126             39,780
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 OppStratBdS                            PVTGroInc
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $       576,632            245,012              1,500             (2,210)
  Realized gain (loss) on investments ............           297,448             80,046             11,201              3,022
  Change in unrealized gain (loss)
    on investments ...............................           270,112          1,061,891             57,771             54,600
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         1,144,192          1,386,949             70,472             55,412
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         3,312,377          9,043,176             97,284            372,576
  Transfers between funds ........................           563,182          1,223,590            145,930            115,266
  Redemptions (note 3) ...........................        (1,604,300)          (691,899)           (28,875)            (5,648)
  Annuity benefits ...............................              (224)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (37,767)           (19,512)              (681)               (94)
  Adjustments to maintain reserves ...............             3,048              1,617                 (9)                (8)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................         2,236,316          9,556,972            213,649            482,092
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         3,380,508         10,943,921            284,121            537,504
Contract owners' equity beginning
  of period ......................................        15,070,705          4,126,784            537,504                  -
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $    18,451,213         15,070,705            821,625            537,504
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         1,241,682            393,065             43,738                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           612,779          1,101,537             24,374             47,547
  Units redeemed .................................          (434,834)          (252,920)            (7,049)            (3,809)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         1,419,627          1,241,682             61,063             43,738
                                                     ===============    ===============    ===============    ===============


                                                                  PVTIntEq                             PVTSmCapVal
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................             2,865             (1,018)            (2,863)            (1,717)
  Realized gain (loss) on investments ............            50,352              5,294              9,548                564
  Change in unrealized gain (loss)
    on investments ...............................             7,882             62,910             80,640             99,085
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            61,099             67,186             87,325             97,932
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................            57,280            144,847             28,767            138,774
  Transfers between funds ........................            95,102             44,465             65,165            (10,762)
  Redemptions (note 3) ...........................           (18,161)            (9,432)           (23,876)            (1,184)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................              (887)              (284)            (1,203)               (53)
  Adjustments to maintain reserves ...............                45                 (8)                 -                  8
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           133,379            179,588             68,853            126,783
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           194,478            246,774            156,178            224,715
Contract owners' equity beginning
  of period ......................................           331,951             85,177            322,508             97,793
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............           526,429            331,951            478,686            322,508
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................            32,137             10,482             28,092             12,608
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            34,741             25,040              8,420             16,806
  Units redeemed .................................           (22,480)            (3,385)            (3,084)            (1,322)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................            44,398             32,137             33,428             28,092
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                  PVTVoyII                             STICVTCapAp
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $        (8,709)            (3,166)            (3,020)              (422)
  Realized gain (loss) on investments ............            10,406              3,474              3,994                625
  Change in unrealized gain (loss)
    on investments ...............................            34,810             71,414             11,308              7,057
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            36,507             71,722             12,282              7,260
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           194,063            507,721            165,841            150,841
  Transfers between funds ........................            58,437             78,447            (22,891)            (4,424)
  Redemptions (note 3) ...........................           (35,134)           (40,239)            (8,910)            (4,825)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................              (561)            (2,647)                 -                  -
  Adjustments to maintain reserves ...............                70                (28)               (18)              (176)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           216,875            543,254            134,022            141,416
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           253,382            614,976            146,304            148,676
Contract owners' equity beginning
  of period ......................................           735,625            120,649            148,676                  -
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $       989,007            735,625            294,980            148,676
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................            72,604             14,682             12,594                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            28,683             64,599             35,932             16,751
  Units redeemed .................................            (7,129)            (6,677)           (24,794)            (4,157)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................            94,158             72,604             23,732             12,594
                                                     ===============    ===============    ===============    ===============

                                                                 STICVTGrInc                            STICVTInt
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................              (456)                40                221                 (1)
  Realized gain (loss) on investments ............            13,919                 17                147                  -
  Change in unrealized gain (loss)
    on investments ...............................            (1,031)             7,079              3,704                112
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            12,432              7,136              4,072                111
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................            30,044             69,987             19,259              1,000
  Transfers between funds ........................           (50,896)                 -                (71)                 -
  Redemptions (note 3) ...........................            (1,484)               (89)              (589)                 -
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................                 -                  -                  -                  -
  Adjustments to maintain reserves ...............                 3                (13)               (18)                 6
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           (22,333)            69,885             18,581              1,006
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............            (9,901)            77,021             22,653              1,117
Contract owners' equity beginning
  of period ......................................            77,021                  -              1,117                  -
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............            67,120             77,021             23,770              1,117
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................             5,829                  -                 78                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................             2,232              5,836              1,373                 78
  Units redeemed .................................            (3,547)                (7)               (42)                 -
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................             4,514              5,829              1,409                 78
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                STICVTIntGrBd                         STICVTMidCap
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $            81                  -             (1,037)                93
  Realized gain (loss) on investments ............                (1)                 -              4,367                753
  Change in unrealized gain (loss)
    on investments ...............................                87                  -             19,515              4,934
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................               167                  -             22,845              5,780
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................             6,587                  -             86,696             98,931
  Transfers between funds ........................                 -                  -            (13,513)            (5,360)
  Redemptions (note 3) ...........................                 -                  -            (14,159)            (1,265)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................                 -                  -               (384)               (12)
  Adjustments to maintain reserves ...............                (5)                 -                 (6)                93
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................             6,582                  -             58,634             92,387
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............             6,749                  -             81,479             98,167
Contract owners' equity beginning
  of period ......................................                 -                  -             98,167                  -
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $         6,749                  -            179,646             98,167
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................                 -                  -              7,474                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................               630                  -             16,253              9,457
  Units redeemed .................................                 -                  -            (11,852)            (1,983)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................               630                  -             11,875              7,474
                                                     ===============    ===============    ===============    ===============

                                                               STICVTSmCapVal                         STICVTValInc
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................              (383)                (7)               419                291
  Realized gain (loss) on investments ............               204                  1              6,380                734
  Change in unrealized gain (loss)
    on investments ...............................            10,131                286             25,812             10,466
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................             9,952                280             32,611             11,491
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................            19,979             22,127            147,083            140,554
  Transfers between funds ........................            49,431                  -            (23,112)            (6,711)
  Redemptions (note 3) ...........................                 -                  -            (11,105)              (763)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................                 -                  -                  -                  -
  Adjustments to maintain reserves ...............                27                  3                (55)              (184)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................            69,437             22,130            112,811            132,896
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............            79,389             22,410            145,422            144,387
Contract owners' equity beginning
  of period ......................................            22,410                  -            144,387                  -
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............           101,799             22,410            289,809            144,387
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................             1,520                  -             10,956                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................             4,103              1,520             23,727             13,519
  Units redeemed .................................               (18)                 -            (15,336)            (2,563)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................             5,605              1,520             19,347             10,956
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                   VKCom2                                VKEmGr2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $      (101,680)           (63,430)           (83,010)           (55,233)
  Realized gain (loss) on investments ............           512,413            (68,197)           182,292            (42,991)
  Change in unrealized gain (loss)
    on investments ...............................         2,294,029          2,671,557            209,123          1,001,099
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         2,704,762          2,539,930            308,405            902,875
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         3,393,925          6,701,001            829,811          3,229,965
  Transfers between funds ........................         1,796,952            793,220           (582,702)           289,229
  Redemptions (note 3) ...........................          (980,153)          (464,009)          (369,381)          (226,004)
  Annuity benefits ...............................              (145)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (26,604)           (16,838)           (12,457)            (5,802)
  Adjustments to maintain reserves ...............             3,313                (60)               280               (328)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................         4,187,288          7,013,314           (134,449)         3,287,060
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         6,892,050          9,553,244            173,956          4,189,935
Contract owners' equity beginning
  of period ......................................        14,017,694          4,464,450          6,015,661          1,825,726
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $    20,909,744         14,017,694          6,189,617          6,015,661
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         1,350,669            555,025            688,105            261,630
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           721,701          1,049,962            154,573            535,578
  Units redeemed .................................          (335,189)          (254,318)          (170,037)          (109,103)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         1,737,181          1,350,669            672,641            688,105
                                                     ===============    ===============    ===============    ===============

                                                                 VKCorPlus2                           VKUSRealEst2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................            25,233               (421)             5,990             (2,459)
  Realized gain (loss) on investments ............               808               (147)           114,311              6,627
  Change in unrealized gain (loss)
    on investments ...............................            (1,139)             2,156            551,244             55,309
  Reinvested capital gains .......................             2,104                 39             38,448                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            27,006              1,627            709,993             59,477
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           337,283            137,326            719,722            332,707
  Transfers between funds ........................           642,664             65,474          1,830,161            458,845
  Redemptions (note 3) ...........................           (51,807)            (2,548)          (228,180)            (4,917)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................            (1,512)                 -             (7,761)               (21)
  Adjustments to maintain reserves ...............               (30)                (4)             1,062                 53
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           926,598            200,248          2,315,004            786,667
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           953,604            201,875          3,024,997            846,144
Contract owners' equity beginning
  of period ......................................           201,875                  -            846,144                  -
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............         1,155,479            201,875          3,871,141            846,144
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................            19,930                  -             64,808                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            98,795             21,556            259,690             79,693
  Units redeemed .................................            (7,854)            (1,626)          (104,897)           (14,885)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           110,871             19,930            219,601             64,808
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 VISLgCapGr2                          VISLgCapVal2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $       (10,691)            (9,961)              (197)            (1,955)
  Realized gain (loss) on investments ............            44,192                 90             41,766              6,689
  Change in unrealized gain (loss)
    on investments ...............................            47,729            172,128            166,256            315,345
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            81,230            162,257            207,825            320,079
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           996,630          1,037,626          1,118,827            910,294
  Transfers between funds ........................           (12,193)            13,142            (31,170)            (8,345)
  Redemptions (note 3) ...........................          (150,137)           (33,520)          (129,256)           (17,489)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................            (3,965)            (1,307)            (2,055)              (474)
  Adjustments to maintain reserves ...............               159                (73)               495                (12)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           830,494          1,015,868            956,841            883,974
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           911,724          1,178,125          1,164,666          1,204,053
Contract owners' equity beginning
  of period ......................................         1,647,299            469,174          1,724,915            520,862
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $     2,559,023          1,647,299          2,889,581          1,724,915
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           171,147             56,581            164,487             65,516
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           105,511            119,641            106,967            102,172
  Units redeemed .................................           (20,969)            (5,075)           (17,117)            (3,201)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           255,689            171,147            254,337            164,487
                                                     ===============    ===============    ===============    ===============

                                                                  VISModGr2
                                                     ----------------------------------
Investment activity:                                      2004               2003
                                                     ---------------    ---------------
  Net investment income (loss) ...................            51,421            (19,138)
  Realized gain (loss) on investments ............           199,722            (12,267)
  Change in unrealized gain (loss)
    on investments ...............................           961,815          2,285,693
  Reinvested capital gains .......................           178,086            110,345
                                                     ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         1,391,044          2,364,633
                                                     ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        10,342,017         14,461,560
  Transfers between funds ........................          (216,230)           555,122
  Redemptions (note 3) ...........................        (2,132,062)          (713,305)
  Annuity benefits ...............................                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (67,321)           (14,101)
  Adjustments to maintain reserves ...............             2,928             11,629
                                                     ---------------    ---------------
      Net equity transactions ....................         7,929,332         14,300,905
                                                     ---------------    ---------------
Net change in contract owners' equity ............         9,320,376         16,665,538
Contract owners' equity beginning
  of period ......................................        23,287,184          6,621,646
                                                     ---------------    ---------------
Contract owners' equity end of period ............        32,607,560         23,287,184
                                                     ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         2,168,937            715,334
                                                     ---------------    ---------------
  Units purchased ................................         1,004,580          1,564,925
  Units redeemed .................................          (273,350)          (111,322)
                                                     ---------------    ---------------
  Ending units ...................................         2,900,167          2,168,937
                                                     ===============    ===============

See accompanying notes to financial statements.

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-7
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2004 and 2003

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-7 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community and other financial institutions.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following:

               Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);
                    AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2) AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)
                    AIM VIF - Capital Development Fund - Series I Shares (AIMCapDev)
                    AIM VIF - Capital Development Fund - Series II Shares (AIMCapDev2)
                    AIM VIF - International Growth Fund - Series II Shares (AIMIntGr2)
                      (formerly AIM VIP - International Equity Fund - Series II Shares)
                    AIM VIF - Mid Cap Core Equity Fund - Series I Shares (AIMMidCore)
                    AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq) AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)

               Portfolios of the Alliance Variable Products Series Fund, Inc. (Alliance VPSF);
                    Alliance VPSF - AllianceBernstein Growth & Income Portfolio
                    - Class B (AlGrIncB)
                    Alliance VPSF - AllianceBernstein International Value Portfolio - Class B (AlIntlValB)
                    Alliance VPSF - AllianceBernstein Premier Growth Portfolio - Class B (AlPremGrB)
                    Alliance VPSF - AllianceBernstein Small Cap Value Portfolio
                    - Class B (AlSmCapValB)

               Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)

               Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

               Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)

               Dreyfus Stock Index Fund, Inc. - Service Shares (DryStkIxS)

               Portfolios of the Federated Insurance Series (Federated IS);
                    Federated IS - American Leaders Fund II - Primary Shares (FedAmLead)*
                    Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
                    Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
                    Federated IS - High Income Bond Fund II - Primary Shares (FedHiInc)*
                    Federated IS - High Income Bond Fund II - Service Shares (FedHiIncS)
                    Federated IS - International Equity Fund II (FedIntEq) Federated IS - Mid Cap Growth Strategies Fund II (FedMidCapGr)
                      (formerly Federated IS - Growth Strategies Fund II)
                    Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
                    Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)

               Portfolios of the Fidelity/(R)/ Variable Insurance Products Fund (Fidelity/(R)/ VIP);
                    Fidelity/(R)/ VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
                    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
                    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

                    Fidelity/(R)/ VIP - Growth Portfolio - Initial Class (FidVIPGr)
                    Fidelity/(R)/ VIP - Growth Portfolio - Service Class (FidVIPGrS)
                    Fidelity/(R)/ VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
                    Fidelity/(R)/ VIP - High Income Portfolio - Initial Class (FidVIPHI)
                    Fidelity/(R)/ VIP - High Income Portfolio - Service Class (FidVIPHIS)
                    Fidelity/(R)/ VIP - High Income Portfolio - Service Class 2 (FidVIPHI2)
                    Fidelity/(R)/ VIP - Money Market Portfolio - Initial Class (FidVIPMMkt)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class (FidVIPOv)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class (FidVIPOvS)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2 (FidVIPOvS2)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2R (FidVIPOvS2R)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class R (FidVIPOvSR)
                    Fidelity/(R)/ VIP - Value Portfolio - Service Class (FidVIPVal)
                    Fidelity/(R)/ VIP - Value Portfolio - Service Class 2 (FidVIPVal2)

               Portfolios of the Fidelity/(R)/ Variable Insurance Products Fund II (Fidelity/(R)/ VIP II);
                    Fidelity/(R)/ VIP II - Asset Manager Growth Portfolio - Initial Class (FidVIPAMGr)
                    Fidelity/(R)/ VIP II - Asset Manager Growth Portfolio - Service Class (FidVIPAMGrS)
                    Fidelity/(R)/ VIP II - Asset Manager Growth Portfolio - Service Class 2 (FidVIPAMGrS2)
                    Fidelity/(R)/ VIP II - Asset Manager Portfolio - Initial Class (FidVIPAM)
                    Fidelity/(R)/ VIP II - Asset Manager Portfolio - Service Class (FidVIPAMS)
                    Fidelity/(R)/ VIP II - Asset Manager Portfolio - Service Class 2 (FidVIPAM2)
                    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Initial Class (FidVIPCon)
                    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class (FidVIPConS)
                    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class 2 (FidVIPCon2)
                    Fidelity/(R)/ VIP II - Index 500 Portfolio - Initial Class (FidVIPI500)
                    Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio - Initial Class (FidVIPIGBd)

               Portfolios of the Fidelity/(R)/ Variable Insurance Products Fund III (Fidelity/(R)/ VIP III);
                    Fidelity/(R)/ VIP III - Aggressive Growth Portfolio - Service Class (FidVIPAgGrS)
                    Fidelity/(R)/ VIP III - Aggressive Growth Portfolio - Service Class 2 (FidVIPAgGr2)
                    Fidelity/(R)/ VIP III - Balanced Portfolio - Initial Class (FidVIPBal)
                    Fidelity/(R)/ VIP III - Balanced Portfolio - Service Class (FidVIPBalS)
                    Fidelity/(R)/ VIP III - Balanced Portfolio - Service Class 2 (FidVIPBal2)
                    Fidelity/(R)/ VIP III - Dynamic Capital Appreciation Fund - Service Class (FidVIPDyCapS)
                    Fidelity/(R)/ VIP III - Dynamic Capital Appreciation Fund - Service Class 2 (FidVIPDyCap2)
                    Fidelity/(R)/ VIP III - Growth & Income Portfolio - Initial Class (FidVIPGrIn)
                    Fidelity/(R)/ VIP III - Growth & Income Portfolio - Service Class (FidVIPGrInS)
                    Fidelity/(R)/ VIP III - Growth & Income Portfolio - Service Class 2 (FidVIPGrIn2)
                    Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Initial Class (FidVIPGrOp)
                    Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
                    Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class 2 (FidVIPGrOp2)
                    Fidelity/(R)/ VIP III - Mid Cap Portfolio - Initial Class (FidVIPMCap)
                    Fidelity/(R)/ VIP III - Mid Cap Portfolio - Service Class (FidVIPMCapS)
                    Fidelity/(R)/ VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
                    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
                    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class 2 (FidVIPValS2)

               Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);
                    Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class I (FrVIPRisDiv)
                    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I (FrVIPForSec)

               Portfolios of the Gartmore Variable Insurance Trust (Gartmore
               GVIT) (Gartmore is an affiliate of the Company);
                    Gartmore GVIT Dreyfus International Value Fund - Class III (GVITIntVal3)
                    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
                    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class II (GVITDMidCap2)
                    Gartmore GVIT Emerging Markets Fund - Class II
                    (GVITEmMrkts2)
                    Gartmore GVIT Emerging Markets Fund - Class VI
                    (GVITEmMrkts6)
                    Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

                    Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon) Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod) Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg)
                    Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon)
                    Gartmore GVIT International Value Fund - Class VI (GVITIntVal6)
                    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)
                    Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2)
                    Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)

               Portfolio of the Janus Aspen Series (Janus AS);
                    Janus AS - Risk-Managed Core Portfolio - Service Shares (JanRMgCore)

               Portfolios of the MFS/(R)/ Variable Insurance Trust/SM/ (MFS/(R)/
               VIT);
                    MFS/(R)/ VIT - Investors Growth Stock Series - Service Class (MFSInvGrStS)
                    MFS/(R)/ VIT - Mid Cap Growth Series - Service Class (MFSMidCapGrS)
                    MFS/(R)/ VIT - New Discovery Series - Service Class (MFSNewDiscS)
                    MFS/(R)/ VIT - Value Series - Service Class (MFSValS)

               Portfolio of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
                    Neuberger Berman AMT - Socially Responsive Portfolio - I Class (NBAMSocRes)

               Portfolios of the Oppenheimer Variable Annuity;
                    Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)
                    Oppenheimer Global Securities Fund/VA - Class 3 (OppGlSec3) Oppenheimer Global Securities Fund/VA - Class 4 (OppGlSec4) Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
                    Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)
                    Oppenheimer High Income Fund/VA - Initial Class (OppHighInc) Oppenheimer Main Street Fund/(R)/ /VA - Service Class (OppMSFundS)
                      (formerly Oppenheimer Main Street Growth & Income
                      Fund/VA - Service Class)
                    Oppenheimer Main Street Small Cap Fund/(R)/ /VA - Initial Class (OppMSSmCap)
                    Oppenheimer Strategic Bond Fund/VA - Service Class (OppStratBdS)

               Portfolios of the Putnam Variable Trust (Putnam VT);
                    Putnam VT Growth & Income Fund - IB Shares (PVTGroInc) Putnam VT International Equity Fund - IB Shares (PVTIntEq)
                      (formerly Putnam VT International Growth Fund - IB Shares)
                    Putnam VT Small Cap Value - IB Shares (PVTSmCapVal)
                    Putnam VT Voyager II Fund - IB Shares (PVTVoyII)

               Portfolios of the STI Classic Variable Trust;
                    STI Classic Variable Trust - Capital Appreciation Fund (STICVTCapAp)
                    STI Classic Variable Trust - Growth & Income (STICVTGrInc) STI Classic Variable Trust - International Equity Fund (STICVTInt)
                    STI Classic Variable Trust - Investment Grade Bond Fund (STICVTIntGrBd)
                    STI Classic Variable Trust - Mid Cap Equity Fund (STICVTMidCap)
                    STI Classic Variable Trust - Small Cap Value Equity Fund (STICVTSmCapVal)
                    STI Classic Variable Trust - Value Income Stock Fund (STICVTValInc)

               Portfolios of the Van Kampen Life Investment Trust (Van Kampen
               LIT);
                    Van Kampen LIT - Comstock Portfolio - Class II (VKCom2) Van Kampen LIT - Emerging Growth Portfolio - Class II (VKEmGr2)

               Portfolios of The Van Kampen Universal Institutional Funds, Inc. (Van Kampen UIF);
                    Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (VKCorPlus2)
                    Van Kempen UIF - U.S. Real Estate Portfolio - Class II (VKUSRealEst2)

               Portfolios of the VISION Group of Funds;
                    VISION Group of Funds - Large Cap Growth Fund II
                    (VISLgCapGr2)
                    VISION Group of Funds - Large Cap Value Fund II
                    (VISLgCapVal2)
                    VISION Group of Funds - Managed Allocation Fund - Moderate Growth II (VISModGr2)

               *At December 31, 2004, contract owners were not invested in this fund.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2004 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

     (d) Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge, not to exceed 7% of purchase payments surrendered. This charge declines a specified percentage each year to 0% after the purchase payment has been held in the contract for 7 years. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company may deduct an annual contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by surrendering units.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                                                                                Nationwide     Nationwide     All American
                  Nationwide Variable Account-7 Options                           Classic        Select         Annuity
----------------------------------------------------------------------------------------------------------------------------
Variable Account Charges - Recurring .......................................       1.30%         1.40%            0.95%
----------------------------------------------------------------------------------------------------------------------------
Reduced Purchase Payment Option ............................................          -             -             0.25%
    Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
----------------------------------------------------------------------------------------------------------------------------
Five Year CDSC Option ......................................................          -             -             0.15%
----------------------------------------------------------------------------------------------------------------------------
CDSC Waiver Options:
  Additional (5%) Withdrawal without Charge and Disability .................          -             -             0.10%
    In addition to standard 10% CDSC-free withdrawal privilege.
  10 Year and Disability Waiver for Tax Sheltered Annuities ................          -             -             0.05%
    CDSC waived if (i) contract owner has owned contract for 10 years and
    (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
  Hardship Waiver for Tax Sheltered Annuities ..............................          -             -             0.15%
    CDSC waived if contract owner experiences hardship (defined under IRC
    Section 401(k)).
----------------------------------------------------------------------------------------------------------------------------
Death Benefit Options:
  One-Year Enhanced ........................................................          -             -             0.15%/(3)/
    If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
  Greater of One-Year or 5% Enhanced .......................................          -             -             0.20%/(3)/
    If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders, (iii) highest contract value before 86th birthday less surrenders or (iv) the 5% interest anniversary value.
  One-Year Step Up .........................................................          -          0.05%/(2)/       0.05%/(4)/
    If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
  5% Enhanced ..............................................................          -          0.10%/(2)/       0.10%/(4)/
    If death before annuitization, benefit will be greater of (i) contract value or (ii) total of all purchase payments less surrenders with 5%
    simple interest from purchase to most recent contract anniversary prior to annuitants 86th birthday less surrenders.
----------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Options:
    Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to
    May 1, 2003).
  Option 1 .................................................................          -             -             0.45%
  Option 2 .................................................................          -             -             0.30%
----------------------------------------------------------------------------------------------------------------------------
Extra Value Option (EV) ....................................................          -             -             0.45%
    Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% credit of purchase payments made during the first 12 months contract is in force.
----------------------------------------------------------------------------------------------------------------------------
Beneficiary Protector Option ...............................................          -             -             0.40%
    Upon annuitant death, in addition to any death benefit payable, the contract will be credited an additional amount.
----------------------------------------------------------------------------------------------------------------------------
Capital Preservation Plus Option ...........................................          -             -             0.50%
    Provides a return of principle over the elected program period.
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Maximum Variable Account Charges/(1)/: .....................................       1.30%         1.55%            3.65%
----------------------------------------------------------------------------------------------------------------------------

/(1)/ When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

/(2)/ For contracts issued on or after the later of November 3, 1997 or date permitted by state insurance authorities.

/(3)/ For contracts issued on or after the later of January 2, 2001 or date permitted by state insurance authorities.

/(4)/ For contracts issued prior to January 2, 2001 or date prior to state insurance authority approval date.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2004.

                         Total    AIMBValue2     AIMCapAp2     AIMCapDev    AIMCapDev2     AIMIntGr2    AIMMidCore      AIMPreEq
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
0.95% ..........  $  3,307,138        32,827         3,129           133            95         5,652         2,058         2,050
1.00% ..........     1,888,214        11,487           512             -            17           721             -             -
1.05% ..........       401,116         1,354            52             -             -            48             -             -
1.10% ..........     1,597,482        11,747         5,791         1,589             -         1,794         4,509         2,131
1.15% ..........       660,818         6,402         2,839             -           130         1,187            26             -
1.20% ..........       226,817         2,407           393             -             -           152            79           218
1.25% ..........       253,761         5,263         1,715             -             -           225             -             -
1.30% ..........     1,168,498         6,071         1,158             -             -           624             -             -
1.35% ..........        60,165           514            34             -             -           121            92            54
1.40% ..........     9,171,835        52,070         6,720           140             -         3,724           156             -
1.45% ..........     1,035,223         3,788           788             -             -           316             -             -
1.50% ..........       242,513         2,432           101             -             -             -             -             -
1.55% ..........     1,559,743        17,893         5,872             -           159         2,244           204           572
1.60% ..........       829,644        17,736         2,019             -           717           917             -             -
1.65% ..........       260,200         2,168           597             -             -           136             -             -
1.70% ..........       201,158         8,909         1,590             -             -            78             -             -
1.75% ..........       231,561         3,047         1,086             -             -           185           116            56
1.80% ..........       124,115           849           129             -            75           136             -             -
1.85% ..........       162,831         5,817         3,129             -           339         1,101             -             -
1.90% ..........        46,071         1,590           677             -             -             -             -             -
1.95% ..........        21,133           319             -             -             -             -             -             -
2.00% ..........       141,807           441         2,185             -             -             -             -             -
2.05% ..........        85,376         1,503           381             -             -             -             -             -
2.10% ..........        23,281           245           126             -             -             7             -             -
2.15% ..........        45,352         1,549            92             -             -             -             -             -
2.20% ..........        15,531            42           259             -             -             -             -             -
2.25% ..........        36,838           544           214             -             -             1             -             -
2.30% ..........        11,877            92             -             -             -            18             -             -
2.35% ..........        20,310         2,838           734             -             -             -             -             -
2.40% ..........         2,693           389             -             -             -             -             -             -
2.45% ..........           813            41             -             -             -             -             -             -
2.55% ..........           308             1             -             -             -             -             -             -
2.60% ..........           562           157            79             -             -             -             -             -
2.70% ..........           163            28             -             -             -             -             -             -
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Totals ......  $ 23,834,947       202,560        42,401         1,862         1,532        19,387         7,240         5,081
                  ============  ============  ============  ============  ============  ============  ============  ============

                     AIMPreEq2      AlGrIncB    AlIntlValB     AlPremGrB   AISmCapValB   DrySmCapIxS      DrySRGro      DryStkIx
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
0.95% ..........  $      3,064        17,034        17,211         7,248        23,307         2,227         1,233         5,992
1.00% ..........           224         3,811         3,658           658         9,245             -             -             -
1.05% ..........             -           481           900           491         1,319             -             -             3
1.10% ..........         3,931        14,336         5,739         2,724        12,937         4,768         1,979         8,182
1.15% ..........           528         8,010         4,718         1,713         9,957            29             -            53
1.20% ..........            96         2,109           969           191         1,734           222             -           339
1.25% ..........           121         2,398           503           154         3,096           397            22           381
1.30% ..........           299         4,095         1,532           703         1,940             -             -             -
1.35% ..........            64           109            67            16           579           226             -           487
1.40% ..........         8,145        21,089        17,339         9,211        35,004           241           241           491
1.45% ..........           297         3,853           720           644         1,670             -             -             -
1.50% ..........           272           285           685           195           703           192           233           134
1.55% ..........         4,139        16,436         6,926         4,122        22,197           366           882         3,490
1.60% ..........         1,751         5,226         5,852         4,141         6,004             -             -            17
1.65% ..........           110         3,208           473           155           969            39             -             -
1.70% ..........           331         1,461         2,077           115         5,605             -             -             -
1.75% ..........           271         4,600         2,894         1,012         3,909           106             -             -
1.80% ..........           212           767         1,335            23         2,451             -             -             -
1.85% ..........         1,377         2,115         1,920         1,455         3,593             -             -             -
1.90% ..........           225         2,044             -         1,454            64             -             -             -
1.95% ..........             -           377            18            14           396             -             -             -
2.00% ..........            20            47         3,511             -         2,102             -             -             -
2.05% ..........           229           272           238            77            32             -             -             -
2.10% ..........           247           187            14           119           184             -             -             -

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued            AIMPreEq2      AlGrIncB    AlIntlValB     AlPremGrB   AISmCapValB   DrySmCapIxS      DrySRGro      DryStkIx
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
2.15% ..........           520         2,292           957           322           806             -             -             -
2.20% ..........             -             -             -             -           832             -             -             -
2.25% ..........           186         2,192             -           791            49             -             -             -
2.30% ..........             -           277            20           490             -             -             -             -
2.35% ..........           104         1,510             -             -             -             -             -             -
2.40% ..........             -           261            78             6            76             -             -             -
2.45% ..........             -             -             9             -             -             -             -             -
2.55% ..........             -             -             -             -             -             -             -             -
2.60% ..........             -             -             -             -             -             -             -             -
2.70% ..........             -            28             -             -             -             -             -             -
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Totals ......  $     26,763       120,910        80,363        38,244       150,760         8,813         4,590        19,569
                  ============  ============  ============  ============  ============  ============  ============  ============

                     DryStklxS    FedAmLeadS     FedCapApS     FedHiIncS      FedIntEq   FedMidCapGr     FedQualBd    FedQualBdS
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
0.95% ..........  $      9,111         4,371         5,364        19,586           401         1,387         6,802        25,463
1.00% ..........         2,411         1,380         1,327         4,743             -             -             -         5,146
1.05% ..........           274           323           352           370            58             -             -           178
1.10% ..........         4,974         4,484         2,787        18,356         1,169         3,535        19,006        26,725
1.15% ..........           578         3,218         3,013        14,196           224             -           721        12,216
1.20% ..........           863           147           316         1,489             -            43           305         2,452
1.25% ..........         2,446           327             -         1,617             -             -           499         3,941
1.30% ..........         2,701         2,319           400         2,777             -            31             -         5,556
1.35% ..........           279           428            70           225             -           129           314         1,094
1.40% ..........         2,127         1,821         3,688        45,923           120            34         1,655        41,626
1.45% ..........         2,595         1,284         1,469         6,384             -             -             -         6,080
1.50% ..........           787           194             -           939             -           678           488         1,307
1.55% ..........         6,179         3,000         8,323        23,129             -           550         6,174        49,932
1.60% ..........         5,452         1,901         1,155         9,627             -             -           121        11,264
1.65% ..........         2,288           917           231         1,647             -            56            56         1,996
1.70% ..........         1,472           499            68         3,368             -             -             -         3,523
1.75% ..........         1,235           127           886         3,152             -             -             -         1,709
1.80% ..........           239           627            54         1,729             -             -             -         2,197
1.85% ..........           388           387         1,092         5,063             -             -             -         5,357
1.90% ..........           305         1,400         1,344            68             -             -             -            83
1.95% ..........             -             -             -             -             -             -             -           184
2.00% ..........             -           129             -         1,908             -             -             -         1,519
2.05% ..........            75           686             -             -             -             -             -           228
2.10% ..........           302            23             -            18             -             -             -           335
2.15% ..........            96            18             -             -             -             -             -           336
2.20% ..........             -             -             -            38             -             -             -            29
2.25% ..........         1,766           659         1,304             -             -             -             -             -
2.30% ..........             -             -           449             -             -             -             -             -
2.35% ..........           112             -             -             -             -             -             -             -
2.40% ..........             -             -             -             -             -             -             -             -
2.45% ..........             -             -             -             -             -             -             -             -
2.55% ..........             -             -             -             -             -             -             -             -
2.60% ..........             -             -             -             -             -             -             -             -
2.70% ..........             -            27             -             -             -             -             -             -
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Totals .....   $     49,055        30,696        33,692       166,352         1,972         6,443        36,141       210,476
                  ============  ============  ============  ============  ============  ============  ============  ============

                      FidVIPEI     FidVIPEIS     FidVIPEI2      FidVIPGr     FidVIPGrS     FidVIPGr2      FidVIPHI     FidVIPHIS
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
0.95% ..........  $          -       166,357        92,924             -       210,902        80,356             -       111,765
1.00% ..........             -       141,536        16,346             -       199,772        27,044             -        88,476
1.05% ..........             -        33,260         2,941             -        39,594         2,689             -        17,187
1.10% ..........             -        17,807        65,056             -         3,875        47,906             -         1,051
1.15% ..........             -           944        32,847             -         2,128        14,850             -           469
1.20% ..........             -           495         6,613             -         1,199         6,686             -           433
1.25% ..........             -           197        16,619             -           829         5,970             -            86
1.30% ..........        60,740           202         8,517        73,392           173         3,264        40,279            48
1.35% ..........             -           437         1,909             -            60         2,189             -             -
1.40% ..........       580,362         3,138       122,310       602,171         3,895        89,324       513,287         2,893
1.45% ..........        27,682         5,424        49,884        32,799        11,987        59,087        18,138         3,955
1.50% ..........        13,799           897         9,820        11,244           824         6,255         6,763         1,224
1.55% ..........             -         6,027        93,894             -           268        58,220             -             -
1.60% ..........             -            17        29,291             -           264        22,571             -             -

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued             FidVIPEI     FidVIPEIS     FidVIPEI2      FidVIPGr     FidVIPGrS     FidVIPGr2      FidVIPHI     FidVIPHIS
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
1.65% ..........             -            34         7,596             -           304         6,732             -             -
1.70% ..........             -             -        13,584             -           214        11,994             -             -
1.75% ..........             -           218        13,180             -             -         3,162             -             -
1.80% ..........             -             -         3,835             -             -         1,663             -             -
1.85% ..........             -             -         4,334             -             -         2,438             -             -
1.90% ..........             -             -         1,017             -             -         1,176             -             -
1.95% ..........             -             -         1,281             -             -            86             -             -
2.00% ..........             -             -        17,855             -             -         2,052             -             -
2.05% ..........             -             -         6,287             -             -         5,086             -             -
2.10% ..........             -             -            62             -             -             -             -             -
2.15% ..........             -             -         1,158             -             -           243             -             -
2.20% ..........             -             -           249             -             -             -             -             -
2.25% ..........             -             -           639             -             -         1,354             -             -
2.30% ..........             -             -            37             -             -            35             -             -
2.35% ..........             -             -           878             -             -            84             -             -
2.40% ..........             -             -             -             -             -             -             -             -
2.45% ..........             -             -            40             -             -            40             -             -
2.55% ..........             -             -            77             -             -             -             -             -
2.60% ..........             -             -            11             -             -             -             -             -
2.70% ..........             -             -             -             -             -             -             -             -
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Totals .....   $    682,583       376,990       621,091       719,606       476,288       462,556       578,467       227,587
                  ============  ============  ============  ============  ============  ============  ============  ============

                     FidVIPHI2    FidVIPMMkt      FidVIPOv     FidVIPOvS    FidVIPOvS2   FidVIPOvS2R    FidVIPOvSR     FidVIPVal
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
0.95% ..........  $     31,335        63,288             -        59,311        21,969         3,886         2,331         3,416
1.00% ..........        13,214        61,565             -        47,131         9,428           524         1,255         3,743
1.05% ..........         1,375        13,990             -         9,784           393             -           474            70
1.10% ..........        24,855         7,889             -         1,183         9,993           727           322             -
1.15% ..........        12,564         1,589             -           429         2,742           396             -             -
1.20% ..........         2,533         4,543             -           378         1,796           123             3             -
1.25% ..........         3,487           694             -           334           779           126             -             -
1.30% ..........         3,484        29,281        46,625            28         1,027            16            19             -
1.35% ..........         1,597             -             -             -           189            46             4             -
1.40% ..........        73,444       321,521       388,249         2,109        30,036         2,316           151             -
1.45% ..........        31,136        28,207        10,009         6,890        19,501         1,027           503             -
1.50% ..........         8,722         7,076         3,416           132         2,647             7             -             -
1.55% ..........        32,624        18,647             -           191        10,494           979             -             -
1.60% ..........        20,239         5,061             -           227         4,460           519             -             -
1.65% ..........         5,588           214             -             -         1,627            12             -             -
1.70% ..........         2,779         3,259             -           108           781           107             -             -
1.75% ..........         2,737         2,677             -             -         1,937            22             -             -
1.80% ..........         1,118            68             -             -           168           128             -             -
1.85% ..........         1,113           141             -             -            41             -             -             -
1.90% ..........            56             -             -             -           234             9             -             -
1.95% ..........           454           664             -             -           632             -             -             -
2.00% ..........         1,293             -             -             -           135             -             -             -
2.05% ..........             -             -             -             -             -             -             -             -
2.10% ..........            17             -             -             -            27            27             -             -
2.15% ..........             -             -             -             -           247             -             -             -
2.20% ..........             -             -             -             -             -             -             -             -
2.25% ..........            88             -             -             -            73             -             -             -
2.30% ..........           329             -             -             -           163            20             -             -
2.35% ..........             -             -             -             -             -             -             -             -
2.40% ..........             -             -             -             -             -             -             -             -
2.45% ..........             -             -             -             -             -             -             -             -
2.55% ..........             -             -             -             -             -             -             -             -
2.60% ..........             -             -             -             -             -             -             -             -
2.70% ..........             -             -             -             -             -             -             -             -
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Totals .....   $    276,181       570,374       448,299       128,235       121,519        11,017         5,062         7,229
                  ============  ============  ============  ============  ============  ============  ============  ============

                    FidVIPVal2    FidVIPAMGr   FidVIPAMGrS  FidVIPAMGrS2      FidVIPAM     FidVIPAMS     FidVIPAM2     FidVIPCon
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
0.95% ..........  $      2,138             -        20,848         5,249             -        38,696         8,461             -
1.00% ..........           425             -        19,210         1,004             -        25,630         6,235             -
1.05% ..........           225             -         3,092           243             -         8,210            54             -
1.10% ..........         1,598             -           325         2,441             -             -         4,894             -

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued           FidVIPVal2    FidVIPAMGr   FidVIPAMGrS  FidVIPAMGrS2      FidVIPAM     FidVIPAMS     FidVIPAM2     FidVIPCon
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
1.15% ..........         1,587             -             -           220             -             -         2,380             -
1.20% ..........           124             -           385           351             -           242           814             -
1.25% ..........           313             -            12           553             -           379         2,021             -
1.30% ..........             -         5,387             -           236         8,865             -           218       107,229
1.35% ..........           108             -             -            49             -             -             -             -
1.40% ..........         5,577        78,082           554         7,896       119,445           193        12,178       800,637
1.45% ..........         1,098         2,449            24        13,996         5,522         2,793        10,453        25,420
1.50% ..........         2,186         1,280            58           812         2,378            68         2,418         8,192
1.55% ..........         4,467             -             -         8,024             -             -         5,665             -
1.60% ..........           292             -             -         3,130             -             -         3,042             -
1.65% ..........           197             -            78           247             -             -           169             -
1.70% ..........            87             -             -            86             -             -         4,353             -
1.75% ..........             1             -             -            73             -             -         1,440             -
1.80% ..........            26             -             -             -             -             -             -             -
1.85% ..........            25             -             -            64             -             -            65             -
1.90% ..........             -             -             -             -             -             -             -             -
1.95% ..........             8             -             -             -             -             -            35             -
2.00% ..........             -             -             -            65             -             -             -             -
2.05% ..........             -             -             -             -             -             -            41             -
2.10% ..........             -             -             -             -             -             -             -             -
2.15% ..........             -             -             -             -             -             -             -             -
2.20% ..........             -             -             -             -             -             -             -             -
2.25% ..........             -             -             -             -             -             -             -             -
2.30% ..........             -             -             -             -             -             -             -             -
2.35% ..........             -             -             -             -             -             -             -             -
2.40% ..........             -             -             -             -             -             -             -             -
2.45% ..........             -             -             -             -             -             -             -             -
2.55% ..........             -             -             -             -             -             -             -             -
2.60% ..........             -             -             -             -             -             -             -             -
2.70% ..........             -             -             -             -             -             -             -             -
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Totals ......  $     20,482        87,198        44,586        44,739       136,210        76,211        64,936       941,478
                  ============  ============  ============  ============  ============  ============  ============  ============

                    FidVIPConS    FidVIPCon2    FidVIPI500    FidVIPIGBd   FidVIPAgGrS   FidVIPAgGr2     FidVIPBal    FidVIPBalS
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
0.95% ..........  $    209,925        79,490       213,422       153,906           951         5,166             -        84,253
1.00% ..........       188,411        30,414       157,474        99,655           771           367             -        72,294
1.05% ..........        40,554         3,726        34,067        34,255            42             -             -        15,857
1.10% ..........        13,140        45,449        25,272        28,557             -         2,800             -         1,353
1.15% ..........           951        21,365         4,212         8,007             -         2,548             -           732
1.20% ..........         1,356         9,028         7,594         2,423             -           500             -           167
1.25% ..........           265        12,972         2,205         3,017             -           278             -           199
1.30% ..........           176        11,652        68,679        43,995             -           817        76,117            59
1.35% ..........           180         2,401         1,503         1,342             -           153             -             -
1.40% ..........         4,160       106,514       526,866       467,318            70         9,942       647,197         1,610
1.45% ..........        12,578        58,319        66,973        50,056             -         1,738         5,475           960
1.50% ..........         1,139         9,861        14,563        17,139             -           135         2,217           351
1.55% ..........           895       122,788        36,263        28,141             -         7,154             -             -
1.60% ..........            95        33,266         3,804         5,242             -         4,409             -             -
1.65% ..........           288         6,882         2,921         1,584             -           410             -             -
1.70% ..........            60         9,338         2,865         6,855             -           918             -           119
1.75% ..........            84         9,824           140           435             -           252             -             -
1.80% ..........             -         8,872           305           432             -           329             -             -
1.85% ..........            47         5,065            23            97             -         1,081             -             -
1.90% ..........             -           501             -            15             -             -             -             -
1.95% ..........             -         1,650            55            80             -           408             -             -
2.00% ..........             -         9,102           128             -             -            51             -             -
2.05% ..........             -         2,902            41             -             -             -             -             -
2.10% ..........             -           891             -             -             -            48             -             -
2.15% ..........             -         1,820             -             -             -           437             -             -
2.20% ..........             -           951             -             -             -             -             -             -
2.25% ..........             -         3,138             -             -             -           823             -             -
2.30% ..........             -             -             -             -             -             -             -             -
2.35% ..........             -         1,268             -             -             -            84             -             -
2.40% ..........             -            67             -             -             -             -             -             -

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued           FidVIPConS    FidVIPCon2    FidVIPI500    FidVIPIGBd   FidVIPAgGrS   FidVIPAgGr2     FidVIPBal    FidVIPBalS
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
2.45% ..........             -             -             -             -             -             -             -             -
2.55% ..........             -             -             -             -             -             -             -             -
2.60% ..........             -            34             -             -             -             -             -             -
2.70% ..........             -            27             -             -             -             -             -             -
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Totals ......  $    474,304       609,577     1,169,375       952,551         1,834        40,848       731,006       177,954
                  ============  ============  ============  ============  ============  ============  ============  ============

                    FidVIPBal2  FidVIPDyCapS  FidVIPDyCap2    FidVIPGrIn   FidVIPGrInS   FidVIPGrIn2    FidVIPGrOp   FidVIPGrOpS
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
0.95% ..........  $     18,425         3,929         6,441             -       135,456        32,992             -       166,416
1.00% ..........        10,734           889         1,551             -       156,638        13,782             -       158,988
1.05% ..........         1,241           166           375             -        39,752         1,908             -        28,912
1.10% ..........         6,685             -         2,700             -         1,756        19,292             -         2,366
1.15% ..........         1,804             -         2,317             -           296         9,128             -         2,001
1.20% ..........           969             -           561             -           593         3,537             -           855
1.25% ..........         2,847             -           274             -           724         5,890             -           430
1.30% ..........            84             -            56        38,810            36         3,372       210,540           137
1.35% ..........         1,362             -            59             -             -           780             -             -
1.40% ..........        22,011            32        12,038       350,177         3,493        49,975     1,596,330         5,868
1.45% ..........        28,326           130         8,270        12,719         6,562        43,278        23,522         3,780
1.50% ..........         1,654             -           549         4,956           101         1,913        12,892           475
1.55% ..........        19,703             -         7,722             -             -        29,333             -           133
1.60% ..........         8,818             -         1,016             -             -         8,301             -             -
1.65% ..........         1,439             -           971             -             -         2,880             -            60
1.70% ..........           624             -         1,151             -           111         3,261             -           192
1.75% ..........           980             -         1,312             -             -         8,626             -             -
1.80% ..........           131             -           347             -             -         2,155             -             -
1.85% ..........             -             -           187             -             -           983             -             -
1.90% ..........           433             -           158             -             -         1,114             -             -
1.95% ..........           644             -             -             -             -           559             -             -
2.00% ..........           798             -             -             -             -           775             -             -
2.05% ..........             -             -            15             -             -         1,106             -             -
2.10% ..........             -             -           102             -             -            25             -             -
2.15% ..........             -             -           169             -             -           310             -             -
2.20% ..........             -             -             -             -             -             -             -             -
2.25% ..........             -             -           923             -             -           433             -             -
2.30% ..........             -             -             -             -             -             -             -             -
2.35% ..........             -             -           448             -             -           516             -             -
2.40% ..........             -             -             -             -             -             -             -             -
2.45% ..........             -             -             -             -             -            40             -             -
2.55% ..........             -             -             -             -             -             -             -             -
2.60% ..........             -             -             -             -             -            11             -             -
2.70% ..........             -             -             -             -             -             -             -             -
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Totals ......  $    129,712         5,146        49,712       406,662       345,518       246,275     1,843,284       370,613
                  ============  ============  ============  ============  ============  ============  ============  ============

                   FidVIPGrOp2    FidVIPMCap   FidVIPMCapS   FidVIPMCap2    FidVIPValS   FidVIPValS2   FrVIPRisDiv   FrVIPForSec
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
0.95% ..........  $     16,297             -        92,914        92,448           609        13,771         5,166           825
1.00% ..........        11,656             -        89,196        35,790             -         9,257             -             -
1.05% ..........           646             -        16,453         1,641             -         1,503             -            30
1.10% ..........         5,915             -         2,181        54,609         2,838         6,758        11,707         3,215
1.15% ..........         1,328             -           152        21,084           213         5,975            10             -
1.20% ..........         1,829             -           433         6,733             -           491           300            67
1.25% ..........           549             -           747         7,475            29         1,604             -             -
1.30% ..........           127        47,993            98         4,225             -         2,906            47             -
1.35% ..........           234             -             -         2,228             -           162           359           121
1.40% ..........        17,902             -         1,904       132,476            60        18,494         1,231           223
1.45% ..........        21,407             -        14,057        81,354             -         2,689             -             -
1.50% ..........         1,133             -           849         6,828             -         2,355            85             -
1.55% ..........         4,874             -           647       128,624             -         9,056         2,430           247
1.60% ..........         4,085             -           456        24,945             -         7,866             -             -
1.65% ..........           721             -           116         6,509             -         1,559            18             -
1.70% ..........         1,410             -           284         7,063             -         1,297             -             -
1.75% ..........             3             -             -         5,855             -           854            97             -
1.80% ..........            59             -             -         3,992             -         1,014             -             -
1.85% ..........             -             -            19         3,878             -         2,079             -             -
1.90% ..........             -             -             -         3,238             -           578             -             -

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued          FidVIPGrOp2    FidVIPMCap   FidVIPMCapS   FidVIPMCap2    FidVIPValS   FidVIPValS2   FrVIPRisDiv   FrVIPForSec
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
1.95% ..........           261             -             -           467             -            79             -             -
2.00% ..........             -             -             -         9,989             -           612             -             -
2.05% ..........             -             -             -         4,798             -         3,221             -             -
2.10% ..........             -             -             -           108             -            31             -             -
2.15% ..........             -             -             -         1,674             -           367             -             -
2.20% ..........             -             -             -           344             -           398             -             -
2.25% ..........           132             -             -         4,516             -         1,063             -             -
2.30% ..........             -             -             -           373             -            20             -             -
2.35% ..........             -             -             -             -             -             -             -             -
2.40% ..........             -             -             -            44             -            30             -             -
2.45% ..........             -             -             -            22             -             -             -             -
2.55% ..........             -             -             -             -             -             -             -             -
2.60% ..........             -             -             -             -             -             -             -             -
2.70% ..........             -             -             -             -             -             -             -             -
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Totals ......  $     90,568        47,993       220,506       653,330         3,749        96,089        21,450         4,728
                  ============  ============  ============  ============  ============  ============  ============  ============

                   GVITIntVal3  GVITDMidCapI  GVITDMidCap2  GVITEmMrkts2  GVITEmMrkts6     GVITGvtBd     GVITIDAgg     GVITIDCon
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
0.95% ..........  $          -         1,426        13,336         4,562           106        66,266        20,883        52,963
1.00% ..........             -             -         3,715         1,508           167        14,443         1,666         4,587
1.05% ..........             -             -           540           431            12         4,412           191         3,401
1.10% ..........            98         3,891         8,938         2,389           160        49,256        30,603        82,178
1.15% ..........             -           332         4,104           608           320        20,365         9,167        34,127
1.20% ..........             -            53           958           153            21         5,086         2,279        21,322
1.25% ..........             -           419           308           166             -         8,262         1,282        12,362
1.30% ..........             -             -         4,784           312             2         5,468        11,870        24,873
1.35% ..........             -           123         1,115             1             1           826           877         5,208
1.40% ..........             -           658        23,839         6,390           341        71,944        35,301        61,315
1.45% ..........             -             -         2,403           330           253         6,412        22,807         4,701
1.50% ..........             -           231            79           394             3         3,244         1,252         5,596
1.55% ..........           531         1,183         9,158         5,396           295        45,677         8,885        50,026
1.60% ..........             -            17         6,859         1,092           153        22,004        24,515        32,237
1.65% ..........             -             -           385           189             -        16,372         9,194        30,645
1.70% ..........             -             -           866           118            58         2,617         7,922         4,157
1.75% ..........             -           158         1,998            12             -         6,645         3,971        26,696
1.80% ..........             -             -           452           130             2         4,029         7,071         7,010
1.85% ..........             -             -           472           737           111         7,752           953         9,672
1.90% ..........             -             -           276            28             1         4,748         3,610             -
1.95% ..........             -             -             -             -             -            45             -           505
2.00% ..........             -             -           161         1,442            52        18,322         2,481           552
2.05% ..........             -             -           898           243            11           772        10,963         2,965
2.10% ..........             -             -           187            51            27           131           112           146
2.15% ..........             -             -           241             -             -             -           376         1,276
2.20% ..........             -             -             -             -             -             -         1,123           323
2.25% ..........             -             -         1,540           107             -           991         3,375           513
2.30% ..........             -             -           514           303             -         1,475            70           756
2.35% ..........             -             -            16             -             -            58           384             -
2.40% ..........             -             -             -             -             -             -            89             -
2.45% ..........             -             -            21             -             -             -            81            36
2.55% ..........             -             -             -             -             -             -             -             -
2.60% ..........             -             -             -             -             -             -             -             -
2.70% ..........             -             -             -             -             -             -             -             -
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Totals ......  $        629         8,491        88,163        27,092         2,096       387,622       223,353       480,148
                  ============  ============  ============  ============  ============  ============  ============  ============

                     GVITIDMod  GVITIDModAgg  GVITIDModCon   GVITIntVal6     GVITMyMkt  GVITSmCapGr2  GVITSmCapVal GVITSmCapVal2
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
0.95% ..........  $    169,402        90,937        63,349         1,060        47,989         8,921           340        15,548
1.00% ..........        20,345         7,003         6,442           337        18,430         5,219             -         7,710
1.05% ..........         4,377           676         2,563            58         8,564           206             -         3,732
1.10% ..........       238,925        64,293       106,890           152        26,862         5,285         4,369         5,235
1.15% ..........       135,686        32,849        66,662           216         6,228         1,500             -         2,235
1.20% ..........        67,851        12,982         7,539             -         3,474           454            44           853
1.25% ..........        40,867        32,159        21,415             -         2,636         1,627             -         1,178
1.30% ..........        79,746        15,474        37,385            53         2,084           397             -           835
1.35% ..........         7,311         5,715         4,130             5         1,237            94             -           289
1.40% ..........       297,331       151,852        84,504           787        64,713         8,231           597        14,718

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued            GVITIDMod  GVITIDModAgg  GVITIDModCon   GVITIntVal6     GVITMyMkt  GVITSmCapGr2  GVITSmCapVal GVITSmCapVal2
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
1.45% ..........        49,082        32,698        17,827            13        16,930           584             -         1,495
1.50% ..........         7,692         3,925         6,518             -         2,219         1,220             -           916
1.55% ..........       158,566        55,649        86,347           322        57,708         4,239           466         9,546
1.60% ..........       186,712        66,442        65,510           829        37,274         2,443             -         5,395
1.65% ..........        53,839        29,046        17,794             7         5,211           217            82           981
1.70% ..........        29,065        18,289         6,686             -         2,047           211             -           276
1.75% ..........        35,314        12,268        18,193             5         3,174           400            63         3,662
1.80% ..........        30,167         3,579         3,122            60         1,956           102             -           553
1.85% ..........        23,039         3,858         3,579             -         5,956         1,560             -         2,693
1.90% ..........         6,891         3,452         1,014             1            38            15             -            33
1.95% ..........         4,511         1,811           862             -            42            73             -            85
2.00% ..........        11,366         3,620         1,797             -         6,212           110             -        15,547
2.05% ..........        13,236         5,192         5,722             -           669             -             -             3
2.10% ..........           901        11,732             -             -         1,413            11             -             5
2.15% ..........         5,121        16,302         1,397             -             -           273             -           922
2.20% ..........           584         4,282         1,393             -             -             -             -           348
2.25% ..........         3,615           603           253             -            47            88             -           103
2.30% ..........         2,821         1,398            47             -             -           349             -           359
2.35% ..........         2,133           798            44             -             -             -             -             -
2.40% ..........           198           803             -             -             -             -             -             -
2.45% ..........            43            10           158             -            11            20             -             -
2.55% ..........           144             -             -             -             -             -             -             -
2.60% ..........             -             -             -             -             -             -             -             -
2.70% ..........             -             -             -             -             -             -             -             -
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Totals ......  $  1,686,881       689,697       639,142         3,905       323,124        43,849         5,961        95,255
                  ============  ============  ============  ============  ============  ============  ============  ============

                    GVITSmComp   GVITSmComp2    JanRMgCore   MFSInvGrStS  MFSMidCapGrS   MFSNewDiscS       MFSValS    NBAMSocRes
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
0.95% ..........  $      1,913        13,708           465         7,741        12,062         7,800         8,227            11
1.00% ..........             -         4,173           162         1,558         2,426           864         4,852             -
1.05% ..........             -         1,631             -         1,267           300           158           516             -
1.10% ..........         2,862         7,838            22         5,469         8,913         7,349         7,028             -
1.15% ..........             -         3,720             9         7,704         3,464         6,406         6,567             1
1.20% ..........             -           769           492           370           935           225           935             -
1.25% ..........             -           453             -         1,853         1,100           629         1,464             -
1.30% ..........             -           484           422         3,382         5,589         2,039         3,233             -
1.35% ..........            29           213            23           209           394           318           337             -
1.40% ..........           224        12,774           541         6,310        20,804        16,322        16,516             -
1.45% ..........             -         2,966           123         1,182         2,502           490           973            14
1.50% ..........            59             3            47           252           489           426           659             -
1.55% ..........         2,360         7,761           580         5,176        13,065         5,137        10,951             -
1.60% ..........             -         6,651           336         3,010         9,025         4,504         9,974             3
1.65% ..........             6           419           236         2,559         2,248           277         1,565             -
1.70% ..........             -           374            49         2,658         2,228         1,172         2,064             -
1.75% ..........            41           301            33         1,568         2,865         1,077         4,811             -
1.80% ..........             -         1,095            52         3,798         3,843            49           272             -
1.85% ..........             -           469            21         3,168         3,211           994         2,678             1
1.90% ..........             -             -             9           618           866             -           258             -
1.95% ..........             -           400             -           222           767             -           437             -
2.00% ..........             -         1,799             -            33         1,638         2,312           457             -
2.05% ..........             -         2,221           107           686           832         1,623           203             2
2.10% ..........             -             -            27           338           804             -           927             -
2.15% ..........             -             -           599         1,730           388             -           209             -
2.20% ..........             -             -             -           678           446             -           355             -
2.25% ..........             -             -           268           216         1,297             -            90             -
2.30% ..........             -             -            20           641           189             -             -             -
2.35% ..........             -             -             -         4,780           488             -             -             -
2.40% ..........             -             -             -           393             -             -             -             -
2.45% ..........             -             -             -            40            20            20             -             -
2.55% ..........             -             -             -             1             -             -             -             -
2.60% ..........             -             -             -           238             -             -             -             -
2.70% ..........             -             -             -             -             -            28             -             -
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Totals ......  $      7,494        70,222         4,643        69,848       103,198        60,219        86,558            32
                  ============  ============  ============  ============  ============  ============  ============  ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

                     OppCapApS     OppGlSec3     OppGlSec4      OppGlSec     OppGlSecS    OppHighInc    OppMSFundS    OppMSSmCap
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
0.95% ..........  $     26,923           126         2,830         2,966        16,797         3,317        29,060         2,594
1.00% ..........         2,202             -           848             -         9,524             -         3,950             -
1.05% ..........           135             -           128             -           795             -           222            59
1.10% ..........        26,924           531         1,569         3,148        15,122        13,471        24,121         3,455
1.15% ..........        13,727             -         3,275             -        11,705           700        14,153            20
1.20% ..........         2,531             1           138             9         1,038            27         4,059           140
1.25% ..........         3,747             -           734             -         4,718            35         3,928             -
1.30% ..........         7,405             -         1,362             -         2,197             -         6,118             -
1.35% ..........         1,085            50           188            11           300           195         1,205            16
1.40% ..........        42,099            60         3,783            86        30,937         1,052        43,991           541
1.45% ..........         4,840             -           708             -         1,856             -         5,489             -
1.50% ..........         2,849           112             7            69         1,334            55         2,179             -
1.55% ..........        28,993             -         1,998           785        15,042           202        33,777           422
1.60% ..........        15,890             -         2,206             -         9,336             -        14,118             -
1.65% ..........         3,825             -           379             -         1,486            35         2,890            81
1.70% ..........         2,001             -           151             -         2,031             -         6,338             -
1.75% ..........         4,501           107           388           106         1,811            42         3,639             -
1.80% ..........         4,345             -           186             -         2,164             -           878             -
1.85% ..........         3,981             -           760             -         5,303             -         6,851             -
1.90% ..........         1,648             -             -             -             5             -         2,644             -
1.95% ..........           946             -            22             -         1,212             -            17             -
2.00% ..........        16,142             -           727             -         1,874             -           267             -
2.05% ..........         4,242             -           430             -           934             -         1,576             -
2.10% ..........           483             -           398             -           951             -           443             -
2.15% ..........         1,382             -             -             -             -             -           334             -
2.20% ..........         1,089             -           124             -           426             -             -             -
2.25% ..........           626             -             1             -             -             -           649             -
2.30% ..........           454             -             -             -             -             -             -             -
2.35% ..........         2,836             -             -             -             -             -             -             -
2.40% ..........           259             -             -             -             -             -             -             -
2.45% ..........            39             -            12             -             9             -            41             -
2.55% ..........            85             -             -             -             -             -             -             -
2.60% ..........            32             -             -             -             -             -             -             -
2.70% ..........            25             -             -             -             -             -             -             -
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Totals ......  $    228,291           987        23,352         7,180       138,907        19,131       212,937         7,328
                  ============  ============  ============  ============  ============  ============  ============  ============

                   OppStratBdS     PVTGroInc      PVTIntEq   PVTSmCapVal      PVTVoyII   STICVTCapAp   STICVTGrInc     STICVTInt
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
0.95% ..........  $     32,072           779           720           772         1,664           741           474             9
1.00% ..........         5,940           774           985             -           291             -             -             -
1.05% ..........         2,016             -             -             -             -             -             -             -
1.10% ..........        23,799           649         2,467         2,712         3,628             1             -           138
1.15% ..........        10,114           410             6             -             -             -           355             -
1.20% ..........         1,555            82             -            19            70             -             -             -
1.25% ..........         2,411             -             -             -            30             -             -             -
1.30% ..........         5,776         3,099             1             -           568             -             -             -
1.35% ..........           897             1            45           142            61             -             -             -
1.40% ..........        58,697         1,357         1,017           369           744             -             -             -
1.45% ..........         6,087            65             -             -         1,107         1,112           134             -
1.50% ..........         6,198             -             -            89           675            73             -             -
1.55% ..........        26,619            21           220             -           635             -             -             -
1.60% ..........        12,976             -             -             -           156         1,185             -             -
1.65% ..........         4,609            55             -             -             -            87             -             -
1.70% ..........         1,295            14           209             -            85             -             -             -
1.75% ..........         5,701            95             -             -            82             -             -             -
1.80% ..........         3,139           131             -             -             -           301           213             -
1.85% ..........         9,410             -             -             -            10            77             -             -
1.90% ..........           609             -             -             -           254             -             -             -
1.95% ..........             1             -             -             -             -             -             -             -
2.00% ..........            11             -             -             -             -             -             -             -
2.05% ..........         1,318             -             -             -           456             -             -             -
2.10% ..........            63            27             -             -             -             -             -             -
2.15% ..........           145            27             -             -             -             -             -             -
2.20% ..........            42             -             -             -             -             -             -             -
2.25% ..........             4             -             -             -           186             -             -             -
2.30% ..........             -             -             -             -             -             -             -             -

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued          OppStratBdS     PVTGroInc      PVTIntEq   PVTSmCapVal      PVTVoyII   STICVTCapAp   STICVTGrInc     STICVTInt
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
2.35% ..........             -             -             -             -             -             -             -             -
2.40% ..........             -             -             -             -             -             -             -             -
2.45% ..........             -             -             -             -             -             -             -             -
2.55% ..........             -             -             -             -             -             -             -             -
2.60% ..........             -             -             -             -             -             -             -             -
2.70% ..........             -             -             -             -             -             -             -             -
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Totals ......  $    221,504         7,586         5,670         4,103        10,702         3,577         1,176           147
                  ============  ============  ============  ============  ============  ============  ============  ============

                 STICVTIntGrBd  STICVTMidCap STICVTSmCapVal STICVTValInc        VKCom2       VKEmGr2    VKCorPlus2  VKUSRealEst2
                 -------------  ------------ -------------- ------------  ------------  ------------  ------------  ------------
0.95% ..........  $          -           410            29           505        30,366         5,648         2,952         3,257
1.00% ..........             -             -             -             -         8,633         1,512           279         1,924
1.05% ..........             -             -             -             -         2,282           215             -           725
1.10% ..........             -             -            20           136        22,521         5,972           421         1,162
1.15% ..........             -             -           153           440        13,970         6,443         1,509         1,410
1.20% ..........             -             -             -             -         2,239         1,396             1           366
1.25% ..........             -             -             -             -         7,136         2,954            51           308
1.30% ..........             -            11             -             -         8,157         3,028           265           766
1.35% ..........             -             -             -             -           392           109             -            73
1.40% ..........             -             -           319             -        46,170        20,038           760         6,615
1.45% ..........             -           821             -           735         6,060         1,499           418           442
1.50% ..........             -             -             -            78         6,025         4,453             5           500
1.55% ..........            71             -             -             -        27,399         4,809           545         5,485
1.60% ..........             -           604             -           808        12,170         4,079         1,249         1,091
1.65% ..........             -            45             -            75         6,827         3,320            62           164
1.70% ..........             -             -             -             -         4,500         1,558             6            41
1.75% ..........             -             -             -             -         8,236         4,516            87           522
1.80% ..........             -           209             -           227         4,671         3,273             -           661
1.85% ..........             -            40             -            54         5,506         3,903           413           688
1.90% ..........             -             -             -           317           220           642             -            91
1.95% ..........             -             -             -             -           504             -             -             -
2.00% ..........             -             -             -             -            62           106             -             -
2.05% ..........             -             -             -             -         1,290         1,281           283             -
2.10% ..........             -             -             -             -           559           355             8            37
2.15% ..........             -             -             -             -         1,124             -            93             -
2.20% ..........             -             -             -             -           545           442             -           189
2.25% ..........             -             -             -             -             4         1,282             -            92
2.30% ..........             -             -             -             -             -           137             -            21
2.35% ..........             -             -             -             -           197             -             -             -
2.40% ..........             -             -             -             -             -             -             -             -
2.45% ..........             -             -             -             -            20            40             -             -
2.55% ..........             -             -             -             -             -             -             -             -
2.60% ..........             -             -             -             -             -             -             -             -
2.70% ..........             -             -             -             -             -             -             -             -
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Totals ......  $         71         2,140           521         3,375       227,785        83,010         9,407        26,630
                  ============  ============  ============  ============  ============  ============  ============  ============

                   VISLgCapGr2  VISLgCapVal2     VISModGr2
                  ------------  ------------  ------------
0.95% ..........  $      6,895         4,560        69,878
1.00% ..........             -             -             -
1.05% ..........             -             -           592
1.10% ..........        12,301        15,425       159,076
1.15% ..........             -           354        14,778
1.20% ..........           138           259         7,276
1.25% ..........             -            36         4,484
1.30% ..........             -             -         2,151
1.35% ..........           209           342         4,015
1.40% ..........         2,834         2,765        24,365
1.45% ..........             -             -             -
1.50% ..........             -           431         3,119
1.55% ..........         2,868         6,003        44,526
1.60% ..........             -             -         3,475
1.65% ..........             4            74           708
1.70% ..........             -             -            76
1.75% ..........             -             -           173
1.80% ..........             -             -           910

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued          VISLgCapGr2  VISLgCapVal2     VISModGr2
                  ------------  ------------  ------------
1.85% ..........             -             -            98
1.90% ..........             -             -             -
1.95% ..........             -             -             -
2.00% ..........             -             -             -
2.05% ..........             -             -             -
2.10% ..........             -             -             -
2.15% ..........             -             -             -
2.20% ..........             -             -             -
2.25% ..........             -             -             -
2.30% ..........             -             -             -
2.35% ..........             -             -             -
2.40% ..........             -             -             -
2.45% ..........             -             -             -
2.55% ..........             -             -             -
2.60% ..........             -             -             -
2.70% ..........             -             -             -
                  ------------  ------------  ------------
   Totals ......  $     25,249        30,249       339,700
                  ============  ============  ============

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2004 and 2003, total transfers to the Account from the fixed account were $73,682,684 and $188,167,470, respectively, and total transfers from the Account to the fixed account were $13,331,778 and $26,375,821, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For contracts with the Extra Value option, the Company contributed $529,769 and $1,348,630 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

     For guaranteed minimum death benefits, the Company contributed $1,486,353 and $3,370,173 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2004. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income          Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**        Return***
                              --------------   ---------   ----------------   --------------  ----------   ------------------
AIM VIF - Basic Value Fund - Series II Shares
  2004 ..................     0.95% to 2.60%   1,498,502   $ 11.44 to 10.90   $   16,966,976       0.00%     9.79% to   8.05%
  2003 ..................     0.95% to 2.70%   1,352,155     10.42 to 10.07       13,999,545       0.00%    32.03% to  29.67%
  2002 ..................     0.95% to 2.25%     800,468      7.77 to  7.89        6,302,001       0.00%   -22.33% to -21.06% (a)(b)
AIM VIF - Capital Appreciation Fund - Series II Shares
  2004 ..................     0.95% to 2.60%     330,900     10.34 to  9.85        3,375,836       0.00%     5.32% to   3.63%
  2003 ..................     0.95% to 2.35%     316,154      9.82 to  9.55        3,077,512       0.00%    27.96% to  26.12%
  2002 ..................     0.95% to 1.85%      91,797      7.60 to  7.67          701,623       0.00%   -24.03% to -23.27% (a)(b)
AIM VIF - Capital Development Fund - Series I Shares
  2004 ..................     0.95% to 1.40%      16,085     11.95 to 11.81          191,366       0.00%    14.40% to  13.98%
  2003 ..................     0.95% to 1.40%      10,904     10.44 to 10.36          113,560       0.00%    34.07% to  33.45%
  2002 ..................          1.10%           2,639          7.78                20,535       0.00%        -22.18%       (a)(b)
AIM VIF - Capital Development Fund - Series II Shares
  2004 ..................     0.95% to 1.80%       7,100     11.08 to 14.52           83,456       0.00%    10.78% to  10.19% (a)(b)
AIM VIF - International Growth Fund - Series II Shares
  2004 ..................     0.95% to 2.30%     128,816     13.32 to 12.81        1,704,214       0.47%    22.53% to  20.98%
  2003 ..................     0.95% to 2.30%     148,422     10.87 to 10.59        1,605,977       0.40%    27.38% to  25.62%
  2002 ..................     0.95% to 1.85%      99,782      8.47 to  8.54          849,893       1.25%   -15.34% to -14.64% (a)(b)
AIM VIF - Mid Cap Core Equity Fund - Series I Shares
  2004 ..................     0.95% to 1.75%      59,558     12.23 to 11.98          725,829       0.17%    12.74% to  11.92%
  2003 ..................     0.95% to 1.75%      46,999     10.85 to 10.70          508,621       0.00%    26.11% to  25.09%
  2002 ..................     0.95% to 1.35%      18,668      8.58 to  8.60          160,441       0.00%   -14.20% to -14.00% (a)(b)
AIM VIF - Premier Equity Fund - Series I Shares
  2004 ..................     0.95% to 1.55%      49,381     10.65 to  8.88          517,581       0.54%     4.77% to   4.19%
  2003 ..................     0.95% to 1.75%      35,260     10.17 to  8.48          349,853       0.39%    23.89% to  22.85%
  2002 ..................     0.95% to 1.20%      10,318      8.20 to  8.21           84,658       0.85%   -18.04% to -17.92% (a)(b)
AIM VIF - Premier Equity Fund - Series II Shares
  2004 ..................     0.95% to 2.35%     227,049      9.51 to  9.13        2,135,771       0.33%     4.49% to   3.07%
  2003 ..................     0.95% to 2.35%     204,961      9.11 to  8.86        1,852,060       0.30%    23.64% to  21.85%
  2002 ..................     0.95% to 1.85%     104,098      7.30 to  7.36          763,969       0.73%   -27.00% to -26.35% (a)(b)
Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class  B
  2004 ..................     0.95% to 2.40%     878,709     11.63 to 11.15       10,112,127       0.76%    10.17% to   8.64%
  2003 ..................     0.95% to 2.70%     742,495     10.56 to 10.21        7,788,932       0.82%    30.93% to  28.61%
  2002 ..................     0.95% to 2.25%     256,388      7.93 to  8.06        2,062,156       0.42%   -20.65% to -19.36% (a)(b)
Alliance VPSF - AllianceBernstein International Value Portfolio - Class B
  2004 ..................     0.95% to 2.40%     380,692     16.64 to 15.97        6,281,818       0.46%    23.70% to  22.03%
  2003 ..................     0.95% to 2.45%     465,461     13.45 to 13.07        6,221,573       0.34%    42.58% to  40.47%
  2002 ..................     0.95% to 2.00%     189,416      9.31 to  9.43        1,781,711       0.07%    -6.92% to  -5.67% (a)(b)
Alliance VPSF - AllianceBernstein Premier Growth Portfolio - Class B
  2004 ..................     0.95% to 2.40%     318,337      9.76 to  9.35        3,071,305       0.00%     7.32% to   5.80%
  2003 ..................     0.95% to 2.30%     309,330      9.09 to  8.85        2,794,786       0.00%    22.20% to  20.49%
  2002 ..................     0.95% to 1.75%     106,973      7.39 to  7.44          793,895       0.00%   -26.11% to -25.58% (a)(b)
Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class  B
  2004 ..................     0.95% to 2.40%     898,836     14.94 to 14.33       13,302,384       0.08%    17.94% to 16.34%
  2003 ..................     0.95% to 2.40%     859,724     12.66 to 12.32       10,816,970       0.49%    39.55% to 37.54%
  2002 ..................     0.95% to 2.00%     504,456      8.96 to  9.07        4,565,109       0.20%   -10.44% to -9.26%  (a)(b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income          Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**        Return***
                              --------------   ---------   ----------------   --------------  ----------   ------------------
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
  2004 ..................     0.95% to 1.75%      70,029   $ 13.53 to 12.30   $      938,233       0.46%    20.73% to  19.88%
  2003 ..................     0.95% to 1.75%      45,605     11.21 to 10.26          507,629       0.26%    36.47% to  35.35%
  2002 ..................     0.95% to 1.35%      13,134      8.19 to  8.21          107,755       0.29%   -18.08% to -17.89% (a)(b)
Dreyfus Socially Responsible Growth Fund, Inc., The
  2004 ..................     0.95% to 1.55%      43,895     10.46 to  7.76          424,838       0.48%     5.20% to   4.63%
  2003 ..................     0.95% to 1.55%      29,343      9.94 to  7.41          260,457       0.17%    24.81% to  24.00%
  2002 ..................     1.10% to 1.25%       5,844      7.95 to  7.96           46,504       0.52%   -20.49% to -20.42% (a)(b)
Dreyfus Stock Index Fund, Inc. - Initial Shares
  2004 ..................     0.95% to 1.60%     174,082     11.81 to  9.56        1,983,446       1.98%     9.59% to   8.95%
  2003 ..................     0.95% to 1.55%     129,158     10.78 to  8.79        1,343,041       1.59%    27.15% to  26.36%
  2002 ..................     0.95% to 1.50%      31,338      6.96 to  8.48          263,921       1.03%   -15.56% to -15.21% (a)(b)
Dreyfus Stock Index Fund, Inc. - Service Shares
  2004 ..................     0.95% to 2.35%     363,953     13.29 to 13.02        4,817,048       1.78%     9.30% to   7.84%
  2003 ..................     0.95% to 2.35%     159,827     12.16 to 12.08        1,941,207       0.84%    21.60% to  20.50% (a)(b)
Federated IS - American Leaders Fund II - Service Shares
  2004 ..................     0.95% to 2.25%     242,829     11.07 to 10.68        2,663,199       1.28%     8.46% to   7.12%
  2003 ..................     0.95% to 2.70%     203,311     10.20 to  9.90        2,062,876       0.47%    26.11% to  23.86%
  2002 ..................     0.95% to 2.25%      27,004      7.99 to  8.09          217,899       0.00%   -20.09% to -19.09% (a)(b)
Federated IS - Capital Appreciation Fund II - Service Shares
  2004 ..................     0.95% to 2.30%     266,015     10.63 to 10.25        2,800,440       0.46%     6.09% to   4.71%
  2003 ..................     0.95% to 2.25%     231,866     10.02 to  9.80        2,309,010       0.19%    22.70% to  21.07%
  2002 ..................     0.95% to 1.75%      33,487      8.11 to  8.17          272,762       0.00%   -18.87% to -18.33% (a)(b)
Federated IS - High Income Bond Fund II - Service Shares
  2004 ..................     0.95% to 2.10%   1,065,920     13.11 to 12.69       13,837,890       6.77%     9.11% to   7.91%
  2003 ..................     0.95% to 2.10%     989,694     12.02 to 11.76       11,817,284       5.07%    20.64% to  19.30%
  2002 ..................     0.95% to 1.85%     317,116      9.84 to  9.96        3,151,615       0.26%    -1.58% to  -0.39% (a)(b)
Federated IS - International Equity Fund II
  2004 ..................     0.95% to 1.40%      18,034     11.45 to 11.31          205,713       0.00%    12.98% to  12.57%
  2003 ..................     0.95% to 1.40%      14,585     10.13 to 10.05          147,361       0.00%    30.60% to  29.96%
  2002 ..................     0.95% to 1.10%       2,956      7.75 to  7.76           22,912       0.00%   -22.50% to -22.44% (a)(b)
Federated IS - Mid Cap Growth Strategies Fund II
  2004 ..................     0.95% to 1.65%      56,524     12.92 to 12.69          726,618       0.00%    14.33% to  13.63%
  2003 ..................     0.95% to 1.65%      34,404     11.30 to 11.17          387,498       0.00%    38.75% to  37.78%
  2002 ..................     0.95% to 1.35%      14,512      8.12 to  8.14          118,081       0.00%   -18.78% to -18.59% (a)(b)
Federated IS - Quality Bond Fund II - Primary Shares
  2004 ..................     0.95% to 1.65%     301,028     11.28 to 11.70        3,406,732       3.89%     2.64% to   1.93%
  2003 ..................     0.95% to 1.65%     229,888     10.99 to 11.47        2,540,248       2.81%     3.65% to   2.96%
  2002 ..................     0.95% to 1.40%      68,180     10.58 to 11.19          726,707       0.00%     5.71% to   6.06% (a)(b)
Federated IS - Quality Bond Fund II - Service Shares
  2004 ..................     0.95% to 2.20%   1,438,086     11.34 to 10.97       16,160,311       4.05%     2.34% to   1.06%
  2003 ..................     0.95% to 2.15%   1,371,824     11.08 to 10.87       15,115,571       2.60%     3.45% to   2.23%
  2002 ..................     0.95% to 1.85%     317,535     10.63 to 10.71        3,395,118       0.00%     6.29% to   7.14% (a)(b)
Fidelity/(R)/ VIP - Equity-Income Portfolio - Initial Class
  2004 ..................     1.30% to 1.50%   2,896,630     16.51 to 13.73       46,980,762       1.62%    10.08% to   9.86%
  2003 ..................     1.30% to 1.50%   3,424,309     15.00 to 12.49       50,582,699       1.77%    28.64% to  28.38%
  2002 ..................     1.30% to 1.50%   3,956,126      9.73 to 11.66       45,514,268       1.88%   -18.19% to -18.03%
  2001 ..................     1.30% to 1.50%   4,706,557     11.90 to 14.23       66,148,100       1.65%    -6.39% to  -6.20%
  2000 ..................     1.30% to 1.50%   4,407,750     12.71 to 15.17       65,993,923       1.69%     6.80% to   7.02%
Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class
  2004 ..................     0.95% to 1.75%   2,974,661     13.36 to 11.85       39,071,642       1.43%    10.32% to   9.53%
  2003 ..................     0.95% to 1.75%   3,113,981     12.11 to 10.82       37,200,996       1.62%    28.98% to  27.93%
  2002 ..................     0.95% to 1.50%   3,205,774      7.60 to  9.39       29,863,633       1.78%   -18.33% to -17.79%
  2001 ..................     0.95% to 1.50%   3,845,772      9.30 to 11.42       43,655,784       1.63%    -6.52% to  -6.00%
  2000 ..................     0.95% to 1.50%   3,865,570      9.95 to 12.15       46,684,613       1.55%     6.69% to  10.72% (b)
Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class 2
  2004 ..................     0.95% to 2.60%   4,658,436     11.89 to 10.06       52,594,896       1.33%    10.18% to   8.43%
  2003 ..................     0.95% to 2.55%   4,300,709     10.79 to  9.30       44,282,602       1.31%    28.79% to  26.70%
  2002 ..................     0.95% to 2.05%   3,060,579      7.41 to  8.38       24,567,597       1.55%   -19.10% to -17.94%
  2001 ..................     0.95% to 2.05%   2,498,838      9.17 to 10.21       24,470,749       0.88%    -7.36% to  -6.13%
  2000 ..................     0.95% to 1.80%     716,904      9.96 to 10.87        7,518,035       0.00%     8.06% to   8.74% (a)(b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income          Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**        Return***
                              --------------   ---------   ----------------   --------------  ----------   ------------------
Fidelity/(R)/ VIP - Growth Portfolio - Initial Class
  2004 ..................     1.30% to 1.50%   3,223,167   $ 14.31 to 12.17   $   45,294,082       0.29%     2.03% to   1.83%
  2003 ..................     1.30% to 1.50%   4,218,568     14.02 to 11.95       58,271,608       0.27%    31.12% to  30.86%
  2002 ..................     1.30% to 1.50%   4,940,777      9.13 to 10.69       52,151,808       0.27%   -31.16% to -31.02%
  2001 ..................     1.30% to 1.50%   6,886,634     13.26 to 15.50      105,582,045       0.08%   -18.89% to -18.73%
  2000 ..................     1.30% to 1.50%   8,772,882     16.35 to 19.07      165,334,903       0.11%   -12.31% to -12.13%
Fidelity/(R)/ VIP - Growth Portfolio - Service Class
  2004 ..................     0.95% to 1.70%   3,820,516     12.04 to  8.34       45,077,084       0.17%     2.28% to   1.57%
  2003 ..................     0.95% to 1.70%   4,386,812     11.77 to  8.21       50,646,486       0.19%    31.52% to  30.48%
  2002 ..................     0.95% to 1.65%   4,896,367      5.99 to  8.95       43,021,685       0.15%   -31.48% to -30.86%
  2001 ..................     0.95% to 1.65%   6,382,836     8.72 to  12.95       81,083,471       0.00%   -19.26% to -18.51%
  2000 ..................     0.95% to 1.65%   7,210,692     10.78 to 15.89      112,509,474       0.09%   -13.87% to -11.91% (a)
Fidelity/(R)/ VIP - Growth Portfolio - Service Class 2
  2004 ..................     0.95% to 2.45%   5,106,094      6.39 to  7.52       35,419,888       0.13%     2.14% to   0.66%
  2003 ..................     0.95% to 2.45%   5,503,924      6.25 to  7.47       37,423,355       0.11%    31.28% to  29.25%
  2002 ..................     0.95% to 2.05%   5,078,891      4.62 to  6.01       26,394,901       0.15%   -32.10% to -30.96%
  2001 ..................     0.95% to 2.05%   5,230,827      6.77 to  8.76       39,867,391       0.06%   -19.85% to -18.65%
  2000 ..................     0.95% to 1.95%   2,836,389      8.42 to 10.84       26,677,487       0.00%   -15.78% to -15.21% (a)(b)
Fidelity/(R)/ VIP - High Income Portfolio - Initial Class
  2004 ..................     1.30% to 1.50%   3,630,254     11.07 to  9.31       39,524,939       8.08%     8.17% to   7.95%
  2003 ..................     1.30% to 1.50%   4,594,500     10.23 to  8.62       46,434,695       6.96%    25.61% to  25.36%
  2002 ..................     1.30% to 1.50%   5,320,080      6.88 to  8.15       42,857,955      11.06%     1.89% to   2.10%
  2001 ..................     1.30% to 1.50%   6,430,955      6.75 to  7.98       50,812,539      14.87%   -13.06% to -12.89%
  2000 ..................     1.30% to 1.50%   8,816,840      7.76 to  9.16       80,112,970       7.92%   -23.63% to -23.48%
Fidelity/(R)/ VIP - High Income Portfolio - Service Class
  2004 ..................     0.95% to 1.50%   2,423,282      9.24 to  9.57       22,349,842       8.19%     8.43% to   7.89%
  2003 ..................     0.95% to 1.50%   2,810,258      8.52 to  8.18       23,909,014       7.08%    25.76% to  25.07%
  2002 ..................     0.95% to 1.50%   2,867,219      6.54 to  7.12       19,402,091      11.30%     2.02% to   2.63%
  2001 ..................     0.95% to 1.50%   3,557,526      6.41 to  6.97       23,468,385      13.90%   -13.33% to -12.74%
  2000 ..................     0.95% to 1.50%   3,992,582      7.38 to  8.03       30,190,276       7.70%   -23.77% to -22.41% (b)
Fidelity/(R)/ VIP - High Income Portfolio - Service Class 2
  2004 ..................     0.95% to 2.30%   2,341,459      9.77 to  8.38       21,685,188       7.89%     8.34% to   6.93%
  2003 ..................     0.95% to 2.25%   2,404,278      9.02 to  7.85       20,602,230       5.22%    25.55% to  23.99%
  2002 ..................     0.95% to 1.85%   1,469,078      6.33 to  7.18       10,042,551      10.25%     0.93% to   2.32%
  2001 ..................     0.95% to 1.85%   1,355,213      6.28 to  7.02        9,074,924       9.49%   -14.03% to -12.77%
  2000 ..................     0.95% to 1.65%     551,199      7.36 to  8.05        4,280,997       0.00%   -20.02% to -19.53% (a)(b)
Fidelity/(R)/ VIP - Money Market Portfolio - Initial Class
  2004 ..................     0.95% to 1.95%   3,218,350     11.90 to 10.80       38,382,444       1.14%     0.25% to  -0.76%
  2003 ..................     0.95% to 1.95%   4,532,670     11.87 to 10.88       54,093,344       1.01%     0.04% to  -0.96%
  2002 ..................     0.95% to 1.75%   7,161,135     10.92 to 12.26       85,645,681       1.71%    -0.28% to   0.73%
  2001 ..................     0.95% to 1.75%   9,148,479     10.93 to 12.21      109,227,617       4.01%     2.13% to   3.15%
  2000 ..................     0.95% to 1.65%   5,501,161     10.70 to 11.88       64,255,177       5.79%     4.56% to   5.33%
Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class
  2004 ..................     1.30% to 1.50%   2,254,225     14.08 to 11.85       31,347,848       1.21%    12.16% to  11.93%
  2003 ..................     1.30% to 1.50%   2,717,889     12.55 to 10.59       33,779,679       0.81%    41.51% to  41.22%
  2002 ..................     1.30% to 1.50%   3,295,102      7.50 to  8.87       28,981,568       0.89%   -21.48% to -21.32%
  2001 ..................     1.30% to 1.50%   4,434,023      9.55 to 11.27       49,606,349       5.64%   -22.36% to -22.20%
  2000 ..................     1.30% to 1.50%   5,540,719     12.30 to 14.49       79,759,887       1.60%   -20.32% to -20.16%
Fidelity/(R)/ VIP - Overseas Portfolio - Service Class
  2004 ..................     0.95% to 1.70%   1,061,644     11.74 to 10.56       12,340,609       1.13%    12.41% to  11.68%
  2003 ..................     0.95% to 1.70%   1,338,806     10.44 to  9.45       13,852,488       0.71%    41.85% to  40.74%
  2002 ..................     0.95% to 1.50%   1,459,258      6.34 to  7.36       10,652,687       0.78%   -21.77% to -21.10%
  2001 ..................     0.95% to 1.60%   1,789,118      8.05 to  9.33       16,552,660       5.53%   -22.65% to -22.02%
  2000 ..................     0.95% to 1.60%   2,059,621     10.40 to 11.96       24,456,825       1.36%   -20.44% to -16.44% (b)
Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2
  2004 ..................     0.95% to 2.30%   1,049,600      8.22 to  9.48        9,328,152       1.08%    12.24% to  10.83%
  2003 ..................     0.95% to 2.30%   1,264,290      7.32 to  8.56       10,016,450       0.44%    41.68% to  39.72%
  2002 ..................     0.95% to 1.95%   1,167,806      5.03 to  6.34        6,583,033       0.84%   -22.36% to -21.21%
  2001 ..................     0.95% to 1.95%   1,274,635      6.45 to  8.09        9,256,296       4.73%   -23.06% to -21.92%
  2000 ..................     0.95% to 1.95%     839,810      8.34 to 10.42        7,920,174       0.00%   -16.56% to -16.00% (a)(b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income          Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**        Return***
                              --------------   ---------   ----------------   --------------  ----------   ------------------
Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2 R
  2004 ..................     0.95% to 2.30%     197,038   $ 11.06 to 16.03   $    2,424,902       0.00%    10.63% to   9.68% (a)(b)
Fidelity/(R)/ VIP - Overseas Portfolio - Service Class R
  2004 ..................     0.95% to 1.45%     100,201     11.08 to 11.04        1,114,963       0.00%    10.81% to  10.44% (a)(b)
Fidelity/(R)/  VIP - Value Portfolio - Service Class
  2004 ..................     0.95% to 1.05%      75,284     11.46 to 11.42          861,783       1.05%    10.02% to   9.91%
  2003 ..................     0.95% to 1.05%      61,973     10.41 to 10.39          644,929       0.33%    32.80% to  32.67%
  2002 ..................     0.95% to 1.10%      71,212      7.82 to  7.84          558,177       0.12%   -16.70% to -16.57%
  2001 ..................     0.95% to 1.10%      66,001      9.37 to  9.40          620,160       0.20%    -6.28% to  -6.01% (a)(b)
Fidelity/(R)/ VIP - Value Portfolio - Service Class 2
  2004 ..................     0.95% to 1.95%     144,568     11.40 to 10.99        1,626,826       0.93%     9.87% to   8.77%
  2003 ..................     0.95% to 1.95%     153,119     10.38 to 10.11        1,573,358       0.33%    32.48% to  31.14%
  2002 ..................     0.95% to 1.95%     176,457      7.71 to  7.83        1,373,675       0.12%   -17.51% to -16.67%
  2001 ..................     0.95% to 1.95%     145,526      9.34 to  9.40        1,364,395       0.20%    -6.57% to  -6.01% (a)(b)
Fidelity/(R)/ VIP II - Asset Manager Growth Portfolio - Initial Class
  2004 ..................     1.30% to 1.50%     450,386     13.23 to 11.17        5,868,849       2.36%     4.61% to   4.39%
  2003 ..................     1.30% to 1.50%     533,547     12.64 to 10.70        6,658,925       2.92%    21.73% to  21.49%
  2002 ..................     1.30% to 1.50%     607,643      8.81 to 10.39        6,237,888       3.09%   -16.79% to -16.63%
  2001 ..................     1.30% to 1.50%     805,715     10.59 to 12.46        9,931,127       3.07%    -8.79% to  -8.60%
  2000 ..................     1.30% to 1.50%     951,332     11.61 to 13.63       12,850,645       2.16%   -13.78% to -13.60%
Fidelity/(R)/ VIP II - Asset Manager Growth Portfolio - Service Class
  2004 ..................     0.95% to 1.65%     396,705     10.91 to  9.22        4,297,283       2.30%     4.85% to   4.16%
  2003 ..................     0.95% to 1.65%     461,854     10.41 to  8.85        4,778,009       2.84%    21.98% to  21.13%
  2002 ..................     0.95% to 1.50%     511,396      7.06 to  8.53        4,338,581       2.88%   -16.98% to -16.34%
  2001 ..................     0.95% to 1.50%     642,356      8.48 to 10.20        6,517,623       2.96%    -9.12% to  -8.39%
  2000 ..................     0.95% to 1.50%     780,807      9.31 to 11.14        8,656,675       2.02%   -13.90% to -11.35% (b)
Fidelity/(R)/ VIP II - Asset Manager Growth Portfolio - Service Class 2
  2004 ..................     0.95% to 2.00%     358,223      8.48 to  8.60        3,122,330       2.30%     4.63% to   3.57%
  2003 ..................     0.95% to 2.00%     411,988      8.11 to  8.31        3,444,963       2.70%    21.86% to  20.58%
  2002 ..................     0.95% to 1.85%     463,222      6.49 to  7.05        3,184,600       2.75%   -17.56% to -16.63%
  2001 ..................     0.95% to 1.85%     557,576      7.86 to  8.49        4,615,931       2.40%    -9.54% to  -8.48%
  2000 ..................     0.95% to 1.50%     332,937      8.69 to  9.33        3,012,889       0.00%   -13.26% to -12.83% (a)(b)
Fidelity/(R)/ VIP II - Asset Manager Portfolio - Initial Class
  2004 ..................     1.30% to 1.50%     615,773     14.23 to 12.28        8,633,926       2.91%     4.10% to   3.89%
  2003 ..................     1.30% to 1.50%     770,719     13.67 to 11.82       10,386,174       3.65%    16.44% to  16.21%
  2002 ..................     1.30% to 1.50%     871,353     10.17 to 11.74       10,084,620       4.11%   -10.10% to  -9.92%
  2001 ..................     1.30% to 1.50%   1,032,325     11.32 to 13.03       13,288,122       4.42%    -5.54% to  -5.34%
  2000 ..................     1.30% to 1.50%   1,247,384     11.98 to 13.77       16,988,959       3.43%    -5.36% to  -5.17%
Fidelity/(R)/ VIP II - Asset Manager Portfolio - Service Class
  2004 ..................     0.95% to 1.50%     595,788     12.10 to 10.20        7,157,568       2.78%     4.36% to   3.78%
  2003 ..................     0.95% to 1.50%     685,066     11.60 to  9.82        7,895,483       3.53%    16.79% to  16.14%
  2002 ..................     0.95% to 1.50%     761,504      8.46 to  9.93        7,520,585       4.17%   -10.22% to  -9.72%
  2001 ..................     0.95% to 1.50%     962,708      9.42 to 11.00       10,538,664       4.21%    -5.69% to  -5.16%
  2000 ..................     0.95% to 1.50%   1,022,687      9.99 to 11.60       11,809,571       3.12%    -5.49% to  -3.21% (b)
Fidelity/(R)/ VIP II - Asset Manager Portfolio - Service Class 2
  2004 ..................     0.95% to 2.05%     499,428      9.83 to  9.33        4,955,687       2.58%     4.18% to   3.02%
  2003 ..................     0.95% to 2.05%     546,660      9.43 to  9.05        5,227,561       3.38%    16.55% to  15.25%
  2002 ..................     0.95% to 2.05%     584,811      7.86 to  8.45        4,820,661       4.15%   -10.89% to  -9.89%
  2001 ..................     0.95% to 2.05%     718,290      8.82 to  9.42        6,588,726       3.01%    -6.36% to  -5.30%
  2000 ..................     0.95% to 1.50%     322,819      9.45 to 10.00        3,141,410       0.00%    -5.79% to  -5.16% (a)(b)
Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Initial Class
  2004 ..................     1.30% to 1.50%   3,579,619     19.07 to 15.93       67,339,563       0.35%    13.98% to  13.75%
  2003 ..................     1.30% to 1.50%   4,203,351     16.73 to 14.01       69,483,080       0.46%    26.80% to  26.54%
  2002 ..................     1.30% to 1.50%   4,767,339     11.07 to 13.20       62,231,480       0.93%   -10.71% to -10.53%
  2001 ..................     1.30% to 1.50%   6,221,749     12.40 to 14.75       90,878,389       0.83%   -13.57% to -13.39%
  2000 ..................     1.30% to 1.50%   7,644,417     14.34 to 17.03      128,941,241       0.36%    -8.02% to  -7.83%
Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class
  2004 ..................     0.95% to 1.85%   3,159,087     16.12 to 11.25       49,704,454       0.25%    14.24% to  13.21%
  2003 ..................     0.95% to 1.85%   3,374,699     14.11 to  9.94       46,777,335       0.35%    27.13% to  25.98%
  2002 ..................     0.95% to 1.85%   3,563,729      7.89 to 11.10       38,984,835       0.79%   -11.10% to -10.29%
  2001 ..................     0.95% to 1.85%   4,223,233      8.87 to 12.37       51,409,430       0.71%   -13.99% to -13.20%
  2000 ..................     0.95% to 1.85%   4,732,884     10.32 to 14.25       66,411,989       0.34%    -8.43% to  -7.60%

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income          Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**        Return***
                              --------------   ---------   ----------------   --------------  ----------   ------------------
Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class 2
  2004 ..................     0.95% to 2.60%   4,843,433   $ 10.40 to 10.68   $   52,031,404       0.20%    14.07% to  12.26%
  2003 ..................     0.95% to 2.70%   4,294,206      9.12 to  9.47       40,584,160       0.23%    26.98% to  24.75%
  2002 ..................     0.95% to 2.25%   2,721,894      6.96 to  7.97       20,351,677       0.73%   -12.07% to -10.46%
  2001 ..................     0.95% to 1.95%   2,520,595      7.89 to  8.94       21,192,128       0.61%   -14.39% to -13.31%
  2000 ..................     0.95% to 1.95%   1,456,068      9.19 to 10.37       14,198,053       0.00%    -8.10% to  -7.48% (a)(b)
Fidelity/(R)/ VIP II - Index 500 Portfolio - Initial Class
  2004 ..................     0.95% to 2.00%   7,217,333     12.23 to  9.30       94,669,988       1.33%     9.56% to   8.48%
  2003 ..................     0.95% to 2.05%   8,294,373     11.16 to  7.89      100,019,978       1.46%    27.19% to  25.78%
  2002 ..................     0.95% to 2.05%   9,224,993      6.27 to 11.23       87,694,970       1.46%   -23.95% to -22.99%
  2001 ..................     0.95% to 2.05%  12,613,054      8.24 to 14.63      156,372,138       1.16%   -14.03% to -12.94%
  2000 ..................     0.95% to 1.85%  12,597,944      9.60 to 16.87      183,656,601       1.02%   -10.97% to  -8.77% (b)
Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio - Initial Class
  2004 ..................     0.95% to 1.95%   4,666,693     14.61 to 12.86       69,232,888       4.44%     3.46% to   2.44%
  2003 ..................     0.95% to 1.95%   6,033,702     14.12 to 12.56       87,046,104       4.37%     4.20% to   3.19%
  2002 ..................     0.95% to 1.85%   7,974,078     12.17 to 14.54      110,984,969       3.72%     8.23% to   9.29%
  2001 ..................     0.95% to 1.85%   7,585,546     11.24 to 13.35       96,862,508       4.69%     6.39% to   7.43%
  2000 ..................     0.95% to 1.50%   5,949,869     10.59 to 12.47       71,344,582       6.46%     9.56% to  10.69% (b)
Fidelity/(R)/ VIP III - Aggressive Growth Portfolio - Service Class
  2004 ..................     0.95% to 1.40%      18,556      9.46 to  9.28          175,311       0.00%     9.18% to   8.77%
  2003 ..................     0.95% to 1.40%      25,870      8.67 to  8.54          223,991       0.00%    29.24% to  28.62%
  2002 ..................     0.95% to 1.00%      24,455      6.64 to  6.71          163,905       0.00%   -27.45% to -27.04%
  2001 ..................     0.95% to 1.60%      34,552      9.09 to  9.19          316,794       0.24%    -9.14% to  -8.10% (a)(b)
Fidelity/(R)/ VIP III - Aggressive Growth Portfolio - Service Class 2
  2004 ..................     0.95% to 2.35%     349,870      9.33 to  8.81        3,209,635       0.00%     8.92% to   7.46%
  2003 ..................     0.95% to 2.25%     319,322      8.57 to  8.22        2,702,200       0.00%    29.05% to  27.32%
  2002 ..................     0.95% to 1.95%     206,142      6.48 to  6.64        1,357,901       0.00%   -28.24% to -27.32%
  2001 ..................     0.95% to 1.95%     148,920      9.03 to  9.13        1,354,945       0.01%    -9.73% to  -8.66% (a)(b)
Fidelity/(R)/ VIP III - Balanced Portfolio - Initial Class
  2004 ..................     1.30% to 1.50%   2,753,646     17.64 to 12.13       47,900,055       2.14%     4.10% to   3.89%
  2003 ..................     1.30% to 1.50%   3,444,593     16.94 to 11.68       57,654,257       2.98%    16.19% to  15.96%
  2002 ..................     1.30% to 1.50%   4,262,434     10.07 to 14.58       61,479,112       3.31%   -10.09% to  -9.91%
  2001 ..................     1.30% to 1.50%   5,526,702     11.20 to 16.18       88,567,556       3.91%    -3.06% to  -2.86%
  2000 ..................     1.30% to 1.50%   6,578,862     11.56 to 16.66      108,586,163       3.38%    -5.73% to  -5.54%
Fidelity/(R)/ VIP III - Balanced Portfolio - Service Class
  2004 ..................     0.95% to 1.70%   1,481,618     11.88 to 10.05       17,485,819       2.01%     4.42% to   3.67%
  2003 ..................     0.95% to 1.70%   1,671,579     11.38 to  9.69       18,897,936       2.76%    16.41% to  15.55%
  2002 ..................     0.95% to 1.50%   1,814,362      7.99 to  9.77       17,626,815       3.16%   -10.33% to  -9.62%
  2001 ..................     0.95% to 1.50%   2,135,354      8.89 to 10.81       22,968,602       3.61%    -3.21% to  -2.66%
  2000 ..................     0.95% to 1.50%   2,312,256      9.18 to 11.11       25,544,792       3.02%    -5.81% to  -3.64% (b)
Fidelity/(R)/ VIP III - Balanced Portfolio - Service Class 2
  2004 ..................     0.95% to 2.00%     986,170     10.20 to  9.28        9,687,488       1.87%     4.15% to   3.09%
  2003 ..................     0.95% to 2.00%   1,107,853      9.80 to  9.00       10,480,979       2.55%    16.30% to  15.09%
  2002 ..................     0.95% to 1.95%   1,143,308      7.79 to  8.42        9,326,361       3.07%   -10.87% to  -9.80%
  2001 ..................     0.95% to 1.95%   1,239,800      8.76 to  9.34       11,239,345       2.30%    -3.87% to  -2.81%
  2000 ..................     0.95% to 1.80%     465,235      9.13 to  9.61        4,365,642       0.00%    -4.52% to  -3.91% (a)(b)
Fidelity/(R)/ VIP III - Dynamic Capital Appreciation Fund - Service Class
  2004 ..................     0.95% to 1.45%      67,631      7.06 to  6.72          476,398       0.00%     0.31% to  -0.16%
  2003 ..................     0.95% to 1.45%      97,835      7.03 to  6.73          687,328       0.00%    23.99% to  23.39%
  2002 ..................     0.95% to 1.40%     113,186      5.46 to  5.67          641,374       0.16%    -8.63% to  -8.11%
  2001 ..................     0.95% to 1.40%     125,342      5.97 to  6.17          772,763       0.10%   -29.81% to -29.29%
  2000 ..................     0.95% to 1.00%      62,831      8.51 to  8.73          547,667       0.00%   -12.82% to -12.70% (a)(b)
Fidelity/(R)/ VIP III - Dynamic Capital Appreciation Fund - Service Class 2
  2004 ..................     0.95% to 2.35%     538,971      7.02 to  6.43        3,665,367       0.00%     0.32% to  -1.06%
  2003 ..................     0.95% to 2.25%     571,779      6.99 to  6.52        3,888,328       0.00%    23.73% to  22.13%
  2002 ..................     0.95% to 1.85%     519,737      5.36 to  5.65        2,870,056       0.18%    -9.55% to  -8.43%
  2001 ..................     0.95% to 1.85%     468,870      5.92 to  6.17        2,838,644       0.10%   -30.28% to -29.29%
  2000 ..................     0.95% to 1.50%     140,556      8.50 to  8.73        1,201,150       0.00%   -14.99% to -12.70% (a)(b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income          Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**        Return***
                              --------------   ---------   ----------------   --------------  ----------   ------------------
Fidelity/(R)/VIP III - Growth & Income Portfolio - Initial Class
  2004 ..............         1.30% to 1.50%   1,747,812   $ 15.33 to 12.72   $   26,367,510       0.93%     4.42% to   4.21%
  2003 ..............         1.30% to 1.50%   2,241,345     14.68 to 12.20       32,448,173       1.23%    22.17% to  21.92%
  2002 ..............         1.30% to 1.50%   2,571,965     10.01 to 12.01       30,530,496       1.47%   -17.87% to -17.70%
  2001 ..............         1.30% to 1.50%   3,350,144     12.19 to 14.60       48,279,112       1.39%   -10.12% to  -9.94%
  2000 ..............         1.30% to 1.50%   3,868,257     13.56 to 16.21       61,968,226       1.18%    -5.05% to  -4.86%
Fidelity/(R)/VIP III - Growth & Income Portfolio - Service Class
  2004 ..............         0.95% to 1.70%   2,762,401     12.20 to  9.48       33,386,094       0.82%     4.75% to   4.01%
  2003 ..............         0.95% to 1.70%   3,186,392     11.65 to  9.11       36,708,432       1.13%    22.43% to  21.51%
  2002 ..............         0.95% to 1.50%   3,561,810      7.01 to  9.51       33,518,982       1.37%   -18.16% to -17.48%
  2001 ..............         0.95% to 1.50%   4,431,368      8.55 to 11.53       50,445,917       1.31%   -10.23% to  -9.72%
  2000 ..............         0.95% to 1.50%   5,015,994      9.52 to 12.77       63,285,340       1.11%    -5.13% to  -2.69% (b)
Fidelity/(R)/VIP III - Growth & Income Portfolio - Service Class 2
  2004 ..............         0.95% to 2.60%   2,109,708      9.32 to  8.28       19,069,976       0.77%     4.52% to   2.83%
  2003 ..............         0.95% to 2.45%   2,256,250      8.92 to  8.11       19,586,061       0.95%    22.27% to  20.43%
  2002 ..............         0.95% to 2.00%   2,031,206      6.74 to  7.29       14,463,378       1.39%   -18.93% to -17.64%
  2001 ..............         0.95% to 1.80%   2,085,900      8.36 to  8.86       18,097,561       1.09%   -11.11% to  -9.88%
  2000 ..............         0.95% to 1.55%   1,190,512      9.44 to  9.83       11,496,342       0.00%    -2.41% to  -1.73% (a)(b)
Fidelity/(R)/VIP III - Growth Opportunities Portfolio - Initial Class
  2004 ..............         1.30% to 1.50%   6,993,903     17.93 to  9.38      122,057,923       0.57%     5.80% to   5.58%
  2003 ..............         1.30% to 1.50%   9,018,711     16.95 to  8.88      149,392,032       0.82%    28.19% to  27.93%
  2002 ..............         1.30% to 1.50%  11,062,424      6.94 to 13.22      143,427,725       1.16%   -23.02% to -22.86%
  2001 ..............         1.30% to 1.50%  15,292,145      9.02 to 17.14      257,389,800       0.40%   -15.71% to -15.54%
  2000 ..............         1.30% to 1.50%  20,319,673     10.70 to 20.30      405,641,733       1.45%   -18.31% to -18.14%
Fidelity/(R)/VIP III - Growth Opportunities Portfolio - Service Class
  2004 ..............         0.95% to 1.70%   4,052,469      9.02 to  7.21       36,206,313       0.48%     6.04% to   5.31%
  2003 ..............         0.95% to 1.70%   4,718,108      8.51 to  6.84       39,725,388       0.63%    28.43% to  27.45%
  2002 ..............         0.95% to 1.50%   5,326,989      5.23 to  6.62       34,909,704       0.98%   -23.31% to -22.66%
  2001 ..............         0.95% to 1.50%   6,880,064      6.79 to  8.56       58,328,051       0.26%   -16.01% to -15.26%
  2000 ..............         0.95% to 1.50%   8,553,468      8.06 to 10.10       85,665,568       1.31%   -18.41% to -15.47% (b)
Fidelity/(R)/VIP III - Growth Opportunities Portfolio - Service Class 2
  2004 ..............         0.95% to 2.25%   1,008,606      7.54 to  6.71        7,337,439       0.34%     5.88% to   4.55%
  2003 ..............         0.95% to 2.25%   1,135,191      7.12 to  6.42        7,823,843       0.49%    28.18% to  26.48%
  2002 ..............         0.95% to 1.80%   1,328,408      5.07 to  5.56        7,176,456       0.90%   -23.83% to -22.75%
  2001 ..............         0.95% to 1.80%   1,663,455      6.66 to  7.19       11,651,717       0.34%   -16.69% to -15.46%
  2000 ..............         0.95% to 1.95%   1,140,517      8.07 to  8.51        9,499,059       0.00%   -15.49% to -14.92% (a)(b)
Fidelity/(R)/VIP III - Mid Cap Portfolio - Initial Class
  2004 ..............            1.30%           163,205         27.65             4,511,984       0.00%          23.29%
  2003 ..............            1.30%           147,072         22.42             3,297,769       0.41%          36.84%
  2002 ..............            1.30%           155,616         16.39             2,550,019       1.00%         -11.00%
  2001 ..............            1.30%           157,589         18.41             2,901,358       0.00%          -4.48%
  2000 ..............            1.30%           155,784         19.27             3,002,511       0.72%          31.98%
Fidelity/(R)/VIP III - Mid Cap Portfolio - Service Class
  2004 ..............         0.95% to 1.85%     872,164     28.06 to 24.59       24,362,311       0.00%    23.59% to  22.47%
  2003 ..............         0.95% to 1.85%     950,947     22.70 to 20.08       21,494,305       0.30%    37.21% to  35.96%
  2002 ..............         0.95% to 1.50%   1,047,270     14.96 to 16.55       17,266,663       0.95%   -11.43% to -10.75%
  2001 ..............         0.95% to 1.60%   1,331,713     16.86 to 18.54       24,618,561       0.00%    -5.35% to  -4.29%
  2000 ..............         0.95% to 1.50%   1,451,675     17.71 to 19.37       28,051,236       0.60%    19.84% to  32.27% (a)
Fidelity/(R)/VIP III - Mid Cap Portfolio - Service Class 2
  2004 ..............         0.95% to 2.45%   3,023,221     16.10 to 23.79       58,193,494       0.00%    23.47% to  21.74%
  2003 ..............         0.95% to 2.45%   2,836,613     13.04 to 19.54       44,434,522       0.21%    36.94% to  34.88%
  2002 ..............         0.95% to 2.05%   2,143,293      9.24 to 15.07       24,940,094       0.87%   -12.23% to -10.88%
  2001 ..............         0.95% to 2.05%   2,002,516     10.49 to 16.99       26,713,881       0.00%    -5.69% to  -4.44%
  2000 ..............         0.95% to 1.95%     972,592     11.10 to 17.86       13,940,815       0.59%    11.04% to  11.79% (a)(b)
Fidelity/(R)/VIP III - Value Strategies Portfolio - Service Class
  2004 ..............         0.95% to 1.40%      30,201     14.00 to 13.01          421,211       0.00%    12.90% to  12.51%
  2003 ..............         0.95% to 1.40%      22,081     12.40 to 11.57          272,822       0.00%    56.29% to  55.59%
  2002 ..............         0.95% to 1.25%       7,968      7.92 to  7.94           63,181       0.00%   -20.78% to -20.64% (a)(b)
Fidelity/(R)/VIP III - Value Strategies Portfolio - Service Class 2
  2004 ..............         0.95% to 2.40%     660,380     13.20 to 12.69        8,639,584       0.00%    12.76% to  11.23%
  2003 ..............         0.95% to 2.40%     558,223     11.70 to 11.41        6,494,435       0.00%    55.87% to  53.60%
  2002 ..............         0.95% to 1.95%     108,052      7.43 to  7.51          809,528       0.00%   -25.70% to -24.91% (a)(b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income          Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**        Return***
                              --------------   ---------   ----------------   --------------  ----------   ------------------
Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class 1
  2004 ..............         0.95% to 1.75%     192,350   $ 12.18 to 11.94   $    2,332,814       0.83%    10.19% to   9.39%
  2003 ..............         0.95% to 1.75%     103,449     11.06 to 10.91        1,140,788       0.91%    23.69% to  22.70%
  2002 ..............         0.95% to 1.35%      27,539      8.90 to  8.94          245,943       0.00%   -10.95% to -10.62% (a)(b)
Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 1
  2004 ..............         0.95% to 1.55%      40,951     12.02 to 10.94          486,910       1.55%    17.74% to  17.15%
  2003 ..............         0.95% to 1.55%      23,502     10.21 to  9.34          239,297       1.52%    31.29% to  30.46%
  2002 ..............         0.95% to 1.35%       5,514      7.76 to  7.77           42,825       0.00%   -22.45% to -22.27% (a)(b)
Gartmore GVIT Dreyfus International Value Fund - Class III
  2004 ..............         1.10% to 1.55%       6,001     11.53 to 16.33           90,057       2.03%    15.34% to  15.06% (a)(b)
Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
  2004 ..............         0.95% to 1.75%      76,130     12.70 to 12.10          957,220       0.66%    14.63% to  13.81%
  2003 ..............         0.95% to 1.75%      35,096     11.08 to 10.63          385,335       0.46%    33.37% to  32.29%
  2002 ..............         0.95% to 1.50%       8,310      8.06 to  8.31           68,339       0.31%   -17.22% to -16.91% (a)(b)
Gartmore GVIT Dreyfus Mid Cap Index Fund - Class II
  2004 ..............         0.95% to 2.45%     703,255     12.04 to 11.56        8,389,511       0.37%    14.41% to  12.78%
  2003 ..............         0.95% to 2.45%     562,754     10.53 to 10.25        5,887,850       0.29%    33.02% to  31.00%
  2002 ..............         0.95% to 2.00%     170,381      7.83 to  7.91        1,344,861       0.27%   -21.72% to -20.87% (a)(b)
Gartmore GVIT Emerging Markets Fund - Class II
  2004 ..............         0.95% to 2.30%     134,352     15.72 to 15.13        2,092,732       0.93%    19.29% to  17.83%
  2003 ..............         0.95% to 2.25%     119,362     13.18 to 12.85        1,563,181       0.38%    63.10% to  60.97%
  2002 ..............         0.95% to 2.00%      57,258      8.00 to  8.08          461,497       0.19%   -19.96% to -19.21% (a)(b)
Gartmore GVIT Emerging Markets Fund - Class VI
  2004 ..............         0.95% to 2.10%      64,091     11.78 to 11.69          752,656       1.45%    17.83% to  16.93% (a)(b)
Gartmore GVIT Government Bond Fund - Class I
  2004 ..............         0.95% to 2.35%   2,542,383     11.24 to 11.29       28,769,779       5.39%     2.28% to   0.85%
  2003 ..............         0.95% to 2.30%   2,897,500     10.99 to 11.21       32,173,064       3.85%     1.03% to  -0.32%
  2002 ..............         0.95% to 1.85%   1,894,099     10.79 to 11.45       20,858,722       3.72%     7.82% to   8.75% (a)(b)
Gartmore GVIT ID Aggressive Fund - Class II
  2004 ..............         0.95% to 2.45%   1,598,752     12.28 to 11.75       19,358,099       1.69%    12.94% to  11.23%
  2003 ..............         0.95% to 2.40%   1,174,265     10.87 to 10.48       12,659,702       1.33%    30.62% to  28.70%
  2002 ..............         0.95% to 1.80%     255,545      8.17 to  8.32        2,116,196       0.77%   -17.63% to -16.79% (a)(b)
Gartmore GVIT ID Conservative Fund - Class II
  2004 ..............         0.95% to 2.25%   3,386,624     11.03 to 10.62       36,988,477       2.33%     3.66% to   2.33%
  2003 ..............         0.95% to 2.25%   3,348,427     10.64 to 10.38       35,404,679       2.78%     6.88% to   5.50%
  2002 ..............         0.95% to 1.85%     881,738      9.84 to  9.96        8,755,969       2.20%    -1.62% to  -0.43% (a)(b)
Gartmore GVIT ID Moderate Fund - Class II
  2004 ..............         0.95% to 2.55%  12,564,944     11.73 to 11.15      145,739,412       2.05%     8.50% to   6.81%
  2003 ..............         0.95% to 2.55%  10,125,266     10.81 to 10.44      108,655,956       1.99%    18.91% to  17.00%
  2002 ..............         0.95% to 2.10%   2,265,379      8.95 to  9.09       20,515,389       1.47%   -10.15% to  -9.09% (a)(b)
Gartmore GVIT ID Moderately Aggressive Fund - Class II
  2004 ..............         0.95% to 2.45%   5,001,910     12.06 to 11.47       59,575,549       1.83%    11.03% to   9.43%
  2003 ..............         0.95% to 2.40%   3,925,388     10.86 to 10.49       42,285,245       1.50%    25.44% to  23.61%
  2002 ..............         0.95% to 2.10%     974,155      8.50 to  8.66        8,409,020       1.15%   -14.43% to -13.41% (a)(b)
Gartmore GVIT ID Moderately Conservative Fund - Class II
  2004 ..............         0.95% to 2.45%   4,640,924     11.44 to 10.93       52,545,545       2.28%     6.14% to   4.58%
  2003 ..............         0.95% to 2.45%   4,126,406     10.78 to 10.45       44,183,731       2.47%    12.62% to  10.93%
  2002 ..............         0.95% to 1.85%   1,345,876      9.44 to  9.57       12,841,716       1.92%    -5.43% to  -4.28% (a)(b)
Gartmore GVIT International Value Fund - Class VI
  2004 ..............         0.95% to 1.90%     119,239     11.51 to 11.44        1,370,721       0.62%    15.15% to  14.43% (a)(b)
Gartmore GVIT Money Market Fund - Class I
  2004 ..............         0.95% to 2.45%   2,157,270      9.97 to  9.63       21,464,980       0.91%    -0.15% to  -1.66%
  2003 ..............         0.95% to 2.10%   2,346,235      9.99 to  9.90       23,492,068       0.55%    -0.33% to  -1.48%
  2002 ..............         0.95% to 1.85%   3,211,806      9.94 to 10.20       32,559,252       0.89%    -1.02% to   0.22% (a)(b)
Gartmore GVIT Small Cap Growth Fund - Class II
  2004 ..............         0.95% to 2.45%     388,541     10.68 to 10.22        4,117,381       0.00%    12.09% to  10.46%
  2003 ..............         0.95% to 2.45%     366,267      9.53 to  9.25        3,471,151       0.00%    32.79% to  30.74%
  2002 ..............         0.95% to 2.00%     167,244      7.07 to  7.17        1,197,349       0.00%   -29.27% to -28.25% (a)(b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income          Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**        Return***
                              --------------   ---------   ----------------   --------------  ----------   ------------------
Gartmore GVIT Small Cap Value Fund - Class I
  2004 ..............         0.95% to 1.75%      43,060   $ 13.87 to 12.14   $      586,761       0.00%    16.18% to  15.39%
  2003 ..............         0.95% to 1.65%      23,228     11.93 to 10.55          266,670       0.00%    55.37% to  54.26%
  2002 ..............         0.95% to 1.20%       1,074      6.87 to  7.67            8,098       0.02%   -23.44% to -23.26% (a)(b)
Gartmore GVIT Small Cap Value Fund - Class II
  2004 ..............         0.95% to 2.30%     647,848     12.81 to 12.35        8,216,175       0.00%    15.89% to  14.44%
  2003 ..............         0.95% to 2.30%     559,038     11.05 to 10.79        6,135,019       0.00%    54.96% to  52.83%
  2002 ..............         0.95% to 1.85%     112,208      7.07 to  7.13          799,034       0.00%   -29.32% to -28.67% (a)(b)
Gartmore GVIT Small Company Fund - Class I
  2004 ..............         0.95% to 1.75%      60,409     13.56 to 12.44          797,491       0.00%    17.89% to  17.06%
  2003 ..............         0.95% to 1.65%      39,888     11.50 to 10.66          451,750       0.00%    39.68% to  38.70%
  2002 ..............         0.95% to 1.35%       4,671      8.22 to  8.23           38,430       0.00%   -17.84% to -17.65% (a)(b)
Gartmore GVIT Small Company Fund - Class II
  2004 ..............         0.95% to 2.05%     481,110     13.85 to 13.42        6,610,549       0.00%    17.66% to  16.47%
  2003 ..............         0.95% to 2.05%     371,625     11.77 to 11.52        4,351,383       0.00%    39.28% to  37.74%
  2002 ..............         0.95% to 2.00%     135,334      8.37 to  8.45        1,141,193       0.00%   -16.34% to -15.50% (a)(b)
Janus AS - Risk-Managed Core Portfolio - Service Shares
  2004 ..............         0.95% to 2.30%      37,195     14.22 to 13.92          524,905       1.87%    16.35% to  14.86%
  2003 ..............         0.95% to 2.25%      12,354     12.22 to 12.12          150,570       0.15%    22.24% to  21.21% (a)(b)
MFS/(R)/ VIT - Investors Growth Stock Series - Service Class
  2004 ..............         0.95% to 2.60%     581,820      9.85 to  9.38        5,650,930       0.00%     7.95% to   6.20%
  2003 ..............         0.95% to 2.45%     483,758      9.12 to  8.85        4,379,571       0.00%    21.44% to  19.57%
  2002 ..............         0.95% to 2.10%     137,254      7.41 to  7.51        1,026,789       0.00%   -25.95% to -24.90% (a)(b)
MFS/(R)/ VIT - Mid Cap Growth Series - Service Class
  2004 ..............         0.95% to 2.45%     890,831      9.76 to  9.33        8,579,778       0.00%    13.29% to  11.67%
  2003 ..............         0.95% to 2.45%     782,319      8.61 to  8.35        6,682,965       0.00%    35.31% to  33.20%
  2002 ..............         0.95% to 2.10%     284,611      6.27 to  6.36        1,804,391       0.00%   -37.29% to -36.35% (a)(b)
MFS/(R)/ VIT - New Discovery Series - Service Class
  2004 ..............         0.95% to 2.45%     467,317     10.06 to  9.63        4,654,247       0.00%     5.20% to   3.67%
  2003 ..............         0.95% to 2.70%     516,432      9.57 to  9.24        4,906,118       0.00%    32.16% to  29.79%
  2002 ..............         0.95% to 2.25%     190,543      7.12 to  7.24        1,374,831       0.00%   -28.79% to -27.61% (a)(b)
MFS/(R)/ VIT - Value Series - Service Class
  2004 ..............         0.95% to 2.25%     638,853     12.06 to 11.61        7,612,804       0.40%    13.73% to  12.33%
  2003 ..............         0.95% to 2.15%     567,227     10.60 to 10.36        5,972,049       0.13%    23.52% to  22.01%
  2002 ..............         0.95% to 1.95%     221,613      8.50 to  8.58        1,894,709       0.00%   -15.00% to -14.18% (a)(b)
Neuberger Berman AMT - Socially Responsive Portfolio - I Class
  2004 ..............         0.95% to 2.05%      10,971     11.31 to 13.56          132,457       0.00%    13.12% to  12.33% (a)(b)
Oppenheimer Capital Appreciation Fund/VA - Service Class
  2004 ..............         0.95% to 2.60%   1,746,466     10.58 to 10.08       18,254,140       0.23%     5.60% to   3.92%
  2003 ..............         0.95% to 2.70%   1,504,622     10.02 to  9.68       14,953,724       0.21%    29.45% to  27.14%
  2002 ..............         0.95% to 2.25%     514,036      7.61 to  7.74        3,964,545       0.01%   -23.87% to -22.62% (a)(b)
Oppenheimer Global Securities Fund/VA - Class 3
  2004 ..............         0.95% to 1.75%      14,284     11.59 to 16.64          171,919       0.00%    15.86% to  15.31% (a)(b)
Oppenheimer Global Securities Fund/VA - Class 4
  2004 ..............         0.95% to 2.45%     436,362     11.57 to 11.45        5,036,591       0.00%    15.69% to  14.54% (a)(b)
Oppenheimer Global Securities Fund/VA - Initial Class
  2004 ..............         0.95% to 1.55%      55,720     13.25 to 11.89          729,261       1.35%    18.03% to  17.45%
  2003 ..............         0.95% to 1.75%      38,245     11.22 to 10.07          423,082       0.25%    41.66% to  40.49%
  2002 ..............         0.95% to 1.10%       5,633      7.91 to  7.92           44,600       0.00%   -20.85% to -20.78% (a)(b)
Oppenheimer Global Securities Fund/VA - Service Class
  2004 ..............         0.95% to 2.20%     764,881     13.17 to 12.71        9,987,023       1.31%    17.75% to  16.39%
  2003 ..............         0.95% to 2.45%   1,001,034     11.19 to 10.87       11,125,344       0.77%    41.50% to  39.33%
  2002 ..............         0.95% to 2.10%     462,585      7.80 to  7.91        3,647,480       0.00%   -22.01% to -20.93% (a)(b)
Oppenheimer High Income Fund/VA - Initial Class
  2004 ..............         0.95% to 1.75%     153,260     12.77 to 12.52        1,949,978       5.81%     7.93% to   7.12%
  2003 ..............         0.95% to 1.65%     112,870     11.83 to 11.70        1,332,616       3.41%    22.78% to  21.97%
  2002 ..............         0.95% to 1.35%      21,980      9.61 to  9.64          211,638       0.00%    -3.86% to  -3.63% (a)(b)
Oppenheimer Main Street Fund/(R)//VA - Service Class
  2004 ..............         0.95% to 2.45%   1,636,694     11.08 to 10.60       17,941,496       0.68%     8.11% to   6.55%
  2003 ..............         0.95% to 2.45%   1,412,782     10.24 to  9.95       14,373,700       0.56%    25.24% to  23.32%
  2002 ..............         0.95% to 2.10%     443,060      8.07 to  8.18        3,613,964       0.01%   -19.31% to -18.20% (a)(b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income          Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**        Return***
                              --------------   ---------   ----------------   --------------  ----------   ------------------
Oppenheimer Main Street Small Cap Fund/(R)//VA - Initial Class
  2004 ..............         0.95% to 1.65%      59,126   $ 14.15 to 13.90   $      833,668       0.00%    18.29% to  17.57%
  2003 ..............         0.95% to 1.65%      39,780     11.96 to 11.82          474,752       0.00%    42.99% to  42.00%
  2002 ..............         0.95% to 1.20%       7,916      8.35 to  8.36           66,169       0.00%   -16.48% to -16.36% (a)(b)
Oppenheimer Strategic Bond Fund/VA - Service Class
  2004 ..............         0.95% to 2.20%   1,419,627     13.12 to 12.66       18,439,937       4.76%     7.40% to   6.10%
  2003 ..............         0.95% to 2.10%   1,241,682     12.21 to 11.96       15,070,705       3.80%    16.05% to  14.76%
  2002 ..............         0.95% to 1.85%     393,065     10.40 to 10.52        4,126,784       0.08%     4.00% to   5.24% (a)(b)
Putnam VT Growth & Income Fund - IB Shares
  2004 ..............         0.95% to 2.15%      61,063     13.59 to 12.99          821,625       1.34%    10.06% to   8.81%
  2003 ..............         0.95% to 2.10%      43,738     12.35 to 11.95          537,504       0.00%    23.46% to  22.55% (a)(b)
Putnam VT International Equity Fund - IB Shares
  2004 ..............         0.95% to 1.70%      44,398     11.92 to 11.69          526,429       1.99%    15.09% to  14.32%
  2003 ..............         0.95% to 1.70%      32,137     10.35 to 10.22          331,951       0.64%    27.31% to  26.31%
  2002 ..............         0.95% to 1.35%      10,482      8.11 to  8.13           85,177       0.00%   -18.86% to -18.67% (a)(b)
Putnam VT Small Cap Value - IB Shares
  2004 ..............         0.95% to 1.50%      33,428     14.38 to 14.18          478,686       0.31%    25.02% to  24.32%
  2003 ..............         0.95% to 1.40%      28,092     11.51 to 11.42          322,508       0.30%    48.23% to  47.54%
  2002 ..............         0.95% to 1.35%      12,608      7.74 to  7.76           97,793       0.00%   -22.56% to -22.38% (a)(b)
Putnam VT Voyager II Fund - IB Shares
  2004 ..............         0.95% to 2.25%      94,158     10.58 to 10.23          989,007       0.23%     4.03% to  2.72%
  2003 ..............         0.95% to 2.05%      72,604     10.17 to  9.99          735,625       0.14%    23.72% to  22.34%
  2002 ..............         0.95% to 1.50%      14,682      8.20 to  8.22          120,649       0.00%   -18.03% to -17.77% (a)(b)
STI Classic Variable Trust - Capital Appreciation Fund
  2004 ..............         0.95% to 1.85%      23,732     12.57 to 12.32          294,980       0.25%     5.74% to   4.78%
  2003 ..............         1.45% to 1.80%      12,594     11.82 to 11.77          148,676       0.00%    16.73% to  16.32%
STI Classic Variable Trust - Growth & Income Fund
  2004 ..............         0.95% to 1.80%       4,514     15.00 to 14.71           67,120       1.00%    13.22% to  12.24%
  2003 ..............         0.95% to 1.80%       5,829     13.25 to 13.11           77,021       0.64%    25.29% to  24.21%
STI Classic Variable Trust - International Equity Fund
  2004 ..............         0.95% to 1.10%       1,409     16.92 to 16.87           23,770       2.96%    18.21% to  18.03%
  2003 ..............             0.95%               78         14.32                 1,117       0.00%         36.01%
STI Classic Variable Trust - Investment Grade Bond Fund
  2004 ..............             1.55%              630         10.71                 6,749       4.50%          2.56%
STI Classic Variable Trust - Mid Cap Equity Fund
  2004 ..............         0.95% to 1.85%      11,875     15.30 to 14.99          179,646       0.79%    15.71% to  14.66%
  2003 ..............         0.95% to 1.80%       7,474     13.22 to 13.08           98,167       0.74%    28.49% to  27.39%
STI Classic Variable Trust - Small Cap Value Equity Fund
  2004 ..............         0.95% to 1.40%       5,605     18.22 to 18.07          101,799       0.22%    23.01% to  22.59%
  2003 ..............         0.95% to 1.40%       1,520     14.81 to 14.74           22,410       0.01%    37.12% to  36.60%
STI Classic Variable Trust - Value Income Stock Fund
  2004 ..............         0.95% to 1.90%      19,347     15.14 to 14.84          289,809       1.75%    14.20% to  13.20%
  2003 ..............         1.15% to 1.80%      10,956     13.22 to 13.12          144,387       1.03%    21.70% to  20.91%
Van Kampen LIT - Comstock Portfolio - Class II
  2004 ..............         0.95% to 2.45%   1,737,181     12.15 to 11.64       20,902,268       0.72%    16.31% to  14.66%
  2003 ..............         0.95% to 2.45%   1,350,669     10.45 to 10.15       14,017,694       0.55%    29.53% to  27.56%
  2002 ..............         0.95% to 2.10%     555,025      7.96 to  8.07        4,464,450       0.01%   -20.44% to -19.33% (a)(b)
Van Kampen LIT - Emerging Growth Portfolio - Class II
  2004 ..............         0.95% to 2.45%     672,641      9.32 to  8.92        6,189,617       0.00%     5.76% to   4.21%
  2003 ..............         0.95% to 2.45%     688,105      8.81 to  8.55        6,015,661       0.00%    25.83% to  23.87%
  2002 ..............         0.95% to 2.10%     261,630      6.91 to  7.01        1,825,726       0.00%   -30.94% to -29.95% (a)(b)
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II
  2004 ..............         0.95% to 2.15%     110,871     10.46 to 10.26        1,155,479       5.10%     3.08% to   1.85%
  2003 ..............         0.95% to 2.10%      19,930     10.15 to 10.07          201,875       0.00%     1.51% to   0.73% (a)(b)
Van Kampen UIF - U.S. Real Estate Portfolio - Class II
  2004 ..............         0.95% to 2.30%     219,601     17.27 to 17.85        3,871,141       1.38%    34.78% to  33.09%
  2003 ..............         0.95% to 2.25%      64,808     12.81 to 13.42          846,144       0.00%    28.14% to  27.09% (a)(b)
VISION Group of Funds - Large Cap Growth Fund II
  2004 ..............         0.95% to 1.65%     255,689     10.05 to  9.87        2,559,023       0.69%     4.16% to   3.47%
  2003 ..............         0.95% to 1.65%     171,147      9.65 to  9.54        1,647,299       0.11%    16.23% to  15.39%
  2002 ..............         0.95% to 1.35%      56,581      8.27 to  8.30          469,174       0.00%   -17.28% to -16.96% (a)(b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income          Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**        Return***
                              --------------   ---------   ----------------   --------------  ----------   ------------------
VISION Group of Funds - Large Cap Value Fund II
  2004 ..............         0.95% to 1.65%     254,337   $ 11.43 to 11.22   $    2,889,581       1.30%     8.54% to   7.86%
  2003 ..............         0.95% to 1.65%     164,487     10.53 to 10.40        1,724,915       0.94%    32.18% to  31.24%
  2002 ..............         0.95% to 1.35%      65,516      7.93 to  7.97          520,862       0.21%   -20.67% to -20.35% (a)(b)
VISION Group of Funds - Managed Allocation Fund - Moderate Growth II
  2004 ..............         0.95% to 1.85%   2,900,167     11.30 to 11.04       32,607,560       1.40%     4.93% to   4.03%
  2003 ..............         0.95% to 1.85%   2,168,937     10.77 to 10.61       23,287,184       0.97%    16.17% to  15.13%
  2002 ..............         0.95% to 1.55%     715,334      9.22 to  9.27        6,621,646       0.23%    -7.75% to  -7.31% (a)(b)
                                                                            ----------------
2004 Reserves for annuity contracts in payout phase: .................               388,543
                                                                            ----------------
2004 Contract owners' equity .........................................      $  1,918,111,618
                                                                            ================
2003 Reserves for annuity contracts in payout phase: .................               342,070
                                                                            ----------------
2003 Contract owners' equity .........................................      $  1,862,484,350
                                                                            ================
2002 Reserves for annuity contracts in payout phase: .................               390,249
                                                                            ----------------
2002 Contract owners' equity .........................................      $  1,361,352,650
                                                                            ================
2001 Reserves for annuity contracts in payout phase: .................               372,928
                                                                            ----------------
2001 Contract owners' equity .........................................      $  1,725,843,186
                                                                            ================
2000 Reserves for annuity contracts in payout phase: .................               553,897
                                                                            ----------------
2000 Contract owners' equity .........................................      $  2,060,057,497
                                                                            ================

        * This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

       ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

      *** This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.




             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Board of Directors and Shareholders
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2004 and 2003, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.


/s/KPMG LLP
Columbus, Ohio
March 1, 2005

                 NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
         (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

                          CONSOLIDATED STATEMENTS OF INCOME
                                    (IN MILLIONS)

                                                                                                     YEARS ENDED DECEMBER 31,
                                                                              ----------------------------------------------------
                                                                              ----------------------------------------------------
                                                                                   2004              2003              2002
==================================================================================================================================
==================================================================================================================================
REVENUES:
Policy charges                                                                     $ 1,025.2           $ 924.1            $ 973.8
Life insurance premiums                                                                270.4             279.8              259.9
Net investment income                                                                2,000.5           1,973.1            1,832.9
Net realized losses on investments, hedging instruments and hedged items               (36.4)            (85.2)             (75.5)
Other                                                                                    9.8              12.8                8.7
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Total revenues                                                                       3,269.5           3,104.6            2,999.8
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
Interest credited to policyholder account values                                     1,277.2           1,309.2            1,244.4
Other benefits and claims                                                              347.2             361.8              326.1
Policyholder dividends on participating policies                                        36.2              41.2               45.2
Amortization of deferred policy acquisition costs                                      410.1             375.9              670.1
Interest expense on debt, primarily with Nationwide Financial
  Services, Inc. (NFS)                                                                  59.3              48.4               36.0
Other operating expenses                                                               604.5             533.7              508.5
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Total benefits and expenses                                                          2,734.5           2,670.2            2,830.3
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

      Income from continuing operations before federal income
        tax expense                                                                    535.0             434.4              169.5
Federal income tax expense                                                             120.0              96.2                8.7
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
      Income from continuing operations                                                415.0             338.2              160.8
Discontinued operations, net of tax                                                        -                 -                0.7
Cumulative effect of adoption of accounting principles, net of tax                      (3.3)             (0.6)                 -
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Net income                                                                           $ 411.7           $ 337.6            $ 161.5
==================================================================================================================================
==================================================================================================================================



See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

                      NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a
              wholly-owned subsidiary of Nationwide Financial Services, Inc.)

                                  Consolidated Balance Sheets
                            (in millions, except per share amounts)

                                                                                               DECEMBER 31,
                                                                                            ---------------------------------------
                                                                                            ---------------------------------------
                                                                                                  2004                 2003
===================================================================================================================================
===================================================================================================================================

ASSETS
Investments:
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $26,708.7 in 2004; $25,850.2 in 2003)                        $ 27,652.0           $ 26,946.8
      Equity securities (cost $37.7 in 2004; $74.0 in 2003)                                              48.1                 85.6
   Mortgage loans on real estate, net                                                                 8,649.2              8,345.8
   Real estate, net                                                                                      83.9                 96.5
   Policy loans                                                                                         644.5                618.3
   Other long-term investments                                                                          539.6                130.6
   Short-term investments, including amounts managed by a related party                               1,645.8              1,860.8
-----------------------------------------------------------------------------------------------------------------------------------
         Total investments                                                                           39,263.1             38,084.4

Cash                                                                                                     15.5                  0.1
Accrued investment income                                                                               364.2                367.1
Deferred policy acquisition costs                                                                     3,416.6              3,219.3
Other assets                                                                                          2,099.8              1,872.3
Assets held in separate accounts                                                                     60,798.7             57,084.5
-----------------------------------------------------------------------------------------------------------------------------------
            Total assets                                                                          $ 105,957.9          $ 100,627.7
===================================================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
   Future policy benefits and claims                                                               $ 36,383.1           $ 35,379.1
   Short-term debt                                                                                      215.0                199.8
   Long-term debt, payable to NFS                                                                       700.0                700.0
   Other liabilities                                                                                  3,645.2              3,264.7
   Liabilities related to separate accounts                                                          60,798.7             57,084.5
-----------------------------------------------------------------------------------------------------------------------------------
         Total liabilities                                                                          101,742.0             96,628.1
-----------------------------------------------------------------------------------------------------------------------------------

Shareholder's equity:
   Common stock, $1 par value; authorized - 5.0 shares; issued
     and outstanding - 3.8 shares                                                                         3.8                  3.8
   Additional paid-in capital                                                                           274.4                271.3
   Retained earnings                                                                                  3,543.9              3,257.2
   Accumulated other comprehensive income                                                               393.8                467.3
-----------------------------------------------------------------------------------------------------------------------------------
         Total shareholder's equity                                                                   4,215.9              3,999.6
-----------------------------------------------------------------------------------------------------------------------------------
            Total liabilities and shareholder's equity                                            $ 105,957.9          $ 100,627.7
===================================================================================================================================

See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

                 NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

      Consolidated Statements of Shareholder's Equity
       Years Ended December 31, 2004, 2003 and 2002
                       (in millions)

                                                                                                       Accumulated
                                                                         Additional                       Other          Total
                                                             Capital      paid-in      Retained       Comprehensive   Shareholder's
                                                             Shares       capital      earnings           income         equity
===================================================================================================================================

Balance as of December 31, 2001                              $ 3.8        $ 646.1      $ 2,863.1         $ 204.7         $ 3,717.7
Comprehensive income:
Net income                                                       -              -          161.5               -             161.5
Net unrealized gains on securities available-for-sale            -              -              -           178.6             178.6
   arising during the period, net of tax
Accumulated net gains on cash flow hedges, net                   -              -              -            11.0              11.0
   of tax
                                                                                                                   ----------------
                                                                                                                   ----------------
Total comprehensive income                                                                                                   351.1
                                                                                                                   ----------------
                                                                                                                   ----------------
Capital returned to NFS                                          -         (475.0)             -               -            (475.0)
Dividend to NFS                                                  -              -          (45.0)              -             (45.0)
-----------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                                3.8          171.1        2,979.6           394.3           3,548.8
-----------------------------------------------------------------------------------------------------------------------------------
Comprehensive income:
Net income                                                       -              -          337.6               -             337.6
Net unrealized gains on securities available-for-sale            -              -              -            99.6              99.6
   arising during the period, net of tax
Accumulated net losses on cash flow hedges, net                  -              -              -           (26.6)            (26.6)
   of tax
                                                                                                                   ----------------
Total comprehensive income                                                                                                   410.6
                                                                                                                   ----------------
Capital contributed by NFS                                       -          200.2              -               -             200.2
Capital returned to NFS                                          -         (100.0)             -               -            (100.0)
Dividend to NFS                                                  -              -          (60.0)              -             (60.0)
-----------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                3.8          271.3        3,257.2           467.3           3,999.6
-----------------------------------------------------------------------------------------------------------------------------------
Comprehensive income:
Net income                                                       -              -          411.7               -             411.7
Net unrealized losses on securities available-for-sale           -              -              -           (42.7)            (42.7)
   arising during the period, net of tax
Accumulated net losses on cash flow hedges, net                  -              -              -           (30.8)            (30.8)
   of tax
                                                                                                                   ----------------
Total comprehensive income                                                                                                   338.2
                                                                                                                   ----------------
Capital contributed by NFS                                       -            3.1              -               -               3.1
Dividend to NFS                                                  -              -         (125.0)              -            (125.0)
-----------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2004                              $ 3.8        $ 274.4       $3,543.9         $ 393.8         $ 4,215.9
===================================================================================================================================

See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

                     Consolidated Statements of Cash Flows
              For the Years Ended December 31, 2004, 2003 and 2002
                                 (in millions)

                                                                                      2004               2003                2002
===================================================================================================================================
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net income                                                                       $ 411.7            $ 337.6             $ 161.5
   Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account values                              1,277.2            1,309.2             1,244.4
      Capitalization of deferred policy acquisition costs                            (496.4)            (567.2)             (648.2)
      Amortization of deferred policy acquisition costs                               410.1              375.9               670.1
      Amortization and depreciation                                                    73.0               69.3                (0.7)
      Net realized losses on investments, hedging instruments and                      36.4               85.2                75.5
        hedged items
      Decrease (increase) in accrued investment income                                  2.9              (38.4)              (22.0)
      Increase in other assets                                                       (306.4)            (697.5)             (606.1)
      Increase in policy and other liabilities                                        324.4              342.3               463.1
      Income from discontinued operations                                                 -                  -                (0.7)
      Other, net                                                                        1.5               45.4                38.7
-----------------------------------------------------------------------------------------------------------------------------------
         Net cash provided by continuing operations                                 1,734.4            1,261.8             1,375.6
         Net cash provided by discontinued operations                                     -                  -                 0.7
-----------------------------------------------------------------------------------------------------------------------------------
         Net cash provided by operating activities                                  1,734.4            1,261.8             1,376.3
-----------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
   Proceeds from maturity of securities available-for-sale                          3,099.4            4,101.6             3,887.7
   Proceeds from sale of securities available-for-sale                              2,485.5            2,220.5             1,534.9
   Proceeds from repayments of mortgage loans on real estate                        1,920.9            1,478.3             1,009.0
   Cost of  securities available-for-sale acquired                                 (6,291.4)          (9,366.7)           (9,874.5)
   Cost of mortgage loans on real estate acquired                                  (2,169.9)          (1,914.4)           (1,810.2)
   Net change in short-term investments                                               205.9             (639.9)             (193.1)
   Disposal of subsidiary, net of cash                                                    -                  -               (20.0)
   Collateral received (paid) - securities lending, net                                89.4              (26.1)              158.9
   Other, net                                                                        (357.2)             280.3              (136.2)
-----------------------------------------------------------------------------------------------------------------------------------
         Net cash used in investing activities                                     (1,017.4)          (3,866.4)           (5,443.5)
-----------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
   Net proceeds from issuance of long-term debt to NFS                                    -              100.0               300.0
   Net change in short-term debt                                                       15.2              199.8              (100.0)
   Capital contributed by NFS                                                           3.1              200.2                   -
   Capital returned to NFS                                                                -             (100.0)             (475.0)
   Cash dividends paid to NFS                                                        (125.0)             (60.0)              (35.0)
   Investment and universal life insurance product deposits                         3,561.6            5,116.1             6,278.9

   Investment and universal life insurance product withdrawals                     (4,156.5)          (2,852.3)           (1,923.4)

   Other, net                                                                                                -                   -
-----------------------------------------------------------------------------------------------------------------------------------
         Net cash (used in) provided by financing activities                         (701.6)           2,603.8             4,045.5
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                        15.4               (0.8)              (21.7)
Cash, beginning of period                                                               0.1                0.9                22.6
-----------------------------------------------------------------------------------------------------------------------------------
         Cash, end of period                                                         $ 15.5              $ 0.1               $ 0.9
===================================================================================================================================

See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                        DECEMBER 31, 2004, 2003 AND 2002



(1)  ORGANIZATION AND DESCRIPTION OF BUSINESS

Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of life insurance and retirement savings products in the United States of America (U.S.) and is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public group retirement plans, other investment products sold to institutions, life insurance and advisory services. The Company sells its products through a diverse network of distribution channels, including independent broker/dealers, financial institutions, wirehouse and regional firms, financial institutions, pension plan administrators, life insurance specialists and representatives of certain certified public accounting firms. The Company also sells its products through the following affiliated producers: Nationwide Retirement Solutions, Inc. (NRS); TBG Insurance Services Corporation (TBG Financial); Nationwide Financial Network (NFN, formerly referred to as Nationwide Provident) producers; and Nationwide agents.

Wholly-owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (GAAP), which differ from statutory accounting practices. The statutory financial statements of NLIC and NLAIC are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (ODI). The ODI has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. NLIC and NLAIC have no statutory accounting practices that differ from NAIC SAP. See Note 13 for discussion of statutory capital requirements and dividend limitations.

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs (DAC) for investment products and universal life insurance products, impairment losses on investments, valuation allowances for mortgage loans on real estate, federal income taxes, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(a)  Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. As discussed in Notes 3 and 11, effective December 31, 2003, the Company applied the provisions of Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46R), issued by the Financial Accounting Standards Board (FASB), to those variable interest entities (VIEs) with which it is associated. This resulted in deconsolidating certain VIEs which the Company previously had consolidated, as of that date. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(b)  Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder's equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required if such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a "structured product model" is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company's structured product model is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2004, 70.0% of the fair values of fixed maturity securities were obtained from independent pricing services, 21.2% from the Company's pricing matrices and 8.8% from other sources.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

Under the Company's accounting policy for equity securities and debt securities that can be contractually prepaid or otherwise settled in a way that may limit the Company's ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment for a reasonable period until the security's forecasted recovery and evidence exists indicating that recovery will occur in a reasonable period of time. Also, for such debt securities the Company estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate, considering both timing and amount, then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.

For other debt and equity securities, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security; the amount and length of time a security's fair value has been below amortized cost or cost; specific credit issues and financial prospects related to the issuer; the Company's intent to hold or dispose of the security; and current economic conditions.

Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amounts.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.

Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains and losses on investments, hedging instruments and hedged items. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company and reflects the Company's best estimate of probable credit losses, including losses incurred at the balance sheet date, but not yet identified by specific loan. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company's mortgage loan valuation allowances and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.

(c)  Derivative Instruments

Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in realized gains and losses on investments, hedging instruments and hedged items.

The Company may enter into "receive fixed/pay variable" interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recorded in AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategies. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

(d)  Revenues and Benefits

Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(e)  Deferred Policy Acquisition Costs

The Company has deferred the costs of acquiring investment products and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new or renewal business. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b).

The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is currently 8% growth per year. If actual net separate account performance varies from the 8% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the Standard and Poor's (S&P) 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be negative or in excess of 15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

The Company evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. These parameters are designed to appropriately reflect the Company's long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company's recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period of time, or if the recorded balance falls outside of these parameters and the Company determines it is not reasonably possible to get back within this period of time, assumptions are required to be unlocked and DAC is recalculated using revised best estimate assumptions. Otherwise, DAC is not unlocked to reflect updated assumptions. If DAC assumptions were unlocked and revised, the Company would continue to use the reversion to the mean process.

For other investment products and universal life insurance products, DAC is adjusted each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently in the consolidated statements of income.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(f)  Separate Accounts

Separate account assets and liabilities represent contract holders' funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the separate accounts is not reflected in the consolidated statements of income except for:
(i) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned; and (ii) the activity related to guaranteed minimum death benefit (GMDB) and guaranteed minimum income benefit (GMIB) contracts, which are riders to existing variable annuity contracts.

(g)  Future Policy Benefits

The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The liability for funding agreements to an unrelated third party trust equals the balance that accrues to the benefit of the contract holder, including interest credited. The funding agreements constitute insurance obligations considered annuity contracts under Ohio insurance law.

The liability for future policy benefits for traditional life insurance policies has been calculated by the net level premium method using interest rates varying from 5.4% to 6.0% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0%. Also, as of December 31, 2004 and 2003, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and the proceeds reinvested at lower rates, which would have resulted in the use of a lower discount rate, as discussed in Note 2(b).

(h)  Participating Business

Participating business represented approximately 11% in 2004 (13% in 2003 and 15% in 2002) of the Company's life insurance in force, 55% of the number of life insurance policies in force in 2004 (56% in 2003 and 59% in 2002) and 7% of life insurance statutory premiums in 2004 (11% in 2003 and 9% in 2002). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the accompanying consolidated balance sheets.

(i)  Federal Income Tax

The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(j)  Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related balances of the Company.

(k)  Discontinued Operations

As described more fully in Note 16, during 2002 NLIC paid a dividend to NFS in the form of all of the shares of common stock of Nationwide Securities, Inc.
(NSI), a wholly-owned broker/dealer subsidiary engaged in the asset management business. As such, the results of operations of NSI are reflected as discontinued operations in 2002.

(l)  Reclassification

Certain items in the 2003 and 2002 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

(3)  RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2004, the Emerging Issues Task Force (EITF) reached consensus on further guidance concerning the identification of and accounting for other-than-temporary impairments and disclosures for cost method investments, as required by EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1), which was issued on October 23, 2003. The Company disclosed in its Quarterly Report on Form 10-Q for the period ended June 30, 2004 that this additional guidance would be applied during its third quarter beginning July 1, 2004. Also, effective June 30, 2004, the Company revised its method of evaluating securities to be sold based on additional interpretation of the intent to hold criteria in EITF 03-1. This revision had no impact on the Company's financial position or results of operations.

On September 8, 2004, the FASB exposed for comment FASB Staff Position (FSP) EITF Issue 03-1-a, which was intended to provide guidance related to the application of paragraph 16 of EITF 03-1, and proposed FSP EITF Issue 03-1-b, which proposed a delay in the effective date of EITF 03-1 for debt securities that are impaired because of interest rate and/or sector spread increases. Based on comments received on these proposals, on September 30, 2004 the FASB issued FSP EITF 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, which delayed the effectiveness of the guidance in EITF 03-1 in its entirety, with the exception of certain disclosure requirements. The delay had no impact on the Company's financial position or results of operations. The Company continues to actively monitor its portfolio for any securities deemed to be other-than-temporarily impaired, based on the guidance in Statement of Financial Accounting Standards (SFAS) No. 115, Accounting for Certain Investments in Debt and Equity Securities, and the Securities and Exchange Commission (SEC) Staff Accounting Bulletin No. 59, Accounting for Noncurrent Marketable Equity Securities. Due to uncertainty regarding the ultimate guidance to be issued, the Company cannot reasonably estimate the impact on the Company's financial position or results of operations, if any, of adopting EITF 03-1.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

In June 2004, the FASB issued FSP FAS 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability (FSP FAS 97-1), to clarify the guidance related to unearned revenue reserves (URR). The primary purpose of FSP FAS 97-1 is to address the practice question of whether Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1), issued by the American Institute of Certified Public Accountants (AICPA), restricts the application of the URR guidance in SFAS No. 97 to situations in which profits are expected to be followed by losses. Because the Company was computing its URR in accordance with FSP FAS 97-1 at the time SOP 03-1 was adopted, the issuance of FSP FAS 97-1 had no impact on the Company's financial position or results of operations at the time of adoption.

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the
Act) was signed into law on December 8, 2003. In accordance with FSP FAS 106-1, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP FAS 106-1), issued in January 2004, the Company elected to defer accounting for the effects of the Act until the FASB issues guidance on how to account for the provisions of the Act. In May 2004, the FASB issued FSP FAS 106-2, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP FAS 106-2), which superceded FSP FAS 106-1 and provided guidance on accounting and disclosures related to the Act. Specifically, measures of the accumulated postretirement benefit obligation and net periodic postretirement benefit cost on or after the date of enactment must reflect the effects of the Act. The Company's adoption of FSP FAS 106-2, effective June 30, 2004, had no impact on the Company's financial position or results of operations due the application of Company maximum contribution caps and because the Company does not apply to the United States government for benefit reimbursements.

In December 2003, the FASB issued SFAS No. 132 (revised 2003), Employers' Disclosures about Pensions and Other Postretirement Benefits - an amendment of FASB Statements No. 87, 88 and 106 (SFAS 132R). SFAS 132R provides revised disclosure guidance for pension and other postretirement benefit plans but does not change the measurement or recognition of those plans under existing guidance. Disclosures previously required under SFAS No. 132, Employers' Disclosures about Pensions and Other Postretirement Benefits, which was replaced by SFAS 132R, were retained. In addition, SFAS 132R requires additional disclosures about the assets, obligations, cash flows and net periodic benefit cost of defined benefit pension plans and other postretirement benefit plans on both an interim period and annual basis. See Note 15 for required disclosures. The Company adopted SFAS 132R effective December 31, 2003, except for the provisions relating to annual disclosures about estimated benefit payments, which was adopted in the fourth quarter of 2004, as permitted by SFAS 132R. Adoption of this Statement had no impact on the Company's financial position or results of operations.

In July 2003, the AICPA issued SOP 03-1 to address many topics. The most significant topic affecting the Company was the accounting for contracts with GMDB. SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, return based on a contractually referenced pool of assets or index, annuitization options, and sales inducements to contract holders. The Company adopted SOP 03-1 effective January 1, 2004, which resulted in a $3.3 million charge, net of tax, as the cumulative effect of adoption of this accounting principle.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the components of cumulative effect adjustments recorded in the Company's 2004 consolidated statements of income:

(in millions)                                                                                                      JANUARY 1, 2004
===================================================================================================================================
Increase in future policy benefits:
   Ratchet interest crediting                                                                                              $ (12.3)
   Secondary guarantees - life insurance                                                                                      (2.4)
   GMDB claim reserves                                                                                                        (1.8)
   GMIB claim reserves                                                                                                        (1.0)
-----------------------------------------------------------------------------------------------------------------------------------
      Subtotal                                                                                                               (17.5)
Adjustment to amortization of deferred policy acquisition costs related to above                                              12.4
Deferred federal income taxes                                                                                                  1.8
-----------------------------------------------------------------------------------------------------------------------------------
      Cumulative effect of adoption of accounting principle, net of tax                                                     $ (3.3)
===================================================================================================================================

In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51), states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51 to certain VIEs where: (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or
(ii) the entity does not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applied to entities formed after January 31, 2003. In October 2003, the FASB delayed the implementation date of FIN 46 for VIEs formed prior to January 31, 2003 to interim periods ending after December 15, 2003, with earlier adoption permitted.

In December 2003, the FASB issued FIN 46R, which required all public companies to apply the provisions of FIN 46 or FIN 46R to special purpose entities created prior to February 1, 2003. Once adopted by an entity, FIN 46R replaces FIN 46. At a minimum, public companies were required to apply the provisions of FIN 46R or the unmodified provisions of FIN 46 to entities that were considered "special purpose entities" in practice and under applicable GAAP by the end of the first reporting period ending after December 15, 2003. Companies were permitted to apply either FIN 46 or FIN 46R to special purpose entities at the initial effective date on an entity-by-entity basis. The Company has no variable interests in special purpose entities. The primary difference between FIN 46R and FIN 46 was the criteria to be followed in determining the primary beneficiary. The primary beneficiary could be different based on the two Interpretations. The Company adopted the remaining provisions of FIN 46R effective January 1, 2004. See Note 19 for further discussion.

In May 2003, the FASB issued SFAS No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (SFAS 150). SFAS 150 establishes standards for the classification and measurement of certain freestanding financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Further, SFAS 150 requires disclosure regarding the terms of those instruments and settlement alternatives. As originally issued, the guidance in SFAS 150 was generally effective for financial instruments entered into or modified after May 31, 2003, and otherwise effective at the beginning of the first interim period beginning after June 15, 2003. Adjustments required as a result of the application of SFAS 150 to existing instruments should be reported as the cumulative effect of a change in accounting principle. In November 2003, the FASB issued FSP No. 150-3, Effective Date, Disclosures, and Transition for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests under FASB Statement No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (FSP 150-3). FSP 150-3 clarified that SFAS 150 does not apply to certain mandatorily redeemable financial instruments issued by limited-life subsidiaries, including those issued by subsidiary trusts of the Company. The adoption of SFAS 150 on July 1, 2003 had no impact on the Company's financial position or results of operations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (SFAS 149). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 149 is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 had no impact on the Company's financial position or results of operations

In April 2003, the FASB released Statement 133 Implementation Issue B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (DIG
B36). DIG B36 addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (i.e. bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance or similar arrangement because the yield on the receivable and payable is based on or referenced to a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The effective date of implementation was the first day of the first fiscal quarter beginning after September 15, 2003 (October 1, 2003 for the Company). Upon adoption of DIG B36 on October 1, 2003, the Company recorded a derivative liability of $0.9 million, deferred taxes of $0.3 million and a charge of $0.6 million as the cumulative effect of adoption of this accounting principle.

(4)  RISK DISCLOSURES

The following is a description of the most significant risks facing the Company and how it mitigates those risks:

Credit Risk: The risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company mitigates this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing, or liquidating investments; determines whether any securities are impaired or loans are deemed uncollectible; and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company's reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management's risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to, and the Company's current and expected future capital position.

Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, e.g. increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company mitigates this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Ratings Risk: The risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company and certain subsidiaries. The Company is at risk to changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. To mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.

Financial Instruments with Off-Balance Sheet Risk: The Company is a party to financial instruments with off-balance sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the underlying contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is generally to lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $243.7 million extending into 2005 were outstanding as of December 31, 2004. The Company also had $68.1 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2004.

Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. Any exposures related to derivative activity are aggregated with other credit exposures between the Company and the derivative counterparty to assess adherence to established credit limits. As of December 31, 2004, the Company's credit risk from these derivative financial instruments was $46.3 million, net of $415.7 million of cash collateral and $222.5 million in securities pledged as collateral.

Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2004, approximately 82% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets result in corresponding increases and decreases in the Company's separate account assets and reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in GMDB or guaranteed minimum accumulation benefit (GMAB) claims, which may require the Company to accelerate the amortization of DAC.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Many of the Company's individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims. The Company utilizes a combination of risk management techniques to mitigate this risk. In general, for most contracts issued prior to July 2002, the Company obtained reinsurance from independent third parties, whereas for certain contracts issued after December 2002, the Company has been executing an economic hedging program. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contract holder's premium payments. However the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 index futures, which provides an offset to changes in the value of the designated obligation. The Company's economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore, the hedging activity will lead to volatility of earnings. This volatility was negligible in 2004. As of December 31, 2004, the net amount at risk, defined as the excess of the death benefit over the account value, was $1.71 billion before reinsurance and $296.5 million net of reinsurance. As of December 31, 2004 and 2003, the Company's reserve for GMDB claims was $23.6 million and $21.8 million, respectively. See Note 3 for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

The Company also offers certain variable annuity products with a GMAB rider. A GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contract holder at the time of issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including the requirement that a significant portion of the premium be allocated to a guaranteed term option (GTO) that is a fixed rate investment, thereby reducing the equity exposure. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from and valued apart from the host variable annuity contract. The embedded derivative is carried at fair value and reported in other future policy benefits and claims. The Company initially records an offset to the fair value of the embedded derivative on the balance sheet, which is amortized through the income statement over the term of the GMAB period of the contract. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company began selling contracts with the GMAB feature on May 1, 2003. Beginning October 1, 2003, the Company launched an enhanced version of the rider that offered increased equity exposure to the contract holder in return for a higher charge. The Company simultaneously began economically hedging the GMAB exposure for those risks that exceed a level it considered acceptable. The GMAB economic hedge consists of shorting interest rate futures and S&P 500 futures contracts and does not qualify for hedge accounting under SFAS 133. See
Note 2(c) for discussion of economic hedges. The objective of the GMAB economic hedge strategy is to manage the exposures with risk beyond a level considered acceptable to the Company. The Company is exposed to equity market risk related to the GMAB feature should the growth in the underlying investments, including any GTO investment, fail to reach the guaranteed return level. The GMAB embedded derivative will create volatility in earnings, however the hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2004 and 2003. As of December 31, 2004 and 2003, the fair value of the GMAB embedded derivative was valued at $20.6 million and $4.3 million, respectively. The increase in the fair value of the GMAB embedded derivative was driven by the value of new business sold during 2004.

Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2004, the Company had a diversified portfolio with no more than 25.1% in any geographic region of the U.S. and no more than 1.6% with any one borrower. As of December 31, 2004, 30.0% of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

Significant Business Concentrations: As of December 31, 2004, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company's financial position.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Guarantee Risk: In connection with the selling of securitized interests in Low-Income-Housing Tax Credit Funds (Tax Credit Funds), the Company guarantees a specified minimum return to the investor. The guaranteed return varies by transaction and follows general market trends. The Company's risk related to securitized interests in Tax Credit Funds is that the tax benefits provided to the investor are not sufficient to provide the guaranteed cumulative after-tax yields. The Company mitigates these risks by having qualified individuals with extensive industry experience perform due diligence on each of the underlying properties to ensure they will be capable of delivering the amount of credits anticipated and by requiring cash reserves to be held at various levels within these structures to provide for possible shortfalls in the amount of credits generated. See Note 18 for further discussion of Tax Credit Funds.

Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account life, annuity and health business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts and totaled $894.3 million as of December 31, 2004. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the contract holder. Under the terms of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in each of the underlying contracts.

Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the pledged securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the period it is pledged as collateral.

Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned to be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements for financial instruments. For this reason, among others, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues, and future expenses, including assumptions about interest rates, default, prepayment and volatility. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Although insurance contracts are specifically exempted from the disclosure requirements (other than those that are classified as investment contracts), the Company's estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

In estimating its fair value disclosures, the Company used the following methods and assumptions:

Fixed maturity and equity securities available-for-sale: The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a "structured product model" is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company's structured product model is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2004, 70.0% of the fair values of fixed maturity securities were obtained from independent pricing services, 21.2% from the Company's pricing matrices and 8.8% from other sources.

Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan's effective interest rate.

Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Separate account assets and liabilities: The fair values of assets held in separate accounts are based on quoted market prices of the underlying securities. The fair value of liabilities related to separate accounts are the amounts payable on demand, which are net of certain surrender charges.

Investment contracts: The fair values of the Company's liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, COLI, BOLI, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies for which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

Short-term debt and collateral received-securities lending and derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Long-term debt, payable to NFS: The fair values for long-term debt are based on estimated market prices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Commitments to extend credit: Commitments to extend credit have nominal fair values because of the short-term nature of such commitments. See Note 4.

Interest rate and cross-currency interest rate swaps: The fair values for interest rate and cross-currency interest rate swaps are calculated with pricing models using current rate assumptions.

Futures contracts: The fair values for futures contracts are based on quoted market prices.

The following table summarizes the carrying amounts and estimated fair values of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts as of December 31:

                                                               2004                              2003
                                                           -------------------------------  -------------------------------
                                                           -------------------------------  -------------------------------
                                                             CARRYING        ESTIMATED         Carrying        Estimated
(in millions)                                                 AMOUNT         FAIR VALUE         amount        fair value
===========================================================================================================================
===========================================================================================================================

ASSETS
Investments:
   Securities available-for-sale:
      Fixed maturity securities                               $ 27,652.0       $ 27,652.0       $ 26,946.8      $ 26,946.8
      Equity securities                                             48.1             48.1             85.6            85.6
   Mortgage loans on real estate, net                            8,649.2          8,942.7          8,345.8         8,830.0
   Policy loans                                                    644.5            644.5            618.3           618.3
   Short-term investments                                        1,645.8          1,645.8          1,860.8         1,860.8
Cash                                                                15.5             15.5              0.1             0.1
Assets held in separate accounts                                60,798.7         60,798.7         57,084.5        57,084.5

LIABILITIES
Investment contracts                                           (29,196.6)       (26,870.6)       (28,663.4)      (27,239.8)
Policy reserves on life insurance contracts                     (7,186.5)        (7,153.9)        (6,715.7)       (6,311.3)
Short-term debt                                                   (215.0)          (215.0)          (199.8)         (199.8)
Long-term debt, payable to NFS                                    (700.0)          (743.9)          (700.0)         (803.7)
Collateral received - securities lending and derivatives        (1,289.9)        (1,289.9)        (1,521.1)       (1,521.1)
Liabilities related to separate accounts                       (60,798.7)       (59,651.2)       (57,084.5)      (56,118.6)

Derivative financial instruments
Interest rate swaps hedging assets                                 (72.1)           (72.1)           (99.4)          (99.4)
Cross-currency interest rate swaps                                 495.0            495.0            599.1           599.1
Futures contracts                                                   (6.5)            (6.5)           (25.2)          (25.2)
Other derivatives                                                   36.1             36.1              4.6             4.6
---------------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(6)  DERIVATIVE FINANCIAL INSTRUMENTS

QUALITATIVE DISCLOSURE

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. To mitigate this risk, the Company enters into various types of derivative instruments to minimize this mismatch, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps and short Euro futures to manage this risk.

Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. LIBOR. The net receipt of a variable rate will then match the variable rate paid on the liability.

Short Euro futures, when considered in combination with the fixed-rate instruments, effectively change the fixed rate cash flow exposure to variable rate cash flows. With short Euro futures, if interest rates rise (fall), the gains (losses) on the futures are recognized in investment income. When combined with the fixed income received on the investment, the gains and losses on the Euro futures contracts results in a variable stream of cash inflows, which matches the variable interest paid on the liability.

As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. To manage this risk, the Company enters into short U.S. Treasury futures during the commitment period.

With short U.S. Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company periodically purchases variable rate investments (i.e. commercial mortgage loans and corporate bonds). As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. To manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap. The net receipt of a fixed rate will then match the fixed rate paid on the liability.

Foreign Currency Risk Management

In conjunction with the Company's medium-term note (MTN) program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and related interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a U.S. dollar rate.

For a fixed rate foreign liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency and pay a variable U.S. dollar rate, generally 3-month U.S. LIBOR. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate in the foreign currency and pay a variable U.S. dollar rate, generally 3-month U.S. LIBOR. In both cases, the terms of the foreign currency received on the swap will exactly match the terms of the foreign currency paid on the liability, thus eliminating currency risk. Because the resulting cash flows in both cases remain variable, the Company has designated such cross-currency interest rate swaps as fair value hedging relationships.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. To manage this risk, the Company uses cross-currency interest rate swaps to convert these assets to variable U.S. dollar rate instruments.

Cross-currency interest rate swaps on investments are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. Because the resulting cash inflows remain variable, the Company has designated such cross-currency interest rate swaps in fair value hedging relationships.

Equity Market Risk Management

Many of the Company's individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a contractually defined amount. Such specified amounts vary from contract to contract based on the date the contract was entered into as well as the GMDB feature elected. A decline in the stock market may cause the contract value to fall below this specified amount and the net amount at risk to increase. The net amount at risk is the amount by which the GMDB exceeds the contract value at any given time and is a primary indicator of potential future GMDB claims. To manage this risk, the Company has implemented a GMDB hedging program for certain new and existing business. The program, which is an economic hedge but does not qualify for hedge accounting under SFAS 133, as discussed in
Note 2(c), is designed to offset a specified portion of changes in the value of the GMDB obligation. Currently the program shorts S&P 500 index futures, which in turn provides a partial offset to changes in the value of the designated obligation. Prior to implementation of the GMDB hedging program in 2003, the Company managed the risk of these benefits primarily by entering into reinsurance arrangements. See Note 4 for additional discussion.

The Company also offers certain variable annuity products with a GMAB rider. A GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. A GMAB is an embedded derivative, and as such, the equity exposure in this product is recognized at fair value, separately from the annuity contract, with changes in fair value recognized in the statements of income. The Company is exposed to equity market risk to the extent that the underlying investment options, which can include fixed and variable components selected by the contract holder, do not generate enough earnings over the life of the contract to at least equal the adjusted premiums. The Company is economically hedging the GMAB exposure for those risks that exceed a level considered acceptable by purchasing interest rate futures and shorting S&P 500 futures. The GMAB economic hedge does not qualify for hedge accounting under SFAS 133. See Note 2(c).

Other Non-Hedging Derivatives

The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

QUANTITATIVE DISCLOSURE

Fair Value Hedges

During the years ended December 31, 2004, 2003 and 2002, a net loss of $11.3 million, a net gain of $4.2 million and a net gain of $7.1 million, respectively, were recognized in net realized gains and losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

Cash Flow Hedges

For the years ended December 31, 2004, 2003 and 2002, the ineffective portion of cash flow hedges was a net gain of $1.0 million, a net loss of $5.4 million and a net gain of $1.8 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

The Company anticipates reclassifying less than $0.5 million in losses out of AOCI over the next 12-month period.

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less. However, in 2003, the Company did enter into a hedge of a forecasted purchase of shares of a specified mutual fund, where delivery of the shares will occur 30 years in the future. During 2004, 2003 and 2002, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.

Other Derivative Instruments, Including Embedded Derivatives

Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2004, 2003 and 2002 included a net gain of $8.1 million, a net gain of $11.8 million and a net loss of $2.2 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2004, 2003 and 2002, a net loss of $5.9 million and net gains of $4.2 million and $120.4 million, respectively, were recorded in net realized gains and losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. Additional net gains of $5.9 million and $0.9 million and a net loss of $119.6 million were recorded in net realized gains and losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2004, 2003 and 2002, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)                                                                                          2004                 2003
===================================================================================================================================

Interest rate swaps:
   Pay fixed/receive variable rate swaps hedging investments                                        $ 1,891.5            $ 1,954.7
   Pay variable/receive fixed rate swaps hedging investments                                            152.8                188.2
   Pay variable/receive variable rate swaps                                                             145.0                154.0
   Pay variable/receive fixed rate swaps hedging liabilities                                            275.0                500.0
   Pay variable/receive variable rate swaps hedging liabilities                                         280.0                430.0
   Pay fixed/receive variable rate swaps hedging liabilities                                            275.0                    -
   Other contracts hedging investments                                                                   43.9                 10.0
Cross-currency interest rate swaps:
    Hedging foreign currency denominated investments                                                    400.9                580.1
    Hedging foreign currency denominated liabilities                                                  2,028.8              2,643.9
Credit default swaps and other non-hedging instruments                                                  836.0                832.5
Equity option contracts                                                                                 190.9                    -
Futures contracts                                                                                       387.0              2,615.8
-----------------------------------------------------------------------------------------------------------------------------------
       Total                                                                                        $ 6,906.8            $ 9,909.2
===================================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


(7)  INVESTMENTS

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

                                                                                            GROSS           GROSS
                                                                         AMORTIZED       UNREALIZED      UNREALIZED       ESTIMATED
(in millions)                                                               COST            GAINS          LOSSES        FAIR VALUE
===================================================================================================================================
===================================================================================================================================
December 31, 2004:
Fixed maturity securities:
   U.S. Treasury securities and obligations of U.S.
     Government corporations                                                $ 81.1          $ 13.9           $ 0.1          $ 94.9
   Agencies not backed by the full faith and credit
     of the U. S. Government1                                              1,101.0            81.6             1.0         1,181.6
   Obligations of states and political subdivisions                          246.8             3.1             2.7           247.2
   Debt securities issued by foreign governments                              41.6             2.7             0.1            44.2
   Corporate securities
      Public                                                              10,192.0           448.9            26.4        10,614.5
      Private                                                              6,633.6           342.9            24.1         6,952.4
   Mortgage-backed securities - U.S. Government-backed                     4,628.8            59.5            16.3         4,672.0
   Asset-backed securities                                                 3,783.8            87.7            26.3         3,845.2
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities                                  26,708.7         1,040.3            97.0        27,652.0
Equity securities                                                             37.7            10.5             0.1            48.1
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
            Total securities available-for-sale                         $ 26,746.4       $ 1,050.8          $ 97.1       $27,700.1
===================================================================================================================================
===================================================================================================================================

December 31, 2003:
Fixed maturity securities:
   U.S. Treasury securities and obligations of U.S.
     Government corporations and agencies                                $ 1,042.5          $ 61.0           $ 1.9       $ 1,101.6
   Obligations of states and political subdivisions                          167.6             1.0             5.2           163.4
   Debt securities issued by foreign governments                              51.8             2.0             0.8            53.0
   Corporate securities
      Public                                                              10,000.0           503.7            26.2        10,477.5
      Private                                                              6,454.2           469.1            25.3         6,898.0
   Mortgage-backed securities - U.S. Government-backed                     3,990.1            73.9            21.8         4,042.2
   Asset-backed securities                                                 4,144.0           129.0            61.9         4,211.1
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities                                  25,850.2         1,239.7           143.1        26,946.8
Equity securities                                                             74.0            11.8             0.2            85.6
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
            Total securities available-for-sale                         $ 25,924.2       $ 1,251.5         $ 143.3      $ 27,032.4
===================================================================================================================================
===================================================================================================================================

---------
1 During the fourth quarter of 2004, the Company began reporting separately amounts for agencies not backed by the full faith and credit of the U.S. Government.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2004. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                 AMORTIZED            ESTIMATED
(in millions)                                                                                      COST              FAIR VALUE
====================================================================================================================================

Fixed maturity securities available-for-sale:
   Due in one year or less                                                                           $ 1,354.4            $ 1,375.3
   Due after one year through five years                                                               7,289.8              7,607.0
   Due after five years through ten years                                                              6,807.0              7,150.5
   Due after ten years                                                                                 2,844.9              3,002.0
------------------------------------------------------------------------------------------------------------------------------------
Subtotal                                                                                              18,296.1             19,134.8
    Mortgage-backed securities - U.S. Government-backed                                                4,628.8              4,672.0
    Asset-backed securities                                                                            3,783.8              3,845.2
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                                               $ 26,708.7           $ 27,652.0
====================================================================================================================================

The following table presents the components of unrealized gains on securities available-for-sale, net, as of December 31:

(in millions)                                                                                           2004                2003
==================================================================================================================================

Net unrealized gains, before adjustments and taxes                                                    $ 953.7           $ 1,108.2
Adjustment to DAC                                                                                      (144.6)             (243.7)
Adjustment to future policy benefits and claims                                                        (121.6)             (110.6)
Deferred federal income tax                                                                            (240.6)             (264.2)
----------------------------------------------------------------------------------------------------------------------------------
   Net unrealized gains                                                                               $ 446.9             $ 489.7
==================================================================================================================================

The following table presents an analysis of the net (decrease) increase in net unrealized gains on securities available-for-sale for the years ended December 31:

(in millions)                                                             2004                 2003                2002
===============================================================================================================================

   Fixed maturity securities                                        $             (153.3)  $            61.9               625.5
   Equity securities                                                                (1.2)               12.4               (11.8)

-------------------------------------------------------------------------------------------------------------------------------
     Net change                                                     $             (154.5)  $            74.3               613.7
===============================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table summarizes by time the gross unrealized losses on securities available-for-sale in an unrealized loss position as of the dates indicated:

                                                LESS THAN OR EQUAL                  MORE                 TOTAL
                                                    TO ONE YEAR                THAN ONE YEAR
                                          -----------------------------------------------------------------------------------------
                                                              GROSS                        GROSS                         GROSS
                                           ESTIMATED       UNREALIZED    ESTIMATED      UNREALIZED     ESTIMATED       UNREALIZED
(in millions)                              FAIR VALUE        LOSSES      FAIR VALUE       LOSSES      FAIR VALUE         LOSSES
===================================================================================================================================

December 31, 2004:
Fixed maturity securities:
   U.S. Treasury securities and
     obligations of U.S. Government
     corporations                                 $ 5.7           $ 0.1        $ 0.2             $ -         $ 5.9           $ 0.1
   Agencies not backed by the full faith
     and credit of the U.S. Government1           179.9             1.0            -               -         179.9             1.0
   Obligations of states and
     political subdivisions                        68.6             0.5         52.7             2.2         121.3             2.7
   Debt securities issued by foreign
     governments                                      -               -          7.5             0.1           7.5             0.1
   Corporate securities
      Public                                    1,522.3            17.9        291.5             8.5       1,813.8            26.4
      Private                                     994.2            16.3        184.2             7.8       1,178.4            24.1
   Mortgage-backed securities - U.S.                                                                                             -
     Government-backed                          1,271.5            10.5        225.1             5.8       1,496.6            16.3
   Asset-backed securities                        728.0            15.4        229.3            10.9         957.3            26.3
-----------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities        4,770.2            61.7        990.5            35.3       5,760.7            97.0
Equity securities                                   0.7             0.1            -               -           0.7             0.1
-----------------------------------------------------------------------------------------------------------------------------------
            Total                              $4,770.9          $ 61.8      $ 990.5          $ 35.3      $5,761.4          $ 97.1
===================================================================================================================================
% of gross unrealized losses                                        64%                          36%

December 31, 2003:
Fixed maturity securities:
   U.S. Treasury securities and
    obligations of U.S. Government
     corporations and agencies                  $ 154.4           $ 1.9          $ -             $ -       $ 154.4           $ 1.9
   Obligations of states and
     political subdivisions                       123.4             5.2            -               -         123.4             5.2
   Debt securities issued by foreign
     governments                                   19.9             0.8            -               -          19.9             0.8
   Corporate securities
      Public                                    1,236.7            24.5         31.7             1.7       1,268.4            26.2
      Private                                     832.3            21.4         49.1             3.9         881.4            25.3
   Mortgage-backed securities - U.S.
     Government-backed                            984.9            21.7          5.3             0.1         990.2            21.8
   Asset-backed securities                        787.0            36.2        260.4            25.7       1,047.4            61.9
-----------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities        4,138.6           111.7        346.5            31.4       4,485.1           143.1
Equity securities                                   6.2             0.1          2.0             0.1           8.2             0.2
-----------------------------------------------------------------------------------------------------------------------------------
            Total                             $ 4,144.8         $ 111.8      $ 348.5          $ 31.5     $ 4,493.3         $ 143.3
===================================================================================================================================
% of gross unrealized losses                                      78.0%                        22.0%


---------
1 During the fourth quarter of 2004, the Company began reporting separately amounts for agencies not backed by the full faith and credit of the U.S. Government.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Proceeds from the sale of securities available-for-sale during 2004, 2003 and 2002 were $2.49 billion, $2.22 billion and $1.53 billion, respectively. During 2004, gross gains of $61.5 million ($104.0 million and $42.0 million in 2003 and 2002, respectively) and gross losses of $8.7 million ($27.6 million and $16.6 million in 2003 and 2002, respectively) were realized on those sales.

The Company had $18.0 million and $27.2 million of real estate investments as of December 31, 2004 and 2003, respectively, that were non-income producing during the preceding twelve months.

Real estate is presented at cost less accumulated depreciation of $20.9 million as of December 31, 2004 ($22.4 million as of December 31, 2003). The carrying value of real estate held for disposal totaled $2.8 million and $10.5 million as of December 31, 2004 and 2003, respectively.

The recorded investment of mortgage loans on real estate considered to be impaired was $30.0 million as of December 31, 2004 ($46.3 million as of December 31, 2003), for which the related valuation allowance was $7.6 million ($3.9 million as of December 31, 2003). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2004, the average recorded investment in impaired mortgage loans on real estate was $10.0 million ($15.4 million in 2003). Interest income recognized on those loans, which is recognized when received using the cash basis method of income recognition, totaled $1.6 million in 2004 ($3.3 million in 2003).

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)                                                          2004                2003               2002
=========================================================================================================================

Allowance, beginning of period                                    $           29.1    $           43.4   $          42.9
Net additions (reductions) charged (credited) to allowance                     4.2               (14.3)              0.5
-------------------------------------------------------------------------------------------------------------------------
   Allowance, end of period                                       $           33.3    $           29.1   $          43.4
=========================================================================================================================


During the third quarter of 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and probable losses inherent in the loan portfolio as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was reduced by $12.1 million.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table summarizes net realized losses on investments, hedging instruments and hedged items from continuing operations by source for the years ended December 31:

(in millions)                                                                       2004               2003              2002
===================================================================================================================================
===================================================================================================================================

Realized gains on sales, net of hedging losses:
   Fixed maturity securities available-for-sale                                         $ 57.5            $ 98.5            $ 42.0
   Hedging losses on fixed maturity sales                                                (15.2)            (42.4)            (36.2)
   Equity securities available-for-sale                                                    4.0               5.5                 -
   Real estate                                                                             3.7               4.2              14.0
   Mortgage loans on real estate                                                          10.7               3.0               3.2
   Mortgage loan hedging losses                                                           (4.0)             (2.4)             (1.2)
   Other                                                                                   8.3                 -               0.1
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total realized gains on sales                                                       65.0              66.4              21.9
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Realized losses on sales, net of hedging gains:
   Fixed maturity securities available-for-sale                                           (7.8)            (27.2)            (15.7)
   Hedging gains on fixed maturity sales                                                   3.7               9.2              10.7
   Equity securities available-for-sale                                                   (0.9)             (0.4)             (0.9)
   Real estate                                                                            (1.2)             (0.3)             (3.0)
   Mortgage loans on real estate                                                          (6.8)             (5.0)             (3.3)
   Mortgage loan hedging gains                                                             2.2               0.5               0.9
   Other                                                                                  (1.9)             (2.0)             (1.0)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total realized losses on sales                                                     (12.7)            (25.2)            (12.3)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Other-than-temporary and other investment impairments:

   Fixed maturity securities available-for-sale                                          (79.7)           (159.4)           (111.6)
   Equity securities available-for-sale                                                   (0.6)             (8.0)                -
   Real estate                                                                            (3.2)             (0.8)             (2.4)
   Mortgage loans on real estate, including valuation allowance adjustment                (7.1)             11.7              (6.3)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total other-than-temporary and other investment impairments                        (90.6)           (156.5)           (120.3)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Credit default swaps                                                                       0.3              13.3              (6.4)
Periodic net coupon settlements on non-qualifying derivatives                              6.6              15.6               8.9
Other derivatives                                                                         (5.0)              1.2               9.5
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total unrelated parties                                                            (36.4)            (85.2)            (98.7)
Gain on sale of limited partnership - related parties                                        -                 -              23.2
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
         Net realized losses on investments, hedging
           instruments and hedged items                                                $ (36.4)          $ (85.2)          $ (75.5)
===================================================================================================================================
===================================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)                                                                              2004           2003            2002
===================================================================================================================================

Securities available-for-sale:
   Fixed maturity securities                                                               $1,461.9      $ 1,453.1       $ 1,332.5
   Equity securities                                                                            1.2            1.4             1.9
Mortgage loans on real estate                                                                 577.4          579.7           563.8
Real estate                                                                                    17.9           21.7            26.8
Short-term investments                                                                          8.9            9.3            12.6
Derivatives                                                                                   (94.3)        (107.2)          (85.2)
Other                                                                                          78.4           64.8            31.0
-----------------------------------------------------------------------------------------------------------------------------------
      Gross investment income                                                               2,051.4        2,022.8         1,883.4
Less investment expenses                                                                       50.9           49.7            50.5
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income                                                                $2,000.5      $ 1,973.1       $ 1,832.9
===================================================================================================================================

Fixed maturity securities with an amortized cost of $52.3 million and $7.8 million as of December 31, 2004 and 2003, respectively, were on deposit with various regulatory agencies as required by law.

As of December 31, 2004 and 2003, the Company had pledged fixed maturity securities with a fair value of $51.4 million and $101.2 million, respectively, as collateral to various derivative counterparties.

As of December 31, 2004 and 2003, the Company had received $874.2 million and $976.6 million, respectively, of cash collateral on securities lending and $415.7 million and $544.5 million, respectively, of cash for derivative collateral. As of December 31, 2004, the Company had received $191.8 million of non-cash collateral on securities lending. Both the cash and non-cash collateral amounts are included in short-term investments with a corresponding liability recorded in other liabilities. As of December 31, 2004 and 2003, the Company had loaned securities with a fair value of $1.04 billion and $958.1 million, respectively. The Company also held $222.5 million and $163.0 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2004 and 2003, respectively.

(8)  DEFERRED POLICY ACQUISITION COSTS

As part of the regular quarterly analysis of DAC, at the end of the third quarter of 2002, the Company determined that using actual experience to date and assumptions consistent with those used in the second quarter of 2002, its individual variable annuity DAC balance would be outside a pre-set parameter of acceptable results. The Company also determined that it was not reasonably possible that the DAC would return to an amount within the acceptable parameter within a prescribed period of time. Accordingly, the Company unlocked its DAC assumptions for individual variable annuities and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable annuities for the three-year reversion period, the Company unlocked that assumption for all investment products and variable universal life insurance products to be consistent across product lines.

Therefore, in 2002, the Company recorded an acceleration of DAC amortization totaling $347.1 million, before tax, or $225.6 million, net of $121.5 million of tax benefit, which has been reported in the following segments in the amounts indicated, net of tax: Individual Investments - $213.4 million, Retirement Plans
- $7.8 million and Individual Protection - $4.4 million. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable universal life insurance products. The most significant assumption changes were the resetting of the Company's anchor date for reversion to the mean calculations to September 30, 2002, resetting the assumption for annual net separate account growth to 8% during the three-year reversion period for all investment products and variable life insurance products, and increasing the future lapses and costs related to GMDB on individual variable annuity contracts. These adjustments were primarily driven by the sustained downturn in the equity markets.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(9)  VARIABLE ANNUITY CONTRACTS

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contract holders. There are three primary guarantee types that are provided under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; and (3) GMIB.

The GMDB provides a specified minimum return upon death. Many, but not all, of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor's death. The Company offers six primary GMDB types:

     o RETURN OF PREMIUM - provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as "net premiums." There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

     o RESET - provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

     o RATCHET - provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary - evaluated monthly; annual - evaluated annually; and five-year - evaluated every fifth year.

     o ROLLUP - provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

     o COMBO - provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

     o EARNINGS ENHANCEMENT - provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB is a living benefit that provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB is a living benefit that provides the contract holder with a guaranteed annuitization value. The GMIB types are:

     o RATCHET - provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

     o ROLLUP - provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

     o COMBO - provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of the dates indicated:


                                         DECEMBER 31, 2004                             December 31, 2003
                                         --------------------------------------------  -------------------------------------------
                                         --------------------------------------------  -------------------------------------------
                                            ACCOUNT      NET AMOUNT     WTD. AVG.         Account      Net amount     Wtd. avg.
(in millions)                                VALUE        AT RISK1     ATTAINED AGE        value        at risk1    attained age
==================================================================================================================================
==================================================================================================================================

GMDB:
   Return of premium                          $ 9,675.4        $ 54.1             59       $ 9,700.4        $ 199.8            56
   Reset                                       17,315.9         153.2             62        17,021.2          569.4            61
   Ratchet                                      9,621.0          42.3             64         7,793.4          140.9            63
   Rollup                                         638.6           9.7             68           647.7           22.2            68
   Combo                                        2,519.9          19.2             67         2,128.7           39.6            67
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
     Subtotal                                  39,770.8         278.5             62        37,291.4          971.9            61
   Earnings enhancement                           310.1          18.0             60           314.1           10.9            59
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
     Total - GMDB                             $40,080.9       $ 296.5             62      $ 37,605.5        $ 982.8            61
==================================================================================================================================
==================================================================================================================================

GMAB:
  5 Year                                        $ 460.6         $ 0.1            N/A          $ 79.9          $ 0.1           N/A
  7 Year                                          568.4             -            N/A           125.5            0.4           N/A
  10 Year                                         304.0             -            N/A            43.4            0.1           N/A
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
     Total - GMAB                             $ 1,333.0         $ 0.1            N/A         $ 248.8          $ 0.6           N/A
==================================================================================================================================
==================================================================================================================================

GMIB2:
  Ratchet                                       $ 437.7           $ -            N/A         $ 416.6            $ -           N/A
  Rollup                                        1,188.2             -            N/A         1,131.9              -           N/A
  Combo                                             1.0             -            N/A             1.1              -           N/A
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
      Total - GMIB                            $ 1,626.9           $ -            N/A       $ 1,549.6            $ -           N/A
==================================================================================================================================
==================================================================================================================================

----------

1 Net amount at risk is calculated on a seriatum basis and represents the greater of the respective guaranteed benefit less the account value and zero. As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2005.

2 The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no net GMIB exposure.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the Company's general account for the years indicated:

(in millions)                                                     GMDB             GMAB            GMIB             TOTAL
==============================================================================================================================

Balance as of December 31, 2002                                      $ 13.7              $ -             $ -           $ 13.7
Expense provision                                                      30.0                -               -             30.0
Net claims paid                                                       (21.9)               -               -            (21.9)
Value of new business sold                                                -              4.7               -              4.7
   Change in fair value                                                   -             (0.4)              -             (0.4)
------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                        21.8              4.3               -             26.1
Expense provision                                                      25.0                -             0.8             25.8
Net claims paid                                                       (23.2)               -               -            (23.2)
Value of new business sold                                                -             24.7               -             24.7
Change in fair value                                                      -             (8.4)              -             (8.4)
------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2004                                      $ 23.6           $ 20.6           $ 0.8           $ 45.0
==============================================================================================================================


The following table summarizes account balances of contracts with guarantees that were invested in separate accounts as of the dates indicated:

                                                                                                      DECEMBER 31,    December 31,
(in millions)                                                                                             2004            2003
====================================================================================================================================

Mutual funds:
   Bond                                                                                                   $ 4,136.8       $ 4,370.7
   Domestic equity                                                                                         27,402.4        24,612.9
   International equity                                                                                     1,831.3         1,508.4
------------------------------------------------------------------------------------------------------------------------------------
      Total mutual funds                                                                                   33,370.5        30,492.0
Money market funds                                                                                          1,313.6         1,620.3
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                                                              $ 34,684.1      $ 32,112.3
====================================================================================================================================

The Company's GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2004 and December 31, 2003 (except where noted otherwise):

o Data used was based on a combination of historical numbers and future projections involving 50 and 250 stochastically generated economic scenarios as of December 31, 2004 and 2003, respectively

o    Mean gross equity performance - 8.1%

o    Equity volatility - 18.7%

o    Mortality - 100% of Annuity 2000 table

o    Asset fees - equivalent to mutual fund and product loads

o    Discount rate - 8.0%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Lapse rate assumptions vary by duration as shown below:

DURATION (YEARS)                  1         2         3         4         5         6         7         8         9         10+
-----------------------------------------------------------------------------------------------------------------------------------

Minimum                           4.50%     5.50%     6.50%     8.50%    10.50%    10.50%    10.50%    17.50%     17.50%    17.50%
MAXIMUM                           4.50%     8.50%    11.50%    17.50%    22.50%    22.50%    22.50%    22.50%     22.50%    19.50%


GMABs are considered embedded derivatives under SFAS 133, as amended, resulting in the related liabilities being separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 policy benefits.

GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes utilization ranges from a low of 3% when the contract holder's annuitization value is 10% in the money to 100% utilization when the contract holder is 90% in the money.

(10) SHORT-TERM DEBT

The following table summarizes short-term debt as of December 31:

(in millions)                                                                                      2004                2003
===================================================================================================================================

$800.0 million commercial paper program                                                                $ 134.7             $ 199.8
$350.0 million securities lending program facility                                                        47.7                   -
$250.0 million securities lending program facility                                                        32.6                   -
-----------------------------------------------------------------------------------------------------------------------------------
Total short-term debt                                                                                  $ 215.0             $ 199.8
===================================================================================================================================



The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and Nationwide Mutual Insurance Company
(NMIC) with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $2.29 billion and NLIC maintain statutory surplus in excess of $1.56 billion. The Company had no amounts outstanding under this agreement as of December 31, 2004. NLIC also has an $800.0 million commercial paper program under which borrowings are unsecured and are issued for terms of 270 days or less. NLIC is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had $134.7 million and $199.8 million in commercial paper outstanding as of December 31, 2004 and 2003, respectively, at a weighted average effective interest rate of 2.14% in 2004 and 1.07% in 2003.

NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. These loans are collateral for the facility. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NLIC had $47.7 million outstanding under this agreement as of December 31, 2004.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

In addition to the agreement described above, NMIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. These loans are collateral for the facility. Because NLIC has a variable interest in the profits from the securitization of these loans, NLIC consolidates the assets and liabilities associated with these loans and the corresponding borrowings in accordance with FIN 46R. The maximum amount available under the agreement is $250.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NMIC had $32.6 million outstanding under this agreement as of December 31, 2004.

The Company paid interest on short-term debt totaling $3.6 million, $1.3 million and $0.7 million in 2004, 2003 and 2002, respectively, including less than $0.1 million, $0.1 million and $0.5 million to NFS in 2004, 2003 and 2002, respectively.

(11) LONG-TERM DEBT

The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)                                                                                      2004                 2003
====================================================================================================================================

8.15% surplus note, due June 27, 2032                                                                  $ 300.0              $ 300.0
7.50% surplus note, due December 17, 2031                                                                300.0                300.0
6.75% surplus note, due December 23, 2033                                                                100.0                100.0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
   Total long-term debt                                                                                $ 700.0              $ 700.0
====================================================================================================================================

The Company made interest payments to NFS on surplus notes totaling $50.7 million in 2004, $47.1 million in 2003 and $30.1 million in 2002. Payments of interest and principal under the notes require the prior approval of the ODI.

(12) FEDERAL INCOME TAX

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation's ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

Under Internal Revenue Code (IRC) regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS' departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS becomes eligible to file a single life/non-life consolidated federal income tax return with all of its subsidiaries.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)                                                                                2004                 2003
==============================================================================================================================

DEFERRED TAX ASSETS:
   Future policy benefits                                                                        $ 715.5              $ 594.8
   Derivatives                                                                                         -                 11.7
   Other                                                                                           117.0                104.4
------------------------------------------------------------------------------------------------------------------------------
      Gross deferred tax assets                                                                    832.5                710.9
   Less valuation allowance                                                                         (7.0)                (7.0)
------------------------------------------------------------------------------------------------------------------------------
      Deferred tax assets, net of valuation allowance                                              825.5                703.9
------------------------------------------------------------------------------------------------------------------------------

DEFERRED TAX LIABILITIES:
   Fixed maturity securities                                                                       318.2                390.0
   Equity securities and other investments                                                          20.9                 42.7
   Deferred policy acquisition costs                                                               908.1                840.8
   Derivatives                                                                                      31.2                    -
   Other                                                                                           101.9                 88.1
------------------------------------------------------------------------------------------------------------------------------
      Gross deferred tax liabilities                                                             1,380.3              1,361.6
---------------------------------------------------------------------------------------------------------  -------------------
         Net deferred tax liability                                                              $ 554.8              $ 657.7
==============================================================================================================================

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2004, 2003 and 2002.

The Company's current federal income tax liability was $145.3 million and $106.3 million as of December 31, 2004 and 2003, respectively.

The following table summarizes federal income tax expense attributable to income from continuing operations before the cumulative effect of adoption of accounting principles for the years ended December 31:

(in millions)                                                          2004                2003               2002
=========================================================================================================================

Current                                                                   $ 181.5             $ 106.7             $ 63.7
Deferred                                                                    (61.5)              (10.5)             (55.0)
-------------------------------------------------------------------------------------------------------------------------
Federal income tax expense                                                $ 120.0              $ 96.2              $ 8.7
=========================================================================================================================


The customary relationship between federal income tax expense and pre-tax income from continuing operations before the cumulative effect of adoption of accounting principles did not exist in 2002. This was because of the impact of the $121.5 million tax benefit associated with the $347.1 million of accelerated DAC amortization reported in 2002 (see Note 8), which was calculated at the U.S. federal corporate income tax rate of 35%.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


Total federal income tax expense for the years ended December 31, 2004, 2003 and 2002 differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense and the cumulative effect of adoption of accounting principles as follows:

                                                               2004                     2003                     2002
                                                           -----------------------  -----------------------  -----------------------
                                                           -----------------------  -----------------------  -----------------------
(in millions)                                                 AMOUNT         %         Amount         %         Amount         %
====================================================================================================================================
====================================================================================================================================

Computed (expected) tax expense                                  $ 187.2     35.0         $ 152.0     35.0          $ 59.3     35.0
Tax exempt interest and dividends                                  (47.2)    (8.8)          (45.7)   (10.5)          (38.9)   (22.9)
  received deduction
Income tax credits                                                  (9.7)    (1.8)          (10.8)    (2.5)          (12.7)    (7.5)
Release of Phase III tax liability                                  (5.1)    (1.0)              -        -               -        -
Other, net                                                          (5.2)    (1.0)            0.7      0.1             1.0      0.5
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total                                                            $ 120.0     22.4          $ 96.2     22.1           $ 8.7      5.1
====================================================================================================================================
====================================================================================================================================

The Jobs Creation Act of 2004 suspends policyholder surplus accounts (PSA) during 2005 and 2006 and provides that direct and indirect distributions from the PSA during any taxable year beginning after 2004 and before 2007 be treated as zero. Because NLIC has the ability and intent to distribute this PSA balance to its shareholder during the noted period, the potential tax liability was eliminated as of December 31, 2004 (see "Release of Phase III tax liability" above). The Jobs Creation Act of 2004 had no other significant impact on the Company's tax position.

Total federal income tax paid was $142.3 million, $176.2 million and $71.0 million during the years ended December 31, 2004, 2003 and 2002, respectively. The 2002 amount includes $56.0 million for previously deferred intercompany gains for tax purposes that became due when NFS no longer qualified for inclusion in the NMIC consolidated federal income tax return.

(13) SHAREHOLDERS' EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

The statutory capital and surplus of NLIC as of December 31, 2004 and 2003 was $2.39 billion and $2.23 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2004, 2003 and 2002 was $317.7 million, $444.4 million and $92.5 million, respectively.

The Company is limited in the amount of shareholder dividends it may pay without prior approval by the ODI. As of January 1, 2005, based on statutory financial results as of and for the year ended December 31, 2004, NLIC could pay dividends totaling $192.7 million without obtaining prior approval. On March 1, 2005, NLIC paid a $25.0 million dividend to NFS.

In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(14) COMPREHENSIVE INCOME

Comprehensive income includes net income and certain items that are reported directly within separate components of shareholder's equity that bypass net income (other comprehensive income or loss). The following table summarizes the Company's other comprehensive (loss) income, before and after federal income tax benefit (expense), for the years ended December 31:

(in millions)                                                                     2004                2003               2002
====================================================================================================================================

Net unrealized (losses) gains on securities available-for-sale arising during the period:
   Gross unrealized (losses) gains                                                  $ (182.0)            $ (16.7)           $ 527.5
   Adjustment to deferred policy acquisition costs                                      99.1                56.9             (205.7)
   Adjustment to future policy benefits and claims                                     (11.0)               22.6             (133.2)
   Related federal income tax benefit (expense)                                         33.3               (22.4)             (66.0)
------------------------------------------------------------------------------------------------------------------------------------
      Net unrealized (losses) gains                                                    (60.6)               40.4              122.6
------------------------------------------------------------------------------------------------------------------------------------

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
   Gross unrealized losses                                                              27.5                91.0               86.2
   Related federal income tax benefit                                                   (9.6)              (31.8)             (30.2)
------------------------------------------------------------------------------------------------------------------------------------
      Net reclassification adjustment                                                   17.9                59.2               56.0
------------------------------------------------------------------------------------------------------------------------------------

      Other comprehensive (loss) income on securities available-for-                   (42.7)               99.6              178.6
        sale
------------------------------------------------------------------------------------------------------------------------------------

Accumulated net holding (losses) gains on cash flow hedges:
   Gross unrealized holding (losses) gains                                             (47.4)              (40.9)              16.9
   Related federal income tax benefit (expense)                                         16.6                14.3               (5.9)
------------------------------------------------------------------------------------------------------------------------------------
      Other comprehensive (loss) income on cash flow hedges                            (30.8)              (26.6)              11.0
------------------------------------------------------------------------------------------------------------------------------------

      Total other comprehensive (loss) income                                        $ (73.5)             $ 73.0            $ 189.6
====================================================================================================================================

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2004, 2003 and 2002, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


(15) PENSION PLAN, POSTRETIREMENT BENEFITS OTHER THAN PENSIONS AND RETIREMENT SAVINGS PLAN

The Company, together with other affiliated companies, sponsors pension plans covering all employees of participating companies who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Most participants are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if it is of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

Pension costs charged to operations by the Company during the years ended December 31, 2004, 2003 and 2002 were $13.7 million, $13.2 million and $10.0 million, respectively. The Company recorded prepaid pension assets of $14.6 million and $7.7 million as of December 31, 2004 and 2003, respectively.

In addition to the defined benefit pension plan, the Company, together with certain other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally are available to full-time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, by no more than 3% through 2006, at which time the cap will be frozen. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

The Company's accrued postretirement benefit expense as of December 31, 2004 and 2003 was $49.3 million and $50.5 million, respectively. The net periodic benefit cost for the Company's postretirement benefit plan as a whole was $1.1 million, $1.1 million and $3.5 million for 2004, 2003 and 2002, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following tables summarizes information regarding the funded status of the Company's pension plan as a whole and the postretirement benefit plan as a whole, both of which are U.S. plans, as of the years ended December 31:

                                                                             PENSION BENEFITS            POSTRETIREMENT BENEFITS
                                                                       -----------------------------  ------------------------------
                                                                       -----------------------------  ------------------------------
(in millions)                                                              2004            2003           2004            2003
====================================================================================================================================

CHANGE IN BENEFIT OBLIGATION:
Benefit obligation at beginning of year                                    $ 2,457.0      $ 2,236.2        $ 306.8          $ 269.7
Service cost                                                                   121.8          104.0            9.2              9.9
Interest cost                                                                  134.0          131.7           17.5             19.5
Participant contributions                                                          -              -            4.1              4.2
Plan amendment                                                                     -            1.6          (13.3)               -
Actuarial loss (gain)                                                          125.7           85.1          (10.1)            (2.8)
Benefits paid                                                                 (105.4)        (101.6)         (22.3)           (20.4)
Impact of plan merger                                                              -              -              -             26.7
------------------------------------------------------------------------------------------------------------------------------------
Benefit obligation at end of year                                            2,733.1        2,457.0          291.9            306.8
------------------------------------------------------------------------------------------------------------------------------------

CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year                               2,242.4        1,965.0          127.5            106.9
Actual return on plan assets                                                   187.3          265.4            6.2             16.5
Employer contributions1                                                        130.0          113.6           20.1             20.3
Participant contributions                                                          -              -            4.1              4.2
Benefits paid1                                                                (105.4)        (101.6)         (22.3)           (20.4)
------------------------------------------------------------------------------------------------------------------------------------
Fair value of plan assets at end of year                                     2,454.3        2,242.4          135.6            127.5
------------------------------------------------------------------------------------------------------------------------------------

Funded status                                                                 (278.8)        (214.6)        (156.3)          (179.3)
Unrecognized prior service cost                                                 25.8           30.3         (103.0)          (103.3)
Unrecognized net loss                                                          298.2          192.1           48.0             56.9
Unrecognized net asset at transition                                            (1.2)          (2.5)             -                -
------------------------------------------------------------------------------------------------------------------------------------
Prepaid (accrued) benefit cost, net                                           $ 44.0          $ 5.3       $ (211.3)        $ (225.7)
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
Accumulated benefit obligation                                             $ 2,271.6      $ 2,020.2            N/A              N/A
====================================================================================================================================

1 Employer contributions and benefits paid include only those amounts contributed directly to or paid directly from plan assets.

As a result of the 2004 postretirement health plan change, the effect of a 1% increase or decrease in the assumed health care cost trend rate on the accumulated postretirement benefit obligation (APBO) as a whole as of December 31, 2004 is $1.7 million. There is no effect on the service and interest cost for the year because health care cost trend had no material effect on plan liabilities or expense prior to the plan change at the end of 2004. Prior to 2004, the postretirement health plan costs approximated the employer dollar caps, and the health care cost trend had an immaterial effect on plan obligations and expense for the postretirement benefit plan as a whole. For this reason, the effect of a 1% increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2003 and on the net periodic benefit cost for the year ended December 31, 2003 was not calculated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Effective January 1, 2003, the pension plan was amended to improve benefits for certain participants, resulting in an increase in the projected benefit of $1.6 million. Two significant plan changes were enacted to the postretirement benefit plans as of December 31, 2002. The postretirement medical plan was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that benefit caps will increase by 3% per year, at which time the cap will be frozen. The postretirement death benefit plan was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy, and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.

The plan sponsor and all participating employers, including the Company, expect to contribute $125.0 million to the pension plan and $18.0 million to the postretirement benefit plan in 2005.

The following table summarizes benefits expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

                                                                                           PENSION           POSTRETIREMENT
(in millions)                                                                              BENEFITS             BENEFITS
------------------------------------------------------------------------------------------------------------------------------

2005                                                                                             $ 110.2               $ 23.7
2006                                                                                               112.0                 20.6
2007                                                                                               114.4                 20.1
2008                                                                                               117.6                 19.6
2009                                                                                               125.1                 19.1
2010-2014                                                                                          761.5                107.7
------------------------------------------------------------------------------------------------------------------------------

The following table summarizes the weighted average assumptions used to calculate the benefit obligations and funded status of the Company's pension plan as a whole and the postretirement benefit plan as a whole as of the December 31 measurement date for all plans:

                                                                             PENSION BENEFITS           POSTRETIREMENT BENEFITS
                                                                        ----------------------------  -----------------------------
                                                                        ----------------------------  -----------------------------
                                                                            2004           2003           2004           2003
===================================================================================================================================
===================================================================================================================================

Discount rate                                                                  5.00%          5.50%          5.70%           6.10%
Rate of increase in future compensation levels                                 3.50%          4.00%              -               -
Assumed health care cost trend rate:
Initial rate                                                                       -              -           10%1         11.00%1
Ultimate rate                                                                      -              -          5.2%1          5.20%1
Declining period                                                                   -              -       10 YEARS        11 Years
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

------------

1 The 2004 initial rate was 11.0% for participants over age 65, with an ultimate rate of 5.7%, and the 2003 initial rate was 12.0% for participants over age 65, with an ultimate rate of 5.6%.

The pension plan employs a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return on plan assets in exchange for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. Plan language requires investment in a group annuity contract backed by fixed investments with an interest rate guarantee to match liabilities for specific classes of retirees. On a periodic basis, the portfolio is analyzed to establish the optimal mix of assets given current market conditions given the risk tolerance. In the most recent study, asset sub-classes were considered in debt securities (diversified U.S. investment grade bonds, diversified high-yield U.S. securities, international fixed income, emerging markets and commercial mortgage loans) and equity investments (domestic equities, private equities, international equities, emerging market equities and real estate investments). Each asset sub-class chosen contains a diversified blend of securities from that sub-class. Investment mix is measured and monitored continually through regular investment reviews, annual liability measurements and periodic asset/liability studies.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the asset allocation for the Company's pension plan as a whole at the end of 2004 and 2003 and the target allocation for 2005, by asset category:

                                                                                 TARGET
                                                                         ALLOCATION PERCENTAGE       PERCENTAGE OF PLAN ASSETS
                                                                                                              AT END OF
                                                                        -------------------------  -------------------------------
                                                                        -------------------------  -------------------------------
Asset Category                                                                    2005                  2004            2003
==================================================================================================================================
==================================================================================================================================

Equity securities                                                               40 - 65%                      48%             45%
Debt securities                                                                 25 - 50%                      52%             55%
Real estate                                                                      0 - 10%                        -               -
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
   Total                                                                           -                         100%            100%
==================================================================================================================================
==================================================================================================================================

The postretirement benefit plan employs a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return on plan assets in exchange for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. Plan investments for retiree life insurance benefits generally include a retiree life insurance contract issued by NLIC. For retiree medical liabilities, plan investments include both a group annuity contract issued by NLIC backed by fixed investments with an interest rate guarantee and a separate account invested in diversified U.S. equities. Investment mix is measured and monitored continually through regular investment reviews, annual liability measurements and periodic asset/liability studies.

The following table summarizes the asset allocation for the Company's postretirement benefit plan as a whole at the end of 2004 and 2003 and the target allocation for 2005, by asset category:

                                                                               TARGET
                                                                       ALLOCATION PERCENTAGE         PERCENTAGE OF PLAN ASSETS
                                                                                                              AT END OF
                                                                     ---------------------------  ---------------------------------
                                                                     ---------------------------  ---------------------------------
Asset Category                                                                  2005                   2004              2003
===================================================================================================================================
===================================================================================================================================

Equity securities                                                             50 - 80%                        60%              59%
Debt securities                                                               20 - 50%                        35%              35%
Other                                                                          0 - 10%                         5%               6%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
   Total                                                                         -                           100%             100%
===================================================================================================================================
===================================================================================================================================

The following table summarizes the components of net periodic benefit cost for the Company's pension plan as a whole for the years ended December 31:

(in millions)                                                                               2004           2003           2002
===================================================================================================================================

Service cost                                                                                 $ 121.8        $ 104.0        $ 103.3
Interest cost                                                                                  134.0          131.7          135.6
Expected return on plan assets                                                                (167.7)        (156.7)        (178.6)
Recognized net actuarial loss                                                                      -            0.1              -
Amortization of prior service cost                                                               4.5            4.5            4.4
Amortization of unrecognized transition asset                                                   (1.3)          (1.3)          (1.3)
-----------------------------------------------------------------------------------------------------------------------------------
   Net periodic benefit cost                                                                  $ 91.3         $ 82.3         $ 63.4
===================================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the weighted average assumptions used to calculate the Company's net periodic pension cost, set at the beginning of each year, for the pension plan as a whole:

                                                                                            2004           2003           2002
===================================================================================================================================

Discount rate                                                                              5.50%          6.00%          6.50%
Rate of increase in future compensation levels                                             4.00%          4.50%          4.75%
Expected long-term rate of return on plan assets                                           7.25%          7.75%          8.25%
-----------------------------------------------------------------------------------------------------------------------------------


The Company employs a prospective building block approach in determining the expected long-term rate of return on plan assets. This process is integrated with the determination of other economic assumptions such as discount rate and salary scale. Historical markets are studied, and long-term historical relationships between equities and fixed income investments are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run, called a risk premium. Historical risk premiums are used to develop expected real rates of return for each asset sub-class. The expected real rates of return, reduced for investment expenses, are applied to the target allocation of each asset sub-class to produce an expected real rate of return for the target portfolio. This expected real rate of return will vary by plan and will change when the plan's target investment portfolio changes. Current market factors such as inflation and interest rates are incorporated into the process. For a given measurement date, the discount rate is set by reference to the yield on high-quality corporate bonds to approximate the rate at which plan benefits could effectively be settled. The historical real rate of return is subtracted from these bonds to generate an assumed inflation rate. The expected long-term rate of return on plan assets is the assumed inflation rate plus the expected real rate of return. This process effectively sets the expected return for the plan's portfolio at the yield for the reference bond portfolio, adjusted for expected risk premiums of the target asset portfolio. Given the prospective nature of this calculation, short-term fluctuations in the market do not impact the expected risk premiums. However, as the yield for the reference bond fluctuates, the assumed inflation rate and the expected long-term rate are adjusted in tandem.

The following table summarizes the components of net periodic benefit cost for the Company's postretirement benefit plan as a whole for the years ended December 31:

(in millions)                                                                         2004           2003           2002
=============================================================================================================================

Service cost                                                                             $ 9.2          $ 9.9         $ 13.2
Interest cost                                                                             17.5           19.5           22.5
Expected return on plan assets                                                            (8.9)          (8.0)          (9.2)
Recognized net actuarial loss                                                                -              -            0.6
Net amortization and deferral                                                            (12.1)          (9.9)          (0.5)
-----------------------------------------------------------------------------------------------------------------------------
   Net periodic benefit cost                                                             $ 5.7         $ 11.5         $ 26.6
=============================================================================================================================

The following table summarizes the weighted average assumptions used to calculate the Company's net periodic benefit cost, set at the beginning of each year, for the postretirement benefit plan as a whole:

                                                                                      2004           2003           2002
=============================================================================================================================

Discount rate                                                                            6.10%          6.60%          7.25%
Expected long-term rate of return on plan assets                                         7.00%          7.50%          7.75%
Assumed health care cost trend rate:
   Initial rate                                                                           11%1         11.3%1         11.00%
   Ultimate rate                                                                         5.2%1          5.7%1          5.50%
   Declining period                                                                   11 YEARS       11 Years        4 Years
-----------------------------------------------------------------------------------------------------------------------------

----------

1 The 2004 initial rate was 11.0% for participants over 65, with an ultimate rate of 5.7%, and the 2003 initial rate was 12.0% for participants over age 65, with an ultimate rate of 5.6%.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The Company, together with other affiliated companies, sponsors defined contribution retirement savings plans covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company's expense for contributions to these plans totaled $5.8 million, $5.5 million and $5.7 million for 2004, 2003 and 2002, respectively, including $0.5 million related to discontinued operations for 2002.

(16) RELATED PARTY TRANSACTIONS

The Company has entered into significant, recurring transactions and agreements with NMIC and other affiliates as a part of its ongoing operations. The nature of the transactions and agreements include annuity and life insurance contracts, reinsurance agreements, cost sharing agreements, administration services agreements, marketing agreements, office space leases, intercompany repurchase agreements and cash management services agreements. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC
(NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2004, 2003 and 2002, the Company made payments to NMIC and NSC totaling $194.6 million, $170.4 million and $135.6 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $5.75 billion and $5.22 billion as of December 31, 2004 and 2003, respectively. Total revenues from these contracts were $136.5 million, $138.9 million and $143.3 million for the years ended December 31, 2004, 2003 and 2002, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $107.9 million, $111.8 million and $114.8 million for the years ended December 31, 2004, 2003 and 2002, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered to the Company's customers as investment options in certain of the Company's products. As of December 31, 2004 and 2003, customer allocations to GGI funds totaled $14.06 billion and $12.80 billion, respectively. For the years ended December 31, 2004 and 2003, GGI paid the Company $44.5 million and $38.6 million, respectively, for the distribution and servicing of these funds.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC's accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2004, 2003 and 2002 were $335.6 million, $286.7 million and $325.0 million, respectively, while benefits, claims and expenses ceded were $336.0 million, $247.5 million and $328.4 million, respectively.

Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $23.2 million, $24.8 million and $24.9 million for the years ended December 31, 2004, 2003 and 2002, respectively.

The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2004, 2003 and 2002, the Company made lease payments to NMIC and its subsidiaries of $18.4 million, $17.5 million and $20.2 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus interest. As of December 31, 2004 and 2003, the Company had no borrowings from affiliated entities under such agreements. During 2004, 2003 and 2002, the most the Company had outstanding at any given time was $227.7 million, $126.0 million and $224.9 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements were immaterial. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $498.4 million and $688.7 million as of December 31, 2004 and 2003, respectively, and are included in short-term investments on the consolidated balance sheets. For each of the years in the three-year period ending December 31, 2004, the Company paid NCMC fees and totaling less than $0.1 million under this agreement.

The Company purchased fixed maturity securities available-for-sale from NFN totaling $829.9 million during the year ended December 31, 2004. NFN recorded gross realized gains of $23.4 million on these transactions.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2004, 2003 and 2002 were $63.1 million, $62.0 million and $50.3 million, respectively.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 12. Beginning October 1, 2002, NLIC files a consolidated federal income tax return with NLAIC. Total payments to NMIC were $37.4 million, $2.4 million and $71.0 million in the years ended December 31, 2004, 2003 and 2002, respectively. Payments made in 2004 and 2003 relate to tax years prior to deconsolidation.

In the third quarter of 2003, NLIC received a capital contribution of 100% of the common stock of Nationwide Retirement Plan Solutions (NRPS) from NFS. The capital contribution was valued at $0.2 million. Immediately after receipt of this capital contribution, NRPS was dissolved into NLIC.

In the first quarter of 2003, NLIC received a $200.0 million capital contribution from NFS for general corporate purposes.

On March 1, 2005, NLIC paid a $25.0 million dividend to NFS. In 2004 and 2003, NLIC paid dividends to NFS totaling $125.0 million and $60.0 million, respectively. During 2003, NLIC returned capital totaling $100.0 million to NFS.

In addition, in June 2002, NLIC paid a dividend to NFS in the form of all of the shares of common stock of NSI. Therefore, the results of operations of NSI have been reflected as discontinued operations for all periods presented. This was a related party transaction and thus was recorded at the $10.0 million carrying value of the underlying components of the transaction rather than at fair value. This amount represents a non-cash transaction that is not reflected in the consolidated statement of cash flows.

In December 2001, NLIC issued to NFS a 7.50%, $300.0 million surplus note maturing on December 17, 2031. In June 2002, NLIC issued to NFS an 8.15%, $300.0 million surplus note maturing June 27, 2032. In December 2003, NLIC issued to NFS a 6.75%, $100.0 million surplus note maturing December 23, 2033. The Company made interest payments on surplus notes to NFS totaling $50.7 million, $47.1 million and $30.1 million in 2004, 2003 and 2002, respectively. In addition, the Company made interest payments on unsecured notes to NFS totaling less than $0.1 million, $0.1 million and $0.5 million in 2004, 2003 and 2002, respectively. As of December 31, 2004, there were no outstanding balances on unsecured notes to NFS.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


(17) CONTINGENCIES

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters referred to below are in very preliminary stages, and the Company does not have sufficient information to make an assessment of plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by the Company's management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company's consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past two years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company is cooperating with this investigation and is responding to information requests.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales by producers on behalf of either the issuer or the purchaser. Also under investigation are compensation arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. The Company has been contacted by regulatory agencies and state attorneys general for information relating to investigations into these compensation and bidding arrangements, anti-competitive activities and unsuitable sales practices. The Company is cooperating with regulators in connection with these inquiries. NMIC, NFS' ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including the Company. The Company will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations.

These proceedings are expected to continue in the future, and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings could also affect the outcome of one or more of the Company's litigation matters.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. The plaintiff purports to represent a class of persons in the United States who, through their ownership of a Nationwide annuity or insurance product, held units of any Nationwide sub-account invested in mutual funds which included foreign securities in their portfolios and which allegedly experienced market timing trading activity. The complaint contains allegations of negligence, reckless indifference and breach of fiduciary duty. The plaintiff seeks to recover compensatory and punitive damages in an amount not to exceed $75,000 per plaintiff or class member. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. The plaintiffs moved to remand on June 28, 2004. On July 12, 2004, NLIC filed a memorandum opposing remand and requesting a stay pending the resolution of an unrelated case covering similar issues, which is an appeal from a decision of the same District Court remanding a removed market timing case to an Illinois state court. On July 30, 2004, the U.S. District Court granted NLIC's request for a stay pending a decision by the Seventh Circuit on the unrelated case mentioned above. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. This lawsuit is in a preliminary stage, and NLIC intends to defend it vigorously.

On January 21, 2004, the Company was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that the Company and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation, (2) tortious interference with the plaintiff's contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff's contractual relationships with its variable policyholders, (3) civil conspiracy, and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys' fees. The Company filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. The Company intends to defend this lawsuit vigorously

On October 31, 2003, NLIC was named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by NLIC or Nationwide Life and Annuity Insurance Company (NLAIC) which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. NLIC filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted NLIC's motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. NLIC intends to defend this lawsuit vigorously.

On May 1, 2003, NLIC was named in a class action lawsuit filed in the United States District Court for the Eastern District of Louisiana entitled Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company. The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by NLIC. The plaintiff alleges that NLIC represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that NLIC's expense charges under the contracts were fixed. The plaintiff claims that NLIC has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. The plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by NLIC between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. NLIC's motion to dismiss the complaint was granted by the District Court on October 28, 2003. The plaintiff appealed that dismissal to the United States Court of Appeals for the Fifth Circuit. On November 22, 2004, the Fifth Circuit Court of Appeals affirmed the judgment of the District Court dismissing the complaint. The time for further appeal by the plaintiff has expired.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

On August 15, 2001, the Company was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al
v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint three times. As amended, in the current complaint the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that the Company breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by the Company, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. The Company opposed that motion on December 24, 2003. On July 6, 2004, the Company filed a Revised Memorandum in Support of Summary Judgment. The plaintiffs have opposed that motion. The Company intends to defend this lawsuit vigorously.

(18) SECURITIZATION TRANSACTIONS

The Company has sold $469.3 million of credit enhanced equity interests in Tax Credit Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to third party investors ranging from 4.60% to 5.25% over periods ending between 2002 and 2021 and as of December 31, 2004 held guarantee reserves totaling $4.7 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.27 billion. The Company does not anticipate making any payments related to the guarantees.

At the time of the sales, $5.1 million of net sale proceeds were set aside as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have "stabilized." The properties are evaluated regularly, and the collateral is released when stabilized. During 2004 and 2003, $0.1 million and $3.1 million of stabilization collateral had been released into income, respectively.

To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(19) VARIABLE INTEREST ENTITIES

As of December 31, 2004, the Company had relationships with 14 VIEs where the Company was the primary beneficiary. Each of these VIEs is a conduit that assists the Company in structured products transactions. One of the VIEs is used in the securitization of mortgage loans, while the others are involved in the sale of Tax Credit Funds to third party investors where the Company provides guaranteed returns (see Note 18). Effective January 1, 2004, the Company began applying the provisions of FIN 46R to these entities. FIN 46R did not require the restatement of any prior periods. As such, for periods subsequent to December 31, 2003, the results of operations and financial position of these VIEs are included along with corresponding minority interest liabilities and related income in the accompanying consolidated financial statements.

The net assets of these VIEs totaled $366.4 million as of December 31, 2004. The most significant components of net assets were $32.1 million of mortgage loans on real estate, $401.2 million of other long-term investments, $35.6 million of other assets, $32.6 million of short-term debt, and $116.3 million of other liabilities. The total exposure to loss on these VIEs where the Company is the primary beneficiary was less than $0.1 million as of December 31, 2004. For the mortgage loan VIE, to which the short-term debt relates, the creditors have no recourse against the Company in the event of default by the VIE.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

In addition to the VIEs described above, the Company holds variable interests, in the form of limited partnerships or similar investments, in a number of Tax Credit Funds where the Company is not the primary beneficiary. These investments have been held by the Company for periods of 1 to 8 years and allow the Company to experience certain tax credits and other tax benefits from affordable housing projects. The Company also has certain investments in other securitization transactions that qualify as VIEs, but for which the Company is not the primary beneficiary. The total exposure to loss on these VIEs was $36.3 million as of December 31, 2004.

(20) SEGMENT INFORMATION

Management of the Company views its business primarily based on the underlying products, and this is the basis used for defining its reportable segments. During the second quarter of 2004, the Company reorganized its segment reporting structure and now reports four segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other. The Company has reclassified segment results for all prior periods presented to be consistent with the new reporting structure. The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes and the cumulative effect of adoption of accounting principles, if any, to exclude net realized gains and losses on investments, hedging instruments and hedged items, except for periodic net coupon settlements on non-qualifying derivatives and realized gains and losses related to securitizations, if any.

The Individual Investments segment consists of individual The BEST of AMERICA(R) and private label deferred variable annuity products, deferred fixed annuity products, income products, and advisory services program revenues and expenses. This segment differs from the former Individual Annuity segment due to the addition of the advisory services program results. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

The Retirement Plans segment is comprised of the Company's private- and public-sector retirement plans business. This segment differs from the former Institutional Products segment because it no longer includes the results of the structured products and MTN businesses. The private sector includes IRC Section 401(k) business and the public sector includes IRC Section 457 and Section 401(a) business, both in the form of fixed and variable annuities.

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products, traditional life insurance products and universal life insurance. This segment is unchanged from the former Life Insurance segment. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

The Corporate and Other segment includes certain structured products business, the MTN program, net investment income not allocated to product segments, periodic net coupon settlements on non-qualifying derivatives, unallocated expenses, interest expense on debt, revenue and expenses of the Company's non-insurance subsidiaries not reported in other segments, and realized gains and losses related to securitizations. This segment differs from the former Corporate segment as it now includes results from the structured products and MTN businesses, but no longer includes results from the advisory services program.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the Company's business segment operating results for the years ended December:

                                                        INDIVIDUAL      RETIREMENT       INDIVIDUAL
(in millions)                                          INVESTMENTS         PLANS         PROTECTION
========================================================================================================
2004
REVENUES:
   Net investment income                                     $ 824.8         $ 627.9          $ 327.2
   Other operating revenue                                     591.7           157.0            547.5
   Net realized losses on investments, hedging
     instruments and hedged items1                                 -               -                -
--------------------------------------------------------------------------------------------------------
      Total revenues                                         1,416.5           784.9            874.7
--------------------------------------------------------------------------------------------------------

Benefits and expenses:
   Interest credited to policyholder account values            573.5           435.5            181.5
   Amortization of DAC                                         276.1            39.6             94.4

   Interest expense on debt                                        -               -                -
   Other benefits and expenses                                 346.9           184.5            428.2
--------------------------------------------------------------------------------------------------------
      Total benefits and expenses                            1,196.5           659.6            704.1
--------------------------------------------------------------------------------------------------------

Income from continuing operations before
  federal income tax expense                                   220.0           125.3            170.6
Net realized losses on investments, hedging
  instruments and hedged items1                                    -               -                -
--------------------------------------------------------------------------------------------------------
      Pre-tax operating earnings                             $ 220.0         $ 125.3          $ 170.6
========================================================================================================

--------------------------------------------------------------------------------------------------------
Assets as of period end                                $  52,642.5      $  29,668.7      $  12,932.4
========================================================================================================

2003
REVENUES:
   Net investment income                                     $ 807.9         $ 640.2          $ 324.3
   Other operating revenue                                     517.7           150.0            536.2
   Net realized losses on investments, hedging
     instruments and hedged items1                                 -               -                -
--------------------------------------------------------------------------------------------------------
      Total revenues                                         1,325.6           790.2            860.5
--------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
   Interest credited to policyholder account values            602.5           443.2            185.6
   Amortization of DAC                                         228.4            45.6            101.9
   Interest expense on debt                                        -               -                -
   Other benefits and expenses                                 328.4           178.9            423.0
--------------------------------------------------------------------------------------------------------
      Total benefits and expenses                            1,159.3           667.7            710.5
--------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before
  federal income tax expense                                   166.3           122.5            150.0
Net realized losses on investments, hedging
  instruments and hedged items1                                    -               -                -
--------------------------------------------------------------------------------------------------------
      Pre-tax operating earnings                             $ 166.3         $ 122.5          $ 150.0
========================================================================================================

--------------------------------------------------------------------------------------------------------
Assets as of period end                                $     49,419.2   $     29,226.9   $     11,286.6
========================================================================================================

 CORPORATE
 AND OTHER                TOTAL
=================================

        $ 220.6        $ 2,000.5
           15.8          1,312.0

          (43.0)           (43.0)
---------------------------------
          193.4          3,269.5
---------------------------------

           86.7          1,277.2
              -            410.1
           59.3             59.3
           28.3            987.9
---------------------------------
          174.3          2,734.5
---------------------------------

           19.1            535.0
                  ===============

           43.0
------------------
 $         62.1
==================

---------------------------------
 $  10,714.3       $105,957.9
=================================

        $ 200.7        $ 1,973.1
           28.4          1,232.3

         (100.8)          (100.8)
---------------------------------
          128.3          3,104.6
---------------------------------

           77.9          1,309.2
              -            375.9
           48.4             48.4
            6.4            936.7
---------------------------------
          132.7          2,670.2
---------------------------------

           (4.4)         $ 434.4
                  ===============

          100.8
------------------
$          96.4
==================

---------------------------------
 $     10,695.0      $ 100,627.7
=================================

1    Excluding periodic net coupon settlements on non-qualifying derivatives.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

                                                       INDIVIDUAL       RETIREMENT      INDIVIDUAL        CORPORATE
(in millions)                                         INVESTMENTS         PLANS         PROTECTION        AND OTHER         TOTAL
====================================================================================================================================
====================================================================================================================================
2002
REVENUES:
   Net investment income                                   $ 668.5        $ 648.5         $ 328.6          $ 187.3        $ 1,832.9
   Other operating revenue                                   526.2          169.8           537.7             17.6          1,251.3
   Net realized losses on investments, hedging
     instruments and hedged items1                               -              -               -            (84.4)           (84.4)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
      Total revenues                                       1,194.7          818.3           866.3            120.5          2,999.8
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
   Interest credited to policyholder account values          505.9          460.7           186.4             91.4          1,244.4
   Amortization of DAC                                       528.2           53.7            88.2                -            670.1
   Interest expense on debt                                      -              -               -             36.0             36.0
   Other benefits and expenses                               285.6          167.8           420.2              6.2            879.8
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
      Total benefits and expenses                          1,319.7          682.2           694.8            133.6          2,830.3
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before
  federal income tax expense                                (125.0)         136.1           171.5            (13.1)         $ 169.5
                                                                                                                     ===============
                                                                                                                     ===============
Net realized losses on investments, hedging
  instruments and hedged items1                                  -              -               -             84.4
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
      Pre-tax operating earnings (loss)                   $ (125.0)       $ 136.1         $ 171.5           $ 71.3
=====================================================================================================================
=====================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Assets as of period end                                 $ 40,994.0     $ 26,182.4       $ 9,704.2        $ 9,142.0       $ 86,022.6
====================================================================================================================================
====================================================================================================================================


----------

1    Excluding periodic net coupon settlements on non-qualifying derivatives.

PART C.    OTHER INFORMATION
Item 24.     FINANCIAL STATEMENTS AND EXHIBITS
             (a)  Financial Statements:

               Nationwide Variable Account-7:


                      Report of Independent Registered Public Accounting Firm.

                      Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2004.

                      Statements of Operations for year ended December 31, 2004.

                      Statements of Changes in Contract Owners' Equity for Years ended December 31, 2004 and 2003.

                      Notes to Financial Statements.

               Nationwide Life Insurance Company and Subsidiaries:

                      Report of Independent Registered Public Accounting Firm. Consolidated Balance Sheets as of December 31, 2004 and 2003.

                      Consolidated Statements of Income for the years ended December 31, 2004, 2003 and 2002.

                      Consolidated Statements of Shareholder's Equity for the years ended December 31, 2004, 2003 and 2002.

                      Consolidated Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002.

                      Notes to Consolidated Financial Statements.

              (b) Exhibits

                  (1) Resolution of the Depositor's Board of Directors
                      authorizing the establishment of
                      the Registrant.                                         *

                  (2) Not Applicable

                  (3) Underwriting or Distribution contracts
                      between the Depositor and Principal
                      Underwriter.                                            *

                  (4) The form of the variable annuity contract.              *

                  (5) Variable Annuity Application                            *

                  (6) Articles of Incorporation of Depositor.                 *

                  (7) Not Applicable

                  (8) Not Applicable

                  (9) Opinion of Counsel                                      *

                 (10) Not Applicable

                 (11) Not Applicable

                 (12) Not Applicable

              *Filed previously in connection with this registration statement (SEC File No. 033-82174) and hereby incorporated by reference.

Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


          Arden L. Shisler, Chairman of the Board
          W.G. Jurgensen, Director and Chief Executive Officer
          Mark R. Thresher, President and Chief Operating Officer
          Patricia R. Hatler, Executive Vice President and Chief Legal and
            Governance Officer
          Terri L. Hill, Executive Vice President-Chief Administrative Officer Michael C. Keller, Executive Vice President-Chief Information Officer Kathleen D. Ricord, Executive Vice President-Chief Marketing Officer
          W. Kim Austen, Senior Vice President-Property and Casualty Commercial/ Farm Product Pricing
          J. Stephen Baine, Senior Vice President-Corporate Strategy
          James R. Burke, Senior Vice President-P/C Strategic Planning and
            Operations
          David A. Diamond, Senior Vice President
          Thomas W. Dietrich, Senior Vice President-Division General Counsel Dennis P. Drent, Senior Vice President-Internal Audits
          Peter A. Golato, Senior Vice President-Individual Protection Business
            Head
          J. Lynn Greenstein, Senior Vice President-Property and Casualty Personal Lines Product Pricing
          Kelly A. Hamilton, Senior Vice President-PC Finance
          David K. Hollingsworth, Senior Vice President-PCIO Brokerage
            Operations & Sponsor Relations
          David R. Jahn, Senior Vice President-Property and Casualty Claims Richard A. Karas, Senior Vice President-Non-Affiliated Sales
          M. Eileen Kennedy, Senior Vice President-Chief Financial Officer
          Gale V. King, Senior Vice President-Property and Casualty Human
            Resources
          Srinivas Koushik, Senior Vice President-Chief Technology Officer Gregory S. Lashutka, Senior Vice President-Corporate Relations Katherine A. Mabe, Senior Vice President-Marketing, Strategy and Urban
            Operations
          Duane C. Meek, Senior Vice President-Group Business Head
          Keith I. Millner, Senior Vice President-In Retirement Business Head Brian W. Nocco, Senior Vice President and Treasurer
          R. Dennis Noice, Senior Vice President-NF Systems
          Mark D. Phelan, Senior Vice President-Individual Investments Business
            Head
          Steven P. Rothman, Senior Vice President-IT Strategy and Solutions
            Delivery
          Gary I. Siroko, Senior Vice President-CIO Strategic Investments
          John S. Skubik, Senior Vice President-Consumer Finance
          Gail G. Snyder, Senior Vice President-Enterprise Portfolio & Strategy
            Management
          Mark D. Torkos, Senior Vice President-Property and Casualty Systems Thomas E. Barnes, Vice President-Assistant to the CEO and Secretary Joseph A. Alutto, Director
          James G. Brocksmith, Jr., Director
          Keith W. Eckel, Director
          Lydia M. Marshall, Director
          Donald L. McWhorter, Director
          Martha James Miller de Lombera, Director
          David O. Miller, Director
          James F. Patterson, Director
          Gerald D. Prothro, Director
          Alex Shumate, Director

     The business address of the Directors and Officers of the Depositor is:
     One Nationwide Plaza, Columbus, Ohio 43215

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.
            * Subsidiaries for which separate financial statements are filed ** Subsidiaries included in the respective consolidated financial statements
          *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
         ****  Other subsidiaries



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                           The company was formerly registered as an investment
                                                                               advisor and is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                           The company is registered as a broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company*      Pennsylvania                           The company is registered as a broker-dealer and
                                                                               investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                          The company was established to grant proper licensing
  Massachusetts, Inc.                                                          to Provident Mutual Life Insurance Company (n.k.a.
                                                                               Nationwide Life Insurance Company of America)
                                                                               affiliates in Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas, Inc.  Texas                                  The company was established to grant proper licensing
                                                                               to former Provident Mutual Life Insurance Company
                                                                               (n.k.a. Nationwide Life Insurance Company of America)
                                                                               affiliates in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                  The company is an investment advisor registered with
                                                                               the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.*     Texas                                  The company is a broker-dealer registered with the
                                                                               National Association of Securities Dealers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance, Ltd.                Turks & Caicos                         The company is in the business of reinsurance of
                                        Islands                                mortgage guaranty risks.
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                   The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                   The company provides general printing services to its
                                                                               affiliated companies as well as to unaffiliated
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General Agency Company         Iowa                                   The  company acts as a general agent and surplus
                                                                               lines broker for property and casualty insurance
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                   The company is a property and casualty insurance
                                                                               holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                   The company engages in the direct marketing of
  Company                                                                      property and casualty insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                   The company underwrites general property and casualty
  Insurance Company                                                            insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                  The company acts as a managing general agent to place
                                                                               personal and commercial automobile insurance with
                                                                               Colonial County Mutual Insurance Company for the
                                                                               independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                   The company engages in promoting, extending, and
                                                                               strengthening cooperative insurance organizations
                                                                               throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
  AMCO Insurance Company                Iowa                                   The company underwrites general property and
                                                                               casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                The company is an underwriting manager for ocean
                                                                               cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings plc*        England and Wales                      The company is a holding company of a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     United Kingdom                         The company is an investment holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                             The company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                             The company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Capital Pro Holding, Inc.             Delaware                               The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Capital Professional Advisors, Inc.   Delaware                               The company provides training and financial support
                                                                               for certain financial services firms.  The company
                                                                               also provides financial services support through a
                                                                               broker-dealer subsidiary, an investment advisor
                                                                               subsidiary and an insurance agency subsidiary.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Advisory Services, Inc.       Delaware                               The company is an investment advisor that is
                                                                               registered in the State of Minnesota.  It provides
                                                                               investment advisory services for customers of
                                                                               financial services firms that have contractual
                                                                               agreements with its parent company, Capital
                                                                               Professional Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Brokerage Services, Inc.*     Delaware                               The company is a registered broker-dealer that
                                                                               conducts a general securities business.  It provides
                                                                               investment advisory services for customers of
                                                                               financial services firms that have contractual
                                                                               agreements with its parent company, Capital
                                                                               Professional Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Insurance Agency Services,    Delaware                               The company is a licensed insurance agency that sells
  Inc.                                                                         and services insurance products for financial
                                                                               services firms that have contractual agreements with
                                                                               its parent company, Capital Professional Advisors,
                                                                               Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual Insurance      Texas                                  The company underwrites non-standard automobile and
  Company*                                                                     motorcycle insurance and other various commercial
                                                                               liability coverages in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                               The company is an insurance agency that sells and
                                                                               services commercial insurance.  The company also
                                                                               provides loss control and compliance consulting
                                                                               services and audit, compilation, and tax preparation
                                                                               services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                               The purpose of the company is to create a captive
                                                                               distribution network through which affiliates can
                                                                               sell multi-manager investment products, insurance
                                                                               products and sophisticated estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Crestbrook Insurance Company          Ohio                                   The company is an Ohio-based multi-line insurance
  (f.k.a. CalFarm Insurance Company)                                           corporation that is authorized to write personal,
                                                                               automobile, homeowners and commercial insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited*            England and Wales                      The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                               The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                   The company underwrites general property and casualty
                                                                               insurance.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                             The purpose of the company is to sell property and
                                                                               casualty insurance products including, but not
                                                                               limited to, automobile or other vehicle insurance and
                                                                               homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                  The purpose of the company is to sell property and
  LLC                                                                          casualty insurance products including, but not
                                                                               limited to, automobile or other vehicle insurance and
                                                                               homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency, Inc.            California                             This company places pet insurance business not
                                                                               written by Veterinary Pet Insurance Company outside
                                                                               of California with National Casualty Company.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Financial S.A (f.k.a.      Luxembourg                             The purpose of this company is to carry out, on its
  Dancia Life S.A.)*                                                           own behalf or on behalf of third parties, any
                                                                               insurance business, including coinsurance and
                                                                               reinsurance, relating to human life, whether
                                                                               undertaken in Luxembourg or abroad, all real estate
                                                                               business and all business relating to movable assets,
                                                                               all financial business and other business related
                                                                               directly to the company's objectives that would
                                                                               promote or facilitate the realization of the
                                                                               company's objectives.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Life SA (f.k.a.            Luxembourg                             The company writes life insurance including
  CLARIENT Life Insurance SA)*                                                 coinsurance and reinsurance.
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                   The company is an insurance agency that places
                                                                               business not written by Farmland Mutual Insurance
                                                                               Company and its affiliates with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance             Iowa                                   The company provides property and casualty insurance
  Company                                                                      primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England and Wales                      The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                The company is an insurance agency marketing life
  Agency of Alabama, Inc.                                                      insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                   The company is an insurance agency marketing life
  Agency of Ohio, Inc.                                                         insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                  The company is an insurance agency marketing life
  Agency of Texas, Inc.                                                        insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Settlement Services         Ohio                                   The company is an insurance agency in the business of
  Agency, Inc.                                                                 selling structured settlement products.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                           The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Gardiner Point Hospitality LLC        Ohio                                   The company holds the assets of a hotel in
                                                                               foreclosure.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England and Wales                      The company is engaged as a general partner in a
                                                                               limited partnership formed to invest in unlisted
                                                                               securities.  This company is currently in members'
                                                                               voluntary liquidation.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England and Wales                      The company is dormant within the meaning of Section
                                                                               249AA of the Companies Act 1985 of the United
                                                                               Kingdom.  This company is currently in members'
                                                                               voluntary liquidation.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management           England and Wales                      The company is engaged in investment management and
  Limited*                                                                     advisory services to business, institutional and
                                                                               private investors.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services,       Delaware                               The company is a limited purpose broker-dealer.
  Inc.*
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers,           Delaware                               The company acquires and holds interests in
  LLC                                                                          registered investment advisors and provides
                                                                               investment management services.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey, Channel                        The company is engaged in investment administration
  International Limited*                Islands                                and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited*       England and Wales                      The company is engaged in authorized unit trust
                                                                               management and OEIC management.  It is also the
                                                                               authorized Corporate Director of the Gartmore OEIC
                                                                               Funds.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset                 Delaware                               The company operates as a holding company.
  Management,Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management      Delaware                               The company acts as a holding company for the
  Trust*                                                                       Gartmore group of companies and as a registered
                                                                               investment advisor for registered investment
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.*    Delaware                               The company acts as a holding company and provides
                                                                               other business services for the Gartmore group of
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners*             Delaware                               The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Ventures, Inc.        Delaware                               The company acts as a holding company for
                                                                               subsidiaries in the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Group Limited*               England and Wales                      The company is a holding company for a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts, and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery         England and Wales                      The company is a general partner in two limited
  Fund (G.P.) Limited                                                          partnerships formed to invest in unlisted securities.
                                                                               The company is currently in members' voluntary
                                                                               dissolution.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited*          England and Wales                      The company is engaged in investment management and
                                                                               advisory services to pension funds, unit trusts and
                                                                               other collective investment schemes, investment
                                                                               trusts and portfolios for corporate or other
                                                                               institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Management plc*   England and Wales                      The company is an investment holding company and
                                                                               provides services to other companies within the
                                                                               Gartmore group of companies in the United Kingdom.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          Germany                                The company is engaged in marketing support for
  GmbH                                                                         subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          England and Wales                      The company is engaged in investment holding for
  Limited*                                                                     subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                   The company provides transfer and dividend disbursing
                                                                               agent services to various mutual fund entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited*               Japan                                  The company is the renamed survivor entity of the
                                                                               merger of Gartmore Investment Management Japan
                                                                               Limited and Gartmore NC Investment Trust Management
                                                                               Company Ltd.  The company is engaged in the business
                                                                               of investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Managers (Jersey) Limited*   Jersey, Channel                        The company serves as the manager of four AIB Govett
                                        Islands                                Jersey funds: AIB Grofunds Currency Funds Limited,
                                                                               Govett Securities & Investments Limited, Govett
                                                                               Singapore Growth Fund Limited and Govett Safeguard
                                                                               Funds Limited.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley & Associates, Inc.    Oregon                                 The company brokers or places book-value maintenance
                                                                               agreements (wrap contracts) and guaranteed investment
                                                                               contracts for collective investment trusts and
                                                                               accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital Management,   Oregon                                 The company is an investment advisor and stable value
  Inc.                                                                         money manager.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Financial Services,   Oregon                                 The company is a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital Trust    Delaware                               The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 1 General Partner,       Scotland                               The company is a general partner in Scottish Limited
  Ltd.*                                                                        Partnership, itself a general partner of Gartmore
                                                                               Direct Fund I Limited Partnership, a private equity
                                                                               investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 2 General Partner,       Scotland                               The company is a general partner in Scottish Limited
  Ltd.*                                                                        Partnership, itself a general partner of Gartmore
                                                                               Direct Fund I Limited Partnership, a private equity
                                                                               investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England and Wales                      The company acts as a nominee.  The company is
                                                                               dormant within the meaning of Section 249AA of the
                                                                               Companies Act of 1985 of England and Wales.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees, Ltd.       England and Wales                      Until April 1999, the company acted as a trustee of
                                                                               the Gartmore Pension Fund established by Gartmore
                                                                               Investment Management plc.  Gartmore Pension Fund
                                                                               merged with the National Westminster Bank Pension
                                                                               Fund on April 1, 1999.  As a result, all assets and
                                                                               liabilities of the Gartmore Pension Fund were
                                                                               transferred to the National Westminster Bank Fund. On
                                                                               November 22, 2000, the company changed its name from
                                                                               "Gartmore Pension Fund Trustees Limited" to "Gartmore
                                                                               Pension Trust Limited."  On November 30, 2000, the
                                                                               company became the trustee of the Gartmore Pension
                                                                               Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview, LLC*              Delaware                               The company provides customized solutions in the form
                                                                               of expert advice and investment management services
                                                                               to a limited number of institutional investors
                                                                               through construction of hedge fund and alternative
                                                                               asset portfolios and their integration into the
                                                                               entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview II, LLC            Delaware                               The company is a holding company for Gartmore
                                                                               Riverview, LLC.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview Polyphony Fund     Delaware                               The company invests in limited partnerships and other
  LLC*                                                                         entities and retains managers to invest, reinvest and
                                                                               trade in securities and other financial instruments.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                               The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Securities Limited*          England and Wales                      The company is engaged in investment holding and
                                                                               is a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Separate Accounts, LLC       Delaware                               The company acts as an investment advisor registered
                                                                               with the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                 The company is an Oregon state bank with trust power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited*                England and Wales                      The company is a joint partner in Gartmore Global
                                                                               Partners.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company*            Ohio                                   The company provides services to employers for
                                                                               managing workers' compensation matters and employee
                                                                               benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                 The company provides self-insurance administration,
  Nevada                                                                       claims examining and data processing services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                               The company provides workers' compensation and
  York, Inc.                                                                   self-insured claims administration services to
                                                                               employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus Inc.        Ohio                                   The company provides medical management and cost
                                                                               containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT LLC                           Delaware                               The company is a passive investment holder in
                                                                               Newhouse Special Situations Fund I, LLC for the
                                                                               purpose of allocation of earnings to Gartmore
                                                                               management team as it relates to the ownership and
                                                                               management of Newhouse Special Situations Fund I,
                                                                               LLC.
------------------------------------------------------------------------------------------------------------------------------------
  GIL Nominees Limited                  England and Wales                      The company acts as a nominee. The company is dormant
                                                                               within the meaning of Section 249AA of the Companies
                                                                               Act of 1985 of England and Wales.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                               This company holds insurance licenses in numerous
                                                                               states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                   The company is an insurance agency and provides
                                                                               commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Life REO Holdings, LLC                Ohio                                   The company serves as a holding company for
                                                                               foreclosure entities.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                  The company acts as general agent to market
                                                                               non-standard automobile and motorcycle insurance for
                                                                               Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                          The company provides third-party administration
                                                                               services for workers' compensation, automobile
                                                                               injury and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company             Wisconsin                              The company underwrites various property and
                                                                               casualty coverage, as well as individual and group
                                                                               accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                This is a limited liability company organized for
  America, Ltd.                                                                profit under the Companies Act of 1948 of England for
                                                                               the purpose of carrying on the business of insurance,
                                                                               reinsurance, indemnity, and guarantee of various
                                                                               kinds.  This company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,       Ohio                                   The company administers deferred compensation plans
  Inc.*                                                                        for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                   The company makes residential mortgage loans.
  Company*
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                 The company is a shell insurer with no active
  Company of America                                                           policies or liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                   The company invests in multi-family housing projects
  LLC                                                                          throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                   The company provides property and casualty insurance
  Company                                                                      primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC*                Ohio                                   The purpose of the company is to develop Nationwide
                                                                               Arena and to engage in related development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England and Wales                      The company is a holding company for a group engaged
  Holdings, Limited*                                                           in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                              The company underwrites non-standard automobile and
                                                                               motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Atlantic Insurance         Ohio                                   The company writes personal lines residential
  Company                                                                      property  insurance in the State of Florida.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                   This company is a holding company that funds/owns
                                                                               commercial mortgage loans on an interim basis, hedges
                                                                               the loans during the ownership period, and then sells
                                                                               the loans as part of a securitization to generate
                                                                               profit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                   The company buys and sells investment securities of
  Company*                                                                     a short-term nature as agent for other corporations,
                                                                               foundations, and insurance company separate accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                   The company holds investments in low-income housing
  Corporation, LLC                                                             funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                   The company acts primarily as a holding company
                                                                               for entities affiliated with Nationwide Mutual
                                                                               Insurance Company and Nationwide Mutual Fire
                                                                               Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Credit Enhancement         Ohio                                   The company is currently inactive.
  Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                   The company acts as an administrator of structured
  Company                                                                      settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                               The company is an insurance agency.
  Distributors Agency, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                             The company is an insurance agency.
  Distributors Agency, Inc. of New
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                          The company is an insurance agency.
  Distributors Insurance Agency, Inc.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Bermuda                                The company is a long-term insurer that issues
  (Bermuda) Ltd.*                                                              variable annuity and variable life products
                                                                               to persons outside of the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                               The Trust's sole purpose is to issue and sell certain
  Capital Trust                                                                securities representing individual beneficial
                                                                               interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                               The Trust's sole purpose is to issue and sell certain
  Capital Trust II                                                             securities representing individual beneficial
                                                                               interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services,        Delaware                               The company acts primarily as a holding company for
  Inc.*                                                                        companies within the Nationwide organization that
                                                                               offer or distribute long-term savings and retirement
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. Z o.o        Poland                                 The company provides distribution services for its
                                                                               affiliate Nationwide Towarzystwo Ubezpieczen na Zycie
                                                                               S.A. in Poland.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Structured       Ohio                                   The company captures and reports the results of the
  Products, LLC                                                                structured products business unit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation*                Ohio                                   The company contributes to non-profit activities and
                                                                               projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General Insurance          Ohio                                   The company transacts a general insurance business,
  Company                                                                      except life insurance, and primarily provides
                                                                               automobile and fire insurance to select customers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                   The company acts as a support company for Nationwide
                                                                               Global Holdings, Inc. in its international
                                                                               capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                             This company issues shares of mutual funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.*     Ohio                                   The company is a holding company for the
                                                                               international operations of Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                 The company acts as a holding company for
  Brasil Participacoes, Ltda.                                                  subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Services EIG        Luxembourg                             The company provides shared services to PanEuroLife,
                                                                               Europewide Life SA, Europewide Financial S.A. (f.k.a.
                                                                               Dancia Life S.A.) and Nationwide Global Holdings,
                                                                               Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Indemnity Company*         Ohio                                   The company is involved in the reinsurance business
                                                                               by assuming business from Nationwide Mutual Insurance
                                                                               Company and other insurers within the Nationwide
                                                                               Insurance organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Wisconsin                              The company is an independent agency personal lines
  America                                                                      underwriter of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                   The company transacts general insurance business
  Florida*                                                                     except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Management       Ohio                                   The company provides management services to Cap Pro
  Services, Inc.                                                               Insurance Agency Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                   The company provides administrative services for the
  LLC                                                                          product sales and distribution channels of Nationwide
                                                                               Mutual Insurance Company and its affiliated and
                                                                               subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                             The company is a special risk, excess and
  Underwriters                                                                 surplus  lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment Services        Oklahoma                               This is a limited broker-dealer company doing
  Corporation**                                                                business in the deferred compensation market and acts
                                                                               as an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life and Annuity Company   Delaware                               The company provides individual life insurance of
  America**                                                                    products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life and Annuity           Ohio                                   The company engages in underwriting life
  Insurance Company**                                                          insurance and  granting, purchasing, and disposing of
                                                                               annuities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance             Ohio                                   The company provides individual life insurance, group
  Company*                                                                     life and health insurance, fixed and variable annuity
                                                                               products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance             Pennsylvania                           The company provides individual life insurance and
  Company of America*                                                          group annuity products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                               The company insures against personal injury,
  of Delaware*                                                                 disability or death resulting from traveling,
                                                                               sickness or other general accidents, and every type
                                                                               of insurance appertaining thereto.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                  The company markets commercial property insurance
                                                                               in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management Systems, Inc.   Ohio                                   The company offers a preferred provider organization
                                                                               and other related products and services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Maritima Vida E            Brazil                                 The company operates as a licensed insurance company
  Previdencia SA*                                                              in the categories of life and unrestricted private
                                                                               pension plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Capital, LLC        Ohio                                   The company acts as a private equity fund investing
  (f.k.a. Nationwide Strategic                                                 in companies for investment purposes and to create
  Investment Fund, LLC).                                                       strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire Insurance      Ohio                                   The company engages in a general insurance and
  Company                                                                      reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                   The company engages in a general insurance and
  Company*                                                                     reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Private Equity Fund, LLC   Ohio                                   The company invests in private equity funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                   The company is engaged in the business of developing,
                                                                               owning and operating real estate and real estate
                                                                               investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                   The company engages in a general insurance business,
  Insurance Company                                                            except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                               The company is currently inactive.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                           The company is a holding company for non-insurance
  Company*                                                                     subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Realty Investors, Ltd.*    Ohio                                   The company is engaged in the business of developing,
                                                                               owning and operating real estate and real estate
                                                                               investment.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                               The company markets and administers deferred
  Inc.*                                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                The company provides retirement products, marketing
  Inc. of Alabama                                                              and education and administration to public employees
                                                                               and educators.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                The company markets and administers deferred
  Inc. of Arizona                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                               The company markets and administers deferred
  Inc. of Arkansas                                                             compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                The company markets and administers deferred
  Inc. of Montana                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                 The company markets and administers deferred
  Inc. of Nevada                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                             The company markets and administers deferred
  Inc. of New Mexico                                                           compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                   The company provides retirement products, marketing
  Inc. of Ohio                                                                 and education and administration to public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                               The company markets and administers deferred
  Inc. of Oklahoma                                                             compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                           The company markets and administers deferred
  Inc. of South Dakota                                                         compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                  The company markets and administers deferred
  Inc. of Texas                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                The company markets and administers deferred
  Inc. of Wyoming                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                          The company markets and administers deferred
  Insurance Agency, Inc.                                                       compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.*          Ohio                                   The company is a registered broker-dealer and
                                                                               provides investment management and administrative
                                                                               services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company,          Ohio                                   The company performs shared services functions for
  LLC                                                                          the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. Z o.o.        Poland                                 The company provides services to Nationwide Global
                                                                               Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                 The company is authorized to engage in the business
  na Zycie S.A.*                                                               of life insurance and pension products in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB         United States                          This is a federal savings bank chartered by the
                                                                               Office of Thrift Supervision in the United States
                                                                               Department of the Treasury to exercise custody and
                                                                               fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company, Ltd.*  England and Wales                      The company is a holding company for a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC*       Delaware                               The company invests in financial services companies
                                                                               that specialize in e-commerce and promote
                                                                               distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund      Delaware                               The company owns and manages contributed securities
  I, LLC                                                                       in  order to achieve long-term capital appreciation
                                                                               from thecontributed securities and through
                                                                               investments in a portfolio of other equity
                                                                               investments in financial service and other related
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  NF Reinsurance Ltd.*                  Bermuda                                The company serves as a captive reinsurer for
                                                                               Nationwide Life Insurance Company's universal life,
                                                                               term life and annuity business.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                               The company acts primarily as a holding company for
                                                                               Nationwide Financial Services, Inc.'s distribution
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Ltd.                Bermuda                                The company buys and sells investment securities for
                                                                               its own account in order to enhance the investment
                                                                               returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg S.a.r.L.*              Luxembourg                             The company acts primarily as a holding company
                                                                               for the European operations of Nationwide
                                                                               Global Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands B.V.                  Netherlands                            The company acts as a holding company for other
                                                                               Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.*                         United Kingdom                         The company functions as a support company for other
                                                                               Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital LLC               Delaware                               The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife*                          Luxembourg                             The company provides individual life insurance,
                                                                               primarily in the United Kingdom, Belgium and
                                                                               France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                              The company provides pension plan administration and
                                                                               record keeping services, and pension plan and
                                                                               compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                   This company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                               The company serves as a general partner in certain
                                                                               real estate limited partnerships invested in by
                                                                               Nationwide Life Insurance Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Quick Sure Auto Agency, Inc.          Texas                                  The company is an insurance agency and operates as an
                                                                               employee agent "storefront" for Titan Insurance
                                                                               Services.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.*         Bermuda                                The company is a captive insurer and writes first
                                                                               dollar insurance policies in workers' compensation,
                                                                               general liability and automobile liability for
                                                                               its affiliates in the United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                           The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                               The company is an investment advisor and a broker
                                                                               dealer.
------------------------------------------------------------------------------------------------------------------------------------
  RP&C International, Inc.              Ohio                                   The company is an investment-banking firm that
                                                                               provides specialist advisory services and innovative
                                                                               financial solutions to public and private companies
                                                                               internationally.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                   The company is engaged in a general insurance
                                                                               business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                   The company primarily provides excess and surplus
                                                                               lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines Insurance    Arizona                                The company provides excess and surplus lines
  Company                                                                      coverage on a non-admitted basis.
------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corporation      Delaware                               The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Advisory Services Corporation     California                             The company is an investment advisor.
  (d.b.a. TBG Advisors)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Aviation, LLC                     California                             The company holds an investment in a leased airplane
                                                                               and maintains an operating agreement with Flight
                                                                               Options.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Danco Insurance Company           California                             The corporation provides life insurance and
                                                                               individual executive estate planning.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial Acquisition             Delaware                               The company was formed in order to redomesticate TBG
  Corporation (n.k.a. TBG Insurance                                            Insurance Services Corporation from California to
  Services Corporation)*                                                       Delaware. On December 23, 2004, TBG Insurance
                                                                               Services Corporation was merged into TBG Financial
                                                                               Acquisition Corporation. The name was changed to
                                                                               "TBG Insurance Services Corporation" on the same day.
                                                                               The company markets and administers executive benefit
                                                                               plans.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial & Insurance             California                             The company consults with corporate clients and
  Services Corporation*                                                        financial institutions on the development and
                                                                               implementation of proprietary and/or private
                                                                               placement insurance products for the financing of
                                                                               executive benefit programs and individual executive's
                                                                               estate planning requirements. As a broker dealer,
                                                                               TBG Financial & Insurance Services Corporation
                                                                               provides access to institutional insurance investment
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial & Insurance Services    Hawaii                                 The corporation consults with corporate clients and
  Corporation of Hawaii                                                        financial institutions on the development and
                                                                               implementation of proprietary, private placement and
                                                                               institutional insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  THI Holdings (Delaware), Inc.*        Delaware                               The company acts as a holding company for certain
                                                                               subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  The 401(k) Companies, Inc.            Texas                                  The company acts as a holding company for certain
                                                                               subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  The 401(k) Company                    Texas                                  The company is a third-party administrator providing
                                                                               record-keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Agency, Inc. (d.b.a.       Michigan                               The company is an insurance agency that primarily
  Arlans Agency)                                                               sells non-standard automobile insurance for Titan
                                                                               Insurance Company in Michigan.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance                  Nevada                                 The company is an insurance agency that operates as
                                                                               an employee agent "storefront" for Titan Indemnity
                                                                               Company in Nevada.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of               Pennsylvania                           The company is an insurance agency that operates as
  Pennsylvania, Inc.                                                           an employee agent "storefront" for Titan Indemnity
                                                                               Company in Pennsylvania.  The company is currently
                                                                               inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of Arizona,      Arizona                                The company is an insurance agency that operates as
  Inc.                                                                         an employee agent "storefront" for Titan Indemnity
                                                                               Company in Arizona.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of New Mexico,   New Mexico                             The company is an insurance agency that operates as
  Inc.                                                                         an employee agent "storefront" for Titan Indemnity
                                                                               Company in New Mexico.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance, Inc.            Colorado                               The company is an insurance agency and operates as
                                                                               an employee agent "storefront" for Titan Indemnity
                                                                               Company in Colorado.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Holdings Service Corporation    Texas                                  The company acts as a holding company specifically
                                                                               for Titan corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Indemnity Company               Texas                                  The company is a multi-line insurance company and
                                                                               is operating primarily as a property and casualty
                                                                               insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Company               Michigan                               This is a property and casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Services, Inc.        Texas                                  The company is a Texas grandfathered managing general
                                                                               agency.
------------------------------------------------------------------------------------------------------------------------------------
  Titan National Auto Call Center,      Texas                                  The company is licensed as an insurance agency that
  Inc.                                                                         operates as an employee agent "call center" for Titan
                                                                               Indemnity Company.
------------------------------------------------------------------------------------------------------------------------------------
  VertBoise, SA*                        Luxembourg                             The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company*     California                             The company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.*        California                             The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Automobile Insurance         Ohio                                   The company is a property and casualty insurance
  Company                                                                      company.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Financial Corporation        Delaware                               The company acts as a holding company specifically
                                                                               for corporate employees of the Victoria group of
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Fire & Casualty Company      Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Insurance Agency, Inc.       Ohio                                   The company is an insurance agency that acts as a
                                                                               broker for independent agents appointed with the
                                                                               Victoria companies in the state of Ohio.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria National Insurance Company   Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Select Insurance Company     Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Specialty Insurance          Ohio                                   The company is a property and casualty insurance
  Company                                                                      company.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                             The company operates as a nationwide pet registry
                                                                               service for holders of Veterinary Pet Insurance
                                                                               policies, including pet indemnification and lost pet
                                                                               recovery program.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                           The company provides administrative services to
  Services, Inc.                                                               Nationwide Life and Annuity Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance            Arizona                                The company underwrites excess and surplus lines
  Company                                                                      of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  W.H.I. of New York, Inc.              New York                               The company is an insurance agency and operates as an
                                                                               employee agent "storefront" for Titan Indemnity
                                                                               Company in New York.  This company is currently
                                                                               inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Holdings, Inc.              Texas                                  The company acts as a holding company for the Titan
                                                                               group of agencies.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Insurance Agency of         Texas                                  The company is a Texas licensed insurance agency.
  Texas, Inc.                                                                  The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall of Indiana, Inc. (d.b.a.    Indiana                                The company is an insurance agency and operates as an
  Titan Auto Insurance of Indiana)                                             employee agent "storefront" for Titan Indemnity
                                                                               Company in Indiana.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of Florida (d.b.a. Titan Auto    Florida                                The company is an insurance agency and operates as an
  Insurance)                                                                   employee agent "storefront" for Titan Indemnity
                                                                               Company in Florida.
------------------------------------------------------------------------------------------------------------------------------------
  William J. Lynch and Associates,      California                             The company specializes in the analysis and funding
  Inc.                                                                         of corporate benefit liabilities.
------------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
-----------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-14                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate             Pennsylvania                                   Issuer of Annuity Contracts
      Account 1
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate               Delaware                                     Issuer of Annuity Contracts
      Account A
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-G                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-6                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VLI Separate Account-7                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate            Pennsylvania                                   Issuer of Life Insurance
      Account 1                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate              Delaware                                     Issuer of Life Insurance
      Account A                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      ____________
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  94,992    |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-100%            |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
    |                                  |                                           |
    |                                  |   --------------------------------        |   -------------------------------
    |                                  |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
    |                                  |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
    |                                  |   |            (SIC)             |        |   |                             |
    |                                  |   |                              |        |   | Common Stock:  50,000       |
    |                                  |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |                                  |   | ------------- Shares         |        |   |                             |
    |                                  |   |                              |        |   |                             |
    |                                  |   | Casualty-100%                |        |   | Casualty-100%               |
    |                                  |   |         (See Page 2)         |        |   -------------------------------
    |                                  |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |  --------------------------------         |   |          NATIONWIDE         |
    |   |  NATIONWIDE MANAGEMENT   |   |  |            ALLIED            |         |   |       INDEMNITY COMPANY     |
    |   |      SYSTEMS, INC.       |   |  |          GROUP, INC.         |         |   |        (NW INDEMNITY)       |
    |   |                          |   |  |            (AGI)             |         |   | Common Stock:  28,000       |
    |___| Common Stock: 100 Shares |   |  |                              |         |___| -------------  Shares       |
    |   | -------------            |   |__| Common Stock: 850 Shares     |         |   |                             |
    |   |                          |   |  | -------------                |         |   |                             |
    |   | Casualty-100%            |   |  |                              |         |   | Casualty-100%               |
    |   ----------------------------   |  | Casualty-100%                |         |   -------------------------------
    |                                  |  |         (See Page 2)         |         |
    |   ----------------------------   |  |                              |         |
    |   |   NATIONWIDE AFFINITY    |   |  --------------------------------         |   -------------------------------
    |   |    INSURANCE COMPANY     |   |                                           |   |           LONE STAR         |
    |   |        OF AMERICA        |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |   | Common Stock: 500,000    |___|   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
    |   | ------------- Shares     |   |   |                              |        |___| -------------  Shares       |
    |   |                          |   |___| Common Stock: 1,050          |        |   |                             |
    |   | Casualty-100%            |   |   | ------------- Shares         |        |   |                             |
    |   ----------------------------   |   |                              |        |   | Casualty-100%               |
    |                                  |   | Casualty-21.9%               |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |                 ||
    |   |     NEWHOUSE CAPITAL     |   |                                           |                 ||
    |   |      PARTNERS, LLC       |   |   --------------------------------        |   -------------------------------
    |   |                          |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
    |   | Casualty-70%             |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
    |   |                          |   |   |                              |        |   |            COMPANY          |
    |   | GGV-19%                  |   |___| Mutual-5%                    |        |   |                             |
    |   |                          |   |   |                              |        |   | Surplus Debentures:         |
    |   | Fire-10%                 |   |   | NW Indemnity-95%             |        |   | -------------------         |
    |   ----------------------------   |   |                              |        |   |                             |
    |                                  |   --------------------------------        |   | Assurance                   |
    |   ----------------------------   |                                           |   | Lone Star                   |
    |   |                          |   |   --------------------------------        |   |                             |
    |   |     NATIONWIDE LLOYDS    |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
    |   |                          |___|   |      COMPANY OF FLORIDA      |        |
    |   |       A TEXAS LLOYDS     |___|   |                              |        |   -------------------------------
    |   |                          |   |___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
    |   |                          |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
    |   |                          |   |   |                              |        |   |                             |
    |   ----------------------------   |   | Casualty-100%                |        |   | Single Member Limited       |
    |                                  |   |                              |        |---| Liability Company           |
    |   ----------------------------   |   --------------------------------        |   |                             |
    |   |       THI HOLDINGS       |   |                                           |   | Casualty-100%               |
    |   |      DELAWARE, INC.      |   |   --------------------------------        |   -------------------------------
    |   |          (THI)           |   |   |      NATIONWIDE CREDIT       |        |
    |   |                          |   |   |    ENHANCEMENT INSURANCE     |        |   -------------------------------
        | Common Stock: 100 Shares |   |___|           COMPANY            |        |   |       AMERICAN MARINE       |
        |                          |   |   |                              |        |   |      UNDERWRITERS, INC.     |
        | Casualty-100%            |   |   |    Casualty-100%             |        |   |                             |
        |                          |   |   |                              |        |   | Common Stock:  20 Shares    |
        | (See page 3)             |   |   --------------------------------        |___| -------------               |
        ----------------------------   |                                               |                             |
                                       |                                               | Casualty-100%               |
                                       |   --------------------------------            |                             |
                                       |   |                              |            -------------------------------
                                       |   |        BLUESPARK, LLC        |
                                       |---|                              |
                                       |   |    Casualty-100%             |
        ----------------------------   |   |                              |
        |   NATIONWIDE ATLANTIC    |   |   --------------------------------
        |    INSURANCE COMPANY     |   |
        |                          |___|
        | Casualty-100%            |
        |                          |
        ----------------------------


                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
__|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
__|                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                  |
                  |_________________________________________________________________________________________________
                                                                            |                    |                  |
_________________________________________________________________________   |                    |                  |
                   |                                       |            |   |                    |                  |
                   |   --------------------------------    |   --------------------------------  |  --------------------------------
                   |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                              |
                   |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION              |
                   |   |                              |    |   | Common Stock:  13,642,432    |  |  |   ALTERNATIVES, LTD.         |
                   |   |                              |    |   | -------------  Shares        |  |  | Common Stock: 120,000 SHARES |
                   |___| Common Stock:  100 Shares    |    |   |                              |  |  | -------------                |
                   |   | -------------                |    |   |                              |  |  |                              |
                   |   |                              |    |   |                              |  |  | Fire-100%                    |
                   |   |                              |    |   |                              |  |  |                              |
                   |   | Casualty-100%                |    |   | Casualty 95.2%               |  |  --------------------------------
                   |   --------------------------------    |   | Fire      4.8%               |  |
                   |                                       |   |                              |  |
                   |   --------------------------------    |   |             (See Page 4)     |  |
                   |   |                              |    |   --------------------------------  |
                   |   |                              |    |                                     |
                   |   |          NATIONWIDE          |    |   --------------------------------  |
                   |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                   |---|                              |    |   | Common Stock:  12,033 Shares |  |  --------------------------------
                   |   |                              |    |   | -------------                |  |  |                              |
                   |   |                              |    |   |                              |  |  |          NATIONWIDE          |
                   |   | Casualty-90%                 |    |   | Casualty-16.5%               |  |  |        PRIVATE EQUITY        |
                   |   |                              |    |___| Fire-16.5%                   |__|--|          FUND, LLC           |
                   |   --------------------------------    |   | Preferred Stock: 1,466 Shares|     |                              |
                   |                                       |   | ----------------             |     | Casualty-100%                |
                   |   --------------------------------    |   |                              |     |                              |
                   |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |     --------------------------------
                   |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                   |   |            (NISC)            |    |   --------------------------------
                   |   |                              |    |
                   |---|     Single Member Limited    |__  |   --------------------------------
                   |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                   |   |                              | |  |   |         UNDERWRITERS         |
                   |   | Casualty-100%                | |  |   |                              |
                   |   -------------------------------- |  |   | Common Stock:  1,000         |
                   |                   |                |  |___| -------------  Shares        |
                   |                   |                |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |           INSURANCE          | |  |   | Casualty-100%                |
                   |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                   |   |                              | |  |
                   |   | Common Stock: 1,615          | |  |   --------------------------------
                   |   | ------------- Shares         | |  |   |     CRESTBROOK INSURANCE     |
                   |   |                              | |  |   |            COMPANY           |
                   |   |                              | |  |   |                              |
                   |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                   |   -------------------------------- |  |___| -------------  Shares        |
                   |                                    |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                   |   |          AGENCY, LLC         | |  |   --------------------------------
                   |   |                              | |  |
                   |   |     Single Member Limited    | |  |   --------------------------------
                   |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                   |   |                              |    |   |        INVESTORS, LTD        |
                   |   | NISC-100%                    |    |   |                              |
                   |   |                              |    |   | Casualty-95%                 |
                   |   --------------------------------    |---|                              |
                   |                                       |   | NW Indemnity-5%              |
                   |   --------------------------------    |   |                              |
                   |   |      DISCOVER INSURANCE      |    |   --------------------------------
                   |   |          AGENCY OF           |    |
                   |   |          TEXAS, LLC          |    |   --------------------------------
                   |   |                              |    |   |           NATIONWIDE         |
                   |___|     Single Member Limited    |    |   |       MUTUAL CAPITAL,LLC     |
                   |___|       Liability Company      |    |   |                              |
                       |                              |    |---|     Single Member Limited    |
                       |                              |    |   |       Liability Company      |
                       --------------------------------        |                              |
                                                               | Casualty-100%                |
                                                               |                              |
                                                               --------------------------------


                                                                                Subsidiary Companies      -- Solid Line
                                                                                Contractual Association   -- Double Line
                                                                                Limited Liability Company -- Dotted Line

                                                                                March 31, 2005

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------






                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|      (Allied P & C)      |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                  |                                               |
                  |                                               |
                  |                                               |
    -----------------------------                   ----------------------------
    |        NATIONWIDE         |                   |            AMCO          |
    |    ADVANTAGE MORTGAGE     |                   |     INSURANCE COMPANY    |
    |      COMPANY (NAMC)       |                   |           (AMCO)         |
    |                           |                ___|                          |
    |Common Stock: 333,837      |               |   | Common Stock:  300,000   |
    |------------  Shares       |               |   | -------------  Shares    |
    |                           |               |   |                          |
    |AGI-70.09%                 |               |   | AGI-100%                 |
    |AMCO-17.21%                |               |   ----------------------------
    |Allied P&C-8.47%           |               |
    |Depositors-4.23%           |               |   ----------------------------
    -----------------------------               |   |          ALLIED          |
                 |                              |   |      GENERAL AGENCY      |
                 |                              |   |         COMPANY          |
                 |                              |___|                          |
    -----------------------------               |   | Common Stock:  5,000     |
    |           AGMC            |               |   | -------------  Shares    |
    |     REINSURANCE, LTD.     |               |   |                          |
    |                           |               |   | AMCO-100%                |
    | Common Stock:  11,000     |               |   ----------------------------
    | -------------  Shares     |               |
    |                           |               |   ----------------------------
    | NAMC-100%                 |               |   |                          |
    -----------------------------               |   |       ALLIED TEXAS       |
                                                |   |       AGENCY, INC.       |
                                                |___|                          |
                                                |   |                          |
                                                |   | AMCO-100%                |
                                                |   |                          |
                                                |   |                          |
                                                |   ----------------------------
                                                |
                                                |   ----------------------------   ----------------------------
                                                |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
                                                |   |           AGENCY         |   |       SERVICES, INC.     |
                                                |   |                          |   |                          |
                                                |___| Common Stock:  1,000     |___| Common Stock:  100       |
                                                    | -------------  Shares    |   | -------------  Shares    |
                                                    |                          |   |                          |
                                                    | AMCO-100%                |   | CalFarm Insurance        |
                                                    |                          |   | Agency-100%              |
                                                    ----------------------------   ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  5,645,527 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |            ___| SIC-60.5%                |
                                    |   ----------------------------           |   ----------------------------
                                    |                                          |
                                    |   ----------------------------           |   ----------------------------
                                    |   |         WESTERN          |           |   |      VETERINARY PET      |
                                    |   |    HERITAGE INSURANCE    |           |   |       INSURANCE CO.      |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |___|                          |
                                        | Common Stock:  4,776,076 |           |   | VPSI-100%                |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   |                          |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      March 31, 2005


                                                           -------------------------
                                                           |    FARMLAND MUTUAL    |
                                                           |   INSURANCE COMPANY   |
                                                           |                       |______
                                                           |Guaranty Fund          |______
                                                           |Certificate            |
                                                           |                       |
                                                           |Casualty               |
                                                           |     (See Page 1)      |
                                                           -------------------------




                __________________________________________________________________________
                |                                         |
                |                                         |
---------------------------------                         |
|    TITAN INDEMNITY COMPANY    |         ----------------------------------
|           (TITAN)             |         |     VICTORIA FINANCIAL CORP.   |
|                               |         |            (VICTORIA)          |
|Common Stock: 4,319,951 Shares |         |                                |
|------------                   |      ___|Common Stock:       1,000 Shares|
|                               |     |   |------------                    |
|                               |     |   |                                |
|THI-100%                       |     |   |                                |
---------------------------------     |   |THI-100%                        |
                |                     |   ----------------------------------
                |                     |
---------------------------------     |
|    TITAN INSURANCE COMPANY    |     |   ----------------------------------
|       (TITAN INSURANCE)       |     |   |         VICTORIA FIRE &        |
|                               |     |   |        CASUALTY COMPANY        |
|Common Stock: 1,000,000 Shares |     |   |         (VICTORIA FIRE)        |
|------------                   |     |___|                                |
|                               |     |   |Common Stock:       1,500 Shares|___
|                               |     |   |------------                    |   |
|Titan-100%                     |     |   |                                |   |
---------------------------------     |   |                                |   |
                |                     |   |Victoria-100%                   |   |
                |                     |   ----------------------------------   |
---------------------------------     |                                        |
|    TITAN AUTO AGENCY, INC.    |     |                                        |
|             (MI)              |     |   ----------------------------------   |
|                               |     |   |       VICTORIA INSURANCE       |   |
|Common Stock:     1,000 Shares |     |   |           AGENCY INC.          |   |
|------------                   |     |   |                                |   |
|                               |     |___|Common Stock: 497 Shares Class B|___|
|                               |         |------------    3 Shares Class A|   |
|Titan Insurance-100%           |         |                                |   |
---------------------------------         |Victoria-100% of                |   |
                                          |Class A & Class B               |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |      VICTORIA AUTOMOBILE       |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,500 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA NATIONAL        |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |        VICTORIA SELECT         |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |-------------                   |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA SPECIALITY      |   |
                                          |        INSURANCE COMPANY       |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |
                                          |                                |
                                          |                                |
                                          |Victoria Fire-100%              |
                                          ----------------------------------

                                NATIONWIDE(R)

                   --------------------------------------
___________________|           NATIONWIDE MUTUAL        |_____________________________________________
___________________|           INSURANCE COMPANY        |_____________________________________________
                   |               (CASUALTY)           |
                   |              (See Page 1)          |
                   --------------------------------------
                                      |
                                      |
                    ------------------------------------
                    |    THI HOLDINGS DELAWARE, INC.   |
                    |               (THI)              |
                    |                                  |
                    |Common Stock:           100 Shares|
                    |------------                      |
                    |                                  |
                    |                                  |
                    |Casualty-100%                     |
                    ------------------------------------
                                     |
                                     |
                                     |
_____________________________________|______________________________________________________________________________
                                     |
                     ----------------------------------
                     |     WHITEHALL HOLDINGS, INC.   |
                     |            (WHITEHALL)         |
                     |                                |
                     |Common Stock:       1,000 Shares|
                     |------------                    |
                     |                                |
                     |                                |
                     |THI-100%                        |
                     ----------------------------------
                                     |
                                     |
                                     |
                                     |
                                     |
----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |       WHITEHALL INSURANCE      |
|        OF ARIZONA, INC.        |   |   |      AGENCY OF TEXAS, INC.     |
|                                |   |   |                                |
|Common Stock:     100,000 Shares|___|___|Common Stock:       1,000 Shares|________________________
|------------                    |   |   |------------                    |                        |
|                                |   |   |                                |                        |
|                                |   |   |                                |                        |
|Whitehall-100%                  |   |   |Whitehall-100%                  |                        |
----------------------------------   |   ----------------------------------                        |
                                     |                                                             |
                                     |                                                             |
----------------------------------   |   ----------------------------------       ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |           WHITEHALL OF         |       |         TITAN INSURANCE        |
|       OF NEW MEXICO, INC.      |   |   |           INDIANA, INC.        |       |           SERVICES INC.        |
|                                |   |   |                                |       |         (TITAN SERVICES)       |
|Common Stock:       1,000 Shares|___|___|Common Stock:      10,000 Shares|    ___|                                |
|------------                    |   |   |------------                    |   |   |Common Stock:           1 Share |
|                                |   |   |                                |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Whitehall Ins.-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |               WI OF            |   |   |      TITAN NATIONAL AUTO       |
|              (NV)              |   |   |           FLORIDA, INC.        |   |   |       CALL CENTER, INC.        |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:         100 Shares|   |___|Common Stock:         100 Shares|
|------------                    |   |   |------------                    |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Titan Services-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |            TITAN AUTO          |   |   |         QUICK SURE AUTO        |
|      OF PENNSYLVANIA, INC.     |   |   |         INSURANCE, INC         |   |   |           AGENCY, INC.         |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:       1,000 Shares|   |___|Common Stock:       1,050 Shares|
|------------                    |   |   |------------                    |       |------------                    |
|                                |   |   |                                |       |                                |
|                                |   |   |                                |       |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |       |Titan Services-100%             |
----------------------------------   |   ----------------------------------       ----------------------------------
                                     |
                                     |
                                     |   ----------------------------------
                                     |   |              WHI OF            |
                                     |   |          NEW YORK, INC.        |
                                     |   |                                |
                                     |___|Common Stock:         100 Shares|
                                         |------------                    |
                                         |                                |
                                         |                                |
                                         |Whitehall-100%                  |
                                         ----------------------------------

                --------------------------------------
________________|           NATIONWIDE MUTUAL        |
________________|        FIRE INSURANCE COMPANY      |
                |               (CASUALTY)           |
                |              (See Page 1)          |
                --------------------------------------















______________________________________________________________
                                                              |
                                                              |
                                                              |
                                              ----------------------------------
                                              |          TITAN HOLDINGS        |
                                              |        SERVICE CORPORATION     |
                                              |         (TITAN HOLDINGS)       |
                                              |                                |
                                              |Common Stock:      100,00 Share |
                                              |------------                    |
                                              |                                |
                                              |THI-100%                        |
                                              ----------------------------------




                                        Subsidiary Companies      __ Solid Line
                                        Contractual Association   __ Double Line
                                        Limited Liability Company __ Dotted Line

                                        March 31, 2005

_______________________________________________________________________________
|                   |                                                         |
|                                                                             |
|                   |                                                         |
|                                                                             |
|                   |                                                         |
|   ---------------------------------       --------------------------------- |
|   |    NATIONWIDE TOWARZYSTWO     |       |     NGH LUXEMBOURG S.a.r.L    | |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |          (LUX SA)             | |
|   |                               |       |                               | |
|   |Common Stock: 17,400,000 Shares|    ___|Common Stock:   225,739 Shares |_|
|   |------------                   |   |   |------------                   | |
|   |                               |   |   |NGH-64.27%                     | |
|   |NGH-100%                       |   |   |NETHER-35.73%                  | |
|   ---------------------------------   |   --------------------------------- |
|                                       |                                     |
|   ---------------------------------   |   --------------------------------- |
|   |                               |   |   |         NGH UK, LTD.          | |
|   |          NATIONWIDE           |   |   |                               | |
|   |      FINANCIAL SP. Z O.O.     |   |   |                               | |
|___|                               |   |   |                               | |
|   |Common Stock: 25,700 Shares    |   |___|                               | |-
|   |------------                   |   |   |                               | |
|   |                               |   |   |                               | |
|   |                               |   |   |LUX SA-100%                    | |
|   |NGH-100%                       |   |   --------------------------------- |
|   ---------------------------------   |                                     |
|                                       |                                     |
|   ---------------------------------   |   --------------------------------- |
|   |      SIAM AR-NA-KHET          |   |   |   GRUPO VIDA PARTICIPACOES    | |
|   |     COMPANY LTD. (SIAM)       |   |   |          LTDA (GRUPO)         | |
|---|                               |   |   |                               | |
    |                               |   |___|                               | |
    |                               |   |   |                               |_|
    |                               |   |   |                               | |
    |NGH-48.99%                     |   |   |                               | |
    ---------------------------------   |   |                               | |
                                        |   |LUX SA-99.99%                  | |
     ---------------------------------  |   |NGH-.01%                       | |-
     |     PANEUROLIFE (PEL)         |  |   --------------------------------- |
     |                               |  |                   |                 |
     |Common Stock:  1,300,000 Shares|  |                   |                 |
     |------------                   |  |   --------------------------------- |
     |                               |__|   |  NATIONWIDE MARITIMA VIDA e   | |
     |                               |  |___|       PREVIDENCIA SA          | |
     |LUX SA-99.99%                  |  |   |                               | |
     |NGH-.01%                       |  |   |Common Stock:  1,121,362,977   | |
     ---------------------------------  |   |------------   Shares          | |
                  |                     |   |                               | |
                  |                     |   |                               | |
                  |                     |   |                               | |
                  |                     |   |LUX SA-.000003%                | |
     ---------------------------------  |   |NGH BRASIL-99.45%              | |-
     |      VERTBOIS, SA             |  |   --------------------------------- |
     |                               |  |                                     |
     |                               |  |                                     |
     |                               |  |   --------------------------------- |
     |                               |  |   |       EUROPEWIDE LIFE SA      | |
     |                               |  |   |             (EURO)            | |
     |                               |  |   |                               | |
     |                               |  |   |                               | |
     | PEL-99.99%                    |  |   |                               |_|
     | LUX SA-.01%                   |  |___|                               | |
     ---------------------------------  |   |                               | |
                                        |   |LUX SA-99.99%                  | |
                                        |   |NGH-.01%                       | |
                                        |   --------------------------------- |
                                        |                                     |
                                        |                                     |
                                        |                                     |
                                        |                                     |
     ---------------------------------  |   --------------------------------- |
     |    NATIONWIDE GLOBAL          |  |   |    EUROPEWIDE FINANCIAL SA    | |
     |      SERVICES EIG             |  |   |          (EURO FIN)           | |
     |                               |  |   |                               | |
     |                               |  |___|                               |_|
     |PEL-25%                        |      |                               |
     |EURO FIN-25%                   |      |                               |
     |EURO-25%                       |______|LUX SA-99.99%                  |
     |BRANCH-25%                     |______|NGH-.01%                       |
     ---------------------------------      ---------------------------------


                                                                        (middle)

                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |_____________________________________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |_____________________________________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |                                      |
   |Casualty           |           --------------------                                      |
   |   (See Page 1)    |                                                                     |
    -------------------                                                                      |
                                                                            ------------------------------------
                                                                            | NATIONWIDE CORPORATION (NW CORP) |
                                                                            | Common Stock: 13,642,432 Shares  |
                                                                            | -------------                    |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |Casualty   95.2%                  |
                                                                            |Fire        4.8%                  |
                                                                            ------------------------------------
                                                                                             |
                                                                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
       |___|Common Stock:  7,000,000 Shares|             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 5)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   ---------------------------------
       |   |             NGH               |
       |   |       NETHERLANDS B.V.        |
       |   |           (NETHER)            |
       |___|                               |
       |   |NW Corp.-99.84%                |
       |   |--------                       |
       |   |                               |
       |   |NGH-.16%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |            NATIONWIDE         |
       |   |       SERVICES SP. Z O.O.     |
       |   |                               |
       |   |Common Stock:     24,906 Shares|
       |___|------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |        NATIONWIDE GLOBAL      |
       |   |          FINANCE, LLC         |
       |   |                               |
       |---|     Single Member Limited     |
       |   |        Liability Company      |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
_______|   ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------


_____________________________________________________________________________________________
               |                                   |                                         |
               |                                   |                                         |
 ---------------------------------   ------------------------------         ---------------------------------
 |      GARTMORE GLOBAL ASSET    |   |   FINANCIAL SETTLEMENT     |         |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |   |   SERVICES AGENCY, INC.    |         |      & COMPANY (GATES)        |
 |             (GGAMT)           |   |                            |         |                               |
 |                               |   |Common Stock:  1,500 Shares |    _____|Common Stock:        254 Shares|
 |                               |   |------------                |    |    |------------                   |
 |                               |   |                            |    |    |                               |
 |NW Corp-100%                   |   |                            |    |    |                               |
 |           (See Page 7)        |   |NW Corp.-100%               |    |    |NW Corp.-100%                  |
 ---------------------------------   ------------------------------    |    ---------------------------------
                                                                       |
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |    MEDPROSOLUTIONS, INC.      |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |____|                               |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATES, MCDONALD &      |
                                                                       |    |    COMPANY OF NEW YORK, INC.  |
                                                                       |    |                               |
                                                                       |____|Common Stock:       3 Shares   |
                                                                       |    |------------                   |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATES, MCDONALD &      |
                                                                       |    |       COMPANY OF NEVADA       |
                                                                       |    |                               |
                                                                       |    |Common Stock:         40 Shares|
                                                                       |____|------------                   |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATESMCDONALD          |
                                                                       |    |      HEALTH PLUS, INC.        |
                                                                       |    |                               |
                                                                       |____|Common Stock:        200 Shares|
                                                                            |------------                   |
                                                                            |                               |
                                                                            |Gates-100%                     |
                                                                            ---------------------------------

                                                                      Subsidiary Companies      -- Solid Line
                                                                      Contractual Association   -- Double Line
                                                                      Limited Liability Company -- Dotted Line

                                                                      March 31, 2005

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


          __________________________________________________________________________________________________
          |                                      |                      |
   ------------------------------    ---------------------------------- |   -----------------------------
   |        TBG INSURANCE       |    |   NATIONWIDE LIFE INSURANCE    | |   |    NATIONWIDE FINANCIAL   |
   |        SERVICES CORP.      |    |     COMPANY (NW LIFE)          | |   |   SERVICES CAPITAL TRUST  |
   |                            |    |                                | |   |                           |
___|                            | ___| Common Stock: 3,814,779 Shares | |___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   | Preferred Stock           |
|  |                            | |  |                                | |   | ---------------           |
|  |NFS-63%                     | |  | NFS-100%                       | |   | NFS-100%                  |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  |      TBG AVIATION, LLC     | |  ---------------------------------- |   | CAPITAL PRO HOLDING, INC. |
|  |                            | |  |      NATIONWIDE LIFE AND       | |   |        (CAP PRO)          |
|  |                            | |  |   ANNUITY INSURANCE COMPANY    | |   |                           |
|  |                            | |  |                                | |   |                           |
|__|                            | |__| Common Stock: 66,000 Shares    | |___|                           |
|  |                            | |  | ------------                   |     |                           |
|  |                            | |  |                                |     |                           |
|  |TBG-100%                    | |  | NW Life-100%                   |     | NFS-63%                   |
|  ------------------------------ |  ----------------------------------     -----------------------------
|                                 |                                                       |
|  ------------------------------ |  ----------------------------------     -----------------------------
|  |    TBG DANCO INSURANCE     | |  |      NATIONWIDE INVESTMENT     |     |    CAPITAL PROFESSIONAL   |
|  |         COMPANY            | |  |      SERVICES CORPORATION      |     |      ADVISORS, INC.       |
|  |                            | |  |                                |     |          (CPAI)           |
|__|                            | |__| Common Stock: 5,000 Shares     |  ___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |TBG-100%                    | |  | NW Life-100%                   | |   | CAP PRO-100%              |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  | TBG FINANCIAL & INSURANCE  | |  ---------------------------------- |   |     CAP PRO INSURANCE     |
|  |    SERVICES CORPORATION    | |  |      NATIONWIDE FINANCIAL      | |   |    AGENCY SERVICES, INC.  |
|__|                            | |__|       ASSIGNMENT COMPANY       | |   |                           |
|  |                            | |  |                                | |___|                           |
|  |                            | |  | NW LIFE-100%                   | |   |                           |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |                                     |   |                           |
|  |TBG-100%                    | |  ---------------------------------- |   | CPAI-100%                 |
|  ------------------------------ |  | NATIONWIDE PROPERTIES LTD.     | |   -----------------------------
|                                 |  |                                | |
|  ------------------------------ |  | Units:                         | |   -----------------------------
|  | TBG FINANCIAL & INSURANCE  | |__| -----                          | |   |     CAP PRO BROKERAGE     |
|  |    SERVICES CORPORATION    | |  | NW LIFE-97.6%                  | |   |       SERVICES, INC.      |
|  |         OF HAWAII          | |  | Casualty-2.4%                  | |   |                           |
|__|                            | |  ---------------------------------- |___|                           |
|  |                            | |                                     |   |                           |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |  |    NATIONWIDE COMMUNITY        | |   |                           |
|  |TBG-100%                    | |  |   DEVELOPMENT CORP., LLC       | |   | CPAI-100%                 |
|  ------------------------------ |  |                                | |   -----------------------------
|                                 |--| Units:                         | |
|  ------------------------------ |  | -----                          | |   -----------------------------
|  |      WILLIAM J. LYNCH &    | |  | NW LIFE-67%                    | |   |      CAP PRO ADVISORY     |
|  |        ASSOCIATES, INC.    | |  | NW Indemnity-33%               | |   |       SERVICES , INC.     |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |                                     |   |                           |
|__|                            | |  ---------------------------------- |___|                           |
|  |                            | |  |     NATIONWIDE AFFORDABLE      |     |                           |
|  |                            | |  |         HOUSING, LLC           |     |                           |
|  |TBG-100%                    | |--|                                |     | CPAI-100%                 |
|  ------------------------------ |  | NW Life-45%                    |     -----------------------------
|                                 |  | NW Indemnity-45%               |
|                                 |  ----------------------------------
|  ------------------------------ |
|  |        TBG ADVISORY        | |
|  |    SERVICES CORPORATION    | |
|  |                            | |
|__|                            | |
   |                            | |
   |                            | |
   |                            | |
   |TBG-100%                    | |
   ------------------------------ |
                                  |
   ------------------------------ |  ----------------------------------   ----------------------------------
   |      TEAMSTAFF,INC.        | |  |    LIFE REO HOLDINGS LLC       |   |        GARDINER POINT          |
   |                            | |  |            (REO)               |   |        HOSPITALITY LLC         |
   |                            | |  |                                |   |                                |
   |                            |-|--|                                |---|                                |
   | Common Stock: 15,710,000   |    |                                |   |                                |
   | ------------  Shares       |    |                                |   |                                |
   |                            |    |                                |   |                                |
   |NW Life-14%                 |    | NW LIFE-100%                   |   | REO-100%                       |
   ------------------------------    ----------------------------------   ----------------------------------


                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    13,642,432      |
                                          |          ------------       Shares        |
                                          |                             ------        |
                                          | Casualty         95.2%                    |
                                          | Fire              4.8%                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
___________________________________________________________________________________________________________________________________
             |                                |                                |                                   |
---------------------------    -----------------------------      ----------------------------    ---------------------------------
|  REGISTERED INVESTMENT  |    |     NATIONWIDE TRUST      |      |   NFS DISTRIBUTORS, INC. |    |    NATIONWIDE FINANCIAL       |
| ADVISORS SERVICES, INC. |    |       COMPANY, FSB        |      |          (NFSDI)         |    |  SERVICES CAPITAL TRUST II    |
|                         |    |                           |      |                          |    |                               |
|                         |    | Common Stock: 2,800,000   |      |                          |    |                               |
|                         |    | ------------  Shares      |      |                          |    |                               |
|                         |    |                           |      |                          |    |                               |
|                         |    |                           |      |                          |    |                               |
| NFS-100%                |    | NFS-100%                  |      |  NFS-100%                |    | NFS-100%                      |
---------------------------    -----------------------------      ----------------------------    ---------------------------------
                                                                        |
                                      _____________________________________________________________________________________________
                                      |                                 |                                       |
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |        |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |        |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |        |          (401(K))               |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 1,000 Shares|       |                          |        |                                 |
                        | ------------              |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |        | NFSDI-100%                      |
                        -----------------------------        ---------------------------        -----------------------------------
                                      |                                                                         |
    --------------------------------- |                                                                         |
    |    FINANCIAL HORIZONS         | |                                                                         |
    |    DISTRIBUTORS AGENCY        | |                                                                         |
    |     OF ALABAMA, INC.          | |                                                                         |
    |                               |_|                                                                         |
    | Common Stock: 10,000 Shares   | |                                                                         |
    | ------------                  | |                                                                         |
    |                               | |                                                                         |
    |                               | |                                                                         |
    | NFIDAI-100%                   | |                                                                         |
    --------------------------------- |                                                                         |
                                      |                                                                         |
                                      |   -----------------------------      --------------------------------   |
                                      |   |                           |      |      401(k) INVESTMENT       |   |
                                      |   |                           |      |      SERVICES, INC.          |   |
                                      |   |    FINANCIAL HORIZONS     |      |                              |   |
                                      |___|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
                                      |___|   AGENCY OF OHIO, INC     |      |-------------                 |   |
                                      |   |                           |      |                              |   |
                                      |   | NFIDAI-100%               |      |401(k)-100%                   |   |
                                      |   -----------------------------      --------------------------------   |
                                      |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    NATIONWIDE FINANCIAL       | |   |                           |      |      401(k) INVESTMENT       |   |
    |  INSTITUTION DISTRIBUTORS     | |   |                           |      |       ADVISORS, INC.         |   |
    |INSURANCE AGENCY, INC. OF MASS.| |   |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 100 Shares      |_|___|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  | |___|   AGENCY OF TEXAS, INC    |      |-------------                 |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |                                      --------------------------------   |
    |    NATIONWIDE FINANCIAL       | |                                      |    THE 401(k) COMPANY        |   |
    |  INSTITUTION DISTRIBUTORS     | |                                      |                              |   |
    | AGENCY, INC. OF NEW MEXICO    | |                                      |Common Stock: 855,000 Shares  |   |
    | Common Stock: 100 Shares      |_|                                      |-------------                 |___|
    | ------------                  |                                        |                              |
    |                               |                                        |                              |
    | NFIDAI-100%                   |                                        |401(k)-100%                   |
    ---------------------------------                                        --------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                   |                |                 |                 |
                       --------------------------------   |   -----------------------------  |  -------------------------------
                       |  PENSION ASSOCIATES, INC.    |   |   | NATIONWIDE LIFE INSURANCE |  |  |     NATIONWIDE FINANCIAL     |
                       |                              |   |   |    COMPANY OF AMERICA     |  |  |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |   |   |         (NLICA)           |  |  |            (NFSB)            |
                       | ------------                 |   |   |                           |  |  | Common Stock: 250,000 Shares |
                       |                              |   |   |                           |  |  |                              |
                       |                              |   |   |                           |  |  |                              |
                       | NFS-100%                     |   |   | NFS-100%      (See Page 6)|  |  | NFS-100%                     |
                       --------------------------------   |   -----------------------------  |  -------------------------------
                                                          |                                  |                  |
 _______________________________________                  |                                  |                  |
                                       |                  |                                  |                  |
                        --------------------------------  |   -----------------------------  |   --------------------------------
                        |    NATIONWIDE RETIREMENT     |  |   | NATIONWIDE FINANCIAL      |  |   |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |  |   | STRUCTURED PRODUCTS, LlLC |  |   |                              |
                        |                              |  |   |                           |  |   | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |  |---|                           |  |   | ------------                 |
                        | -------------                |      |                           |  |   |                              |
                        |                              |      |                           |  |   |                              |
                        | NFSDI-100%                   |      | NFS-100%                  |  |   | NFSB-100%                    |
                        --------------------------------     -----------------------------   |   --------------------------------
                                    |                                                        |
                                    |                                                        |   --------------------------------
   -------------------------------- | -----------------------------                          |   | NF REINSURANCE, LTD.         |
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |                          |   |                              |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |                          |   | Common Stock: 250,000 Shares |
   |         ALABAMA              | | |        NEW MEXICO         |                          |-- | ------------                 |
   | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|                          |   |                              |
   | ------------                 | | | ------------              |                          |   |                              |
   |                              | | |                           |                          |   | NFS-100%                     |
   | NRS-100%                     | | | NRS-100%                  |                          |   --------------------------------
   -------------------------------- | -----------------------------                          |
                                    |                                                        |   --------------------------------
   -------------------------------- | -----------------------------                          |   |     NATIONWIDE INSURANCE     |
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |                          |   |   MANAGEMENT SERVICES, INC.  |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |                          |   |                              |
   |         ARIZONA              | | |        SO. DAKOTA         |                          |-- |                              |
   | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|                              |                              |
   | ------------                 | | | ------------              |                              |                              |
   |                              | | |                           |                              | NFS-100%                     |
   | NRS-100%                     | | | NRS-100%                  |                              --------------------------------
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |        ARKANSAS              | | |         WYOMING           |
   | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |      SOLUTIONS, INS.         | | |                           |
   |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
   | ------------                 | | |           OHIO            |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
   |                              | |_|    SOLUTIONS, INC. OF     |
   | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
   | ------------                 | | |                           |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------  | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
   | ------------                 |_|_|           TEXAS           |
   |                              |   |                           |
   | NRS-100%                     |   |                           |
   --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2005

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |    Common Stock:  13,642,432 Shares    |
                                                        |    -------------                       |
                                                        |                                        |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------                      |
                                                        | Casualty   95.2%                       |
                                                        | Fire        4.8%                       |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
     |                           |   |                           |
     |  NPHC - 100%              |   |  RCMD - 100%              |
     -----------------------------   -----------------------------
                   |                               |
                   |                               |
     -----------------------------   -----------------------------
     |       1717 ADVISORY       |   |       1717 INSURANCE      |
     |       SERVICES, INC.      |   |        AGENCY OF          |
     |                           |   |      MASSACHUSETTS, INC.  |
     |                           |   |                           |
     |  RCMD - 100%              |   |  BSI - 100%               |
     -----------------------------   -----------------------------






    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         March 31, 2005

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

                                                _______________________________
                                                |                 _____________
 ---------------------------                    |                |
|     AUDENSTAR LIMITED     |      ---------------------------   |
|           (AL)            |     |     NATIONWIDE ASSET      |  |
|                           |__   | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGL - 100%                |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |     GARTMORE GROUP LTD.   |  |
|           (RIG)           |  |  |           (GGL)           |  |
|                           |__|__|                           |  |
|                           |     |                           |  |
| GGL - 79%                 |   __| NAMHL - 83%               |  |
| AL - 21%                  |  |   ---------------------------   |
 ---------------------------   |                |                |
              |                |   ---------------------------   |
 ---------------------------   |  |   NATIONWIDE UK HOLDING   |  |
|GARTMORE RIVERVIEW II, LLC |  |  |       COMPANY, LTD.       |  |
|        (RIVER II)         |  |  |        (NUKHCL)           |  |
|                           |  |  |                           |  |
|                           |  |  |                           |  |
| RIG - 100%                |  |  | GGL - 100%                |  |
 ---------------------------   |   ---------------------------   |
              |                |                |                |
              |                |   ---------------------------   |
              |                |  |     ASSET MANAGEMENT      |  |
 ---------------------------   |  |       HOLDINGS PLC        |  |
|  GARTMORE RIVERVIEW, LLC  |  | _|         (AMH)             |  |
|         (RIVER)           |  || |                           |  |
|                           |  || |                           |  |
|                           |  || | NUKHCL - 100%             |  |
|                           |  ||  ---------------------------   |
| RIVER II-100%             |  ||               |                |
 ---------------------------   ||  ---------------------------   |
              |                || |    GARTMORE INVESTMENT    |  |
              |                || |       MANAGEMENT PLC      |  |
              |                ||_|           (GGI)           |__|__
 ---------------------------   |  |                           |  |
|     GARTMORE RIVERVIEW    |  |  | AMH - 99.99%              |  |
|       POLYPHONY, LLC      |  |  | GNL - .01%                |  |
|                           |  |   ---------------------------   |
|                           |  |                                 |
| River - .04%              |  |                                 |
| Casualty - 80.14%         |  |                                 |
| Fire - 19.82%             |  |                                 |
 ---------------------------   |                                 |
                               |                                 |
                               |                                 |
                               |                                 |__
                               |
                               |
                               |   ---------------------------
                               |  |      GARTMORE GLOBAL      |
                               |  |      INVESTMENTS, INC.    |
                               |__|           (GGI)           |
                                  |                           |
                                  |                           |
                                  |        (See Page 8)       |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

   -------------------
__| NATIONWIDE MUTUAL |____________________________________________________________________________
__| INSURANCE COMPANY |____________________________________________________________________________
  |   (CASUALTY)      |               |
  |  (See Page 1)     |               |
   -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:  13,642,432        |
                |       ------------        Shares       |
                |                                        |
                |                                        |
                |  Casualty   95.2%                      |
                |  Fire        4.8%                      |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ___________________________________
 ________________________________________________________________________________________________
                     |             |                               |    ---------------------------
      --------------------------   |   --------------------------  |   | GARTMORE INVESTMENT LTD.  |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         | |   |          (GIL)            |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                           |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                           |
  |  |                          |  |  |                          | |   | GIM - 99.9%               |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%                |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    ---------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    ---------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN       |
  |  |                          |  |  |                          | |   |         LIMITED           |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                           |
  |  |       SERVICES GMBH      |  |  |                          | |   |                           |
  |__|                          |  |  |                          | |   |                           |
  |  |                          |  |  |                          | |   | GIL - 100%                |
  |  |                          |  |  | GFM - 100%               | |   |                           |
  |  | GISL - 100%              |  |  |                          | |    ---------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    ---------------------------
  |   --------------------------   |   --------------------------  |   |   *GARTMORE 1990 LTD.     |
  |  |  GARTMORE FUND MANAGERS  |  |  |     GARTMORE PENSION     | |   |                           |
  |  |  INTERNATIONAL LIMITED   |  |  |      TRUSTEES, LTD.      | |___|                           |
  |__|         (GFMI)           |  |__|                          | |   |                           |
     |                          |     |                          | |   | GIM - 50%                 |
     | GISL - 99.99%            |     | GIM - 99%                | |   | GSL - 50%                 |
     | GSL - .01%               |     | GSL - 1%                 | |    ---------------------------
      --------------------------       --------------------------  |
                    |                                              |    ---------------------------
      --------------------------                                   |   |  *GARTMORE INDOSUEZ UK    |
      |   GARTMORE MANAGERS      |                                 |   | RECOVERY FUND (G.P.) LTD. |
      |      (JERSEY) LTD.       |                                 |___|    (GENERAL PARTNER)      |
      |                          |                                 |   |                           |
      | GFMI - 94%               |                                 |   | GIM - 50%                 |
      | GSL - 3%                 |                                 |   | GNL - 50%                 |
      | GIM - 3%                 |                                 |    ---------------------------
       --------------------------                                  |
                                                                   |    ---------------------------
      --------------------------                                   |   |*GARTMORE 1990 TRUSTEE LTD.|
     |                          |                                  |   |    (GENERAL PARTNER)      |
     |     GARTMORE NO. 1       |                                  |___|                           |
     |  GENERAL PARTNER, LTD.   |                                      |                           |
_____|                          |                                      | GIM - 50%                 |
     |                          |                                      | GSL - 50%                 |
     |                          |                                       ---------------------------
     | GIM - 100%               |                                   *In Members Voluntary Liquidation
      --------------------------

      --------------------------
     |     GARTMORE NO. 2       |
     |  GENERAL PARTNER, LTD.   |
_____|                          |
     |                          |
     |                          |
     | GIM - 100%               |
      --------------------------


          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------



 _________________________________________________
|                                                |
|   --------------------------       --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |
|  |                          |     |     MANAGEMENT LTD.      |
|__|                          |     |          (GCM)           |
|  |                          |     |                          |
|  | GIM - 50%                |     | GIM - 99.99%             |
|  | GSL - 50%                |     | GSL - 0.01%              |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |
|  |          (GNL)           |     |         (GUS)            |
|__|                          |     |                          |
|  |                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     |                          |
|  | GSL - .01%               |     | GCM - 100%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  | GARTMORE SECURITIES LTD. |     | GARTMORE GLOBAL PARTNERS |
|  |          (GSL)           |     |    (GENERAL PARTNER)     |
|__|                          |_____|                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     | GUS - 50%                |
|  | GNL - .01%               |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2005

                                                                     (left side)
                                  NATIONWIDE(R)

-----------------------                      -------------------------------------
|   FARMLAND MUTUAL   |                      |        NATIONWIDE MUTUAL          |
|  INSURANCE COMPANY  |______________________|        INSURANCE COMPANY          |_____________________________________
|                     |______________________|                                   |_____________________________________
| Guaranty Fund       |                      |            (CASUALTY)             |                   |
| Certificate         |                      |           (See Page 1)            |                   |
|                     |                      -------------------------------------                   |
| Casualty            |                                                                              |
|    (See Page 1)     |                                                                              |
-----------------------                                                                              |
                                                                                   ------------------------------------
                                                                                   | NATIONWIDE CORPORATION (NW CORP) |
                                                                                   |   Common Stock:     13,642,432   |
                                                                                   |   ------------        Shares     |
                                                                                   |                                  |
                                                                                   | Casualty-95.2%                   |
                                                                                   | Fire-4.8%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GLOBAL          |
                                                                                   |         ASSET MANAGEMENT         |
                                                                                   |           TRUST (GGAMT)          |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NW Corp.-100%                    |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |           NATIONWIDE ASSET       |
                                                                                   |       MANAGEMENT HOLDINGS, LTD   |
                                                                                   |              (NAMHL)             |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | GGAMT-100%                       |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GROUP LTD       |
                                                                                   |               (GGL)              |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NAMHL-83%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   -------------------------------------
                                                                                   |         GARTMORE GLOBAL           |
                                                                                   |      INVESTMENTS, INC. (GGI)      |
                                                                                   |                                   |
                                                                                   | Common Stock: 958,750 Shares      |
               ____________________________________________________________________| ------------                      |
               |                                    |                              | GGL-100%                          |
               |                                    |                              | Preferred Stock: 500,000 Shares   |
               |                                    |                              | ---------------                   |
               |                                    |                              | GGL-100%                          |
               |                                    |                              -------------------------------------
--------------------------------     ---------------------------------
|    GARTMORE MUTUAL FUND      |     |    GARTMORE S.A. CAPITAL      |
|        CAPITAL TRUST         |  ___|         TRUST (GSA)           |
|                              |  |  |                               |__________________________________________________
|                              |  |  |                               |
|    DELAWARE BUSINESS TRUST   |  |  |   DELAWARE BUSINESS TRUST     |
--------------------------------  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |       GARTMORE SEPARATE       |
                                  |  |         ACCOUNTS, LLC         |
                                  |__|                               |
                                  |  |                               |
                                  |  | GSA-60%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |        GARTMORE EMERGING      |
                                  |__|          MANAGERS, LLC        |
                                     |              (GEM)            |
                                   __|                               |
                                  |  | GSA-100%                      |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |           NORTHPOINTE         |
                                  |  |           CAPITAL LLC         |
                                  |--|                               |
                                     |                               |
                                     | GEM-65%                       |
                                     ---------------------------------


                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------

                                   ------------------------------  -------------------------   ------------------------------------
                                   |   GARTMORE GLOBAL ASSET    |   |      GGI MGT LLC     |   |           NEWHOUSE SPECIAL       |
                                   |      MANAGEMENT, INC.      |   |       (GGIMGT)       |   |       SITUATIONS FUND I, LLC     |
___________________________________|          (GGAMI)           |---|                      |---|                                  |
                                   |                            |   |                      |   |                                  |
                                   |                            |   |                      |   | GGIMGT-10%(common units)         |
                                   | GSA-100%                   |   | GGAMI-100%           |   | GGV-75%(preferred units)         |
                                   ------------------------------   ------------------------   ------------------------------------
                                               |
      -------------------------------------    |    -------------------------------------     ------------------------------------
      |             GARTMORE              |    |    |           GARTMORE MORLEY         |     |      GARTMORE MORLEY CAPITAL     |
      |      INVESTORS SERVICES, INC.     |    |    |       FINANCIAL SERVICES, INC.    |     |          MANAGEMENT, INC         |
      |                                   |____|____|              (MORLEY)             |_____|                                  |
      | Common Stock: 5 Shares            |    |    |                                   |  |  | Common Stock:  500 Shares        |
      | ------------                      |    |    | Common Stock: 82,343 Shares       |  |  | ------------                     |
      |                                   |    |    | ------------                      |  |  |                                  |
      | GGAMI-100%                        |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |      NATIONWIDE GLOBAL FUNDS      |    |    |        GARTMORE GLOBAL            |  |  |              GARTMORE            |
      |                                   |    |    |         VENTURES, INC.            |  |  |           TRUST COMPANY          |
      |                                   |____|____|             (GGV)                 |  |__|                                  |
      |                                   |    |    |                                   |  |  | Common Stock: 2,000 Shares       |
      |       LUXEMBOURG SICAV            |____|    |                                   |  |  | ------------                     |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |       GARTMORE DISTRIBUTION       |    |    |       CORVIANT CORPORATION        |  |  |           GARTMORE MORLEY &      |
      |          SERVICES, INC.           |    |    |              (CC)                 |  |  |            ASSOCIATES, INC.      |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |____|____| Common Stock       450,000 shares |  |__| Common Stock: 3,500 Shares       |
      | Common Stock: 10,000 Shares       |         | ------------                      |     | ------------                     |
      | ------------                      |         | Series A Preferred 250,000 shares |     |                                  |
      |                                   |         | ------------------                |     | Morley-100%                      |
      | GGAMI-100%                        |         |                                   |     |                                  |
      |                                   |         |  GGAMI-100%                       |     |                                  |
      -------------------------------------         --------------------------------------    ------------------------------------

                                                                                      Subsidiary Companies      - Solid Line
                                                                                      Contractual Association   - Double Line
                                                                                      Limited Liability Company - Dotted Line

                                                                                      March 31, 2005

Item 27.      NUMBER OF CONTRACT OWNERS

              The number of contract owners of Qualified and Non-Qualified Contracts as of February 14, 2005 was 2,854 and 6,192, respectively.


Item 28.      INDEMNIFICATION

              Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER


(a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

    Multi-Flex Variable Account         Nationwide VL Separate Account-C
    Nationwide Variable Account         Nationwide VL Separate Account-D
    Nationwide Variable Account-II      Nationwide VL Separate Account-G
    Nationwide Variable Account-4       Nationwide VLI Separate Account-2
    Nationwide Variable Account-5       Nationwide VLI Separate Account-3
    Nationwide Variable Account-6       Nationwide VLI Separate Account-4
    Nationwide Variable Account-7       Nationwide VLI Separate Account-5
    Nationwide Variable Account-8       Nationwide VLI Separate Account-6
    Nationwide Variable Account-9       Nationwide VLI Separate Account-7
    Nationwide Variable Account-10
    Nationwide Variable Account-11
    Nationwide Variable Account-13
    Nationwide Variable Account-14
    Nationwide VA Separate Account-A
    Nationwide VA Separate Account-B
    Nationwide VA Separate Account-C

(b) Directors and Officers of NISC:

     Mark D. Phelan, Chairman of the Board
     Rhodes B. Baker, Director and President
     William G. Goslee, Jr., Senior Vice President
     M. Eileen Kennedy, Director and Senior Vice President and Treasurer Thomas E. Barnes, Vice President and Secretary

     The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
     One Nationwide Plaza, Columbus, Ohio 43215

(c)

     ----------------------------- ------------------------- ----------------------- ----------------- -------------------

     NAME OF PRINCIPAL             NET UNDERWRITING          COMPENSATION ON         BROKERAGE         COMPENSATION
     UNDERWRITER                   DISCOUNTS AND             REDEMPTION OR           COMMISSIONS
                                   COMMISSIONS               ANNUITIZATION

     ----------------------------- ------------------------- ----------------------- ----------------- -------------------
     ----------------------------- ------------------------- ----------------------- ----------------- -------------------

     Nationwide Investment         N/A                       N/A                     N/A               N/A
     Services Corporation

     ----------------------------- ------------------------- ----------------------- ----------------- -------------------


Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              M. Eileen Kennedy
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215


Item 31.      MANAGEMENT SERVICES
              Not Applicable

Item 32.      UNDERTAKINGS
              The Registrant hereby undertakes to:

              (a) File a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) Include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) Deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code are issued by Nationwide through the Registrant in reliance upon, and in compliance with a no-action letter issued by the staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Internal Revenue Code.

              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

            CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide Variable Account-7:



We consent to the use of our reports for Nationwide Variable Account-7 dated March 4, 2005 and for Nationwide Life Insurance Company and subsidiaries dated March 1, 2005 included herein, and to the reference to our firm under the heading "Services" in the Statement of Additional Information (File No. 33-82174). Our report for Nationwide Life Insurance Company and subsidiaries refers to the adoption of the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Separate Accounts in 2004.






KPMG LLP

Columbus, Ohio
April 28, 2005

                                   SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-7, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 28th day of April, 2005.

                                    NATIONWIDE VARIABLE ACCOUNT-7
              ------------------------------------------------------------------

                                  (Registrant)
                                  NATIONWIDE
                                  LIFE
                                  INSURANCE
                                  COMPANY
              ------------------------------------------------------------------
                                            (Depositor)

                                       By/s/ JAMIE RUFF CASTO
              ------------------------------------------------------------------
                                         Jamie Ruff Casto


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April, 2005.


W. G. JURGENSEN

-------------------------------------------------------------------------

W. G. Jurgensen, Director and Chief Executive Officer

ARDEN L. SHISLER

-------------------------------------------------------------------------

Arden L. Shisler, Chairman of the Board and President

JOSEPH A. ALUTTO

-------------------------------------------------------------------------

Joseph A. Alutto, Director

JAMES G. BROCKSMITH, JR.

-------------------------------------------------------------------------

James G. Brocksmith, Jr., Director

KEITH W. ECKEL

-------------------------------------------------------------------------

Keith W. Eckel, Director

LYDIA M. MARSHALL

-------------------------------------------------------------------------

Lydia M. Marshall, Director

DONALD L. MCWHORTER

-------------------------------------------------------------------------

Donald L. McWhorter, Director

MARTHA JAMES MILLER DE LOMBERA

-------------------------------------------------------------------------

Martha James Miller de Lombera, Director

DAVID O. MILLER

-------------------------------------------------------------------------

David O. Miller, Director

JAMES F. PATTERSON

-------------------------------------------------------------------------

James F. Patterson, Director

GERALD D. PROTHRO

-------------------------------------------------------------------------

Gerald D. Prothro, Director

ALEX SHUMATE

-------------------------------------------------------------------------

Alex Shumate, Director

                                               By /s/ JAMIE RUFF CASTO

                                ------------------------------------------------

                                                  Jamie Ruff Casto
                                                  Attorney-in-Fact